Schedule of Investments
(unaudited)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.5%
Alabama Corrections Institution Finance
Authority, Series 2022A, RB, 5.25%, 07/01/47 USD 2,270 $ 2,456,479
Alabama Federal Aid Highway Finance Authority
Series B, RB, 5.00%, 09/01/26 ......... 2,780 2,877,693
Series 2016A, RB, 5.00%, 09/01/35 ..... 23,575 24,423,882
Series 2016A, RB, 5.00%, 09/01/36 ..... 8,750 9,065,067
Series A, RB, 4.00%, 06/01/37 ......... 5,290 5,451,948
Series A, RB, 5.00%, 06/01/37 ......... 5,000 5,284,287
Alabama Public School & College Authority
Series 2014B, RB, 5.00%, 01/01/26 ..... 6,135 6,153,312
Series 2020A, RB, 5.00%, 11/01/27 ..... 7,850 8,360,328
Series 2020A, RB, 5.00%, 11/01/32 ..... 5,000 5,591,283
Series 2020A, RB, 5.00%, 11/01/33 ..... 4,300 4,800,185
Series 2020A, RB, 4.00%, 11/01/36 ..... 7,275 7,470,835
Series 2020A, RB, 4.00%, 11/01/38 ..... 1,605 1,634,894
Series 2020A, RB, 5.00%, 11/01/39 ..... 11,305 12,424,041
Series 2020A, RB, 4.00%, 11/01/40 ..... 4,865 4,917,068
Auburn University
Series 2016A, RB, 4.00%, 06/01/41 ..... 3,375 3,378,638
Series 2018A, RB, 5.00%,  06/01/48 ..... 11,875 12,365,155
County of Jefferson
Series 2024, RB, 5.25%, 10/01/42 ...... 4,000 4,454,507
Series 2024, RB, 5.25%, 10/01/43 ...... 8,750 9,707,489
Series 2024, RB, 5.25%, 10/01/44 ...... 9,000 9,955,807
Series 2024, RB, 5.25%, 10/01/45 ...... 7,750 8,518,364
Series 2024, RB, 5.25%, 10/01/49 ...... 28,350 30,798,618
Series 2024, RB, 5.50%, 10/01/53 ...... 7,000 7,720,499
State of Alabama, Series 2016C, GO,
5.00%, 08/01/27 ................. 1,405 1,455,360
University of Alabama (The)
Series 2024-B, RB, 4.00%, 07/01/50 ..... 8,850 8,875,246
Series 2024-B, RB, 4.00%, 07/01/54 ..... 23,675 23,572,284
221,713,269
Alaska — 0.0%
City of Anchorage, Series 2014A, RB,
4.00%, 12/01/44 ................. 2,000 2,000,000
Arizona — 0.9%
Arizona Board of Regents
Series 2016B, RB, 5.00%, 07/01/42 ..... 2,900 2,959,843
Series 2016B, RB, 5.00%, 07/01/47 ..... 1,500 1,527,715
Series 2024A, RB, 5.00%, 07/01/50 ..... 8,000 8,810,054
Series 2024A, RB, 5.00%, 07/01/54 ..... 13,265 14,521,864
Series 2024, RB, 5.00%, 08/01/54 ...... 7,280 7,925,455
Arizona Water Infrastructure Finance Authority
Series 2014A, RB, 5.00%, 10/01/25 ..... 1,000 1,000,795
Series 2014A, RB, 5.00%, 10/01/26 ..... 7,890 7,896,273
Series 2024, RB, 5.00%, 10/01/26 ...... 16,500 17,188,832
City of Mesa Utility System, Series 2016, RB,
4.00%, 07/01/32 ................. 1,500 1,517,573
City of Phoenix
Series 2014, GO, 4.00%, 07/01/25 ...... 1,205 1,205,783
Series 2016, GO, 5.00%, 07/01/25 ...... 3,800 3,844,850
Series 2016, GO, 5.00%, 07/01/26 ...... 1,165 1,205,988
City of Phoenix Civic Improvement Corp.
Series 2014B, RB, 5.00%, 07/01/26 ..... 1,500 1,502,267
Series 2014B, RB, 5.00%, 07/01/27 ..... 4,025 4,032,246
Series 2014B, RB, 4.00%,  07/01/28 ..... 16,100 16,109,716
Series 2017D, RB, 5.00%, 07/01/35 ..... 4,200 4,396,841
Series 2015A, RB, 5.00%, 07/01/37 ..... 2,000 2,017,851
Series 2016, RB, 5.00%, 07/01/38 ...... 2,000 2,047,784
Series 2016, RB, 5.00%, 07/01/39 ...... 2,215 2,265,175
Series 2023, RB, 5.00%, 07/01/39 ...... 4,000 4,536,177
Security
Par (000)
Par (000) Value
Arizona (continued)
Series 2021A, RB, 4.00%, 07/01/40 ..... USD 1,610 $ 1,652,146
Series 2015A, RB, 5.00%, 07/01/41 ..... 2,000 2,014,174
Series 2019A, RB, 4.00%, 07/01/44 ..... 4,800 4,805,566
Series 2019A, RB, 5.00%, 07/01/44 ..... 1,500 1,580,687
Series 2020A, RB, 5.00%, 07/01/44 ..... 12,205 13,144,382
Series 2015A, RB, 5.00%, 07/01/45 ..... 2,000 2,010,490
Series 2019A, RB, 5.00%, 07/01/45 ..... 2,000 2,090,182
Series 2023, RB, 5.25%, 07/01/47 ...... 4,830 5,401,090
Series 2019A, RB, 5.00%, 07/01/49 ..... 5,000 5,218,968
Gilbert Water Resource Municipal Property Corp.
Series 2022, RB, 5.00%, 07/15/32 ...... 4,650 5,354,472
Series 2022, RB, 5.00%, 07/15/33 ...... 3,000 3,441,845
Salt River Project Agricultural Improvement &
Power District
Series 2021A, RB, 5.00%, 01/01/25 ..... 2,255 2,258,447
Series 2016A, RB, 5.00%, 01/01/26 ..... 3,295 3,373,618
Series 2016A, RB, 5.00%, 01/01/27 ..... 2,090 2,192,652
Series 2017A, RB, 5.00%, 01/01/27 ..... 2,030 2,129,705
Series 2016A, RB, 5.00%, 01/01/28 ..... 2,650 2,772,338
Series 2017A, RB, 5.00%, 01/01/28 ..... 1,645 1,760,620
Series 2021A, RB, 5.00%, 01/01/29 ..... 6,250 6,820,556
Series 2022A, RB, 5.00%, 01/01/31 ..... 15,000 16,943,181
Series 2017A, RB, 5.00%, 01/01/31 ..... 3,650 3,895,596
Series 2022A, RB, 5.00%, 01/01/32 ..... 32,020 36,614,601
Series 2017A, RB, 5.00%, 01/01/32 ..... 5,415 5,758,183
Series 2016A, RB, 5.00%, 01/01/34 ..... 10,000 10,377,251
Series 2015A, RB, 5.00%, 12/01/34 ..... 2,500 2,521,414
Series 2017A, RB, 5.00%, 01/01/37 ..... 1,955 2,063,962
Series 2016A, RB, 4.00%, 01/01/38 ..... 2,000 2,017,598
Series 2016A, RB, 5.00%, 01/01/38 ..... 5,100 5,271,561
Series 2017A, RB, 5.00%, 01/01/38 ..... 1,555 1,639,513
Series 2019A, RB, 4.00%, 01/01/39 ..... 4,990 5,108,250
Series 2017A, RB, 5.00%, 01/01/39 ..... 8,000 8,413,318
Series 2024B, RB, 5.00%, 05/01/39 ..... 8,250 9,624,331
Series 2024B, RB, 5.00%, 05/01/42 ..... 5,045 5,766,140
Series 2020A, RB, 5.00%, 01/01/45 ..... 4,750 5,146,436
Series 2015A, RB, 5.00%, 12/01/45 ..... 6,000 6,049,964
Series 2019A, RB, 5.00%, 01/01/47 ..... 10,500 11,187,232
Series 2024A, RB, 5.00%, 01/01/49 ..... 5,935 6,608,292
Series 2023A, RB, 5.00%, 01/01/50 ..... 29,485 32,169,571
Series 2023B, RB, 5.25%, 01/01/53 ..... 15,040 16,776,700
State of Arizona, Series 2019A, COP,
5.00%, 10/01/28 ................. 3,085 3,358,961
State of Arizona Lottery, Series 2019, RB,
5.00%, 07/01/25 ................. 1,500 1,516,049
373,363,124
Arkansas — 0.0%
State of Arkansas, Series 2014, GO,
5.00%, 04/01/26 ................. 1,815 1,817,956
California — 17.7%
Acalanes Union High School District, Series
2010A, GO, 6.35%, 08/01/39 ......... 3,000 3,441,014
Alameda Corridor Transportation Authority
Series 2016B, RB, 5.00%, 10/01/34 ..... 2,000 2,048,435
Series 2016B, RB, 5.00%, 10/01/36 (AGM) 1,000 1,031,914
Series 2016B, RB, 5.00%, 10/01/36 ..... 2,785 2,848,955
Series 2016B, RB, 5.00%, 10/01/37 ..... 4,950 5,060,670
Series 2022A, RB, 0.00%, 10/01/47
(a)
.... 1,500 886,821
Series 2022A, RB, 0.00%, 10/01/48
(a)
.... 1,335 786,501
Series 2022A, RB, 0.00%, 10/01/49
(a)
.... 1,335 784,497
Series 2022A, RB, 0.00%, 10/01/50
(a)
.... 1,430 836,255
Series 2022A, RB, 0.00%, 10/01/51 (AGM)
(a)
2,500 1,440,152
Series 2022C, RB, 5.00%, 10/01/52 (AGM) 715 776,804

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series C, RB, 0.00%, 10/01/53 (AGM)
(a)
.. USD 12,000 $ 3,056,269
Alameda County Transportation Commission,
Series 2022, RB, 5.00%, 03/01/45 ...... 6,955 7,710,341
Alameda Unified School District-Alameda
County, Series C, GO, 3.00%, 08/01/42 ... 11,425 10,119,630
Allan Hancock Joint Community College
District
(a)
Series 2012C, GO, 0.00%, 08/01/44 ..... 7,500 5,598,445
Series 2012C, GO, 0.00%, 08/01/47 ..... 6,000 4,509,287
Alvord Unified School District
(a)
Series 2011B, GO, 0.00%,  08/01/36 (AGM) 2,000 1,279,319
Series 2011B, GO, 0.00%, 08/01/43 (AGM) 6,415 3,123,143
Anaheim Public Financing Authority, Series
1997C, RB, 0.00%, 09/01/32 (AGM)
(a)
.... 3,040 2,360,447
Antelope Valley Community College District,
Series B, GO, 4.00%, 08/01/45 ........ 7,035 7,130,362
Bay Area Toll Authority
Series 2017S-7, RB, 4.00%, 04/01/29 .... 6,530 6,684,211
Series 2017S-7, RB, 4.00%, 04/01/33 .... 1,800 1,834,503
Series 2017S-7, RB, 4.00%, 04/01/37 .... 14,205 14,373,422
Series 2017S-7, RB, 4.00%, 04/01/38 .... 22,620 22,861,129
Series 2024F-2, RB, 5.00%, 04/01/41 .... 2,500 2,808,162
Series 2017S-7, RB, 4.00%, 04/01/42 .... 4,500 4,524,844
Series 2024F-2, RB, 5.00%, 04/01/43 .... 3,000 3,343,722
Series 2019S-H, RB, 5.00%, 04/01/44 .... 2,000 2,216,083
Series 2024F-2, RB, 5.00%, 04/01/44 .... 1,000 1,110,371
Series 2024F-2, RB, 5.00%, 04/01/45 .... 1,000 1,107,001
Series 2017B, RB, VRDN 2.85%, 04/01/25
(b)
3,760 3,753,925
Series 2017A, RB, VRDN 2.95%, 04/01/26
(b)
935 928,277
Series 2017S-7, RB, 4.00%, 04/01/47 .... 26,445 26,523,251
Series 2019S-H, RB, 5.00%, 04/01/49 .... 2,000 2,216,083
Series H, RB, VRDN 2.13%, 04/01/25
(b)
... 2,000 1,992,054
Series 2023F-1, RB, 5.00%, 04/01/54 .... 35,000 38,417,029
Series 2023F-1, RB, 5.25%, 04/01/54 .... 15,850 17,740,498
Series 2017F-1, RB, 4.00%, 04/01/56 .... 2,600 2,605,013
Series 2024H, RB, VRDN (Bank of America
NA LOC), 2.70%, 12/03/24
(b)
........ 64,200 64,200,000
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/33
(a)
............. 1,000 764,022
California Educational Facilities Authority
Series U-2, RB, 5.00%, 10/01/32 ....... 5,000 5,918,508
Series T-1, RB, 5.00%, 03/15/39 ....... 1,025 1,265,531
Series U-1, RB, 5.25%, 04/01/40 ....... 21,000 26,605,879
Series 2015, RB, 5.00%,  04/01/45 ...... 1,000 1,004,967
Series V-1, RB, 5.00%, 05/01/49 ....... 15,000 18,685,005
Series 2016, RB, 5.00%, 10/01/49 ...... 500 516,264
California Infrastructure & Economic
Development Bank
Series 2018, RB, 5.00%, 10/01/26 ...... 1,345 1,408,264
Series 2023, RB, 5.00%, 10/01/28 ...... 2,655 2,911,874
Series 2003A, RB, 5.00%, 07/01/33 (AMBAC) 2,000 2,158,474
Series 2003A, RB, 5.00%, 07/01/36 (AMBAC) 500 539,618
Series 2017, RB, 5.00%, 10/01/36 ...... 5,050 5,295,526
Series 2003A, RB, 5.13%, 07/01/37 (AMBAC) 5,710 5,945,235
Series 2023, RB, 4.00%, 10/01/41 ...... 14,620 15,315,671
Series 2016A, RB, 5.00%, 10/01/41 ..... 1,010 1,055,717
Series 2017, RB, 5.00%, 05/15/42 ...... 1,500 1,579,615
Series 2018, RB, 5.00%, 10/01/43 ...... 3,620 3,833,402
Series 2019, RB, 5.00%, 08/01/44 ...... 3,835 4,084,942
Series 2016A, RB, 4.00%, 10/01/45 ..... 1,500 1,541,215
Series 2023, RB, 4.00%, 10/01/46 ...... 33,860 34,680,895
Series 2024, RB, 4.00%, 10/01/47 ...... 5,000 5,101,326
Series 2019, RB, 5.00%, 08/01/49 ...... 4,375 4,616,275
Series 2022A, RB, 5.00%, 10/01/52 ..... 7,550 8,332,580
Security
Par (000)
Par (000) Value
California (continued)
California Municipal Finance Authority
Series 2017A, RB, 5.00%, 06/01/42 ..... USD 2,110 $ 2,191,684
Series 2017, RB, 5.00%, 01/01/48 ...... 1,000 1,075,837
California School Facilities Financing Authority,
Series 2009A, RB, 0.00%, 08/01/49 (AGM)
(a)
4,490 1,332,120
California State Public Works Board
Series 2022D, RB, 5.00%, 05/01/25 ..... 3,500 3,531,514
Series B, RB, 5.00%,  10/01/25 ......... 1,980 2,016,341
Series F, RB, 5.00%, 05/01/26 ......... 3,250 3,281,054
Series 2022C, RB, 5.00%, 08/01/26 ..... 3,000 3,117,474
Series 2014A, RB, 5.00%, 09/01/27 ..... 2,175 2,178,170
Series 2014A, RB, 5.00%, 09/01/28 ..... 2,600 2,603,790
Series 2021A, RB, 5.00%, 02/01/29 ..... 3,005 3,285,687
Series 2023C, RB, 5.00%, 09/01/29 ..... 10,000 11,051,638
Series 2023D, RB, 5.00%, 11/01/29 ..... 3,725 4,129,102
Series 2022C, RB, 5.00%, 08/01/30 ..... 1,785 2,004,955
Series 2023C, RB, 5.00%, 09/01/30 ..... 9,000 10,122,862
Series 2023D, RB, 5.00%, 11/01/30 ..... 7,380 8,323,487
Series 2016D, RB, 4.00%, 04/01/31 ..... 10,305 10,433,381
Series D, RB, 3.00%, 09/01/31 ......... 3,055 3,028,845
Series 2023D, RB, 5.00%, 11/01/31 ..... 6,375 7,304,000
Series 2014A, RB, 5.00%, 09/01/32 ..... 1,540 1,542,245
Series 2019C, RB, 5.00%, 11/01/32 ..... 9,220 10,120,590
Series 2023C, RB, 5.00%, 09/01/33 ..... 22,560 26,422,877
Series 2016C, RB, 5.00%, 11/01/33 ..... 4,230 4,382,242
Series 2021C, RB, 5.00%, 11/01/33 ..... 2,000 2,275,010
Series 2023C, RB, 5.00%, 09/01/34 ..... 8,220 9,604,447
Series 2016C, RB, 5.00%, 11/01/34 ..... 1,000 1,035,750
Series 2021C, RB, 4.00%, 11/01/36 ..... 1,000 1,051,034
Series 2023D, RB, 5.00%, 11/01/36 ..... 10,965 12,751,011
Series 2022C, RB, 4.00%, 08/01/37 ..... 7,045 7,375,025
Series 2023B, RB, 5.00%, 12/01/37 ..... 5,800 6,640,904
Series 2014A, RB, 5.00%, 09/01/39 ..... 17,245 17,270,135
Series 2014B, RB, 5.00%, 10/01/39 ..... 2,750 2,754,226
Series 2021B, RB, 4.00%, 05/01/41 ..... 3,670 3,781,722
Series 2021C, RB, 4.00%, 11/01/41 ..... 1,520 1,569,471
Series 2024A, RB, 5.00%, 04/01/42 ..... 13,000 14,797,077
Series 2024A, RB, 5.00%, 04/01/43 ..... 2,000 2,267,376
Series 2024A, RB, 5.00%, 04/01/44 ..... 3,250 3,673,074
Series 2024A, RB, 5.00%, 04/01/45 ..... 4,750 5,352,486
Series 2021B, RB, 4.00%, 05/01/46 ..... 10,865 11,001,948
Series 2024A, RB, 5.00%, 04/01/49 ..... 27,945 31,125,052
California State University
Series 2015A, RB, 5.00%, 11/01/30 ..... 3,000 3,058,599
Series 2016A, RB, 5.00%, 11/01/31 ..... 500 515,489
Series 2017A, RB, 5.00%, 11/01/31 ..... 1,545 1,631,200
Series 2016A, RB, 5.00%, 11/01/32 ..... 2,000 2,060,677
Series 2015A, RB, 5.00%, 11/01/33 ..... 1,500 1,528,360
Series 2015A, RB, 4.00%,  11/01/34 ..... 2,000 2,010,461
Series 2016A, RB, 4.00%, 11/01/34 ..... 1,000 1,013,428
Series 2016A, RB, 4.00%, 11/01/35 ..... 21,340 21,604,919
Series 2015A, RB, 5.00%, 11/01/35 ..... 3,000 3,054,922
Series 2017A, RB, 5.00%,  11/01/36 ..... 1,960 2,057,966
Series 2016A, RB, 4.00%, 11/01/37 ..... 3,625 3,661,851
Series 2016A, RB, 4.00%, 11/01/38 ..... 13,215 13,327,513
Series 2015A, RB, 5.00%, 11/01/38 ..... 3,150 3,204,171
Series 2020C, RB, 3.00%,  11/01/39 ..... 7,100 6,553,560
Series 2016A, RB, 5.00%, 11/01/41 ..... 1,005 1,028,858
Series 2017A, RB, 5.00%, 11/01/42 ..... 8,450 8,804,695
Series 2018A, RB, 5.00%, 11/01/43 ..... 3,000 3,187,845
Series 2015A, RB, 5.00%, 11/01/43 ..... 1,500 1,522,234
Series 2019A, RB, 5.00%, 11/01/44 ..... 2,000 2,139,672
Series 2020C, RB, 4.00%, 11/01/45 ..... 19,940 20,168,461
Series 2016A, RB, 4.00%, 11/01/45 ..... 8,300 8,319,985
Series 2016A, RB, 5.00%, 11/01/45 ..... 8,100 8,271,400

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2017A, RB, 5.00%, 11/01/47 ..... USD 18,900 $ 19,601,670
Series 2018A, RB, 5.00%, 11/01/48 ..... 10,875 11,459,440
Series 2023A, RB, 5.25%, 11/01/48 ..... 1,840 2,097,185
Series 2019A, RB, 5.00%, 11/01/49 ..... 2,150 2,283,838
Series 2020C, RB, 3.00%, 11/01/51 ..... 4,000 3,273,424
California Statewide Communities Development
Authority, Series 2017, RB, 5.00%, 05/15/42 500 512,758
Campbell Union High School District, Series B,
GO, 4.00%, 08/01/38 .............. 1,000 1,024,517
Campbell Union School District, Series 2011C,
GO, 0.00%, 08/01/36
(a)
............. 2,215 1,504,020
Cerritos Community College District
Series 2014A, GO, 5.00%, 08/01/39 ..... 6,065 6,088,423
Series 2014A, GO, 4.00%,  08/01/44 ..... 1,750 1,753,643
Chabot-Las Positas Community College District
Series 2016, GO, 4.00%, 08/01/33 ...... 2,000 2,031,831
Series 2016, GO, 4.00%, 08/01/34 ...... 2,845 2,887,495
Series 2016, GO, 4.00%, 08/01/35 ...... 25,875 26,240,210
Series 2017A, GO, 4.00%, 08/01/42 ..... 5,000 5,023,828
Series C, GO, 5.25%, 08/01/48 ........ 4,600 5,212,611
Chaffey Community College District, Series A,
GO, 5.00%, 06/01/48 .............. 2,300 2,425,243
Chaffey Joint Union High School District
Series B, GO, 4.00%, 08/01/44 ........ 2,000 2,000,411
Series C, GO, 4.00%, 08/01/47 ........ 10,000 10,039,917
Series G, GO, 5.25%, 08/01/52 ........ 20,895 23,246,314
Chino Valley Unified School District, Series
2024D, GO, 5.00%, 08/01/55 ......... 11,565 12,815,650
City & County of San Francisco
Series 2022R-1, GO, 5.00%, 06/15/28 ... 5,500 5,993,881
Series 2022R-1, GO, 5.00%, 06/15/29 ... 1,000 1,112,619
Series 2022R-1, GO, 5.00%, 06/15/30 ... 1,250 1,419,511
Series 2022R-1, GO, 5.00%, 06/15/31 ... 750 866,754
Series 2022R-1, GO, 5.00%, 06/15/32 ... 500 586,949
Series 2024-R1, GO, 5.00%, 06/15/32 ... 3,820 4,484,290
Series 2024R-1, GO, 5.00%, 06/15/35 ... 12,205 14,648,747
City of Glendale, Series 2024-2, RB,
5.00%, 02/01/54 ................. 8,000 8,747,258
City of Long Beach
Series C, RB, 5.00%, 05/15/47 ......... 1,000 1,038,848
Series 2019A, RB, 5.00%, 05/15/49 ..... 4,190 4,472,330
City of Los Angeles Department of Airports
Series 2020B, RB, 5.00%, 05/15/25 ..... 2,035 2,055,582
Series 2020B, RB, 5.00%, 05/15/29 ..... 2,000 2,217,085
Series 2020A, RB, 5.00%,  05/15/30 ..... 4,020 4,493,740
Series 2020A, RB, 5.00%, 05/15/31 ..... 1,500 1,673,948
Series 2020B, RB, 5.00%, 05/15/32 ..... 2,000 2,250,870
Series 2020A, RB, 5.00%, 05/15/35 ..... 1,500 1,661,231
Series 2020A, RB, 5.00%, 05/15/36 ..... 1,505 1,663,036
Series C, RB, 5.00%, 05/15/38 ......... 3,100 3,125,878
Series 2020A, RB, 5.00%, 05/15/38 ..... 2,175 2,392,408
Series 2020B, RB, 4.00%, 05/15/39 ..... 5,000 5,145,404
Series 2020A, RB, 5.00%, 05/15/39 ..... 1,450 1,589,470
Series 2020B, RB, 4.00%, 05/15/40 ..... 3,900 4,000,895
Series 2020A, RB, 5.00%, 05/15/40 ..... 1,000 1,093,093
Series B, RB, 5.00%, 05/15/42 ......... 4,390 4,574,116
Series 2019E, RB, AMT, 5.00%, 05/15/44 . 2,000 2,119,563
Series 2020D, RB, 5.00%, 05/15/44 ..... 2,920 3,170,160
Series 2021B, RB, 5.00%, 05/15/45 ..... 7,000 7,660,610
Series 2018E, RB, 5.00%, 05/15/48 ..... 1,500 1,591,585
City of Los Angeles Wastewater System
Series 2013A, RB, 5.00%, 06/01/26 ..... 1,000 1,001,197
Series 2022C, RB, 5.00%, 06/01/29 ..... 2,405 2,681,371
Series 2022C, RB, 5.00%, 06/01/30 ..... 7,000 7,951,273
Series 2013A, RB, 5.00%,  06/01/34 ..... 1,000 1,000,906
Security
Par (000)
Par (000) Value
California (continued)
Series 2018A, RB, 5.00%, 06/01/43 ..... USD 1,500 $ 1,583,505
Series A, RB, 5.00%, 06/01/43 ......... 12,695 12,698,401
Series A, RB, 5.00%, 06/01/44 ......... 4,630 4,664,490
Series C, RB, 5.00%, 06/01/45 ......... 1,000 1,007,497
Series 2022A, RB, 5.00%, 06/01/47 ..... 3,500 3,849,854
Series A, RB, 5.25%, 06/01/47 ......... 1,500 1,565,020
City of Riverside
Series 2015A, RB, 5.00%, 08/01/40 ..... 1,690 1,707,639
Series 2022A, RB, 5.00%,  10/01/47 ..... 6,890 7,610,045
Series 2019A, RB, 5.00%, 10/01/48 ..... 6,895 7,299,156
Series 2022A, RB, 5.00%, 10/01/52 ..... 8,800 9,628,313
City of San Francisco
Series A, RB, 5.00%, 11/01/27 ......... 4,575 4,778,125
Series A, RB, 5.00%, 11/01/29 ......... 3,000 3,125,846
Series 2015A, RB, 5.00%, 11/01/31 ..... 2,000 2,015,643
Series 2015A, RB, 5.00%, 11/01/32 ..... 2,025 2,040,253
Series 2023C, RB, 5.00%, 11/01/33 ..... 3,000 3,588,396
Series A, RB, 5.00%, 11/01/33 ......... 2,000 2,078,038
Series 2023C, RB, 5.00%, 11/01/34 ..... 3,000 3,571,838
Series A, RB, 5.00%, 11/01/34 ......... 1,040 1,079,737
Series D, RB, 5.00%, 11/01/34 ......... 2,000 2,108,979
Series 2023C, RB, 5.00%, 11/01/35 ..... 3,000 3,552,657
Series 2015A, RB, 5.00%, 11/01/36 ..... 1,255 1,263,157
Series A, RB, 4.00%, 11/01/39 ......... 23,695 23,889,271
Series 2020C, RB, 4.00%, 11/01/50 ..... 4,000 4,015,888
Series 2020A, RB, 5.00%, 11/01/50 ..... 9,345 10,054,823
Series 2023AB, RB, 5.25%, 11/01/52 .... 6,265 7,047,749
City of San Jose
Series 2021A, GO, 5.00%, 09/01/42 ..... 3,900 4,318,082
Series 2019A-1, GO, 5.00%, 09/01/45 .... 13,000 13,878,352
Series 2021A, GO, 5.00%,  09/01/46 ..... 7,385 8,072,275
Series 2019A-1, GO, 5.00%, 09/01/47 .... 3,615 3,839,699
City of Santa Rosa, Series 2002B, RB,
0.00%, 09/01/32 (AMBAC)
(a)
.......... 10,880 8,486,642
Clovis Unified School District
Series D, GO, 4.00%,  08/01/40 ........ 1,000 1,005,304
Coast Community College District
Series 2006B, GO, 0.00%, 08/01/27 (AGM)
(a)
6,475 6,016,501
Series 2006B, GO, 0.00%, 08/01/28 (AGM)
(a)
7,075 6,389,779
Series 2015, GO, 5.00%,  08/01/29 ...... 2,000 2,030,396
Series 2015, GO, 0.00%, 08/01/34
(a)
..... 2,000 1,332,487
Series 2019F, GO, 0.00%, 08/01/41
(a)
.... 1,000 513,469
Series 2019F, GO, 0.00%, 08/01/42
(a)
.... 1,000 489,540
Series 2017D, GO, 4.00%,  08/01/42 ..... 2,000 2,009,531
Contra Costa Community College District, Series
2014A, GO, 4.00%, 08/01/39 ......... 29,830 29,831,781
Contra Costa Water District, Series W, RB,
5.00%, 10/01/51 ................. 3,200 3,483,431
County of Los Angeles, Series 2024, RB,
5.00%, 06/30/25 ................. 18,040 18,273,086
County of Riverside, Series 2024, RB,
5.00%, 06/30/25 ................. 13,000 13,161,087
County of Sacramento Airport System
Series A, RB, 5.00%, 07/01/41 ......... 3,500 3,592,157
Series 2024, RB, 5.00%, 07/01/49 ...... 2,500 2,773,975
Series 2024, RB, 5.00%, 07/01/54 ...... 2,500 2,745,298
County of Santa Clara
Series 2022D, GO, 5.00%, 08/01/34 ..... 4,000 4,670,013
Series 2017C, GO, 4.00%, 08/01/37 ..... 11,305 11,476,006
Series 2017C, GO, 4.00%, 08/01/38 ..... 3,015 3,051,041
Desert Community College District, Series 2017,
GO, 4.00%, 08/01/39 .............. 8,000 8,079,929
Dublin Unified School District
Series B, GO, 4.00%, 08/01/42 ........ 3,040 3,143,780
Series B, GO, 4.13%, 08/01/49 ........ 2,710 2,761,226

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series B, GO, 4.25%, 08/01/53 ........ USD 5,000 $ 5,127,769
East Bay Municipal Utility District Water System
Series 2015A, RB, 5.00%, 06/01/27 ..... 4,120 4,168,208
Series 2017B, RB, 5.00%, 06/01/31 ..... 2,000 2,119,358
Series 2015A, RB, 4.00%, 06/01/34 ..... 14,315 14,349,037
Series 2017B, RB, 5.00%, 06/01/34 ..... 3,085 3,255,776
Series 2022B-2, RB, 5.00%, 06/01/34 .... 3,035 3,652,155
Series 2022A, RB, 5.00%, 06/01/35 ..... 17,000 19,741,792
Series 2015A, RB, 5.00%, 06/01/36 ..... 1,925 1,944,002
Series 2017B, RB, 5.00%, 06/01/36 ..... 2,105 2,216,351
Series 2022A, RB, 5.00%, 06/01/36 ..... 12,000 13,886,413
Series 2022B-1, RB, 5.00%, 06/01/36 .... 1,180 1,365,497
Series 2022A, RB, 5.00%, 06/01/37 ..... 10,000 11,534,291
Series 2017A, RB, 5.00%,  06/01/42 ..... 11,705 12,236,126
Series 2017A, RB, 5.00%, 06/01/45 ..... 7,240 7,547,398
Series 2019A, RB, 5.00%, 06/01/49 ..... 4,750 5,059,028
Series 2024A, RB, 5.00%, 06/01/49 ..... 5,000 5,623,175
Eastern Municipal Water District Financing
Authority
Series 2020A, RB, 4.00%, 07/01/38 ..... 7,125 7,425,972
Series 2017D, RB, 5.00%, 07/01/47 ..... 1,500 1,561,466
El Camino Community College District
Fountation (The)
Series 2012C, GO, 0.00%, 08/01/29
(a)
.... 6,000 5,244,053
Series 2012C, GO, 0.00%, 08/01/31
(a)
.... 1,000 818,101
Series 2012C, GO, 0.00%, 08/01/32
(a)
.... 200 157,914
Series 2012C, GO, 0.00%, 08/01/33
(a)
.... 1,000 761,420
Series 2012C, GO, 0.00%, 08/01/34
(a)
.... 12,415 9,099,864
Series 2016A, GO, 4.00%, 08/01/41 ..... 6,985 7,006,342
Series 2016A, GO, 4.00%, 08/01/45 ..... 2,000 2,005,620
El Dorado Irrigation District, Series 2020A, COP,
4.00%, 03/01/45 ................. 5,000 5,041,844
Elk Grove Unified School District
Series 2021, GO, 2.00%, 08/01/34 ...... 3,000 2,547,104
Series 2021, GO, 2.00%, 08/01/35 ...... 5,930 4,937,248
Series 2017, GO, 4.00%, 08/01/46 ...... 2,640 2,647,633
Series 2019, GO, 4.00%, 08/01/46 ...... 3,000 3,008,673
Escondido Union High School District
(a)
Series 2011C, GO, 0.00%, 08/01/46 ..... 1,905 774,614
Series 2011C, GO, 0.00%, 08/01/51 ..... 2,850 952,042
Foothill-De Anza Community College District
Series B, GO, 0.00%, 08/01/33 (AMBAC)
(a)
3,805 2,912,068
Series 2003B, GO, 0.00%, 08/01/34
(NPFGC-IBC, FGIC)
(a)
............ 14,840 10,991,739
Series A, GO, 0.00%, 08/01/34 (AMBAC)
(a)
2,500 1,842,921
Series A, GO, 0.00%, 08/01/36 (AMBAC)
(a)
6,300 4,277,801
Series 2016, GO, 4.00%, 08/01/40 ...... 4,000 4,017,022
Foothill-Eastern Transportation Corridor Agency
Series 1995A, RB, 0.00%, 01/01/25
(a)
.... 200 199,474
Series 1995A, RB, 0.00%, 01/01/26
(a)
.... 1,500 1,452,323
Series 1995A, RB, 0.00%, 01/01/28
(a)
.... 4,450 4,081,051
Series 1995A, RB, 0.00%, 01/01/30
(a)
.... 1,000 864,540
Series 2013A, RB, 5.40%, 01/15/30 (AGM) 10,000 11,231,782
Series 2015A, RB, 0.00%, 01/15/34 (AGM)
(a)
12,500 9,199,256
Series 2015A, RB, 0.00%, 01/15/35 (AGM)
(a)
1,700 1,205,550
Series 2013A, RB, 0.00%, 01/15/36 (AGM)
(a)
7,010 4,771,704
Series 2013A, RB, 0.00%, 01/15/37 (AGM)
(a)
1,000 651,584
Series 2021A, RB, 4.00%, 01/15/46 ..... 44,700 44,853,594
Series 2013B-1, RB, 3.95%,  01/15/53 .... 1,800 1,764,495
Fremont Union High School District
Series 2021A, GO, 3.00%, 08/01/40 ..... 3,825 3,647,366
Series 2015, GO, 4.00%, 08/01/40 ...... 2,000 2,000,201
Series 2019A, GO, 4.00%, 08/01/46 ..... 2,660 2,668,679
Series 2023, GO, 4.00%, 08/01/48 ...... 9,000 9,111,899
Security
Par (000)
Par (000) Value
California (continued)
Gilroy Unified School District, Series 2017, GO,
4.00%, 08/01/46 ................. USD 5,000 $ 5,014,455
Glendale Unified School District, Series 2015B,
GO, 4.00%, 09/01/41 .............. 1,650 1,666,025
Grossmont-Cuyamaca Community College
District, Series 2008C, GO, 0.00%, 08/01/30
(AGC)
(a)
...................... 8,800 7,419,261
Hayward Area Recreation & Park District, Series
A, GO, 4.00%, 08/01/46 ............ 8,950 8,979,202
Hayward Unified School District, Series 2019A,
GO, 5.00%, 08/01/44 (BAM) .......... 2,300 2,430,737
Irvine Ranch Water District Water Service Corp.
Series 2016, 5.25%, 02/01/41 ......... 10,360 10,703,366
Series 2016, COP, 5.00%, 03/01/41 ..... 6,000 6,183,755
Series 2009B, VRDN (Bank of America NA
LOC), 2.50%, 12/03/24
(b)
........... 12,015 12,015,000
Lodi Unified School District, Series 2020, GO,
3.00%, 08/01/43 ................. 7,500 6,547,249
Long Beach Community College District
Series 2008A, GO, 0.00%, 06/01/29 (AGM)
(a)
5,420 4,763,876
Series 2016B, GO, 4.00%, 08/01/41 ..... 3,590 3,601,544
Series 2012B, GO, 0.00%, 08/01/49
(a)
.... 2,000 1,454,114
Series 2019C, GO, 4.00%, 08/01/49 ..... 10,675 10,723,136
Long Beach Unified School District
Series A, GO, 5.00%, 08/01/35 ........ 3,000 3,102,451
Series F, GO, 4.00%, 08/01/36 ......... 4,195 4,348,391
Series D-1, GO, 0.00%, 08/01/37
(a)
...... 11,000 6,444,717
Series B, GO, 3.00%, 08/01/37 ........ 2,420 2,359,286
Series A, GO, 4.00%, 08/01/38 ........ 10,300 10,394,742
Series D-1, GO, 0.00%, 08/01/39
(a)
...... 800 428,185
Series B, GO, 3.00%, 08/01/41 ........ 4,650 4,216,712
Series C, GO, 5.00%, 08/01/43 ........ 5,345 6,045,541
Series F, GO, 3.00%, 08/01/47 ......... 25,525 21,335,469
Series C, GO, 4.00%, 08/01/47 ........ 5,855 5,943,081
Series B, GO, 3.00%, 08/01/48 ........ 5,000 4,137,007
Series C, GO, 4.00%,  08/01/48 ........ 11,845 12,011,580
Series B, GO, 3.00%, 08/01/50 ........ 6,000 4,901,631
Los Angeles Community College District
Series 2015C, GO, 5.00%, 06/01/26 ..... 1,125 1,167,176
Series D, GO, 5.00%, 08/01/29 ........ 12,915 14,394,381
Series D, GO, 5.00%, 08/01/30 ........ 9,285 10,558,622
Series K, GO, 4.00%, 08/01/35 ........ 1,750 1,774,225
Series L, GO, 5.00%, 08/01/36 ........ 2,030 2,345,122
Series 2016, GO, 4.00%, 08/01/37 ...... 8,815 8,911,460
Series J, GO, 4.00%, 08/01/37 ......... 2,500 2,539,731
Series K, GO, 4.00%, 08/01/37 ........ 14,250 14,405,933
Series L, GO, 5.00%, 08/01/37 ........ 1,005 1,157,046
Series K, GO, 4.00%, 08/01/38 ........ 27,685 27,902,380
Series K, GO, 3.00%, 08/01/39 ........ 2,145 2,077,520
Series K, GO, 4.00%, 08/01/39 ........ 7,500 7,545,530
Series J, GO, 4.00%, 08/01/41 ......... 5,000 5,048,519
Los Angeles County Facilities 2, Inc., Series
2024A, RB, 5.25%, 06/01/49 ......... 14,090 15,975,714
Los Angeles County Facilities, Inc.
Series 2018A, RB, 5.00%, 12/01/43 ..... 1,000 1,058,126
Series 2018A, RB, 4.00%, 12/01/48 ..... 2,305 2,319,619
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2021A, RB, 5.00%, 06/01/28 ..... 5,000 5,453,191
Series 2021A, RB, 5.00%, 06/01/30 ..... 3,755 4,265,290
Series 2016A, RB, 5.00%, 06/01/31 ..... 2,055 2,126,987
Series 2020A, RB, 5.00%, 06/01/31 ..... 4,000 4,499,889
Series 2023A, RB, 5.00%, 07/01/31 ..... 2,000 2,315,649
Series 2021A, RB, 5.00%, 06/01/32 ..... 3,250 3,748,985
Series 2016A, RB, 5.00%, 06/01/32 ..... 1,500 1,550,825

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2020A, RB, 5.00%, 06/01/32 ..... USD 2,785 $ 3,122,899
Series 2020A, RB, 5.00%, 06/01/33 ..... 6,585 7,212,486
Series 2021A, RB, 5.00%, 06/01/33 ..... 2,000 2,302,051
Series 2016A, RB, 5.00%, 06/01/34 ..... 5,225 5,392,946
Series 2020A, RB, 4.00%, 06/01/35 ..... 3,800 4,008,660
Series 2020A, RB, 5.00%, 06/01/35 ..... 1,500 1,670,145
Series 2021A, RB, 4.00%, 06/01/36 ..... 2,000 2,148,764
Series 2020A, RB, 5.00%, 06/01/36 ..... 8,080 8,983,261
Series 2016A, RB, 5.00%, 06/01/36 ..... 4,400 4,533,959
Series 2021A, RB, 4.00%, 06/01/37 ..... 6,980 7,477,116
Series 2020A, RB, 5.00%, 06/01/37 ..... 4,800 5,315,596
Series 2019A, RB, 5.00%, 07/01/37 ..... 2,000 2,151,821
Series 2021A, RB, 4.00%, 06/01/38 ..... 5,270 5,605,857
Series 2021A, RB, 4.00%, 06/01/39 ..... 8,115 8,572,945
Series 2017A, RB, 5.00%, 07/01/39 ..... 10,000 10,524,281
Series 2019A, RB, 5.00%, 07/01/39 ..... 3,400 3,641,513
Series 2017A, RB, 5.00%, 07/01/40 ..... 8,000 8,408,678
Series 2021A, RB, 5.00%, 07/01/41 ..... 4,835 5,400,681
Series 2017A, RB, 5.00%, 07/01/42 ..... 7,990 8,381,821
Series 2019A, RB, 5.00%, 07/01/44 ..... 4,000 4,251,206
Los Angeles County Public Works Financing
Authority
Series 2024H, RB, 5.00%, 12/01/37 ..... 5,165 6,124,416
Series 2024H, RB, 5.00%, 12/01/38 ..... 3,865 4,561,104
Series 2016D, RB, 4.00%, 12/01/40 ..... 3,765 3,771,721
Series 2024H, RB, 5.00%, 12/01/40 ..... 1,750 2,037,926
Series 2019E-1, RB, 5.00%, 12/01/49 .... 10,645 11,348,326
Series 2024H, RB, 5.25%, 12/01/53 ..... 7,200 8,171,289
Los Angeles County Sanitation Districts
Financing Authority, Series 2016A, RB,
4.00%, 10/01/42 ................. 13,500 13,526,773
Los Angeles Department of Water & Power
Series 2015A, RB, 5.00%, 07/01/28 ..... 2,000 2,002,973
Series 2022E, RB, 5.00%, 07/01/28 ..... 4,975 5,426,959
Series 2015A, RB, 5.00%, 07/01/29 ..... 4,710 4,717,002
Series 2015A, RB, 5.00%, 07/01/30 ..... 1,615 1,617,401
Series 2019B, RB, 5.00%, 07/01/31 ..... 4,005 4,388,890
Series 2019B, RB, 5.00%,  07/01/32 ..... 1,755 1,917,050
Series 2023A, RB, 5.00%, 07/01/32 ..... 1,495 1,755,016
Series 2015A, RB, 5.00%, 07/01/33 ..... 1,000 1,001,487
Series 2001B-3, RB, VRDN (Barclays Bank
plc SBPA), 2.65%, 12/03/24
(b)
....... 20,000 20,000,000
Series 2022B, RB, 5.00%, 07/01/35 ..... 1,500 1,742,148
Series 2017B, RB, 5.00%, 07/01/36 ..... 2,000 2,082,261
Series 2022A, RB, 5.00%, 07/01/37 ..... 3,160 3,583,573
Series 2022C, RB, 5.00%, 07/01/40 ..... 12,270 13,861,633
Series 2020B, RB, 5.00%, 07/01/40 ..... 12,440 13,739,181
Series 2022A, RB, 5.00%, 07/01/41 ..... 1,000 1,115,056
Series 2022C, RB, 5.00%, 07/01/42 ..... 5,515 6,158,412
Series 2017C, RB, 5.00%, 07/01/42 ..... 2,000 2,082,965
Series 2016B, RB, 5.00%, 07/01/42 ..... 1,095 1,113,771
Series 2017A, RB, 5.00%, 07/01/42 ..... 7,495 7,750,724
Series 2022C, RB, 5.00%, 07/01/43 ..... 2,155 2,395,883
Series 2024A, RB, 5.00%, 07/01/43 ..... 3,275 3,730,360
Series 2018D, RB, 5.00%, 07/01/43 ..... 1,725 1,825,533
Series 2019D, RB, 5.00%, 07/01/44 ..... 13,000 13,947,836
Series 2024A, RB, 5.00%, 07/01/44 ..... 5,000 5,673,725
Series 2021B, RB, 5.00%, 07/01/46 ..... 3,535 3,848,019
Series 2022A, RB, 5.00%, 07/01/46 ..... 3,880 4,248,837
Series 2016A, RB, 5.00%, 07/01/46 ..... 7,050 7,158,244
Series 2022C, RB, 5.00%, 07/01/47 ..... 3,390 3,718,829
Series 2017C, RB, 5.00%, 07/01/47 ..... 15,115 15,652,703
Series 2019D, RB, 5.00%, 07/01/49 ..... 21,630 23,005,142
Series 2019C, RB, 5.00%, 07/01/49 ..... 1,250 1,329,470
Series 2019A, RB, 5.00%, 07/01/49 ..... 14,500 15,328,125
Security
Par (000)
Par (000) Value
California (continued)
Series 2019A, RB, 5.25%, 07/01/49 ..... USD 2,500 $ 2,671,265
Series 2020B, RB, 5.00%, 07/01/50 ..... 4,230 4,548,217
Series 2021C, RB, 5.00%, 07/01/51 ..... 17,980 19,539,846
Series 2022A, RB, 5.00%, 07/01/51 ..... 1,635 1,776,844
Series 2024C, RB, 5.00%, 07/01/54 ..... 500 556,226
Los Angeles Department of Water & Power
Water System
Series 2020B, RB, 4.00%, 07/01/29 ..... 2,000 2,134,628
Series 2020B, RB, 4.00%, 07/01/30 ..... 2,000 2,159,365
Series 2023A, RB, 5.00%, 07/01/33 ..... 5,000 5,956,739
Series 2016B, RB, 5.00%, 07/01/34 ..... 5,015 5,125,226
Series 2023A, RB, 5.00%, 07/01/34 ..... 5,000 5,940,067
Series 2020C, RB, 5.00%, 07/01/36 ..... 2,250 2,518,092
Series 2020C, RB, 5.00%, 07/01/37 ..... 3,050 3,404,683
Series 2018B, RB, 5.00%, 07/01/37 ..... 2,000 2,141,940
Series 2022B, RB, 5.00%, 07/01/37 ..... 7,000 8,022,305
Series 2022B, RB, 5.00%, 07/01/38 ..... 6,670 7,615,559
Series 2020C, RB, 5.00%, 07/01/38 ..... 1,000 1,112,902
Series 2020A, RB, 5.00%, 07/01/40 ..... 5,065 5,599,457
Series 2020C, RB, 5.00%, 07/01/40 ..... 5,250 5,803,978
Series 2024B, RB, 5.00%, 07/01/41 ..... 4,800 5,578,420
Series 2022C, RB, 5.00%, 07/01/41 ..... 4,610 5,218,824
Series 2020C, RB, 5.00%,  07/01/41 ..... 2,000 2,200,182
Series 2016A, RB, 5.00%, 07/01/41 ..... 2,000 2,035,402
Series 2020A, RB, 5.00%, 07/01/41 ..... 1,500 1,650,137
Series 2024B, RB, 5.00%, 07/01/42 ..... 3,000 3,461,599
Series 2018B, RB, 5.00%, 07/01/43 ..... 2,500 2,647,436
Series 2017A, RB, 5.00%, 07/01/44 ..... 17,715 18,278,358
Series 2024B, RB, 5.00%, 07/01/44 ..... 4,000 4,571,371
Series 2016B, RB, 5.00%, 07/01/46 ..... 1,525 1,548,739
Series 2016A, RB, 5.00%, 07/01/46 ..... 12,275 12,466,080
Series 2022B, RB, 5.00%, 07/01/47 ..... 20,030 21,999,302
Series 2018B, RB, 5.00%, 07/01/48 ..... 2,500 2,618,463
Series 2018A, RB, 5.00%, 07/01/48 ..... 9,745 10,197,878
Series 2021B, RB, 5.00%, 07/01/49 ..... 3,900 4,221,008
Series 2022C, RB, 5.00%, 07/01/52 ..... 2,345 2,577,585
Series 2022D, RB, 5.00%, 07/01/52 ..... 1,650 1,813,652
Los Angeles Unified School District
Series 2017A, GO, 5.00%, 07/01/26 ..... 2,210 2,297,520
Series 2019A, GO, 5.00%, 07/01/27 ..... 1,625 1,732,851
Series 2016B, GO, 5.00%, 07/01/27 ..... 5,970 6,197,495
Series 2017A, GO, 5.00%, 07/01/27 ..... 1,460 1,556,900
Series 2024A, GO, 5.00%, 07/01/28 ..... 2,460 2,684,366
Series 2019A, GO, 5.00%,  07/01/28 ..... 5,005 5,461,485
Series 2021RYRR, GO, 5.00%, 07/01/28 .. 1,505 1,642,265
Series 2016B, GO, 5.00%, 07/01/28 ..... 1,155 1,197,271
Series 2022QRR, GO, 5.00%, 07/01/28 ... 2,505 2,733,471
Series 2019A, GO, 5.00%,  07/01/29 ..... 5,000 5,572,685
Series 2016A, GO, 5.00%, 07/01/29 ..... 4,000 4,047,629
Series 2024A, GO, 5.00%, 07/01/30 ..... 7,000 7,959,769
Series 2016B, GO, 3.00%, 07/01/31 ..... 15,405 15,356,220
Series 2018B-1, GO, 5.00%,  07/01/31 .... 1,000 1,070,490
Series 2021RYRR, GO, 5.00%, 07/01/31 .. 500 578,583
Series 2022QRR, GO, 5.00%, 07/01/31 ... 1,410 1,631,603
Series 2019A, GO, 5.00%, 07/01/31 ..... 3,045 3,359,539
Series 2016B, GO, 3.00%,  07/01/32 ..... 7,820 7,772,749
Series 2020C, GO, 4.00%, 07/01/32 ..... 5,000 5,345,312
Series 2021RYRR, GO, 5.00%, 07/01/32 .. 2,920 3,401,312
Series 2024A, GO, 5.00%, 07/01/32 ..... 23,735 27,898,945
Series 2018B-1, GO, 5.00%,  07/01/32 .... 3,250 3,472,466
Series 2016A, GO, 4.00%, 07/01/33 ..... 1,000 1,003,585
Series 2020C, GO, 4.00%, 07/01/33 ..... 4,750 5,043,181
Series 2024A, GO, 5.00%, 07/01/33 ..... 7,500 8,928,730
Series 2018B-1, GO, 5.00%,  07/01/33 .... 4,000 4,266,770
Series 2021RYRR, GO, 5.00%, 07/01/34 .. 1,505 1,741,759

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2024A, GO, 5.00%, 07/01/34 ..... USD 3,610 $ 4,355,262
Series 2021RYRR, GO, 4.00%, 07/01/36 .. 5,250 5,597,708
Series 2018B-1, GO, 5.00%,  07/01/36 .... 2,000 2,120,682
Series 2020RYQ, GO, 4.00%, 07/01/37 ... 1,830 1,918,723
Series 2021RYRR, GO, 4.00%, 07/01/37 .. 5,050 5,353,922
Series 2020C, GO, 4.00%, 07/01/37 ..... 12,990 13,619,788
Series 2023QRR, GO, 5.00%,  07/01/37 ... 4,000 4,729,964
Series 2020C, GO, 4.00%, 07/01/38 ..... 5,500 5,728,802
Series 2021RYRR, GO, 4.00%, 07/01/38 .. 4,695 4,937,231
Series 2020RYQ, GO, 4.00%, 07/01/38 ... 6,550 6,822,482
Series 2023QRR, GO, 5.00%,  07/01/38 ... 5,000 5,889,604
Series 2022QRR, GO, 5.00%, 07/01/38 ... 2,500 2,901,077
Series 2018B-1, GO, 5.00%, 07/01/38 .... 10,835 11,444,892
Series 2020RYQ, GO, 4.00%, 07/01/39 ... 1,030 1,065,828
Series 2020C, GO, 4.00%,  07/01/39 ..... 10,000 10,347,847
Series 2023QRR, GO, 5.00%, 07/01/39 ... 10,000 11,733,956
Series 2021RYRR, GO, 4.00%, 07/01/40 .. 3,250 3,349,874
Series 2016A, GO, 4.00%, 07/01/40 ..... 1,045 1,046,068
Series 2020C, GO, 4.00%,  07/01/40 ..... 1,005 1,033,037
Series 2016A, GO, 5.00%, 07/01/40 ..... 5,320 5,366,430
Series 2024QRR, GO, 5.00%, 07/01/41 ... 3,000 3,519,639
Series 2024QRR, GO, 5.00%, 07/01/42 ... 3,000 3,504,741
Series 2018B-1, GO, 5.25%,  07/01/42 .... 7,900 8,388,344
Series 2020C, GO, 4.00%, 07/01/44 ..... 4,500 4,562,321
Series 2020RYQ, GO, 4.00%, 07/01/44 ... 46,225 46,865,170
Series 2020C, GO, 3.00%, 07/01/45 ..... 10,000 8,571,404
Series 2021RYRR, GO, 4.00%,  07/01/46 .. 13,285 13,451,215
Series 2022QRR, GO, 5.25%, 07/01/47 ... 3,765 4,257,948
Series 2024QRR, GO, 5.25%, 07/01/49 ... 5,000 5,758,103
Los Rios Community College District, Series E,
GO, 3.00%, 08/01/25 .............. 2,000 2,003,562
Mendocino-Lake Community College District,
Series B, GO, 0.00%, 08/01/51 (AGM)
(a)
.. 750 236,597
Metropolitan Water District of Southern California
Series 2019A, RB, 5.00%, 07/01/26 ..... 1,000 1,040,552
Series 2011C, RB, 5.00%, 10/01/27 ..... 1,000 1,074,969
Series 2015A, RB, 5.00%, 07/01/28 ..... 8,695 8,810,678
Series 2022A, RB, 5.00%, 10/01/31 ..... 2,425 2,815,756
Series 2019A, RB, 5.00%, 07/01/34 ..... 8,000 8,733,242
Series 2016B-2, RB, VRDN ( TD Bank NA
SBPA), 2.60%, 12/03/24
(b)
.......... 9,240 9,240,000
Series 2024B3, RB, VRDN 5.00%, 07/01/31
(b)
1,500 1,669,445
Series 2020C, RB, 5.00%, 07/01/38 ..... 10,730 11,941,435
Series 2020C, RB, 5.00%, 07/01/39 ..... 2,520 2,794,671
Series 2020C, RB, 5.00%, 07/01/40 ..... 12,000 13,240,240
Series 2020A, RB, 5.00%, 10/01/45 ..... 3,000 3,226,780
Series 2021A, RB, 5.00%, 10/01/46 ..... 6,000 6,572,285
Series 2024C, RB, 5.00%, 04/01/49 ..... 3,125 3,525,607
Series 2020A, RB, 5.00%, 10/01/49 ..... 7,415 7,918,822
Series 2021A, RB, 5.00%, 10/01/51 ..... 12,000 13,048,066
Series 2024D, RB, VRDN (Barclays Bank plc
SBPA), 1.70%, 12/05/24
(b)
.......... 2,495 2,495,000
Miracosta Community College District, Series B,
GO, 4.00%, 08/01/45 .............. 17,405 17,658,471
Moreno Valley Unified School District, Series A,
GO, 5.00%, 08/01/44 (AGM) ......... 14,220 14,424,287
Morgan Hill Unified School District, Series B,
GO, 4.00%, 08/01/47 .............. 7,500 7,536,583
Mount Diablo Unified School District
Series 2022B, GO, 4.00%, 08/01/35 ..... 4,000 4,247,108
Series 2010A, GO, 5.75%, 08/01/35 (AGM) 2,530 2,576,649
Mount San Antonio Community College District
Series 2013A, GO, 5.87%, 08/01/28 ..... 1,000 1,099,103
Series 2013A, GO, 0.00%, 08/01/43
(a)
.... 12,830 12,917,045
Security
Par (000)
Par (000) Value
California (continued)
Municipal Improvement Corp. of Los Angeles
Series 2016B, RB, 5.00%, 11/01/30 ..... USD 2,000 $ 2,081,302
Series 2016B, RB, 4.00%, 11/01/34 ..... 800 811,607
Series 2016B, RB, 4.00%, 11/01/36 ..... 11,040 11,171,335
Series 2020B, RB, 5.00%, 11/01/38 ..... 2,000 2,221,354
New Haven Unified School District, Series
2020C, GO, 3.00%, 08/01/49 ......... 6,060 5,053,035
Newport Mesa Unified School District
(a)
Series 2011, GO, 0.00%, 08/01/34 ...... 7,485 5,554,574
Series 2011, GO, 0.00%, 08/01/35 ...... 13,000 9,275,640
Series 2011, GO, 0.00%, 08/01/36 ...... 1,400 958,288
Series 2011, GO, 0.00%, 08/01/38 ...... 3,500 2,196,432
Series 2017, GO, 0.00%, 08/01/43 ...... 1,500 705,189
Series 2017, GO, 0.00%, 08/01/44 ...... 1,125 505,955
Series 2017, GO, 0.00%, 08/01/45 ...... 2,500 1,072,992
Norman Y Mineta San Jose International Airport
SJC, Series 2017B, RB, 5.00%, 03/01/47 .. 1,000 1,032,459
North Orange County Community College
District, Series B, GO, 4.00%, 08/01/44 ... 9,325 9,450,493
Northern California Sanitation Agencies
Financing Authority
Series 2021, RB, 5.00%, 12/01/27 ...... 1,000 1,076,524
Series 2021, RB, 5.00%, 12/01/29 ...... 1,000 1,121,962
Series 2021, RB, 5.00%, 12/01/30 ...... 400 457,651
Series 2021, RB, 5.00%, 12/01/33 ...... 4,000 4,626,852
Series 2024A, RB, 5.00%, 12/01/36 ..... 15,000 18,040,438
Series 2024A, RB, 5.00%,  12/01/37 ..... 15,000 17,988,495
Series 2020A, RB, 5.00%, 12/01/45 ..... 7,885 8,563,604
Series 2020A, RB, 5.00%, 12/01/50 ..... 12,525 13,502,810
Ohlone Community College District, Series C,
GO, 4.00%, 08/01/41 .............. 5,000 5,014,476
Orange County Local Transportation Authority
Sales Tax
Series 2019, RB, 5.00%, 02/15/40 ...... 19,805 21,239,274
Series 2019, RB, 5.00%, 02/15/41 ...... 1,500 1,604,334
Palomar Community College District
Series C, GO, 4.00%, 08/01/40 ........ 1,000 1,008,105
Series C, GO, 5.00%, 08/01/44 ........ 19,785 20,074,482
Series 2017, GO, 4.00%, 08/01/45 ...... 1,900 1,908,914
Series D, GO, 5.25%, 08/01/45 ........ 1,000 1,046,911
Pasadena Area Community College District,
Series 2023A-1, GO, 5.00%, 08/01/48 ... 2,340 2,582,765
Placentia-Yorba Linda Unified School District
(a)
Series D, GO, 0.00%, 08/01/42 ........ 1,205 609,629
Series D, GO, 0.00%, 08/01/46 ........ 2,500 1,021,704
Pleasanton Unified School District, Series 2017,
GO, 4.00%, 08/01/42 .............. 8,590 8,643,931
Port of Los Angeles, Series 2014B, RB,
5.00%, 08/01/44 ................. 2,430 2,432,780
Poway Unified School District
(a)
Series B, GO, 0.00%, 08/01/33 ........ 1,000 760,963
Series B, GO, 0.00%, 08/01/34 ........ 4,630 3,391,205
Series B, GO, 0.00%, 08/01/36 ........ 13,250 8,923,626
Series B, GO, 0.00%, 08/01/41 ........ 1,500 804,373
Series B, GO, 0.00%, 08/01/46 ........ 9,615 3,849,703
Series B, GO, 0.00%, 08/01/51 ........ 1,250 396,628
Rio Hondo Community College District
Series 2010C, GO, 6.63%, 08/01/42 ..... 560 720,017
Series 2010C, GO, 6.85%,  08/01/42 ..... 7,500 9,782,611
Riverside County Public Financing Authority,
Series 2015, RB, 5.25%, 11/01/45 ...... 1,000 1,023,944
Riverside County Transportation Commission
Series 2021B-1, RB, 4.00%, 06/01/37 .... 5,092 5,246,663
Series 2021B-1, RB, 4.00%, 06/01/38 .... 2,125 2,183,029
Series 2021B-1, RB, 4.00%, 06/01/39 .... 8,860 9,062,788

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2021B-1, RB, 4.00%, 06/01/40 .... USD 10,370 $ 10,569,501
Series 2021B-1, RB, 4.00%, 06/01/46 .... 18,940 19,009,300
Series 2021B-1, RB, 3.00%, 06/01/49 .... 2,000 1,620,460
Riverside County Transportation Commission
Sales Tax
Series 2017B, RB, 5.00%, 06/01/29 ..... 7,130 7,640,387
Series 2017B, RB, 5.00%, 06/01/34 ..... 15,975 17,005,673
Series 2017B, RB, 5.00%, 06/01/35 ..... 1,030 1,094,962
Series 2017B, RB, 5.00%, 06/01/37 ..... 2,555 2,709,956
Series 2017B, RB, 5.00%, 06/01/39 ..... 2,960 3,130,076
Sacramento Area Flood Control Agency, Series
2016A, 5.00%, 10/01/41 ............ 2,000 2,063,204
Sacramento City Financing Authority, Series E,
RB, 5.25%, 12/01/30 (AMBAC) ........ 440 491,404
Sacramento City Unified School District, Series
2024B, GO, 4.00%, 08/01/54 (AGM) ..... 5,000 5,028,246
Sacramento Municipal Utility District
Series 2022J, RB, 5.00%, 08/15/26 ..... 1,770 1,846,370
Series 2022J, RB, 5.00%, 08/15/28 ..... 1,630 1,782,173
Series 2024N-1, RB, 5.00%, 11/15/36 .... 10,000 11,848,981
Series 2019G, RB, 5.00%, 08/15/39 ..... 1,500 1,631,860
Series 2020H, RB, 4.00%, 08/15/40 ..... 2,500 2,571,085
Series 2019G, RB, 5.00%, 08/15/40 ..... 2,000 2,169,959
Series 2023C, RB, VRDN ( TD Bank NA
SBPA), 2.50%, 12/03/24
(b)
.......... 39,955 39,955,000
Series 2020H, RB, 4.00%, 08/15/45 ..... 15,575 15,787,371
Series 2023K, RB, 5.00%, 08/15/48 ..... 14,280 15,911,363
Series 2019B, RB, VRDN 5.00%, 10/15/25
(b)
2,500 2,520,513
Series 2023D, RB, VRDN 5.00%, 10/15/30
(b)
11,500 12,699,278
Series 2024M, RB, 5.00%, 11/15/49 ..... 17,070 19,121,807
Series 2020H, RB, 5.00%, 08/15/50 ..... 43,000 46,274,901
Series 2024M, RB, 5.00%, 11/15/54 ..... 15,015 16,710,982
Sacramento Transportation Authority Sales Tax,
Series 2023, RB, 5.00%, 10/01/34 ...... 5,835 6,944,803
San Diego Association of Governments
South Bay Expressway, Series 2017A, RB,
5.00%, 07/01/42 ................. 10,000 10,394,379
San Diego Community College District
Series 2016, GO, 5.00%, 08/01/28 ...... 1,000 1,042,775
Series 2011, GO, 0.00%, 08/01/35
(a)
..... 4,000 2,833,153
San Diego County Regional Airport Authority
Series 2019A, RB, 5.00%,  07/01/34 ..... 4,850 5,310,940
Series 2019A, RB, 5.00%, 07/01/36 ..... 1,450 1,578,716
Series 2019A, RB, 4.00%, 07/01/38 ..... 2,120 2,163,632
Series 2019A, RB, 5.00%, 07/01/44 ..... 1,600 1,706,199
Series 2021A, RB, 5.00%, 07/01/46 ..... 5,000 5,438,633
Series 2019A, RB, 5.00%, 07/01/49 ..... 600 635,299
Series 2021A, RB, 5.00%, 07/01/56 ..... 5,000 5,367,399
San Diego County Regional Transportation
Commission
Series 2023A, RB, 5.00%, 04/01/32 ..... 2,000 2,340,462
Series 2023A, RB, 5.00%, 04/01/34 ..... 1,500 1,775,965
Series 2023A, RB, 5.00%, 04/01/38 ..... 1,000 1,163,403
Series 2016A, RB, 5.00%, 04/01/41 ..... 10,230 10,468,061
Series 2021B, RB, 5.00%, 04/01/45 ..... 4,300 4,685,770
Series 2016A, RB, 5.00%, 04/01/48 ..... 2,270 2,313,724
Series 2021B, RB, 5.00%, 04/01/48 ..... 8,140 8,824,029
San Diego County Water Authority
Series 2021B, RB, 4.00%, 05/01/33 ..... 3,500 3,764,959
Series 2021B, RB, 4.00%, 05/01/35 ..... 3,000 3,198,782
Series 2021B, RB, 4.00%, 05/01/37 ..... 3,515 3,721,280
Series 2021B, RB, 4.00%, 05/01/38 ..... 14,715 15,479,315
Series 2022A, RB, 5.00%, 05/01/52 ..... 8,250 9,046,783
San Diego Public Facilities Financing Authority
Series 2016B, RB, 5.00%, 08/01/28 ..... 2,500 2,601,533
Security
Par (000)
Par (000) Value
California (continued)
Series 2016A, RB, 5.00%, 05/15/29 ..... USD 2,505 $ 2,594,678
Series 2020A, RB, 4.00%, 08/01/36 ..... 1,350 1,413,336
Series 2020A, RB, 4.00%, 08/01/37 ..... 2,250 2,337,418
Series 2018A, RB, 5.00%, 08/01/43 ..... 1,500 1,584,530
Series A, RB, 5.00%, 10/15/44 ......... 1,810 1,833,800
Series 2020A, RB, 4.00%, 08/01/45 ..... 500 505,504
Series 2023A, RB, 4.00%,  08/01/52 ..... 5,770 5,816,629
San Diego Unified School District
Series 2024H-2, GO, 5.00%, 07/01/25 ... 5,000 5,065,966
Series 2015R-4, GO, 5.00%, 07/01/28 ... 5,000 5,063,820
Series G-1, GO, 5.25%, 07/01/28 (AGM) .. 1,000 1,101,427
Series 2016R-5, GO, 5.00%, 07/01/29 ... 2,005 2,079,078
Series 2010C, GO, 0.00%, 07/01/30
(a)
.... 1,550 1,311,897
Series R-1, GO, 0.00%, 07/01/30
(a)
...... 7,570 6,417,711
Series R-1, GO, 0.00%, 07/01/31
(a)
...... 2,000 1,638,840
Series 2012E, GO, 0.00%, 07/01/32
(a)
.... 6,440 5,092,521
Series SR-1, GO, 4.00%, 07/01/32 ...... 1,000 1,015,618
Series 2010C, GO, 0.00%, 07/01/35
(a)
.... 2,380 1,680,967
Series 2010C, GO, 0.00%, 07/01/36
(a)
.... 17,465 11,861,114
Series 2010C, GO, 0.00%, 07/01/37
(a)
.... 700 456,692
Series 2010C, GO, 0.00%, 07/01/38
(a)
.... 3,000 1,872,053
Series R-2, GO, 0.00%, 07/01/40
(a)
...... 13,475 14,072,425
Series 2012E, GO, 0.00%, 07/01/42
(a)
.... 5,850 4,938,428
Series 2010C, GO, 0.00%, 07/01/43
(a)
.... 4,140 2,063,879
Series 2010C, GO, 0.00%, 07/01/44
(a)
.... 2,165 1,031,610
Series 2010C, GO, 0.00%, 07/01/45
(a)
.... 4,590 2,088,831
Series F, GO, 4.00%, 07/01/45 ......... 9,000 9,008,909
Series 2010C, GO, 0.00%, 07/01/46
(a)
.... 275 119,496
Series 2021N-2, GO, 3.00%, 07/01/46 ... 3,000 2,577,208
Series 2021N-2, GO, 4.00%, 07/01/46 ... 22,000 22,360,708
Series 2010C, GO, 0.00%, 07/01/47
(a)
.... 1,405 583,414
Series 2012E, GO, 0.00%, 07/01/47
(a)
.... 3,800 3,226,036
Series 2017I, GO, 4.00%, 07/01/47 ...... 19,400 19,492,098
Series 2010C, GO, 0.00%, 07/01/48
(a)
.... 3,250 3,262,446
Series 2023A-3, GO, 5.00%, 07/01/48 .... 5,000 5,564,420
Series 2012E, GO, 0.00%, 07/01/49
(a)
.... 7,640 2,848,398
Series 2019L, GO, 4.00%, 07/01/49 ..... 13,000 13,072,383
Series 2024H-2, GO, 5.00%, 07/01/49 ... 1,220 1,366,193
Series 2020M-2, GO, 3.00%, 07/01/50 ... 23,350 19,302,658
Series 2020D-2, GO, 4.00%, 07/01/50 ... 45,580 45,911,125
Series 2020M-2, GO, 4.00%, 07/01/50 ... 12,710 12,802,334
Series 2022F-2, GO, 4.25%, 07/01/52 .... 5,000 5,124,106
Series 2023A-3, GO, 4.00%, 07/01/53 .... 15,500 15,635,402
Series 2023G-3, GO, 4.00%, 07/01/53 ... 10,000 10,087,356
San Dieguito Union High School District, Series
B-2, GO, 4.00%, 02/01/40 ........... 800 801,445
San Francisco Bay Area Rapid Transit District
Series 2015D, GO, 4.00%, 08/01/33 ..... 2,885 2,896,349
Series E, GO, 4.00%, 08/01/37 ........ 8,420 8,553,144
Series 2020C-1, GO, 3.00%, 08/01/38 ... 5,000 4,700,128
Series 2022D-1, GO, 5.00%, 08/01/39 ... 1,250 1,421,971
Series A-1, GO, 4.00%, 08/01/42 ....... 1,500 1,507,904
Series 2019B-1, GO, 4.00%, 08/01/44 .... 5,000 5,045,921
Series 2020C-1, GO, 4.00%, 08/01/45 ... 2,640 2,663,223
Series A-1, GO, 5.00%,  08/01/47 ....... 3,000 3,115,377
Series 2022D-1, GO, 5.25%, 08/01/47 ... 1,250 1,401,443
Series 2020C-1, GO, 3.00%, 08/01/50 ... 8,500 6,997,471
San Francisco Bay Area Rapid Transit District
Sales Tax
Series 2019A, RB, 4.00%, 07/01/37 ..... 3,075 3,137,067
Series 2019A, RB, 4.00%, 07/01/38 ..... 5,495 5,602,921
Series 2019A, RB, 3.00%, 07/01/44 ..... 1,800 1,559,793
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2021-2B, RB, 5.00%, 05/01/32 .... 3,150 3,597,654

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2021-2B, RB, 5.00%, 05/01/35 .... USD 3,000 $ 3,402,607
Series 2024B, RB, 5.00%, 05/01/41 ..... 4,000 4,625,071
Series 2024B, RB, 5.00%, 05/01/42 ..... 3,000 3,447,017
Series 2024B, RB, 5.00%, 05/01/44 ..... 10,790 12,243,636
Series 2016C, RB, 5.00%, 05/01/46 ..... 4,265 4,359,747
Series 2017B, RB, 5.00%, 05/01/47 ..... 3,500 3,627,535
Series 2018E, RB, 5.00%, 05/01/48 ..... 2,500 2,613,335
Series 2024B, RB, 5.00%, 05/01/49 ..... 4,180 4,666,702
Series 2019-2F, RB, 5.00%, 05/01/50 .... 22,605 23,882,605
Series 2022-2B, RB, 5.00%, 05/01/52 .... 12,240 13,331,142
San Francisco City & County Public Utilities
Commission Power
Series 2023A, RB, 5.00%, 11/01/48 ..... 4,000 4,406,466
Series 2021A, RB, 4.00%, 11/01/51 ..... 18,000 18,068,825
Series 2023A, RB, 5.00%, 11/01/53 ..... 19,900 21,775,937
San Francisco City & County Public Utilities
Commission Wastewater
Series 2023A, RB, 5.00%, 10/01/35 ..... 1,500 1,746,614
Series 2023A, RB, 5.00%, 10/01/36 ..... 1,000 1,156,139
Series 2023A, RB, 5.00%,  10/01/37 ..... 1,500 1,729,156
Series 2023B, RB, 4.00%, 10/01/39 ..... 1,350 1,410,734
Series 2013B, RB, 4.00%, 10/01/42 ..... 25,000 25,002,465
Series 2018A, RB, 4.00%, 10/01/43 ..... 1,330 1,341,037
Series 2021A, RB, 5.00%,  10/01/45 ..... 5,000 5,486,477
Series 2021A, RB, 5.00%, 10/01/46 ..... 5,000 5,468,952
Series 2021A, RB, 4.00%, 10/01/47 ..... 9,075 9,180,692
Series 2024C, RB, 5.00%, 10/01/49 ..... 4,000 4,479,142
Series 2021A, RB, 4.00%, 10/01/50 ..... 5,000 5,022,491
Series 2024C, RB, 5.00%, 10/01/54 ..... 13,045 14,498,723
San Joaquin County Transportation Authority
Measure K Sales Tax, Series 2017, RB,
4.00%, 03/01/41 ................. 11,000 11,056,779
San Joaquin Hills Transportation Corridor
Agency
Series 1993, RB, 0.00%, 01/01/25
(a)
..... 2,100 2,094,728
Series 1993, RB, 0.00%, 01/01/27
(a)
..... 1,075 1,016,059
Series 2014A, RB, 5.00%, 01/15/29 ..... 1,000 1,002,513
Series 2021A, RB, 5.00%, 01/15/32 ..... 1,500 1,691,057
Series 2021A, RB, 5.00%, 01/15/33 ..... 3,415 3,839,848
Series 2021A, RB, 4.00%, 01/15/34 ..... 2,185 2,300,133
Series 2014A, RB, 5.00%, 01/15/34 ..... 2,680 2,686,735
Series 2014A, RB, 5.00%, 01/15/44 ..... 8,000 8,020,103
Series 2014A, RB, 5.00%, 01/15/50 ..... 13,275 13,308,359
San Jose Evergreen Community College District,
Series C, GO, 4.00%, 09/01/45 ........ 8,515 8,736,289
San Jose Unified School District
Series C, GO, 0.00%, 08/01/29 (NPFGC)
(a)
3,800 3,310,565
Series C, GO, 0.00%, 08/01/30 (NPFGC)
(a)
5,980 5,050,171
Series 2016, GO, 5.00%, 08/01/32 ...... 9,000 9,131,133
Series 2018E, GO, 4.00%, 08/01/42 ..... 6,825 6,912,888
San Juan Unified School District, Series 2022,
GO, 4.00%, 08/01/46 .............. 17,000 17,295,710
San Marcos Unified School District
(a)
Series B, GO, 0.00%, 08/01/47 ........ 7,700 3,040,218
Series B, GO, 0.00%, 08/01/51 ........ 1,500 499,767
San Mateo County Community College District
Series A, GO, 0.00%, 09/01/30 (NPFGC)
(a)
6,690 5,659,697
Series C, GO, 0.00%, 09/01/30 (NPFGC)
(a)
4,295 3,633,543
Series 2006B, GO, 0.00%,  09/01/32
(NPFGC)
(a)
.................... 6,565 5,183,719
Series 2006B, GO, 0.00%, 09/01/34
(NPFGC)
(a)
.................... 21,075 15,456,224
Series 2006B, GO, 0.00%, 09/01/35
(NPFGC)
(a)
.................... 11,500 8,100,279
Series 2015A, GO, 5.00%, 09/01/45 ..... 1,000 1,016,755
Security
Par (000)
Par (000) Value
California (continued)
Series 2018B, GO, 5.00%, 09/01/45 ..... USD 44,150 $ 46,678,259
San Mateo Foster City Public Financing
Authority, Series 2019, RB, 5.00%, 08/01/49 3,700 3,939,108
San Mateo Foster City School District, Series A,
GO, 0.00%, 08/01/42
(a)
............. 5,500 6,001,256
San Mateo Union High School District
(a)
Series 2011A, GO, 0.00%, 09/01/33 ..... 500 492,606
Series 2011A, GO, 0.00%, 09/01/41 ..... 3,765 4,068,775
Series 2011A, GO, 0.00%, 07/01/51 ..... 4,465 3,634,855
Santa Barbara Secondary High School District,
Series 2011A, GO, 0.00%, 08/01/36
(a)
.... 2,500 1,595,254
Santa Barbara Unified School District
Series A, GO, 4.00%, 08/01/41 ........ 2,600 2,625,027
Series B, GO, 5.00%,  08/01/44 ........ 6,725 7,113,260
Santa Clara Unified School District, Series 2019,
GO, 4.00%, 07/01/48 .............. 24,000 24,062,196
Santa Clara Valley Transportation Authority
Series 2023A, RB, 5.00%, 04/01/30 ..... 3,060 3,466,338
Series 2023A, RB, 5.00%, 04/01/33 ..... 5,000 5,939,139
Series 2023A, RB, 5.00%, 04/01/35 ..... 4,500 5,284,658
Santa Clara Valley Water District, Series A, RB,
5.00%, 06/01/46 ................. 1,000 1,016,315
Santa Clarita Community College District, Series
2016, GO, 4.00%, 08/01/41 .......... 6,850 6,872,027
Santa Monica Community College District
Series 2018A, GO, 5.00%, 08/01/43 ..... 7,500 7,965,215
Series 2022B, GO, 5.00%, 08/01/45 ..... 1,150 1,277,149
Series 2018A, GO, 4.00%, 08/01/47 ..... 21,580 21,729,789
Santa Monica-Malibu Unified School District
Series B, GO, 4.00%, 08/01/50 ........ 28,230 28,379,780
Sonoma County Junior College District, Series
B, GO, 3.00%, 08/01/41 ............ 7,000 6,277,971
South San Francisco Unified School District
Series 2016C, GO, 4.00%, 09/01/37 ..... 4,000 4,006,895
Series 2023, GO, 4.00%, 09/01/48 ...... 22,000 22,249,080
Series 2023, GO, 4.00%, 09/01/52 ...... 10,975 11,046,385
Southern California Public Power Authority
Series 2015C, RB, 5.00%, 07/01/26 ..... 1,660 1,663,062
Series 2020-3, RB, VRDN ( Bank of America
NA SBPA), 2.85%, 12/03/24
(b)
....... 58,435 58,435,000
Series 2024-1, RB, 5.00%, 07/01/44 ..... 6,300 7,194,337
Series 2024-1, RB, 5.00%, 07/01/46 ..... 5,600 6,353,517
Series 2024-1, RB, 5.00%, 07/01/49 ..... 9,535 10,710,584
Series 2024-1, RB, 5.00%, 07/01/53 ..... 31,685 35,390,535
Series 2023-1A, RB, 5.25%, 07/01/53 .... 13,675 15,382,340
Southwestern Community College District
Series D, GO, 5.00%, 08/01/44 ........ 2,000 2,028,070
Series C, GO, 0.00%, 08/01/46
(a)
....... 1,920 780,059
State of California
Series 2003, GO, 5.50%, 02/01/25 ...... 250 251,060
GO, 5.00%, 08/01/25 ............... 8,420 8,544,124
Series 2016, GO, 5.00%, 08/01/25 ...... 4,070 4,129,998
GO, 5.00%, 09/01/25 ............... 2,035 2,069,044
GO, 5.00%, 10/01/25 ............... 13,705 13,923,762
Series 2017, GO, 4.00%, 11/01/25 ...... 6,465 6,541,835
GO, 5.00%, 11/01/25 ............... 5,510 5,624,879
GO, 5.00%, 03/01/26 ............... 3,810 3,828,580
GO, 5.00%, 04/01/26 ............... 7,875 8,107,787
GO, 3.88%, 08/01/26 ............... 15,000 15,238,267
GO, 5.00%, 08/01/26 ............... 16,000 16,570,706
GO, 5.00%, 09/01/26 ............... 3,510 3,650,210
Series C, GO, 5.00%, 09/01/26 ........ 1,500 1,523,241
GO, 5.00%,  10/01/26 ............... 15,245 15,705,384
GO, 5.00%, 11/01/26 ............... 2,280 2,380,934
GO, 5.00%, 03/01/27 ............... 3,920 3,937,939

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
GO, 5.00%, 04/01/27 ............... USD 3,385 $ 3,567,850
GO, 5.00%, 08/01/27 ............... 16,000 16,903,581
GO, 5.00%, 09/01/27 ............... 6,210 6,453,549
GO, 4.00%, 10/01/27 ............... 7,280 7,552,765
GO, 5.00%, 10/01/27 ............... 5,885 6,140,270
GO, 5.00%, 11/01/27 ............... 1,155 1,233,543
GO, 5.00%, 12/01/27 ............... 3,665 3,921,636
GO, 3.00%, 03/01/28 ............... 2,500 2,520,626
GO, 5.00%, 04/01/28 ............... 6,525 7,029,262
GO, 5.00%, 08/01/28 ............... 17,380 18,610,977
Series 2016, GO, 5.00%, 08/01/28 ...... 4,325 4,479,837
GO, 4.00%, 09/01/28 ............... 38,850 40,528,913
GO, 5.00%, 09/01/28 ............... 20,775 22,386,202
GO, 5.00%, 10/01/28 ............... 28,950 31,310,668
GO, 5.00%, 11/01/28 ............... 37,845 41,214,946
Series 2017, GO, 5.00%, 11/01/28 ...... 3,600 3,837,241
GO, 5.00%, 03/01/29 ............... 1,000 1,095,945
GO, 5.00%, 04/01/29 ............... 24,725 27,139,616
Series 2016, GO, 5.00%, 08/01/29 ...... 5,015 5,187,224
GO, 5.00%, 08/01/29 ............... 12,965 13,461,652
Series C, GO, 5.00%, 08/01/29 ........ 26,175 27,705,088
GO, 4.00%, 09/01/29 ............... 5,225 5,533,171
GO, 5.00%, 09/01/29 ............... 9,255 9,763,359
GO, 5.00%, 10/01/29 ............... 50,450 54,552,952
GO, 5.00%, 11/01/29 ............... 10,280 11,405,224
Series 2017, GO, 5.00%, 11/01/29 ...... 6,270 6,668,801
GO, 5.00%, 03/01/30 ............... 2,000 2,008,205
GO, 5.00%, 04/01/30 ............... 25,150 28,118,465
Series 2016, GO, 5.00%, 08/01/30 ...... 4,525 4,678,460
Series C, GO, 5.00%, 08/01/30 ........ 1,035 1,092,607
GO, 5.00%, 08/01/30 ............... 24,865 26,945,359
GO, 5.25%, 08/01/30 ............... 4,000 4,050,779
GO, 5.00%,  09/01/30 ............... 1,000 1,035,525
GO, 5.00%, 10/01/30 ............... 2,000 2,000,262
Series 2017, GO, 5.00%, 11/01/30 ...... 8,840 9,374,655
GO, 5.00%, 11/01/30 ............... 25,005 28,230,938
GO, 5.00%, 03/01/31 ............... 6,195 6,898,079
GO, 5.00%,  04/01/31 ............... 2,385 2,646,827
GO, 4.00%, 08/01/31 ............... 5,000 5,083,883
GO, 5.00%, 08/01/31 ............... 2,500 2,500,259
GO, 4.00%, 09/01/31 ............... 1,010 1,027,699
GO, 5.00%, 09/01/31 ............... 68,465 77,449,112
GO, 5.00%, 10/01/31 ............... 2,540 2,540,285
Series 2017, GO, 5.00%, 11/01/31 ...... 7,000 7,415,903
GO, 5.00%, 11/01/31 ............... 3,005 3,241,512
GO, 5.00%, 12/01/31 ............... 3,500 3,720,093
GO, 5.00%, 03/01/32 ............... 2,500 2,777,555
GO, 5.00%, 04/01/32 ............... 14,125 16,009,122
GO, 4.00%, 08/01/32 ............... 2,000 2,029,765
Series B, GO, 5.00%, 08/01/32 ........ 5,000 5,270,599
GO, 5.00%, 08/01/32 ............... 12,580 12,805,536
GO, 5.25%, 08/01/32 ............... 3,525 3,564,868
GO, 4.00%, 09/01/32 ............... 3,000 3,046,623
GO, 5.00%, 09/01/32 ............... 25,785 27,876,076
Series 2024, GO, 5.00%, 09/01/32 ...... 16,055 18,577,998
Series C, GO, 5.00%, 09/01/32 ........ 4,225 4,271,023
GO, 5.00%, 10/01/32 ............... 23,720 26,664,394
GO, 5.00%,  11/01/32 ............... 18,815 20,951,314
GO, 5.00%, 12/01/32 ............... 2,100 2,161,089
GO, 5.00%, 03/01/33 ............... 3,000 3,062,256
GO, 5.00%, 04/01/33 ............... 12,190 13,335,104
GO, 5.00%, 08/01/33 ............... 7,460 7,497,046
GO, 4.00%, 09/01/33 ............... 4,035 4,088,388
GO, 5.00%, 09/01/33 ............... 18,285 21,415,882
Series 2024, GO, 5.00%, 09/01/33 ...... 20,000 23,424,536
Security
Par (000)
Par (000) Value
California (continued)
GO, 5.00%, 10/01/33 ............... USD 2,820 $ 2,820,317
Series 2017, GO, 4.00%, 11/01/33 ...... 20,630 21,138,226
GO, 5.00%,  03/01/34 ............... 14,240 15,749,493
GO, 4.00%, 08/01/34 ............... 20,295 22,131,740
GO, 5.00%, 09/01/34 ............... 35,685 39,155,078
GO, 3.00%, 10/01/34 ............... 6,805 6,754,676
GO, 4.00%, 10/01/34 ............... 6,255 6,545,395
GO, 5.00%,  10/01/34 ............... 13,000 15,093,139
Series 2017, GO, 4.00%, 11/01/34 ...... 3,915 4,006,750
GO, 5.00%, 11/01/34 ............... 4,035 4,339,917
GO, 5.00%, 12/01/34 ............... 8,120 8,841,047
GO, 5.00%, 03/01/35 ............... 36,960 40,771,171
Series 2022, GO, 5.00%, 04/01/35 ...... 2,955 3,376,123
Series C, GO, 5.00%, 08/01/35 ........ 6,415 6,749,154
GO, 5.00%, 08/01/35 ............... 8,050 8,216,010
GO, 4.00%, 09/01/35 ............... 26,730 27,000,852
GO, 5.00%, 09/01/35 ............... 1,500 1,549,195
Series 2024, GO, 5.00%, 09/01/35 ...... 8,865 10,400,261
GO, 3.00%, 10/01/35 ............... 3,000 2,961,674
GO, 5.00%, 10/01/35 ............... 12,910 13,531,685
Series 2017, GO, 4.00%, 11/01/35 ...... 7,440 7,603,286
GO, 5.00%, 11/01/35 ............... 8,000 8,904,822
GO, 4.00%, 03/01/36 ............... 12,350 12,895,877
GO, 5.00%, 03/01/36 ............... 4,845 5,329,181
GO, 5.00%, 04/01/36 ............... 2,880 3,112,851
GO, 5.00%, 08/01/36 ............... 6,235 6,426,434
Series C, GO, 5.00%, 08/01/36 ........ 2,215 2,327,515
GO, 4.00%, 09/01/36 ............... 13,560 13,686,218
GO, 5.00%, 09/01/36 ............... 20,415 23,244,804
GO, 3.00%, 10/01/36 ............... 5,795 5,699,482
GO, 4.00%, 10/01/36 ............... 6,945 7,298,334
GO, 5.00%, 10/01/36 ............... 42,700 49,231,238
Series 2017, GO, 4.00%, 11/01/36 ...... 8,000 8,164,947
GO, 5.00%, 11/01/36 ............... 13,440 14,780,389
Series 2017, GO, 5.00%, 11/01/36 ...... 2,000 2,110,085
GO, 5.00%, 12/01/36 ............... 2,000 2,222,026
GO, 5.00%, 08/01/37 ............... 2,625 2,798,921
GO, 5.00%, 09/01/37 ............... 20,000 23,093,920
Series 2019, GO, 3.00%, 10/01/37 ...... 6,385 6,249,882
GO, 3.75%, 10/01/37 ............... 15,830 15,830,487
GO, 4.00%, 10/01/37 ............... 3,300 3,451,596
GO, 5.00%, 10/01/37 ............... 4,000 4,245,226
GO, 4.00%, 11/01/37 ............... 1,530 1,595,707
GO, 5.00%, 11/01/37 ............... 22,500 25,316,348
GO, 4.00%, 03/01/38 ............... 11,960 12,422,011
GO, 5.00%, 04/01/38 ............... 1,000 1,079,440
GO, 5.00%, 08/01/38 ............... 6,500 6,693,785
GO, 4.00%, 11/01/38 ............... 21,060 21,930,155
GO, 5.00%, 10/01/39 ............... 6,730 7,212,259
GO, 5.25%, 10/01/39 ............... 19,795 20,325,957
GO, 4.00%, 11/01/39 ............... 5,000 5,196,968
GO, 5.00%, 09/01/41 ............... 13,095 14,719,101
GO, 4.00%, 10/01/41 ............... 6,705 6,929,778
GO, 4.00%, 11/01/41 ............... 8,750 8,765,640
Series 2022, GO, 4.00%, 04/01/42 ...... 21,240 21,978,286
Series 2022, GO, 5.00%, 04/01/42 ...... 6,455 6,872,421
GO, 4.00%, 09/01/42 ............... 7,545 7,820,257
GO, 5.00%, 10/01/42 ............... 5,000 5,348,815
GO, 5.00%, 11/01/42 ............... 10,000 11,243,052
GO, 4.00%, 09/01/43 ............... 4,250 4,405,052
Series 2024, GO, 5.00%, 09/01/43 ...... 10,000 11,377,825
GO, 5.00%, 09/01/43 ............... 33,180 37,537,765
GO, 2.25%, 11/01/43 ............... 5,000 3,687,452
GO, 2.38%, 12/01/43 ............... 3,075 2,312,737
GO, 4.00%, 10/01/44 ............... 11,655 11,842,804

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
GO, 5.00%, 10/01/44 ............... USD 8,265 $ 8,266,072
GO, 4.00%, 11/01/44 ............... 1,500 1,500,013
GO, 4.00%, 03/01/45 ............... 6,500 6,502,388
GO, 4.00%, 08/01/45 ............... 1,750 1,752,070
GO, 5.00%, 09/01/45 ............... 16,275 16,742,569
GO, 5.00%, 10/01/45 ............... 5,280 5,907,891
GO, 5.25%, 10/01/45 ............... 17,105 19,514,393
GO, 4.00%, 11/01/45 ............... 10,350 10,367,086
GO, 4.00%, 03/01/46 ............... 12,805 13,025,014
GO, 5.00%, 08/01/46 ............... 5,000 5,135,775
GO, 5.00%, 09/01/46 ............... 3,495 3,594,512
GO, 5.25%, 09/01/47 ............... 11,000 12,387,922
GO, 5.00%, 10/01/47 ............... 5,075 5,184,578
Series 2017, GO, 4.00%, 11/01/47 ...... 15,750 15,816,666
Series 2017, GO, 5.00%, 11/01/47 ...... 4,310 4,494,286
GO, 5.00%, 09/01/48 ............... 15,345 17,165,485
GO, 4.00%, 04/01/49 ............... 7,000 7,117,451
GO, 5.00%, 08/01/49 ............... 1,665 1,865,946
GO, 3.00%, 10/01/49 ............... 1,000 819,238
GO, 5.00%, 10/01/49 ............... 1,955 2,081,910
GO, 4.00%, 03/01/50 ............... 1,915 1,937,200
GO, 5.25%, 10/01/50 ............... 5,000 5,633,633
GO, 3.00%, 11/01/50 ............... 10,860 8,846,801
GO, 4.00%, 11/01/50 ............... 6,575 6,582,801
GO, 4.25%, 09/01/52 ............... 2,190 2,251,247
GO, 5.00%, 09/01/52 ............... 13,500 14,797,122
GO, 5.25%, 09/01/53 ............... 23,160 26,117,495
GO, 5.25%, 08/01/54 ............... 1,500 1,705,587
GO, 5.50%, 08/01/54 ............... 1,500 1,736,020
State of California Department of Water
Resources
Series AS, RB, 5.00%, 12/01/24 ........ 10 10,000
Series AS, RB, 5.00%, 12/01/26 ........ 15,480 15,480,000
Series AS, RB, 5.00%, 12/01/27 ........ 1,060 1,060,000
Series AX, RB, 5.00%, 12/01/27 ........ 1,000 1,077,427
Series AS, RB, 5.00%, 12/01/28 ........ 1,065 1,065,000
Series BB, RB, 5.00%, 12/01/28 ........ 2,000 2,203,001
Series AW, RB, 5.00%, 12/01/30 ....... 4,000 4,179,697
Series BB, RB, 5.00%, 12/01/30 ........ 2,000 2,290,659
Series BD, RB, 5.00%, 12/01/30 ....... 4,075 4,667,219
Series BD, RB, 4.00%, 12/01/34 ....... 5,000 5,346,541
Series BB, RB, 5.00%, 12/01/34 ........ 8,940 10,121,771
Series BA, RB, 5.00%, 12/01/34 ........ 6,790 7,460,859
Series BB, RB, 5.00%, 12/01/35 ........ 9,075 10,229,580
Ukiah Unified School District, Series 2006, GO,
0.00%, 08/01/28 (NPFGC)
(a)
.......... 3,750 3,364,862
University of California
Series 2015AO, RB, 5.00%, 05/15/27 .... 5,000 5,049,940
Series 2018AZ, RB, 4.00%, 05/15/28 .... 1,020 1,072,107
Series 2024BS, RB, 5.00%, 05/15/30 .... 5,000 5,655,471
Series 2017AY, RB, 5.00%, 05/15/30 .... 465 491,926
Series 2017AV, RB, 5.00%, 05/15/31 .... 10,060 10,623,336
Series 2017AY, RB, 5.00%, 05/15/31 .... 3,000 3,167,993
Series 2015AO, RB, 5.00%, 05/15/32 .... 8,615 8,687,417
Series 2015I, RB, 5.00%,  05/15/32 ...... 3,070 3,095,529
Series 2023BN, RB, 5.00%, 05/15/32 .... 5,000 5,836,187
Series 2022BK, RB, 5.00%, 05/15/32 .... 4,265 4,978,267
Series 2017AY, RB, 4.00%, 05/15/33 .... 4,530 4,634,878
Series 2020BE, RB, 5.00%,  05/15/33 .... 1,000 1,122,719
Series 2020BE, RB, 5.00%, 05/15/34 .... 1,500 1,679,384
Series 2024BS, RB, 5.00%, 05/15/34 .... 15,000 17,956,502
Series 2017AY, RB, 4.00%, 05/15/35 .... 5,000 5,078,271
Series 2024BW, RB, 5.00%,  05/15/35 .... 10,000 11,926,335
Series 2024BS, RB, 5.00%, 05/15/35 .... 5,000 5,963,168
Series 2017AV, RB, 5.00%, 05/15/35 .... 2,660 2,788,753
Security
Par (000)
Par (000) Value
California (continued)
Series 2015I, RB, 4.00%, 05/15/36 ...... USD 1,000 $ 1,002,288
Series 2021Q, RB, 4.00%,  05/15/36 ..... 1,610 1,694,115
Series 2020BE, RB, 5.00%, 05/15/36 .... 1,500 1,671,389
Series 2017AY, RB, 5.00%, 05/15/36 .... 15,880 16,625,328
Series 2023BM, RB, 5.00%, 05/15/36 .... 7,200 8,437,920
Series 2024BS, RB, 5.00%,  05/15/36 .... 10,000 11,898,071
Series 2017AY, RB, 5.00%, 05/15/37 .... 11,345 11,863,506
Series 2016AR, RB, 5.00%, 05/15/37 .... 11,340 11,653,169
Series 2023BM, RB, 5.00%, 05/15/37 .... 4,270 4,986,240
Series 2024BV, RB, 5.00%,  05/15/37 .... 7,500 8,888,494
Series 2024BS, RB, 5.00%, 05/15/37 .... 10,000 11,851,325
Series 2020BE, RB, 5.00%, 05/15/38 .... 1,000 1,108,713
Series 2024BS, RB, 5.00%, 05/15/38 .... 6,000 7,092,884
Series 2024BV, RB, 5.00%,  05/15/38 .... 7,500 8,866,106
Series 2021Q, RB, 4.00%, 05/15/39 ..... 1,710 1,774,829
Series 2021BH, RB, 4.00%, 05/15/39 .... 2,000 2,078,180
Series 2024BS, RB, 5.00%, 05/15/39 .... 14,500 17,078,068
Series 2020BE, RB, 5.00%,  05/15/39 .... 5,820 6,444,082
Series 2020BE, RB, 4.00%, 05/15/40 .... 10,070 10,340,118
Series 2024BS, RB, 5.00%, 05/15/40 .... 13,000 15,200,943
Series 2024BS, RB, 5.00%, 05/15/41 .... 7,000 8,128,418
Series 2016AR, RB, 5.00%,  05/15/41 .... 5,000 5,120,516
Series 2023BN, RB, 5.00%, 05/15/41 .... 36,840 42,227,128
Series 2020BE, RB, 5.00%, 05/15/41 .... 1,410 1,547,425
Series 2023BN, RB, 5.00%, 05/15/42 .... 34,000 38,747,733
Series 2024BS, RB, 5.00%,  05/15/42 .... 7,430 8,573,328
Series 2020BE, RB, 5.00%, 05/15/42 .... 6,000 6,558,809
Series 2024BV, RB, 5.00%, 05/15/42 .... 3,695 4,263,586
Series 2024BS, RB, 5.00%, 05/15/43 .... 5,000 5,737,240
Series 2024BV, RB, 5.00%,  05/15/43 .... 2,020 2,317,845
Series 2016K, RB, 4.00%, 05/15/46 ..... 10,045 10,070,662
Series 2021BH, RB, 4.00%, 05/15/46 .... 5,500 5,576,053
Series 2016AR, RB, 5.00%, 05/15/46 .... 12,845 13,114,204
Series 2020BE, RB, 4.00%,  05/15/47 .... 36,135 36,462,379
Series 2017M, RB, 4.00%, 05/15/47 ..... 4,580 4,600,753
Series 2017AV, RB, 5.00%, 05/15/47 .... 13,200 13,688,335
Series 2017M, RB, 5.00%, 05/15/47 ..... 14,075 14,588,987
Series 2017AV, RB, 5.25%,  05/15/47 .... 1,170 1,220,110
Series 2013AL-4, RB, VRDN
2.60%, 12/03/24
(b)
............... 26,500 26,500,000
Series 2018AZ, RB, 4.00%, 05/15/48 .... 2,000 2,012,325
Series 2018AZ, RB, 5.00%, 05/15/48 .... 22,770 23,873,366
Series 2019BB, RB, 5.00%, 05/15/49 .... 5,000 5,318,214
Series 2017AV, RB, 5.00%, 05/15/49 .... 18,500 19,157,266
Series 2020BE, RB, 4.00%, 05/15/50 .... 11,000 11,035,373
Series 2021Q, RB, 3.00%, 05/15/51 ..... 5,000 4,179,360
Series 2021BH, RB, 4.00%,  05/15/51 .... 3,250 3,260,689
Series 2017M, RB, 5.00%, 05/15/52 ..... 9,250 9,562,539
Series 2022BK, RB, 5.00%, 05/15/52 .... 17,335 18,957,752
Series 2024BW, RB, 5.00%, 05/15/54 .... 4,000 4,445,030
Series 2018O, RB, 5.00%,  05/15/58 ..... 3,000 3,135,102
Series 2018AZ, RB, 5.25%, 05/15/58 .... 2,000 2,110,821
Series 2018O, RB, 5.50%, 05/15/58 ..... 2,000 2,125,601
Upper Santa Clara Valley Joint Powers Authority
Series 2020A, RB, 4.00%, 08/01/45 ..... 3,450 3,453,407
Series 2020A, RB, 4.00%, 08/01/50 ..... 8,435 8,441,567
Ventura County Community College District,
Series 2008C, GO, 0.00%, 08/01/28
(a)
.... 15,000 13,557,029
Walnut Valley Unified School District, Series C,
GO, 4.00%, 08/01/51 .............. 3,000 3,027,215
West Valley-Mission Community College District,
Series 2015B, GO, 4.00%, 08/01/40 ..... 1,750 1,750,819
Westminster School District
(a)
Series 2013A, GO, 0.00%, 08/01/48 (BAM) 8,345 6,056,012
Series 2013A, GO, 0.00%, 08/01/52 (BAM) 15,000 10,861,716

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
William S Hart Union High School District, Series
B, GO, 0.00%, 08/01/34 (AGM)
(a)
....... USD 4,825 $ 3,529,876
Yosemite Community College District, Series
2010D, GO, 0.00%, 08/01/38
(a)
........ 2,500 1,529,364
7,285,739,479
Colorado — 1.4%
Board of Governors of Colorado State University
System
Series 2017C, RB, 4.00%, 03/01/47
(HERBIP) ..................... 18,625 18,461,046
Series E-1, RB, 5.00%, 03/01/47 (HERBIP) 1,000 1,004,374
Series 2015A, RB, 4.00%, 03/01/49 ..... 4,000 3,925,908
Series 2015A, RB, 4.13%, 03/01/55 ..... 30,000 30,002,415
Board of Water Commissioners City & County of
Denver (The)
Series 2020B, RB, 5.00%, 09/15/30 ..... 1,920 2,161,957
Series A, RB, 4.00%, 09/15/42 ......... 2,500 2,513,977
Series 2022A, RB, 5.00%, 12/15/45 ..... 5,770 6,353,694
Series A, RB, 5.00%, 09/15/47 ......... 5,575 5,771,446
Series 2024A, RB, 5.00%, 09/15/49 ..... 1,000 1,108,919
Series 2022A, RB, 5.00%, 12/15/52 ..... 25,285 27,553,876
Boulder Valley School District No. Re-2 Boulder,
Series 2015, GO, 5.00%, 12/01/39 (SAW) . 22,710 22,878,772
City & County of Denver
Series 2020B, GO, 5.00%, 08/01/26 ..... 16,500 17,106,223
Series 2020B, GO, 5.00%,  08/01/29 ..... 11,010 12,169,745
Series 2020B, GO, 5.00%, 08/01/30 ..... 19,375 21,794,480
Series 2023, COP, 5.00%, 12/01/32 ..... 2,320 2,662,589
Series 2022A, GO, 5.00%, 08/01/38 ..... 16,200 18,419,034
Series 2018A-1, RB, 5.00%,  08/01/41 .... 1,000 1,029,472
Series 2016A, RB, 5.00%, 08/01/44 ..... 9,500 9,688,566
Series 2016A, RB, 4.00%, 08/01/46 ..... 10,000 10,005,284
City & County of Denver Airport System
Series 2022C, RB, 5.00%, 11/15/25 ..... 1,055 1,075,458
Series 2022C, RB, 5.00%, 11/15/28 ..... 525 569,476
Series 2023A, RB, 5.00%, 11/15/29 ..... 2,850 3,136,125
Series B, RB, 4.00%, 11/15/31 ......... 2,310 2,310,297
Series 2023A, RB, 5.00%, 11/15/33 ..... 1,000 1,156,099
Series 2023A, RB, 5.00%, 11/15/38 ..... 750 845,176
Series 2023A, RB, 5.00%, 11/15/39 ..... 1,000 1,122,529
Series 2023A, RB, 5.00%, 11/15/42 ..... 2,000 2,211,416
Series B, RB, 5.00%, 11/15/43 ......... 140 140,063
Series 2018B, RB, 4.00%,  12/01/43 ..... 5,000 4,993,099
Series 2022B, RB, 5.00%, 11/15/47 ..... 10,780 11,681,078
Series 2018B, RB, 5.00%, 12/01/48 ..... 7,515 7,805,107
Series 2022B, RB, 5.25%, 11/15/53 ..... 3,000 3,300,815
City of Aurora, Series 2016, RB,
5.00%, 08/01/46 ................. 24,380 25,271,340
City of Colorado Springs Utilities System
Series 2005A, RB, VRDN (Bank of America
NA SBPA), 2.88%, 12/05/24
(b)
....... 5,775 5,775,000
Series 2007A, RB, VRDN (TD Bank NA
SBPA), 2.80%,  12/05/24
(b)
.......... 11,780 11,780,000
Series 2024A, RB, 5.00%, 11/15/49 ..... 41,655 46,147,763
Series 2024A, RB, 5.25%, 11/15/54 ..... 15,745 17,636,041
City of Westminster Water & Wastewater Utility,
Series 2024, RB, 5.00%, 12/01/54 ...... 4,000 4,364,891
County of Adams, Series 2015, COP,
4.00%, 12/01/45 ................. 700 700,061
Denver City & County School District No. 1
Series 2021B, GO, 4.00%, 12/01/27 (SAW) 5,840 6,067,590
Series 2021B, GO, 4.00%, 12/01/28 (SAW) 5,000 5,240,082
Series 2012B, GO, 3.00%, 12/01/29 (SAW) 1,000 995,644
Series 2017, GO, 5.00%, 12/01/37 (SAW) . 2,035 2,104,324
Security
Par (000)
Par (000) Value
Colorado (continued)
Series 2017, GO, 5.00%, 12/01/38 (SAW) . USD 1,830 $ 1,891,265
Series 2021, GO, 5.00%,  12/01/39 (SAW) . 4,520 4,947,585
Series 2022A, GO, 5.00%, 12/01/42 (SAW) 3,205 3,544,556
Series 2022A, GO, 5.00%, 12/01/45 (SAW) 2,565 2,811,313
E-470 Public Highway Authority
(a)
Series 2004A, RB, 0.00%,  09/01/28 (NPFGC) 12,900 11,453,315
Series 2000B, RB, 0.00%, 09/01/29 (NPFGC) 2,500 2,145,406
Series 2004A, RB, 0.00%, 09/01/34 (NPFGC) 22,000 15,549,901
Series 2010A, RB, 0.00%, 09/01/35 ..... 1,000 683,434
Series 2010A, RB, 0.00%, 09/01/40 ..... 2,745 1,470,258
Series 2010A, RB, 0.00%, 09/01/41 ..... 3,495 1,772,697
Regional Transportation District Sales Tax
Series 2013A, RB, 5.00%, 11/01/27 ..... 1,500 1,599,784
Series 2013A, RB, 5.00%,  11/01/28 ..... 1,670 1,816,726
Series 2021B, RB, 5.00%, 11/01/28 ..... 8,535 9,284,884
Series 2021B, RB, 5.00%, 11/01/29 ..... 5,000 5,539,865
Series 2023A, RB, 5.00%, 11/01/31 ..... 5,000 5,697,988
Series 2017B, RB, 5.00%, 11/01/33 ..... 1,655 1,748,471
Series 2023A, RB, 5.00%, 11/01/37 ..... 5,000 5,694,801
Series 2023A, RB, 5.00%, 11/01/38 ..... 2,000 2,269,665
Series 2021B, RB, 4.00%, 11/01/39 ..... 15,500 15,918,819
Series 2016A, RB, 5.00%, 11/01/41 ..... 2,765 2,833,448
Series 2016A, RB, 5.00%, 11/01/46 ..... 11,875 12,116,035
State of Colorado
Series 2022, COP, 6.00%, 12/15/41 ..... 10,000 11,880,316
Series 2018N, COP, 4.00%, 03/15/43 .... 3,500 3,504,516
Series 2019O, COP, 4.00%,  03/15/44 .... 1,985 1,985,709
Series 2024A, COP, 5.00%, 11/01/49 .... 4,500 4,936,701
Series 2024A, COP, 4.00%, 11/01/53 .... 6,440 6,446,424
Series 2024A, COP, 5.00%, 11/01/53 .... 3,500 3,817,489
University of Colorado
Series 2024A, RB, 5.00%, 10/01/30 ..... 24,185 27,249,259
Series 2017A-2, RB, 4.00%, 06/01/35 .... 3,000 3,131,794
Series 2017A-2, RB, 4.00%, 06/01/43 .... 2,000 2,000,703
556,784,378
Connecticut — 2.2%
Connecticut State Health & Educational Facilities
Authority
Series 2017B-1, RB, 5.00%, 07/01/29 .... 5,000 5,533,530
Series 2015A, RB, 5.00%, 07/01/35 ..... 3,500 4,194,827
Series 2017C-1, RB, VRDN
5.00%, 02/01/28
(b)
............... 25,600 27,451,461
Series 2017A-2, RB, VRDN
2.55%, 12/04/24
(b)
............... 38,060 38,060,000
Series 2016A1, RB, VRDN 2.65%, 12/03/24
(b)
90,475 90,475,000
Series 2013A, RB, VRDN 2.80%, 12/03/24
(b)
710 710,000
Series 2017C-2, RB, VRDN
2.80%, 02/03/26
(b)
............... 7,600 7,565,643
State of Connecticut
Series 2021A, GO, 4.00%, 01/15/25 ..... 3,500 3,503,497
Series 2018B, GO, 5.00%, 04/15/25 ..... 2,500 2,517,824
Series 2016B, GO, 5.00%, 05/15/25 ..... 1,935 1,952,197
Series 2023B, GO, 5.00%, 08/01/25 ..... 1,000 1,013,424
Series 2022D, GO, 5.00%, 09/15/25 ..... 1,000 1,015,731
Series E, GO, 5.00%, 10/15/25 ........ 3,140 3,196,567
Series 2022G, GO, 5.00%, 11/15/25 ..... 7,820 7,976,000
Series 2022A, GO, 4.00%, 01/15/26 ..... 1,500 1,519,208
Series 2016B, GO, 5.00%, 05/15/26 ..... 3,580 3,693,068
Series 2022D, GO, 5.00%, 09/15/26 ..... 7,535 7,834,341
Series 2018F, GO, 5.00%, 09/15/26 ..... 1,110 1,154,097
Series 2024F, GO, 5.00%,  11/15/26 ..... 10,770 11,205,830
Series 2021A, GO, 4.00%, 01/15/27 ..... 3,000 3,079,138
Series 2022A, GO, 4.00%, 01/15/27 ..... 3,790 3,889,977
Series 2015B, GO, 5.00%, 06/15/27 ..... 2,300 2,324,463

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series 2021D, GO, 5.00%,  07/15/27 ..... USD 1,700 $ 1,800,767
Series 2022D, GO, 5.00%, 09/15/27 ..... 660 701,686
Series F, GO, 5.00%, 11/15/27 ......... 2,080 2,119,581
Series 2022A, GO, 4.00%, 01/15/28 ..... 1,250 1,297,794
Series 2020A, GO, 5.00%, 01/15/28 ..... 2,000 2,138,991
Series 2015B, GO, 5.00%, 06/15/28 ..... 10,000 10,106,767
Series 2018C, GO, 5.00%, 06/15/28 ..... 1,010 1,088,930
Series 2021D, GO, 5.00%, 07/15/28 ..... 2,735 2,953,360
Series E, GO, 5.00%, 10/15/28 ........ 5,000 5,185,808
Series F, GO, 5.00%, 11/15/28 ......... 5,000 5,093,902
Series 2021A, GO, 4.00%, 01/15/29 ..... 5,000 5,238,042
Series 2020A, GO, 5.00%, 01/15/29 ..... 4,615 5,026,336
Series 2015B, GO, 5.00%, 06/15/29 ..... 10,000 10,105,821
Series 2018C, GO, 5.00%, 06/15/29 ..... 14,690 15,810,627
Series 2024F, GO, 5.00%, 11/15/29 ..... 7,100 7,847,019
Series 2024A, GO, 5.00%, 01/15/30 ..... 5,000 5,538,862
Series 2024C, GO, 5.00%, 03/01/30 ..... 6,965 7,731,679
Series 2019A, GO, 5.00%, 04/15/30 ..... 1,365 1,490,455
Series 2015B, GO, 5.00%, 06/15/30 ..... 1,290 1,303,481
Series 2021A, GO, 4.00%, 01/15/31 ..... 1,565 1,663,482
Series 2022A, GO, 4.00%, 01/15/31 ..... 4,310 4,581,220
Series 2024A, GO, 5.00%, 01/15/31 ..... 5,000 5,626,242
Series 2020A, GO, 5.00%, 01/15/31 ..... 2,145 2,369,532
Series 2023B, GO, 5.00%, 08/01/31 ..... 1,000 1,133,686
Series 2022D, GO, 5.00%, 09/15/31 ..... 635 721,048
Series 2022E, GO, 5.00%, 11/15/31 ..... 2,750 3,129,521
Series F, GO, 5.00%, 11/15/31 ......... 4,945 5,032,411
Series 2021A, GO, 3.00%, 01/15/32 ..... 3,970 3,887,837
Series 2024A, GO, 5.00%, 01/15/32 ..... 5,000 5,702,282
Series 2015B, GO, 5.00%, 06/15/32 ..... 2,265 2,287,637
Series 2023B, GO, 5.00%, 08/01/32 ..... 1,000 1,148,266
Series 2024E, GO, 5.00%, 09/01/32 ..... 32,735 37,626,332
Series F, GO, 5.00%, 11/15/32 ......... 2,000 2,035,444
Series 2021A, GO, 3.00%,  01/15/33 ..... 6,970 6,852,576
Series 2022A, GO, 4.00%, 01/15/33 ..... 16,155 17,196,813
Series 2020A, GO, 4.00%, 01/15/33 ..... 3,000 3,141,000
Series A, GO, 5.00%, 04/15/33 ........ 1,660 1,727,581
Series 2015B, GO, 4.00%, 06/15/33 ..... 27,000 27,085,482
Series 2023B, GO, 5.00%, 08/01/33 ..... 1,000 1,162,316
Series 2024E, GO, 5.00%, 09/01/33 ..... 15,745 18,318,593
Series E, GO, 5.00%, 10/15/33 ........ 4,170 4,310,609
Series 2021A, GO, 3.00%, 01/15/34 ..... 4,000 3,871,222
Series 2022A, GO, 4.00%, 01/15/34 ..... 1,500 1,589,634
Series 2019A, GO, 5.00%, 04/15/34 ..... 3,675 3,972,596
Series A, GO, 5.00%, 04/15/34 ........ 7,000 7,274,088
Series F, GO, 5.00%, 11/15/34 ......... 2,000 2,035,121
Series 2022A, GO, 4.00%, 01/15/35 ..... 5,205 5,490,028
Series 2020A, GO, 4.00%, 01/15/35 ..... 5,500 5,724,182
Series 2019A, GO, 5.00%, 04/15/35 ..... 3,000 3,233,838
Series A, GO, 5.00%, 04/15/35 ........ 6,000 6,221,384
Series 2022F, GO, 5.00%, 11/15/35 ..... 1,640 1,867,218
Series 2021A, GO, 3.00%, 01/15/36 ..... 3,000 2,856,667
Series 2022B, GO, 4.00%, 01/15/36 ..... 3,000 3,148,044
Series 2020A, GO, 4.00%, 01/15/36 ..... 4,000 4,147,106
Series 2024A, GO, 5.00%,  01/15/36 ..... 3,150 3,634,462
Series 2019A, GO, 5.00%, 04/15/36 ..... 2,300 2,472,698
Series 2020A, GO, 4.00%, 01/15/37 ..... 2,000 2,066,092
Series 2022F, GO, 5.00%, 11/15/37 ..... 1,000 1,127,801
Series 2021A, GO, 3.00%, 01/15/38 ..... 5,000 4,646,641
Series 2022B, GO, 4.00%, 01/15/38 ..... 12,235 12,710,999
Series 2021A, GO, 3.00%, 01/15/39 ..... 1,000 916,725
Series 2020A, GO, 3.00%, 01/15/39 ..... 2,000 1,838,105
Series 2024B, GO, 5.00%, 01/15/39 ..... 3,000 3,410,926
Series 2021A, GO, 3.00%, 01/15/40 ..... 5,000 4,542,290
Series 2022B, GO, 3.00%, 01/15/40 ..... 16,250 14,762,444
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series 2021B, GO, 3.00%, 06/01/40 ..... USD 5,425 $ 4,916,819
Series 2022F, GO, 5.00%, 11/15/40 ..... 1,950 2,175,026
Series 2024B, GO, 4.00%, 01/15/41 ..... 7,750 7,925,399
Series 2024B, GO, 4.00%, 01/15/42 ..... 8,110 8,250,716
Series 2024G, GO, 3.00%, 11/15/42 ..... 4,400 4,017,442
Series 2024B, GO, 4.00%, 01/15/43 ..... 5,000 5,058,832
Series 2024G, GO, 3.00%, 11/15/43 ..... 1,120 1,018,393
State of Connecticut Clean Water Fund - State
Revolving Fund
Series A, RB, 5.00%, 05/01/30 ......... 1,590 1,672,664
Series 2019A, RB, 5.00%, 02/01/36 ..... 14,215 15,390,998
State of Connecticut Special Tax
Series 2021A, RB, 5.00%, 05/01/25 ..... 880 886,907
Series B, RB, 5.00%, 09/01/25 ......... 5,090 5,090,714
Series A, RB, 5.00%, 09/01/25 ......... 5,000 5,000,701
Series 2018B, RB, 5.00%,  10/01/25 ..... 1,500 1,525,066
Series 2020A, RB, 5.00%, 05/01/26 ..... 3,000 3,084,333
Series 2024B, RB, 5.00%, 07/01/26
(c)
.... 13,335 13,747,277
Series 2023B, RB, 5.00%, 07/01/26 ..... 19,720 20,347,774
Series A, RB, 5.00%,  08/01/26 ......... 2,200 2,228,222
Series 2018A, RB, 5.00%, 01/01/27 ..... 8,000 8,374,314
Series A, RB, 5.00%, 08/01/27 ......... 5,050 5,116,577
Series A, RB, 5.00%, 09/01/27 ......... 1,575 1,575,221
Series 2021D, RB, 5.00%, 11/01/27 ..... 4,520 4,819,083
Series A, RB, 5.00%, 08/01/28 ......... 1,000 1,013,134
Series A, RB, 5.00%, 09/01/28 ......... 1,000 1,000,140
Series 2021D, RB, 5.00%, 11/01/28 ..... 3,550 3,854,723
Series A, RB, 5.00%, 09/01/29 ......... 4,000 4,135,456
Series 2020A, RB, 5.00%, 05/01/30 ..... 5,000 5,565,421
Series 2024A-1, RB, 5.00%, 07/01/30
(c)
... 7,500 8,363,608
Series 2024B, RB, 5.00%, 07/01/30
(c)
.... 2,000 2,230,295
Series 2018B, RB, 5.00%, 10/01/30 ..... 10,000 10,797,008
Series 2024A-1, RB, 5.00%, 07/01/31
(c)
... 4,400 4,978,958
Series A, RB, 5.00%, 09/01/31 ......... 1,000 1,000,140
Series 2018B, RB, 5.00%, 10/01/31 ..... 14,605 15,733,346
Series 2021A, RB, 5.00%, 05/01/32 ..... 5,775 6,494,132
Series A, RB, 5.00%, 08/01/32 ......... 1,200 1,214,102
Series A, RB, 5.00%, 09/01/32 ......... 7,640 7,641,071
Series 2020A, RB, 5.00%, 05/01/33 ..... 4,000 4,411,260
Series A, RB, 5.00%, 08/01/33 ......... 1,000 1,011,555
Series A, RB, 5.00%,  09/01/33 ......... 1,000 1,031,631
Series 2018B, RB, 5.00%, 10/01/33 ..... 5,020 5,377,625
Series 2018A, RB, 5.00%, 01/01/34 ..... 18,000 19,021,532
Series 2020A, RB, 5.00%, 05/01/34 ..... 5,000 5,493,712
Series 2021A, RB, 5.00%,  05/01/34 ..... 4,000 4,468,627
Series A, RB, 5.00%, 09/01/34 ......... 9,500 9,793,380
Series 2021A, RB, 5.00%, 05/01/35 ..... 3,250 3,615,965
Series 2020A, RB, 5.00%, 05/01/35 ..... 5,565 6,094,708
Series 2018B, RB, 5.00%, 10/01/35 ..... 1,500 1,598,321
Series 2020A, RB, 4.00%, 05/01/36 ..... 1,950 2,024,155
Series 2021A, RB, 4.00%, 05/01/36 ..... 1,245 1,300,036
Series 2022A, RB, 5.00%, 07/01/36 ..... 3,950 4,489,943
Series A, RB, 4.00%, 09/01/36 ......... 10,000 10,004,270
Series 2018A, RB, 5.00%, 01/01/37 ..... 2,000 2,104,189
Series 2021A, RB, 4.00%, 05/01/37 ..... 2,350 2,442,734
Series 2020A, RB, 5.00%, 05/01/37 ..... 3,485 3,792,842
Series 2020A, RB, 5.00%, 05/01/38 ..... 4,960 5,384,534
Series 2018B, RB, 5.00%, 10/01/38 ..... 1,500 1,591,406
Series 2021A, RB, 4.00%, 05/01/39 ..... 3,500 3,596,704
Series 2020A, RB, 4.00%, 05/01/39 (BAM-
TCRS) ....................... 7,750 7,938,749
Series 2020A, RB, 4.00%, 05/01/39 ..... 11,575 11,845,424
Series 2021D, RB, 4.00%, 11/01/39 ..... 4,545 4,676,221
Series 2021A, RB, 4.00%, 05/01/40 ..... 5,000 5,108,662

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series 2022A, RB, 5.25%, 07/01/43 ..... USD 2,500 $ 2,818,410
910,026,559
Delaware — 0.5%
Delaware Transportation Authority
Series 2020, RB, 5.00%, 07/01/30 ...... 5,000 5,615,998
Series 2020, RB, 5.00%, 09/01/33 ...... 1,250 1,387,092
Series 2022, RB, 5.00%, 07/01/36 ...... 2,250 2,566,772
Series 2015, RB, 5.00%,  06/01/55 ...... 14,435 14,503,360
State of Delaware
Series 2017A, GO, 5.00%, 01/01/26 ..... 3,090 3,162,622
Series 2022, GO, 5.00%, 03/01/26 ...... 3,855 3,960,748
Series 2017A, GO, 5.00%, 01/01/27 ..... 1,270 1,332,583
Series 2021, GO, 5.00%, 02/01/27 ...... 2,470 2,596,676
Series 2020A, GO, 5.00%, 01/01/28 ..... 2,150 2,306,255
Series 2017A, GO, 5.00%, 01/01/28 ..... 2,025 2,172,171
Series 2019, GO, 5.00%, 02/01/28 ...... 4,495 4,829,933
Series 2018A, GO, 5.00%, 02/01/28 ..... 2,215 2,380,045
Series 2022, GO, 5.00%, 03/01/28 ...... 5,465 5,882,255
Series 2021, GO, 5.00%, 02/01/29 ...... 2,000 2,189,908
Series 2022, GO, 5.00%, 03/01/29 ...... 3,005 3,295,522
Series 2020A, GO, 5.00%,  01/01/30 ..... 2,240 2,495,599
Series 2023A, GO, 5.00%, 05/01/30 ..... 8,955 10,034,673
Series 2021, GO, 5.00%, 02/01/31 ...... 2,630 2,985,178
Series 2022, GO, 5.00%, 03/01/31 ...... 6,590 7,489,378
Series 2023A, GO, 5.00%, 05/01/31 ..... 17,035 19,408,451
Series 2021, GO, 4.00%, 02/01/32 ...... 9,365 9,971,679
Series 2018A, GO, 5.00%, 02/01/34 ..... 5,000 5,312,177
Series 2018A, GO, 5.00%, 02/01/35 ..... 9,210 9,766,795
Series 2018A, GO, 5.00%, 02/01/36 ..... 6,745 7,143,459
Series 2018A, GO, 5.00%, 02/01/37 ..... 6,245 6,604,537
Series 2023A, GO, 5.00%, 05/01/37 ..... 2,690 3,107,063
Series 2018A, GO, 5.00%, 02/01/38 ..... 4,000 4,224,770
Series 2023A, GO, 5.00%, 05/01/39 ..... 8,000 9,142,302
Series 2023A, GO, 4.00%, 05/01/40 ..... 13,420 13,983,542
Series 2023A, GO, 4.00%, 05/01/42 ..... 15,000 15,539,418
Series 2023A, GO, 4.00%, 05/01/43 ..... 4,655 4,824,415
University of Delaware
Series 2024B, RB, VRDN ( Bank of America
NA SBPA), 3.20%, 12/03/24
(b)
....... 6,275 6,275,000
Series 2013C, RB, VRDN (TD Bank NA
SBPA), 3.15%, 12/03/24
(b)
.......... 15,400 15,400,000
Series 2015, RB, 5.00%, 11/01/45 ...... 12,625 12,723,691
224,614,067
District of Columbia — 1.9%
District of Columbia
Series 2021E, GO, 5.00%, 02/01/26 ..... 15,580 15,974,726
Series 2015A, GO, 5.00%, 06/01/26 ..... 1,250 1,263,124
Series 2015B, GO, 5.00%, 06/01/26 ..... 2,000 2,020,998
Series D, GO, 5.00%, 06/01/26 ........ 4,000 4,127,671
Series 2023B, GO, 5.00%, 06/01/27 ..... 2,500 2,644,866
Series 2017D, GO, 5.00%, 06/01/27 ..... 4,060 4,295,263
Series 2019A, GO, 5.00%, 10/15/27 ..... 2,000 2,133,669
Series 2021E, GO, 5.00%, 02/01/28 ..... 1,495 1,604,981
Series 2019A, GO, 5.00%, 10/15/28 ..... 2,045 2,225,750
Series 2024C, GO, 5.00%, 12/01/28 ..... 1,500 1,636,666
Series 2023B, GO, 5.00%, 06/01/29 ..... 5,010 5,513,664
Series 2019A, GO, 5.00%, 10/15/29 ..... 3,575 3,911,511
Series 2021D, GO, 5.00%, 02/01/30 ..... 2,200 2,450,080
Series 2023B, GO, 5.00%, 06/01/30 ..... 4,000 4,477,863
Series 2024C, GO, 5.00%, 12/01/30 ..... 1,250 1,410,794
Series 2017A, GO, 5.00%, 06/01/32 ..... 2,000 2,097,463
Series 2024B, GO, 5.00%, 08/01/32 ..... 19,715 22,740,795
Series 2019A, GO, 5.00%, 10/15/32 ..... 13,490 14,660,658
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Series 2021D, GO, 5.00%, 02/01/33 ..... USD 2,300 $ 2,584,729
Series 2024B, GO, 5.00%, 08/01/33 ..... 10,000 11,681,639
Series 2019A, GO, 5.00%, 10/15/33 ..... 5,000 5,418,065
Series 2020, RB, 5.00%, 12/01/33 ...... 6,000 6,520,766
Series 2023A, GO, 5.00%, 01/01/34 ..... 1,040 1,202,322
Series 2017A, GO, 5.00%, 06/01/34 ..... 2,500 2,616,797
Series 2020, RB, 5.00%, 12/01/34 ...... 2,450 2,653,951
Series 2023A, GO, 5.00%, 01/01/35 ..... 500 575,913
Series D, GO, 5.00%, 06/01/35 ........ 2,150 2,221,196
Series 2023A, GO, 5.00%, 01/01/36 ..... 3,350 3,839,783
Series 2017D, GO, 5.00%, 06/01/36 ..... 2,650 2,767,355
Series 2023A, GO, 5.00%, 01/01/37 ..... 1,000 1,142,515
Series 2021E, GO, 4.00%, 02/01/37 ..... 1,835 1,906,206
Series 2017A, GO, 4.00%, 06/01/37 ..... 3,060 3,108,455
Series 2017A, GO, 5.00%, 06/01/37 ..... 3,720 3,875,518
Series 2019A, GO, 5.00%, 10/15/37 ..... 5,000 5,369,497
Series 2023A, GO, 5.00%, 01/01/38 ..... 1,000 1,137,576
Series 2024A, GO, 5.00%, 08/01/39 ..... 1,250 1,443,385
Series 2024A, GO, 5.00%,  08/01/40 ..... 1,000 1,146,263
Series 2019A, GO, 5.00%, 10/15/40 ..... 4,665 4,981,548
Series 2023A, GO, 5.00%, 01/01/41 ..... 1,000 1,120,428
Series 2021D, GO, 5.00%, 02/01/41 ..... 1,725 1,877,797
Series 2016A, GO, 5.00%, 06/01/41 ..... 15,570 15,851,979
Series D, GO, 5.00%, 06/01/41 ........ 7,805 7,998,065
Series 2023A, GO, 5.00%, 01/01/42 ..... 2,000 2,231,750
Series 2023A, GO, 5.00%, 01/01/43 ..... 13,000 14,455,395
Series 2018A, GO, 5.00%, 06/01/43 ..... 3,950 4,139,420
Series 2019A, GO, 5.00%, 10/15/44 ..... 29,090 30,798,793
Series 2023A, GO, 5.25%, 01/01/48 ..... 17,790 19,717,239
District of Columbia Income Tax
Series 2020B, RB, 5.00%, 10/01/25 ..... 33,905 34,510,859
Series 2019C, RB, 5.00%, 10/01/25 ..... 1,210 1,231,622
Series 2019C, RB, 5.00%, 10/01/26 ..... 2,270 2,366,424
Series 2022C, RB, 5.00%, 12/01/26 ..... 3,585 3,750,219
Series 2020B, RB, 5.00%, 10/01/27 ..... 11,885 12,668,130
Series 2019C, RB, 5.00%, 10/01/27 ..... 2,190 2,334,304
Series 2022C, RB, 5.00%, 12/01/27 ..... 2,015 2,155,905
Series 2022C, RB, 5.00%, 12/01/28 ..... 2,750 3,000,554
Series 2019A, RB, 5.00%, 03/01/29 ..... 2,000 2,190,827
Series 2019C, RB, 5.00%,  10/01/29 ..... 5,160 5,713,032
Series 2022C, RB, 5.00%, 12/01/29 ..... 7,000 7,773,579
Series 2022C, RB, 5.00%, 12/01/30 ..... 8,500 9,593,399
Series 2020B, RB, 5.00%, 10/01/31 ..... 8,000 9,132,205
Series 2022C, RB, 5.00%, 12/01/31 ..... 15,590 17,837,261
Series 2019A, RB, 5.00%, 03/01/32 ..... 1,500 1,643,070
Series 2022C, RB, 5.00%, 12/01/32 ..... 5,125 5,936,395
Series 2019A, RB, 5.00%, 03/01/33 ..... 4,010 4,375,414
Series 2022A, RB, 5.00%, 07/01/33 ..... 2,075 2,384,038
Series 2023C, RB, 5.00%, 10/01/33 ..... 1,000 1,170,548
Series 2019A, RB, 5.00%, 03/01/34 ..... 7,040 7,670,705
Series 2019A, RB, 5.00%, 03/01/35 ..... 6,355 6,908,573
Series 2020A, RB, 5.00%, 03/01/35 ..... 1,065 1,170,599
Series 2022A, RB, 5.00%, 07/01/35 ..... 2,125 2,423,236
Series 2019A, RB, 5.00%, 03/01/36 ..... 2,000 2,167,333
Series 2024A, RB, 5.00%, 10/01/36 ..... 4,000 4,681,067
Series 2019A, RB, 4.00%, 03/01/37 ..... 2,000 2,047,712
Series 2024A, RB, 5.00%, 10/01/37 ..... 3,530 4,113,278
Series 2022C, RB, 5.00%, 12/01/37 ..... 5,000 5,679,182
Series 2020C, RB, 4.00%, 05/01/38 ..... 2,605 2,683,637
Series 2023A, RB, 5.00%, 05/01/38 ..... 3,000 3,423,539
Series 2023A, RB, 5.00%, 05/01/39 ..... 1,000 1,137,224
Series 2022A, RB, 5.00%, 07/01/39 ..... 3,420 3,836,130
Series 2019A, RB, 4.00%, 03/01/40 ..... 4,370 4,408,803
Series 2020A, RB, 3.00%, 03/01/41 ..... 6,000 5,438,477
Series 2023A, RB, 5.00%, 05/01/41 ..... 11,865 13,339,608

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Series 2023A, RB, 5.00%, 05/01/42 ..... USD 4,520 $ 5,063,287
Series 2023A, RB, 5.00%, 05/01/43 ..... 13,750 15,346,232
Series 2019A, RB, 4.00%, 03/01/44 ..... 2,000 2,004,252
Series 2020C, RB, 4.00%, 05/01/45 ..... 2,210 2,216,956
Series 2022A, RB, 5.50%, 07/01/47 ..... 30,000 33,754,203
Series 2023A, RB, 5.25%, 05/01/48 ..... 4,870 5,416,055
District of Columbia Water & Sewer Authority
Series A, RB, 5.00%, 10/01/25 ......... 2,120 2,157,181
Series 2024A, RB, 5.00%, 10/01/33 ..... 7,350 8,578,496
Series 2016A, RB, 5.00%, 10/01/36 ..... 8,520 8,698,224
Series 2024A, RB, 5.00%, 10/01/36 ..... 7,500 8,742,236
Series 2024A, RB, 5.00%, 10/01/38 ..... 12,000 13,872,112
Series 2024A, RB, 5.00%, 10/01/40 ..... 2,740 3,136,705
Series 2024A, RB, 5.00%, 10/01/41 ..... 4,000 4,557,323
Series 2024A, RB, 5.00%,  10/01/42 ..... 2,750 3,115,308
Series B, RB, 5.25%, 10/01/44 ......... 2,000 2,022,759
Series 2018A, RB, 5.00%, 10/01/49 ..... 23,715 24,619,206
Series 2018B, RB, 5.00%, 10/01/49 ..... 14,425 14,974,996
Series A, RB, 5.00%, 10/01/52 ......... 3,000 3,076,321
Metropolitan Washington Airports Authority
Dulles Toll Road
Series 2009B, RB, 0.00%, 10/01/33 (AGC)
(a)
5,000 3,698,576
Series 2009B, RB, 0.00%, 10/01/35 (AGC)
(a)
13,940 9,474,268
Series 2010A, RB, 0.00%, 10/01/37
(a)
.... 4,000 2,220,658
Series 2019B, RB, 4.00%, 10/01/44 ..... 5,250 5,129,467
Series 2019A, RB, 5.00%, 10/01/44 ..... 1,000 1,050,856
Series 2019B, RB, 5.00%, 10/01/47 ..... 1,000 1,037,103
Series 2019B, RB, 4.00%,  10/01/49 ..... 5,250 4,999,441
Series 2019B, RB, 4.00%, 10/01/53 (AGM) 3,000 2,921,004
Series 2019B, RB, 4.00%, 10/01/53 ..... 5,000 4,683,994
Washington Metropolitan Area Transit Authority
Series 2021A, RB, 5.00%,  07/15/25 ..... 1,000 1,012,392
Series 2020A, RB, 5.00%, 07/15/26 ..... 3,360 3,479,098
Series 2021A, RB, 5.00%, 07/15/27 ..... 500 529,637
Series 2017B, RB, 5.00%, 07/01/29 ..... 1,470 1,543,439
Series 2021A, RB, 4.00%, 07/15/35 ..... 1,500 1,572,188
Series 2023A, RB, 5.00%, 07/15/35 ..... 1,100 1,259,813
Series 2017B, RB, 5.00%, 07/01/36 ..... 1,700 1,773,621
Series 2020A, RB, 5.00%, 07/15/36 ..... 11,730 12,853,137
Series 2020A, RB, 5.00%, 07/15/37 ..... 2,765 3,021,374
Series 2023A, RB, 5.00%, 07/15/37 ..... 1,000 1,137,004
Series 2020A, RB, 5.00%, 07/15/38 ..... 2,000 2,182,441
Series 2021A, RB, 4.00%, 07/15/39 ..... 4,000 4,104,869
Series 2020A, RB, 4.00%, 07/15/40 ..... 8,000 8,138,004
Series 2023A, RB, 5.00%, 07/15/40 ..... 1,500 1,672,526
Series 2023A, RB, 5.00%, 07/15/42 ..... 5,655 6,250,885
Series 2018, RB, 5.00%, 07/01/43 ...... 5,000 5,168,948
Series 2021A, RB, 3.00%, 07/15/43 ..... 10,000 8,703,444
Series 2021A, RB, 4.00%, 07/15/43 ..... 16,820 16,983,463
Series 2023A, RB, 5.00%, 07/15/43 ..... 1,050 1,155,497
Series 2020A, RB, 5.00%, 07/15/45 ..... 2,000 2,130,430
Series 2023A, RB, 5.00%, 07/15/45 ..... 1,000 1,092,726
Series 2021A, RB, 5.00%, 07/15/46 ..... 2,250 2,412,094
Series 2023A, RB, 5.00%, 07/15/48 ..... 5,000 5,415,369
Series 2023A, RB, 5.25%, 07/15/53 ..... 12,000 13,204,327
Series 2024A, RB, 5.00%, 07/15/54 ..... 5,000 5,428,789
Series 2024A, RB, 5.00%, 07/15/56 ..... 7,500 8,143,183
Series 2024A, RB, 5.25%, 07/15/59 ..... 13,750 15,167,621
792,575,313
Florida — 2.0%
Broward County, Series 2019A, RB,
5.00%, 10/01/40 ................. 5,290 5,694,562
Central Florida Expressway Authority
Series 2016B, RB, 5.00%, 07/01/26 ..... 4,110 4,244,706
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2021, RB, 5.00%, 07/01/26 (AGM) . USD 510 $ 527,356
Series 2021, RB, 5.00%, 07/01/27 (AGM) . 10,450 11,036,183
Series 2016B, RB, 5.00%, 07/01/28 ..... 3,505 3,620,622
Series 2021, RB, 5.00%, 07/01/28 (AGM) . 1,000 1,077,314
Series 2021, RB, 5.00%, 07/01/30 (AGM) . 1,000 1,113,365
Series 2016B, RB, 4.00%, 07/01/31 ..... 1,050 1,059,309
Series 2021, RB, 5.00%, 07/01/32 (AGM) . 725 819,746
Series 2016B, RB, 5.00%, 07/01/34 ..... 1,000 1,034,539
Series 2021, RB, 4.00%, 07/01/35 (AGM) . 500 521,957
Series 2024B, RB, 5.00%, 07/01/35 (AGC) 10,000 11,496,903
Series 2021, RB, 2.13%, 07/01/36 (AGM) . 1,000 805,980
Series 2016B, RB, 4.00%, 07/01/36 ..... 2,000 2,011,188
Series 2021, RB, 4.00%, 07/01/37 (AGM) . 3,440 3,563,811
Series 2018, RB, 5.00%, 07/01/37 ...... 2,025 2,143,723
Series 2021, RB, 4.00%,  07/01/38 (AGM) . 1,000 1,030,273
Series 2018, RB, 5.00%, 07/01/38 ...... 3,325 3,516,737
Series 2017, RB, 5.00%, 07/01/38 ...... 5,845 6,086,771
Series 2017, RB, 5.00%, 07/01/39 ...... 1,250 1,300,877
Series 2018, RB, 5.00%,  07/01/39 ...... 4,380 4,624,920
Series 2018, RB, 5.00%, 07/01/40 ...... 3,000 3,162,706
Series 2017, RB, 4.00%, 07/01/41 ...... 2,775 2,782,728
Series 2018, RB, 5.00%, 07/01/43 ...... 2,000 2,097,703
Series 2019B, RB, 5.00%, 07/01/44 ..... 2,500 2,642,327
Series 2019B, RB, 5.00%, 07/01/49 ..... 2,500 2,628,470
Series 2024A, RB, 5.00%, 07/01/49 (AGC) 9,250 10,068,395
Series 2024A, RB, 5.00%, 07/01/54 (AGC) 4,000 4,325,590
City of Fort Lauderdale, Series 2023B, RB,
5.50%, 09/01/53 ................. 3,825 4,311,456
City of Gainesville Utilities System
Series 2017A, RB, 5.00%, 10/01/37 ..... 1,000 1,048,498
Series 2019A, RB, 5.00%, 10/01/44 ..... 1,500 1,597,021
City of Jacksonville
Series 2024, RB, 5.00%, 10/01/49 ...... 3,000 3,273,627
Series 2024, RB, 5.25%, 10/01/54 ...... 10,000 11,110,422
City of Tampa Water & Wastewater System
Series 2020A, RB, 4.00%, 10/01/44 ..... 1,000 1,009,120
Series 2024, RB, 5.00%, 10/01/47 ...... 4,890 5,455,237
Series 2020A, RB, 5.00%, 10/01/50 ..... 12,000 12,908,665
Series 2020A, RB, 5.00%, 10/01/54 ..... 4,205 4,458,249
Series 2024, RB, 5.00%, 10/01/54 ...... 19,000 20,855,033
County of Hillsborough Utility, Series 2016, RB,
3.00%, 08/01/41 ................. 4,945 4,402,878
County of Miami-Dade
Series 2020A, RB, 5.00%, 10/01/31 ..... 2,000 2,220,977
Series 2016, RB, 5.00%, 10/01/35 ...... 2,000 2,050,843
Series 2024B, RB, 5.00%, 10/01/37 ..... 3,750 4,284,318
Series 2016A, GO, 5.00%, 07/01/38 ..... 2,000 2,048,736
Series 2016A, GO, 4.00%, 07/01/39 ..... 5,000 5,075,583
Series 2020A, RB, 4.00%, 10/01/41 ..... 4,950 4,979,181
Series A, RB, 5.00%, 10/01/41 ......... 30,050 30,560,318
Series 2014A, GO, 4.00%, 07/01/42 ..... 2,000 2,001,700
Series 2015D, GO, 5.00%, 07/01/45 ..... 8,505 8,671,462
Series 2024A, RB, 5.00%, 04/01/51 ..... 2,980 3,226,369
Series 2021A, GO, 5.00%, 07/01/51 ..... 13,350 14,524,564
Series 2024A, RB, 5.00%, 04/01/54 ..... 16,705 18,012,903
County of Miami-Dade Transit System
Series 2019, RB, 4.00%, 07/01/39 ...... 2,000 2,041,323
Series 2018, RB, 5.00%,  07/01/43 ...... 2,000 2,103,893
Series 2022, RB, 5.00%, 07/01/43 ...... 15,000 16,512,988
Series 2022, RB, 5.00%, 07/01/46 ...... 5,780 6,269,742
Series 2018, RB, 4.00%, 07/01/48 ...... 5,215 5,174,637
Series 2020A, RB, 4.00%, 07/01/49 ..... 3,500 3,468,901
Series 2020A, RB, 4.00%, 07/01/50 ..... 5,000 4,941,736
Series 2022, RB, 5.00%, 07/01/52 ...... 8,445 9,043,139

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
County of Miami-Dade Water & Sewer System
Series 2015, RB, 5.00%, 10/01/25 ...... USD 2,840 $ 2,887,458
Series 2017B, RB, 5.00%, 10/01/27 ..... 1,010 1,073,453
Series 2017B, RB, 4.00%, 10/01/35 ..... 7,600 7,761,872
Series 2017B, RB, 4.00%, 10/01/37 ..... 6,500 6,622,410
Series 2017A, RB, 4.00%, 10/01/38 ..... 18,605 18,919,949
Series 2021, RB, 4.00%, 10/01/39 ...... 1,000 1,025,411
Series 2021, RB, 4.00%, 10/01/41 ...... 1,000 1,010,901
Series 2017A, RB, 4.00%, 10/01/44 ..... 3,235 3,241,177
Series 2019B, RB, 4.00%, 10/01/44 ..... 2,345 2,352,422
Series 2021, RB, 4.00%, 10/01/46 ...... 5,050 5,051,680
RB, 4.00%, 10/01/48 ............... 2,000 1,999,058
Series 2019B, RB, 4.00%, 10/01/49 ..... 7,000 6,943,205
Series 2024A, RB, 5.00%, 10/01/49 ..... 24,065 26,245,857
Series 2021, RB, 4.00%, 10/01/51 ...... 2,000 1,971,459
Series 2024A, RB, 5.25%, 10/01/54 ..... 3,500 3,877,995
Florida Department of Management Services,
Series 2018A, COP, 5.00%, 11/01/28 .... 1,750 1,892,164
Florida Municipal Power Agency
Series 2016A, RB, 5.00%, 10/01/29 ..... 5,360 5,533,793
Series 2016A, RB, 5.00%, 10/01/30 ..... 2,500 2,577,907
Series 2016A, RB, 5.00%, 10/01/31 ..... 830 855,118
Hillsborough County Aviation Authority
Series 2015A, RB, 5.00%, 10/01/44 ..... 1,000 1,000,275
Series 2022B, RB, 5.00%, 10/01/47 ..... 2,000 2,146,418
Series 2018F, RB, 5.00%, 10/01/48 ..... 7,000 7,266,976
JEA Electric System
Series 2024A-3, RB, 5.00%, 10/01/32 (AGC) 1,240 1,424,939
Series 2024A-3, RB, 5.00%, 10/01/34 (AGC) 2,975 3,493,011
Series 2024A, RB, 5.00%, 10/01/35 ..... 1,000 1,169,829
Series 2024A, RB, 5.00%,  10/01/36 ..... 3,000 3,503,780
Series 2024A-3, RB, 5.00%, 10/01/36 (AGC) 3,225 3,754,652
Series 2024A-3, RB, 5.00%, 10/01/37 (AGC) 4,500 5,198,490
JEA Water & Sewer System
Series 2017A, RB, 5.00%, 10/01/27 ..... 4,070 4,331,423
Series 2008B-1, RB, VRDN (Bank of America
NA SBPA), 2.99%, 12/04/24
(b)
....... 13,940 13,940,000
Series 2008B, RB, VRDN (JPMorgan Chase
Bank NA SBPA), 2.80%, 12/04/24
(b)
... 12,800 12,800,000
Series 2024A, RB, 5.25%, 10/01/49 ..... 19,835 21,998,284
Series 2024A, RB, 5.50%, 10/01/54 ..... 1,000 1,124,077
Miami Beach Redevelopment Agency, Series A,
5.00%, 02/01/40 (AGM) ............ 1,000 1,002,244
Miami-Dade County Educational Facilities
Authority
Series 2024A, RB, 5.00%, 04/01/37 ..... 13,650 15,646,857
Series 2015A, RB, 5.00%, 04/01/40 ..... 6,000 6,035,809
Series 2024A, RB, 5.00%, 04/01/41 ..... 17,500 19,571,804
Series 2024A, RB, 5.00%, 04/01/42 ..... 13,665 15,206,639
Series 2015A, RB, 5.00%, 04/01/45 ..... 4,000 4,023,873
Series 2024A, RB, 5.00%, 04/01/45 ..... 5,000 5,500,344
Series 2024A, RB, 5.25%, 04/01/47 ..... 5,700 6,351,226
Miami-Dade County Expressway Authority
Series 2014B, RB, 5.00%, 07/01/26 ..... 1,020 1,023,843
Series A, RB, 5.00%, 07/01/35 (AGM) .... 975 978,429
Series 2014A, RB, 5.00%, 07/01/39 ..... 2,830 2,831,883
Mid-Bay Bridge Authority
Series A, RB, 5.00%, 10/01/35 ......... 1,000 1,009,011
Series A, RB, 5.00%, 10/01/40 ......... 3,000 3,016,666
Orange County Convention Center, Series
2016B, RB, 4.00%, 10/01/36 ......... 2,070 2,073,998
Orange County School Board
Series 2024A, COP, 5.00%, 08/01/33 .... 6,500 7,405,786
Series 2016C, COP, 5.00%, 08/01/34 .... 2,500 2,589,332
Security
Par (000)
Par (000) Value
Florida (continued)
Orlando Utilities Commission
Series 2013A, RB, 5.00%, 10/01/25 ..... USD 3,045 $ 3,095,380
Series 2024B, RB, 5.00%, 10/01/38 ..... 2,000 2,306,716
Series 2015B, RB, VRDN (TD Bank NA
SBPA), 3.14%, 12/04/24
(b)
.......... 15,000 15,000,000
Series 2021A, RB, 4.00%, 10/01/39 ..... 4,685 4,801,376
Series 2024B, RB, 5.00%,  10/01/39 ..... 3,000 3,441,147
Series 2021A, RB, 4.00%, 10/01/40 ..... 4,000 4,084,886
Series 2024A, RB, 5.00%, 10/01/50 ..... 5,000 5,465,464
Palm Beach County School District
Series 2017A, COP, 5.00%, 08/01/27 .... 2,785 2,947,863
Series 2018C, COP, 5.00%, 08/01/29 .... 2,540 2,724,513
Series 2015D, COP, 5.00%, 08/01/31 .... 2,000 2,021,396
Series 2023A, COP, 5.00%, 08/01/36 .... 1,500 1,706,594
Series 2023A, COP, 5.00%, 08/01/37 .... 1,750 1,983,534
Series 2023A, COP, 5.00%, 08/01/38 .... 1,500 1,692,752
Series 2022B, COP, 5.25%, 08/01/38 .... 3,530 4,017,397
Series 2023A, COP, 5.00%, 08/01/39 .... 2,250 2,530,547
Pasco County School Board
Series 2024, RB, 5.00%,  10/01/34 ...... 5,750 6,687,192
Series 2024, RB, 5.00%, 10/01/35 ...... 11,535 13,359,598
Series 2024, RB, 5.00%, 10/01/36 ...... 9,550 11,018,546
School Board of Miami-Dade County (The)
Series 2015D, COP, 5.00%, 02/01/27 .... 2,000 2,040,641
Series 2015B, COP, 5.00%, 05/01/27 .... 2,500 2,518,549
Series 2014D, COP, 5.00%, 11/01/27 .... 3,300 3,304,592
Series 2012A, COP, 4.00%, 08/01/29 .... 1,000 1,000,817
Series 2015D, COP, 5.00%, 02/01/30 .... 2,000 2,041,101
Series 2015A, COP, 5.00%, 05/01/30 .... 1,000 1,007,213
School District of Broward County
Series C, COP, 5.00%, 07/01/26 ........ 2,025 2,091,688
Series 2019A, COP, 5.00%, 07/01/27 .... 1,750 1,847,717
Series 2020A, COP, 5.00%, 07/01/32 .... 2,000 2,207,465
Series 2020A, COP, 5.00%, 07/01/34 .... 2,000 2,198,088
South Florida Water Management District
Series 2015, COP, 5.00%, 10/01/33 ..... 1,000 1,022,989
Series 2015, COP, 5.00%, 10/01/35 ..... 5,000 5,108,381
State of Florida
Series 2024A, GO, 5.00%, 06/01/28 ..... 9,965 10,757,026
Series 2024A, GO, 5.00%, 06/01/34 ..... 5,030 5,941,737
Series 2017C, GO, 4.00%, 06/01/36 ..... 13,590 13,791,328
Series 2018A, GO, 4.00%, 07/01/37 ..... 3,725 3,803,350
Series 2018A, GO, 4.00%, 07/01/38 ..... 4,030 4,090,814
Series 2018A, GO, 4.00%, 07/01/39 ..... 4,195 4,257,660
Series 2018A, GO, 4.00%, 07/01/40 ..... 4,360 4,409,218
State of Florida Department of Transportation
Turnpike System
Series 2022C, RB, 5.00%, 07/01/47 ..... 6,395 7,009,196
Series 2018A, RB, 4.00%, 07/01/48 ..... 4,000 4,006,367
Series
2024B, RB, 4.00%, 07/01/54 ..... 15,000 14,883,592
Series 2024D, RB, 4.00%, 07/01/54
(c)
.... 20,660 20,500,104
State of Florida Lottery, Series 2016B, RB,
5.00%, 07/01/25 ................. 1,100 1,113,090
Tampa Bay Water
Series 2024A, RB, 5.00%, 10/01/46 ..... 5,000 5,559,409
Series 2024A, RB, 5.00%, 10/01/49 ..... 5,000 5,511,941
Series 2022, RB, 5.00%, 10/01/52 ...... 5,000 5,450,534
Series 2024A, RB, 5.25%, 10/01/54 ..... 2,500 2,808,043
Tampa-Hillsborough County Expressway
Authority
Series 2017B, RB, 4.00%, 07/01/42 ..... 12,725 12,728,802
Series 2017, RB, 5.00%, 07/01/47 ...... 6,210 6,359,431
840,201,251

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Georgia — 2.5%
Augusta Water & Sewer
Series 2024A, RB, 5.00%, 10/01/34 ..... USD 2,200 $ 2,564,468
Series 2024A, RB, 5.00%, 10/01/35 ..... 12,085 14,028,795
Series 2024A, RB, 5.00%, 10/01/37 ..... 3,900 4,469,447
City of Atlanta
Series 2022A-1, GO, 5.00%, 12/01/29 .... 1,000 1,109,522
Series 2022A-1, GO, 5.00%, 12/01/32 .... 1,750 2,022,989
Series 2022A-1, GO, 5.00%, 12/01/35 .... 1,750 2,004,082
Series 2022A-1, GO, 5.00%, 12/01/38 .... 2,500 2,832,148
Series 2022A-1, GO, 5.00%, 12/01/41 .... 2,000 2,230,409
City of Atlanta Airport Passenger Facility Charge
Series 2019C, RB, 5.00%, 07/01/36 ..... 2,500 2,698,535
Series 2019C, RB, 5.00%, 07/01/39 ..... 2,500 2,676,961
Series 2023D, RB, 5.00%, 07/01/44 ..... 2,000 2,204,839
City of Atlanta Department of Aviation
Series 2020A, RB, 5.00%, 07/01/25 ..... 1,735 1,754,655
Series 2020A, RB, 5.00%, 07/01/26 ..... 2,005 2,072,956
Series 2020A, RB, 5.00%, 07/01/28 ..... 2,000 2,154,629
Series 2020A, RB, 5.00%, 07/01/29 ..... 8,505 9,328,304
Series 2020A, RB, 5.00%, 07/01/30 ..... 2,000 2,230,014
Series 2023F, RB, 5.00%, 07/01/33 ..... 2,250 2,603,577
Series 2022A, RB, 5.00%, 07/01/47 ..... 1,445 1,560,878
Series 2023B-1, RB, 5.00%, 07/01/48 .... 1,000 1,091,224
Series 2019A, RB, 4.00%, 07/01/49 ..... 6,145 6,130,731
Series 2022A, RB, 4.00%, 07/01/52 ..... 3,010 2,976,244
Series 2023B-1, RB, 5.00%, 07/01/53 .... 4,000 4,333,858
City of Atlanta Water & Wastewater
Series 2015, RB, 5.00%, 11/01/28 ...... 2,000 2,016,878
Series 2015, RB, 5.00%, 11/01/31 ...... 1,755 1,769,123
Series 2024, RB, 5.00%, 11/01/31 (BAM) .. 10,000 11,368,306
Series 2015, RB, 5.00%, 11/01/32 ...... 2,230 2,247,527
Series 2024, RB, 5.00%, 11/01/32 (BAM) .. 6,250 7,194,071
Series 2015, RB, 5.00%, 11/01/33 ...... 11,680 11,778,555
Series 2024, RB, 5.00%, 11/01/33 (BAM) .. 5,500 6,407,337
Series 2015, RB, 5.00%, 11/01/34 ...... 10,005 10,089,421
Series 2018C, RB, 4.00%, 11/01/38 ..... 8,000 8,048,902
Series 2015, RB, 5.00%, 11/01/40 ...... 82,030 82,528,718
Series 2024, RB, 5.00%, 11/01/41 (BAM) .. 3,000 3,407,725
Series 2018B, RB, 5.00%, 11/01/43 ..... 4,780 5,061,798
Series 2018B, RB, 5.00%, 11/01/47 ..... 24,350 25,179,782
County of DeKalb, Series 2006B, RB,
5.25%, 10/01/32 (AGM) ............ 2,190 2,272,274
County of Fulton
Series 2013A, RB, 4.00%, 01/01/34 ..... 15,990 15,992,141
Series 2013A, RB, 4.00%, 01/01/35 ..... 6,885 6,886,006
Forsyth County Water & Sewerage Authority,
Series 2019, RB, 3.00%, 04/01/49 ...... 4,000 3,265,113
Georgia Ports Authority
Series 2022, RB, 5.00%, 07/01/26 ...... 535 553,543
Series 2022, RB, 5.00%, 07/01/27 ...... 905 958,758
Series 2022, RB, 5.00%, 07/01/29 ...... 1,500 1,651,923
Series 2022, RB, 5.00%, 07/01/31 ...... 1,015 1,152,689
Series 2022, RB, 5.00%, 07/01/33 ...... 1,500 1,719,835
Series 2022, RB, 5.00%, 07/01/35 ...... 1,000 1,140,047
Series 2022, RB, 5.00%, 07/01/38 ...... 750 846,127
Series 2021, RB, 4.00%, 07/01/39 ...... 1,000 1,023,125
Series 2021, RB, 4.00%, 07/01/40 ...... 1,000 1,019,363
Series 2022, RB, 5.00%, 07/01/41 ...... 2,250 2,502,051
Series 2021, RB, 4.00%, 07/01/42 ...... 1,000 1,014,520
Series 2022, RB, 5.00%, 07/01/42 ...... 5,865 6,483,770
Series 2021, RB, 4.00%, 07/01/43 ...... 4,750 4,812,641
Series 2022, RB, 4.00%, 07/01/47 ...... 3,125 3,150,556
Series 2022, RB, 5.00%, 07/01/47 ...... 1,000 1,089,770
Series 2021, RB, 4.00%, 07/01/51 ...... 1,750 1,757,856
Series 2022, RB, 4.00%, 07/01/52 ...... 12,360 12,425,066
Security
Par (000)
Par (000) Value
Georgia (continued)
Series 2022, RB, 5.25%, 07/01/52 ...... USD 6,750 $ 7,413,130
Georgia State Road & Tollway Authority
Series 2020, RB, 5.00%, 06/01/26 ...... 1,325 1,368,277
Series 2020, RB, 5.00%, 06/01/27 ...... 2,200 2,324,261
Series 2020, RB, 5.00%, 06/01/29 ...... 2,910 3,197,496
Series 2020, RB, 5.00%, 06/01/31 ...... 2,500 2,785,420
Series 2020, RB, 5.00%, 06/01/32 ...... 6,105 6,776,715
Series 2021A, RB, 4.00%, 07/15/41 (GTD) 5,000 5,138,630
Series 2021A, RB, 4.00%, 07/15/42 (GTD) 18,100 18,491,925
Series 2021A, RB, 4.00%, 07/15/46 (GTD) 7,170 7,237,749
Gwinnett County School District
Series 2022B, GO, 5.00%, 08/01/25 ..... 6,000 6,084,515
Series 2022B, GO, 5.00%, 08/01/26 ..... 25,010 25,969,031
Series 2015, GO, 5.00%, 02/01/31 ...... 5,580 5,649,897
Series 2015, GO, 5.00%, 02/01/34 ...... 4,995 5,053,432
Series 2021, GO, 4.00%, 02/01/37 ...... 2,000 2,093,923
Series 2019, GO, 5.00%, 02/01/38 ...... 17,010 18,290,506
Series 2019, GO, 5.00%, 02/01/39 ...... 6,165 6,606,130
Series 2019, GO, 5.00%, 02/01/40 ...... 11,710 12,517,687
Henry County School District
Series 2021, GO, 1.88%, 08/01/34 (SAW) . 18,330 15,084,014
Series 2021, GO, 1.88%, 08/01/35 (SAW) . 18,880 15,195,693
Series 2021, GO, 1.88%, 08/01/36 (SAW) . 19,305 15,199,319
Macon Water Authority
Series 2024, RB, 5.00%, 10/01/49 ...... 5,000 5,516,268
Series 2024, RB, 5.00%, 10/01/54 ...... 6,750 7,397,416
Metropolitan Atlanta Rapid Transit Authority
Series 2016B, RB, 5.00%, 07/01/35 ..... 7,750 8,027,436
Series 2024B, RB, 5.00%, 07/01/36 ..... 5,000 5,799,898
Series 2024A, RB, 5.00%, 07/01/37 ..... 5,000 5,777,463
Series 2021E-1, RB, 3.00%, 07/01/39 .... 2,500 2,253,826
Series 2017C, RB, 3.25%, 07/01/39 ..... 2,500 2,334,615
Series 2021E-1, RB, 3.00%, 07/01/40 .... 9,565 8,501,655
Series 2015B, RB, 5.00%, 07/01/45 ..... 1,745 1,782,928
Series 2024B, RB, 5.00%, 07/01/45 ..... 5,000 5,586,630
Series 2020A, RB, 3.00%, 07/01/47 ..... 2,850 2,331,869
Municipal Electric Authority of Georgia
Series 2016A, RB, 5.00%, 01/01/28 ..... 2,000 2,056,815
Series 2021A, RB, 5.00%, 01/01/34 ..... 1,575 1,750,753
Series 2024A, RB, 5.00%, 01/01/36 ..... 2,175 2,459,022
Series 2019A, RB, 4.00%, 01/01/44 (AGM) 2,000 2,003,191
Series 2019A, RB, 5.00%, 01/01/44 ..... 7,975 8,317,725
Series 2019A, RB, 4.00%, 01/01/49 ..... 1,750 1,690,865
Series 2019A, RB, 5.00%, 01/01/49 ..... 5,000 5,139,090
Series 2024A, RB, 5.25%, 01/01/49 ..... 6,925 7,609,013
Series 2024A, RB, 5.25%, 01/01/54 (BAM) 7,000 7,655,026
Series 2019A, RB, 5.00%, 01/01/56 ..... 3,000 3,072,911
Series 2015A, RB, 5.00%, 07/01/60 ..... 1,000 1,001,546
Series 2021A, RB, 5.00%, 01/01/62 (AGM) 3,335 3,460,465
Series 2019A, RB, 5.00%, 01/01/63 ..... 1,500 1,532,956
Private Colleges & Universities Authority
Series 2020B, RB, 5.00%, 09/01/25 ..... 10,710 10,870,990
Series 2022A, RB, 5.00%, 09/01/29 ..... 1,505 1,658,787
Series 2020B, RB, 5.00%, 09/01/30 ..... 5,000 5,600,288
Series 2023B, RB, 5.00%, 09/01/33 ..... 29,360 34,182,230
Series B, RB, 4.00%, 10/01/38 ......... 4,000 4,023,762
Series 2020B, RB, 4.00%, 09/01/39 ..... 1,500 1,541,682
Series 2013A, RB, 5.00%, 10/01/43 ..... 2,415 2,419,593
Series A, RB, 5.00%,  10/01/46 ......... 6,525 6,689,017
Series 2019B, RB, 5.00%, 09/01/48 ..... 2,500 2,651,523
State of Georgia
Series 2016E, GO, 5.00%, 12/01/24 ..... 1,370 1,370,000
Series 2016F, GO, 5.00%, 01/01/25 ..... 2,410 2,413,895
Series 2014A-2, GO, 5.00%, 02/01/25 .... 2,000 2,003,073
Series 2022A, GO, 5.00%, 07/01/25 ..... 1,890 1,914,133

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Georgia (continued)
Series 2019A, GO, 5.00%, 07/01/25 ..... USD 1,000 $ 1,012,769
Series 2016E, GO, 5.00%, 12/01/25 ..... 5,775 5,904,802
Series 2016A, GO, 5.00%, 02/01/26 ..... 10,685 10,961,907
Series 2021A, GO, 5.00%, 07/01/26 ..... 18,835 19,517,479
Series 2016E, GO, 5.00%, 12/01/26 ..... 11,935 12,489,789
Series 2016A, GO, 5.00%, 02/01/27 ..... 1,175 1,206,452
Series 2023A, GO, 5.00%, 07/01/27 ..... 5,000 5,301,004
Series 2021A, GO, 5.00%, 07/01/27 ..... 14,890 15,786,391
Series 2020A, GO, 5.00%, 08/01/27 ..... 7,665 8,141,686
Series 2016E, GO, 5.00%, 12/01/27 ..... 1,325 1,386,496
Series 2016F, GO, 5.00%,  01/01/28 ..... 2,805 2,942,701
Series 2018A, GO, 5.00%, 07/01/28 ..... 5,165 5,593,711
Series 2022A, GO, 5.00%, 07/01/28 ..... 8,500 9,205,526
Series 2020A, GO, 5.00%, 08/01/28 ..... 2,000 2,168,843
Series 2017C, GO, 5.00%, 07/01/29 ..... 5,500 5,823,538
Series 2018A, GO, 5.00%, 07/01/29 ..... 5,000 5,406,482
Series 2019A, GO, 5.00%, 07/01/29 ..... 1,500 1,656,086
Series 2020A, GO, 5.00%, 08/01/29 ..... 10,000 11,057,503
Series 2016A, GO, 5.00%, 02/01/30 ..... 1,030 1,057,650
Series 2017A-2, GO, 5.00%, 02/01/30 .... 11,420 11,982,936
Series 2023A, GO, 5.00%, 07/01/30 ..... 11,660 13,103,628
Series 2018A, GO, 5.00%, 07/01/30 ..... 6,775 7,300,477
Series 2023A, GO, 5.00%, 07/01/31 ..... 5,720 6,529,621
Series 2022A, GO, 5.00%, 07/01/31 ..... 2,200 2,511,393
Series 2019A, GO, 5.00%, 07/01/31 ..... 5,180 5,677,773
Series 2021A, GO, 5.00%, 07/01/31 ..... 1,570 1,792,221
Series 2020A, GO, 5.00%, 08/01/31 ..... 2,805 3,148,493
Series 2017A-2, GO, 5.00%, 02/01/32 .... 12,600 13,199,304
Series 2018A, GO, 5.00%, 07/01/32 ..... 22,925 24,567,734
Series 2023C, GO, 5.00%, 01/01/33 ..... 8,545 9,949,720
Series 2017A-2, GO, 5.00%, 02/01/33 .... 10,015 10,482,172
Series 2021A, GO, 4.00%, 07/01/34 ..... 2,010 2,150,811
Series 2020A, GO, 4.00%, 08/01/34 ..... 1,720 1,820,032
Series 2023A, GO, 5.00%, 07/01/35 ..... 9,560 11,134,128
Series 2021A, GO, 4.00%, 07/01/36 ..... 30,000 31,916,982
Series 2023A, GO, 5.00%, 07/01/36 ..... 2,215 2,570,591
Series 2021A, GO, 4.00%, 07/01/37 ..... 8,810 9,344,701
Series 2023A, GO, 5.00%, 07/01/37 ..... 7,340 8,486,864
Series 2023A, GO, 5.00%, 07/01/38 ..... 1,985 2,286,714
Series 2022A, GO, 4.00%, 07/01/40 ..... 10,000 10,489,979
Series 2023A, GO, 5.00%, 07/01/41 ..... 11,210 12,699,631
Series 2022A, GO, 4.00%, 07/01/42 ..... 10,000 10,345,277
1,026,882,684
Hawaii — 0.4%
City & County Honolulu Wastewater System
Series 2018A, RB, 4.00%, 07/01/38 ..... 3,300 3,349,952
Series A, RB, 5.00%, 07/01/40 ......... 1,000 1,010,988
Series 2024A, RB, 5.00%, 07/01/42 ..... 2,580 2,920,112
Series 2024A, RB, 5.00%, 07/01/43 ..... 2,000 2,254,425
Series 2024A, RB, 5.00%, 07/01/45 ..... 5,175 5,775,006
Series A, RB, 5.00%,  07/01/45 ......... 3,675 3,715,381
Series 2024A, RB, 5.00%, 07/01/46 ..... 9,090 10,116,646
Series 2018A, RB, 5.00%, 07/01/47 ..... 4,220 4,380,982
Series 2022A, RB, 5.00%, 07/01/47 ..... 3,000 3,271,467
Series 2024A, RB, 5.00%,  07/01/49 ..... 15,400 17,008,963
Series 2022A, RB, 5.25%, 07/01/51 ..... 2,500 2,748,259
Series 2024A, RB, 5.25%, 07/01/54 ..... 5,000 5,603,140
City & County of Honolulu
Series 2020B, GO, 5.00%, 03/01/25 ..... 1,010 1,014,874
Series 2019A, GO, 5.00%, 09/01/27 ..... 1,170 1,243,858
Series 2020B, GO, 5.00%, 03/01/28 ..... 2,120 2,276,520
Series 2020D, GO, 5.00%, 07/01/28 ..... 3,055 3,302,159
Series 2022A, GO, 5.00%, 11/01/28 ..... 2,930 3,187,430
Series 2020B, GO, 5.00%, 03/01/30 ..... 1,500 1,667,603
Security
Par (000)
Par (000) Value
Hawaii (continued)
Series C, GO, 5.00%, 10/01/30 ........ USD 5,000 $ 5,611,261
Series 2020B, GO, 5.00%, 03/01/31 ..... 2,550 2,830,307
State of Hawaii
Series 2016FB, GO, 5.00%, 04/01/25 .... 15,000 15,098,874
Series EO, GO, 5.00%, 08/01/25 ....... 5,255 5,262,533
Series 2018FT, GO, 5.00%, 01/01/26 .... 3,410 3,489,776
Series FK, GO, 5.00%, 05/01/26 ....... 1,400 1,443,880
Series EO, GO, 5.00%, 08/01/26 ....... 2,280 2,283,424
Series FH, GO, 5.00%, 10/01/26 ....... 3,975 4,133,701
Series FH, GO, 5.00%, 10/01/27 ....... 4,725 4,915,564
Series EZ, GO, 5.00%, 10/01/27 ....... 2,000 2,034,783
Series 2018FT, GO, 5.00%, 01/01/28 .... 1,000 1,070,254
Series FH, GO, 5.00%, 10/01/28 ....... 3,450 3,589,142
Series EO, GO, 5.00%, 08/01/29 ....... 720 721,014
Series 2018FT, GO, 5.00%, 01/01/30 .... 3,000 3,198,201
Series EO, GO, 5.00%, 08/01/30 ....... 1,895 1,898,601
Series 2018FT, GO, 5.00%,  01/01/31 .... 3,005 3,198,947
Series FN, GO, 5.00%, 10/01/31 ....... 1,000 1,056,459
Series 2019FW, GO, 5.00%, 01/01/33 .... 5,060 5,472,156
Series 2018FT, GO, 5.00%, 01/01/33 .... 2,000 2,118,643
Series FK, GO, 5.00%, 05/01/34 ....... 2,310 2,415,359
Series FG, GO, 4.00%, 10/01/34 ....... 7,755 7,841,669
Series 2019FW, GO, 5.00%, 01/01/35 .... 10,000 10,782,785
Series FK, GO, 4.00%, 05/01/36 ....... 2,000 2,027,539
Series FG, GO, 4.00%, 10/01/36 ....... 6,665 6,728,615
Series 2019FW, GO, 5.00%, 01/01/37 .... 2,000 2,150,235
State of Hawaii Airports System
Series 2020D, RB, 4.00%, 07/01/35 ..... 2,000 2,068,173
Series 2020D, RB, 4.00%, 07/01/38 ..... 2,000 2,047,280
180,336,940
Idaho — 0.0%
Idaho Housing & Finance Association
Series 2015A, RB, 5.00%, 07/15/26 ..... 1,030 1,065,845
Series 2021A, RB, 4.00%, 07/15/38 ..... 2,150 2,195,898
Idaho State Building Authority
Series 2024A, RB, 5.00%, 06/01/31 ..... 1,310 1,484,436
Series 2024A, RB, 5.00%, 06/01/32 ..... 3,560 4,087,644
Series 2024A, RB, 5.00%, 06/01/34 ..... 4,000 4,703,163
13,536,986
Illinois — 4.2%
Chicago Board of Education Dedicated Capital
Improvement Tax
Series 2016, RB, 5.75%, 04/01/34 ...... 1,670 1,741,797
Series 2016, RB, 6.00%, 04/01/46 ...... 1,830 1,895,775
Chicago Midway International Airport
Series 2023B, RB, 5.00%, 01/01/34 (BAM) 1,900 2,165,895
Series 2023B, RB, 5.00%, 01/01/35 (BAM) 7,000 7,944,983
Series B, RB, 5.00%, 01/01/46 ......... 2,255 2,272,228
Chicago O'Hare International Airport
Series 2024D, RB, 5.00%, 01/01/26 ..... 13,285 13,593,111
Series E, RB, 5.00%, 01/01/27 ......... 2,000 2,087,011
Series B, RB, 5.00%, 01/01/27 ......... 2,500 2,503,203
Series B, RB, 5.00%,  01/01/28 ......... 10,000 10,012,813
Series B, RB, 5.00%, 01/01/30 ......... 6,120 6,127,842
Series C, RB, 5.00%, 01/01/31 ......... 460 467,349
Series 2024D, RB, 5.00%, 01/01/31 ..... 7,500 8,355,292
Series 2024D, RB, 5.00%, 01/01/32 ..... 17,000 19,158,430
Series B, RB, 5.00%, 01/01/32 ......... 15,075 15,094,316
Series B, RB, 5.00%, 01/01/33 ......... 9,085 9,096,641
Series D, RB, 5.25%, 01/01/33 ......... 9,000 9,362,770
Series 2020A, RB, 5.00%, 01/01/34 ..... 8,045 8,713,444
Series C, RB, 5.00%, 01/01/34 ......... 1,300 1,316,270
Series B, RB, 5.00%, 01/01/34 ......... 4,175 4,274,875

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
Series D, RB, 5.25%, 01/01/34 ......... USD 5,000 $ 5,198,060
Series 2020A, RB, 4.00%, 01/01/35 ..... 4,000 4,064,607
Series 2020A, RB, 5.00%, 01/01/35 ..... 10,000 10,809,199
Series B, RB, 5.00%, 01/01/35 ......... 9,000 9,286,957
Series B, RB, 5.00%, 01/01/36 ......... 14,110 14,544,592
Series B, RB, 5.00%, 01/01/37 ......... 2,345 2,414,954
Series B, RB, 5.00%, 01/01/38 ......... 3,025 3,111,860
Series B, RB, 5.00%, 01/01/39 ......... 7,500 7,700,754
Series 2020A, RB, 4.00%, 01/01/40 (AGM) 5,000 5,019,326
Series 2022D, RB, 5.00%, 01/01/40 ..... 15,045 16,434,469
Series B, RB, 5.00%, 01/01/41 ......... 4,075 4,116,457
Series 2022D, RB, 4.00%, 01/01/42 ..... 2,000 2,002,691
Series D, RB, 5.25%, 01/01/42 ......... 9,000 9,269,755
Series 2018B, RB, 4.00%, 01/01/44 ..... 7,000 6,933,922
Series D, RB, 5.00%, 01/01/46 ......... 1,000 1,001,281
Series D, RB, 5.00%,  01/01/47 ......... 8,380 8,539,846
Series 2018B, RB, 5.00%, 01/01/48 ..... 32,500 33,765,296
Series 2024B, RB, 5.00%, 01/01/48 ..... 5,000 5,410,453
Series D, RB, 5.00%, 01/01/52 ......... 23,915 24,316,406
Series 2018B, RB, 4.00%, 01/01/53 (AGM) 9,450 9,342,483
Series 2018B, RB, 5.00%, 01/01/53 ..... 9,885 10,235,308
Chicago Transit Authority Capital Grant Receipts,
Series 2021, RB, 5.00%, 06/01/28 ...... 780 825,353
Chicago Transit Authority Sales Tax Receipts
Fund, Series 2014, RB, 5.00%, 12/01/44
(AGM) ....................... 1,000 1,000,545
City of Chicago
Series 2020A, GO, 5.00%, 01/01/28 ..... 5,000 5,217,260
Series 2020A, GO, 5.00%, 01/01/29 ..... 3,000 3,168,787
Series 2021A, GO, 5.00%, 01/01/33 ..... 10,000 10,604,035
Series 2021A, GO, 4.00%, 01/01/35 ..... 6,500 6,526,913
Series 2023A, GO, 5.50%, 01/01/39 ..... 2,850 3,065,742
Series 2024A, GO, 5.00%, 01/01/43 ..... 8,425 8,696,142
Series 2019A, GO, 5.00%, 01/01/44 ..... 2,500 2,540,331
Series 2024A, GO, 5.00%, 01/01/44 ..... 7,500 7,720,649
Series 2024A, GO, 5.25%, 01/01/45 ..... 24,200 25,250,287
Series 2019A, GO, 5.50%, 01/01/49 ..... 5,000 5,149,195
City of Chicago Waterworks, Series 2024A, RB,
5.00%, 11/01/37 ................. 12,105 13,709,227
City of Springfield Electric
(c)
Series 2024, RB, 5.00%, 03/01/31 (BAM) . 12,180 13,515,466
Series 2024, RB, 5.00%, 03/01/35 (BAM) . 7,250 8,158,124
Series 2024, RB, 5.00%, 03/01/36 (BAM) . 21,675 24,335,836
Series 2024, RB, 5.00%, 03/01/40 (BAM) . 6,500 7,161,367
County of Cook
Series 2024, RB, 5.00%, 11/15/42 ...... 4,780 5,215,480
Series 2024, RB, 5.00%, 11/15/43 ...... 3,000 3,261,909
County of Will
Series 2016, GO, 5.00%, 11/15/41 ...... 13,050 13,301,873
Series 2016, GO, 5.00%, 11/15/45 ...... 18,000 18,347,411
Illinois Finance Authority
Series 2016, RB, 4.00%,  01/01/25 ...... 3,310 3,311,938
Series 2020, RB, 4.00%, 01/01/32 ...... 7,800 8,111,565
Series 2017, RB, 5.00%, 07/01/32 ...... 1,585 1,644,811
Series 2021A, RB, 5.00%, 10/01/32 ..... 4,000 4,575,066
Series 2024B, RB, 5.00%, 04/01/34 ..... 26,490 30,758,424
Series 2024A, RB, 5.00%, 04/01/34 ..... 13,000 15,094,734
Series 2019, RB, 5.00%, 07/01/34 ...... 2,575 2,788,472
Series 2020, RB, 5.00%, 07/01/34 ...... 1,760 1,954,023
Series 2024B, RB, 5.00%, 04/01/35 ..... 7,640 8,805,748
Series 2020, RB, 5.00%, 07/01/35 ...... 4,950 5,481,276
Series 2019, RB, 5.25%, 07/01/35 ...... 3,000 3,277,346
Series 2024B, RB, 5.00%, 04/01/36 ..... 14,120 16,211,169
Series 2017, RB, 5.00%, 07/01/36 ...... 6,030 6,234,298
Series 2020, RB, 4.00%, 07/01/37 ...... 8,345 8,502,771
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2020, RB, 4.00%, 07/01/38 ...... USD 8,050 $ 8,170,618
Series 2014A, RB, 4.00%, 10/01/38 ..... 5,000 5,000,372
Series 2024B, RB, 5.25%, 04/01/39 ..... 1,450 1,670,167
Series 2015A, RB, 5.00%, 10/01/40 ..... 2,000 2,016,864
Series 2018A, RB, 5.00%, 10/01/48 ..... 2,000 2,051,234
Illinois State Toll Highway Authority
Series 2019B, RB, 5.00%, 01/01/25 ..... 5,070 5,077,070
Series 2019B, RB, 5.00%,  01/01/26 ..... 2,635 2,693,245
Series 2019C, RB, 5.00%, 01/01/26 ..... 1,245 1,272,520
Series 2018A, RB, 5.00%, 01/01/27 ..... 4,000 4,179,711
Series 2019C, RB, 5.00%, 01/01/27 ..... 6,320 6,603,943
Series 2019B, RB, 5.00%, 01/01/27 ..... 2,130 2,225,696
Series 2019C, RB, 5.00%, 01/01/28 ..... 6,000 6,404,803
Series 2019B, RB, 5.00%, 01/01/29 ..... 2,000 2,175,940
Series 2019C, RB, 5.00%, 01/01/29 ..... 11,065 12,038,388
Series 2019C, RB, 5.00%, 01/01/30 ..... 3,000 3,315,227
Series 2018A, RB, 5.00%, 01/01/30 ..... 3,000 3,260,142
Series 2019C, RB, 5.00%, 01/01/31 ..... 2,000 2,202,108
Series 2018A, RB, 5.00%, 01/01/31 ..... 1,505 1,631,868
Series 2019B, RB, 5.00%, 01/01/31 ..... 1,505 1,657,086
Series 2016A, RB, 4.00%, 12/01/31 ..... 5,035 5,086,773
Series 2016A, RB, 5.00%, 12/01/32 ..... 3,000 3,061,048
Series 2024A, RB, 5.00%, 01/01/36 ..... 30,000 34,604,928
Series 2014C, RB, 5.00%, 01/01/36 ..... 2,000 2,003,224
Series 2015B, RB, 5.00%, 01/01/36 ..... 1,000 1,018,379
Series 2014C, RB, 5.00%, 01/01/37 ..... 35,000 35,055,020
Series 2015B, RB, 5.00%, 01/01/37 ..... 11,500 11,702,931
Series 2024A, RB, 5.00%, 01/01/38 ..... 7,105 8,162,064
Series 2024A, RB, 5.00%, 01/01/39 ..... 4,000 4,557,462
Series 2015B, RB, 5.00%, 01/01/40 ..... 9,645 9,763,260
Series 2015A, RB, 5.00%, 01/01/40 ..... 10,000 10,089,329
Series 2016B, RB, 5.00%, 01/01/41 ..... 7,435 7,564,333
Series 2021A, RB, 5.00%, 01/01/41 ..... 9,765 10,778,070
Series 2023A, RB, 5.00%, 01/01/41 ..... 4,250 4,746,870
Series 2021A, RB, 4.00%, 01/01/42 ..... 11,825 11,874,834
Series 2017A, RB, 5.00%, 01/01/42 ..... 28,500 29,702,062
Series 2023A, RB, 5.00%, 01/01/42 ..... 3,665 4,075,506
Series 2023A, RB, 5.25%, 01/01/43 ..... 1,235 1,389,929
Series 2019A, RB, 4.00%, 01/01/44 ..... 15,500 15,429,616
Series 2019A, RB, 5.00%, 01/01/44 ..... 8,400 8,948,559
Series 2020A, RB, 5.00%, 01/01/45 ..... 9,215 9,889,604
Series 2021A, RB, 4.00%, 01/01/46 ..... 20,185 20,091,053
Metropolitan Pier & Exposition Authority
Series 2010B-1, RB, 0.00%, 06/15/26
(AGM)
(a)
...................... 2,000 1,904,024
Series 2010B-1, RB, 0.00%, 06/15/27
(AGM)
(a)
...................... 1,000 922,339
Series 1998B, RB, 5.50%, 06/15/29 (NPFGC) 50 50,606
Metropolitan Water Reclamation District of
Greater Chicago
Series A, GO, 5.00%, 12/01/28 ........ 3,180 3,304,594
Series 2007C, GO, 5.25%, 12/01/32 ..... 1,340 1,555,180
Series 2021B, GO, 5.00%, 12/01/33 ..... 5,000 5,646,744
Series 2007B, GO, 5.25%, 12/01/34 ..... 2,500 2,969,720
Series 2014A, GO, 5.00%, 12/01/44 ..... 25,165 25,165,000
Sales Tax Securitization Corp.
Series 2020A, RB, 5.00%, 01/01/25 ..... 770 771,112
Series 2021A, RB, 5.00%,  01/01/28 ..... 3,500 3,713,643
Series 2020A, RB, 5.00%, 01/01/30 ..... 2,500 2,726,706
Series 2021A, RB, 5.00%, 01/01/30 ..... 5,000 5,460,794
Series 2021A, RB, 5.00%, 01/01/32 ..... 5,000 5,597,159
Series 2020A, RB, 5.00%, 01/01/37 (BAM) 1,000 1,072,097
Series 2020A, RB, 4.00%, 01/01/40 (BAM) 1,000 1,006,628
State of Illinois
Series 2016, GO, 5.00%, 02/01/25 ...... 5,000 5,012,959

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2021A, GO, 5.00%, 03/01/25 ..... USD 2,170 $ 2,178,697
Series 2017D, GO, 5.00%, 11/01/25 ..... 28,485 28,961,765
Series 2014, GO, 5.00%, 02/01/26 ...... 2,400 2,404,323
Series 2016, GO, 5.00%, 02/01/26 ...... 5,000 5,107,203
Series 2022B, GO, 5.00%, 03/01/26 ..... 6,190 6,332,278
Series 2018A, GO, 5.00%, 10/01/26 ..... 4,750 4,910,101
Series 2019A, GO, 5.00%, 11/01/26 ..... 5,000 5,177,323
Series 2017D, GO, 5.00%, 11/01/26 ..... 16,070 16,641,395
Series 2024, GO, 5.00%, 02/01/27 ...... 9,435 9,811,652
Series 2016, GO, 5.00%,  02/01/27 ...... 12,000 12,479,530
Series 2021A, GO, 5.00%, 03/01/27 ..... 2,640 2,749,351
Series 2017D, GO, 5.00%, 11/01/27 ..... 36,705 38,651,209
Series 2021A, GO, 5.00%, 12/01/27 ..... 9,600 10,125,199
Series 2024, GO, 5.00%,  02/01/28 ...... 2,435 2,573,991
Series 2016, GO, 5.00%, 02/01/28 ...... 4,500 4,668,729
Series 2021A, GO, 5.00%, 03/01/28 ..... 1,425 1,507,339
Series 2022B, GO, 5.00%, 03/01/28 ..... 3,450 3,649,348
Series 2014, GO, 5.00%, 05/01/28 ...... 4,080 4,087,591
Series 2018B, GO, 5.00%, 10/01/28 ..... 2,000 2,135,135
Series 2017D, GO, 5.00%, 11/01/28 ..... 10,405 10,890,288
Series 2024, GO, 5.00%, 02/01/29 ...... 3,535 3,791,146
Series 2014, GO, 5.00%, 05/01/29 ...... 1,900 1,903,535
Series 2023B, GO, 5.00%, 05/01/29 ..... 5,000 5,379,676
Series 2022B, GO, 5.00%, 10/01/29 ..... 5,000 5,411,912
Series 2018B, GO, 5.00%, 10/01/29 ..... 4,100 4,362,783
Series 2017C, GO, 5.00%, 11/01/29 ..... 19,505 20,401,848
Series 2022A, GO, 5.00%, 03/01/30 ..... 2,000 2,176,305
Series 2022B, GO, 5.00%, 03/01/30 ..... 4,000 4,352,610
Series 2024B, GO, 5.00%, 05/01/30 ..... 3,000 3,271,199
Series 2020, GO, 5.50%, 05/01/30 ...... 2,000 2,153,567
Series 2018B, GO, 5.00%, 10/01/30 ..... 3,000 3,182,446
Series 2019B, GO, 5.00%, 11/01/30 ..... 2,000 2,160,640
Series 2024, GO, 5.00%, 02/01/31 ...... 5,000 5,499,818
Series 2022B, GO, 5.00%, 03/01/31 ..... 3,000 3,302,192
Series 2021A, GO, 5.00%, 03/01/31 ..... 1,500 1,651,096
Series 2024B, GO, 5.00%, 05/01/31 ..... 2,500 2,756,458
Series 2014, GO, 5.00%, 05/01/31 ...... 1,500 1,502,791
Series 2017A, GO, 5.00%, 12/01/31 ..... 2,000 2,088,674
Series 2024, GO, 5.00%, 02/01/32 ...... 2,500 2,775,616
Series 2014, GO, 5.25%, 02/01/32 ...... 7,650 7,665,972
Series 2018B, GO, 5.00%, 10/01/32 ..... 2,000 2,105,401
Series 2022B, GO, 5.00%, 10/01/32 ..... 10,000 11,174,436
Series 2019B, GO, 5.00%, 11/01/32 ..... 5,750 6,152,027
Series 2023B, GO, 5.00%, 12/01/32 ..... 10,000 11,197,477
Series 2017A, GO, 5.00%, 12/01/32 ..... 3,830 3,993,769
Series 2022B, GO, 5.00%, 03/01/33 ..... 7,650 8,462,627
Series 2021A, GO, 5.00%, 03/01/33 ..... 8,275 9,044,843
Series 2018A, GO, 5.00%, 05/01/33 ..... 9,480 9,922,705
Series 2023D, GO, 5.00%, 07/01/33 ..... 20,230 22,458,037
Series 2018A, GO, 5.00%, 10/01/33 ..... 1,240 1,303,592
Series 2017A, GO, 4.00%, 12/01/33 ..... 2,500 2,516,668
Series 2021B, GO, 5.00%, 12/01/33 ..... 6,000 6,611,928
Series 2014, GO, 5.25%, 02/01/34 ...... 3,000 3,006,264
Series 2022B, GO, 5.00%, 03/01/34 ..... 5,000 5,521,999
Series 2024B, GO, 5.00%, 05/01/34 ..... 2,000 2,260,804
Series 2023B, GO, 5.00%, 05/01/34 ..... 15,000 16,590,265
Series 2017A, GO, 5.00%, 12/01/34 ..... 2,650 2,758,501
Series 2021A, GO, 5.00%, 03/01/35 ..... 1,500 1,633,050
Series 2024B, GO, 5.00%, 05/01/35 ..... 7,500 8,447,399
Series 2023D, GO, 5.00%, 07/01/35 ..... 6,125 6,763,115
Series 2021A, GO, 5.00%, 03/01/36 ..... 3,000 3,257,376
Series 2024B, GO, 5.00%, 05/01/36 ..... 7,500 8,415,718
Series 2014, GO, 5.00%, 05/01/36 ...... 1,000 1,001,860
Series 2023B, GO, 5.00%, 05/01/36 ..... 2,900 3,188,114
Series 2022A, GO, 5.25%, 03/01/37 ..... 1,665 1,848,840
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2023B, GO, 5.00%, 05/01/37 ..... USD 4,855 $ 5,320,326
Series 2022B, GO, 5.25%, 10/01/37 ..... 5,000 5,579,141
Series 2024, GO, 5.00%, 02/01/38 ...... 5,000 5,583,689
Series 2021A, GO, 4.00%, 03/01/38 ..... 2,000 2,000,022
Series 2023B, GO, 5.25%, 05/01/38 ..... 2,000 2,215,681
Series 2020C, GO, 4.00%, 10/01/38 ..... 2,500 2,489,575
Series 2017A, GO, 5.00%, 12/01/38 ..... 3,740 3,863,788
Series 2014, GO, 5.00%, 02/01/39 ...... 7,285 7,298,122
Series 2014, GO, 5.00%, 05/01/39 ...... 2,500 2,504,651
Series 2024B, GO, 5.00%, 05/01/39 ..... 3,000 3,320,993
Series 2023B, GO, 5.25%, 05/01/39 ..... 5,500 6,071,977
Series 2020, GO, 5.50%, 05/01/39 ...... 7,075 7,713,745
Series 2021B, GO, 4.00%, 12/01/39 ..... 2,000 1,986,004
Series 2023C, GO, 5.00%, 12/01/39 ..... 15,000 16,501,309
Series 2017A, GO, 5.00%, 12/01/39 ..... 2,000 2,062,648
Series 2024B, GO, 5.00%, 05/01/40 ..... 3,500 3,858,376
Series 2023B, GO, 5.25%, 05/01/40 ..... 3,190 3,507,619
Series 2020C, GO, 4.00%,  10/01/40 ..... 5,000 4,959,103
Series 2019C, GO, 4.00%, 11/01/40 ..... 18,000 17,844,721
Series 2023C, GO, 5.00%, 12/01/40 ..... 35,000 38,378,210
Series 2021A, GO, 4.00%, 03/01/41 ..... 4,750 4,696,454
Series 2024B, GO, 5.00%,  05/01/41 ..... 5,000 5,493,030
Series 2023B, GO, 5.25%, 05/01/41 ..... 5,625 6,163,909
Series 2022A, GO, 5.50%, 03/01/42 ..... 3,000 3,317,637
Series 2018A, GO, 5.00%, 05/01/42 ..... 4,345 4,476,143
Series 2023B, GO, 5.25%, 05/01/42 ..... 10,375 11,322,304
Series 2024B, GO, 5.25%, 05/01/44 ..... 2,385 2,629,983
Series 2024B, GO, 5.25%, 05/01/45 ..... 5,000 5,492,686
Series 2020, GO, 5.75%, 05/01/45 ...... 3,125 3,426,307
Series 2021A, GO, 5.00%, 03/01/46 ..... 24,235 25,527,961
Series 2022C, GO, 5.25%, 10/01/46 ..... 5,000 5,398,696
Series 2022A, GO, 5.50%, 03/01/47 ..... 2,000 2,175,211
Series 2024B, GO, 5.25%, 05/01/47 ..... 11,000 11,999,344
Series 2023B, GO, 5.50%, 05/01/47 ..... 10,550 11,501,341
Series 2022C, GO, 5.25%, 10/01/47 ..... 3,000 3,229,462
Series 2024B, GO, 5.25%, 05/01/48 ..... 5,650 6,142,274
Series 2024B, GO, 5.25%, 05/01/49 ..... 5,475 5,935,504
State of Illinois Sales Tax
Series 2013, RB, 5.00%,  06/15/26 ...... 1,500 1,502,129
Series 2024A, RB, 5.00%, 06/15/29 ..... 23,900 26,000,569
Series 2024B, RB, 5.00%, 06/15/35 ..... 6,000 6,738,749
Series 2024C, RB, 5.00%, 06/15/41 ..... 9,080 9,915,605
1,739,961,999
Indiana — 0.5%
City of Indianapolis Department of Public Utilities
Water System
Series 2018A, RB, 5.00%, 10/01/33 ..... 4,185 4,466,263
Series 2018A, RB, 5.00%, 10/01/35 ..... 1,000 1,063,023
Series 2016B, RB, 5.00%, 10/01/37 ..... 14,010 14,373,010
Indiana Finance Authority
Series 2016C, RB, 5.00%, 12/01/24 ..... 5,070 5,070,000
Series 2015B, RB, 5.00%, 02/01/25 ..... 4,915 4,930,401
Series 2016C, RB, 5.00%, 12/01/25 ..... 7,890 8,059,503
Series E, RB, 5.00%,  02/01/27 ......... 3,375 3,493,793
Series 2016C, RB, 5.00%, 06/01/27 ..... 7,435 7,758,832
Series E, RB, 5.00%, 02/01/29 ......... 3,070 3,174,507
Series 2017C, RB, 5.00%, 02/01/29 ..... 1,800 1,915,622
Series 2016C, RB, 5.00%, 06/01/29 ..... 3,120 3,433,951
Series 2021-1, RB, 5.00%, 10/01/29 ..... 1,000 1,102,501
Series 2022B, RB, 5.00%, 02/01/31 ..... 10,000 11,297,070
Series 2021B, RB, 5.00%, 02/01/34 ..... 3,000 3,364,274
Series 2021-1, RB, 5.00%, 10/01/34 ..... 2,605 2,925,290
Series 2015A, RB, 5.25%, 02/01/35 ..... 1,000 1,009,574
Series D, RB, 5.00%, 08/01/36 ......... 8,935 9,261,666

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indiana (continued)
Series 2019A, RB, 5.00%, 02/01/37 ..... USD 1,000 $ 1,074,737
Series 2019A, RB, 5.00%, 02/01/38 ..... 3,310 3,551,408
Series 2021B, RB, 4.00%, 02/01/39 ..... 7,000 7,184,241
Series 2019A, RB, 5.00%, 02/01/39 ..... 7,755 8,292,051
Series 2021B, RB, 4.00%, 02/01/40 ..... 3,000 3,063,306
Series 2021B, RB, 5.00%, 02/01/41 ..... 2,555 2,774,122
Series 2021-1, RB, 3.00%, 10/01/41 ..... 5,000 4,541,534
Series 2016A, RB, 5.00%, 10/01/41 ..... 2,000 2,034,389
Series 2024A, RB, 5.00%, 02/01/42 ..... 5,000 5,660,014
Series 2012A, RB, 4.00%, 10/01/42 ..... 2,500 2,438,454
Series 2024A, RB, 5.00%, 02/01/43 ..... 8,300 9,358,649
Series 2024A, RB, 5.00%, 10/01/43 ..... 1,440 1,599,301
Series 2024B, RB, 5.00%, 02/01/44 ..... 13,005 14,597,276
Series 2014A, RB, 4.25%, 10/01/44 ..... 3,205 3,205,229
Series 2016A, RB, 5.00%,  10/01/46 ..... 7,370 7,490,209
Series 2022B, RB, 5.25%, 10/01/52 ..... 7,490 8,038,594
Indiana Municipal Power Agency
Series 2016A, RB, 5.00%, 01/01/42 ..... 18,345 18,694,023
Series 2017A, RB, 5.00%, 01/01/42 ..... 3,000 3,126,737
Indianapolis Local Public Improvement Bond
Bank
Series 2021A, RB, 5.00%, 06/01/30 ..... 8,000 8,827,406
Series 2019A, RB, 5.00%, 02/01/49 ..... 6,000 6,283,253
Series 2019A, RB, 5.00%, 02/01/54 ..... 9,950 10,385,096
218,919,309
Iowa — 0.1%
City of West Des Moines, Series 2021B, GO,
2.00%, 06/01/36 ................. 1,170 933,703
Iowa Finance Authority
Series 2017, RB, 5.00%, 08/01/28 ...... 4,200 4,443,828
Series 2017, RB, 5.00%, 08/01/30 ...... 2,000 2,109,883
Series 2017, RB, 5.00%, 08/01/31 ...... 3,420 3,602,056
Series 2023A, RB, 5.00%, 08/01/35 ..... 5,500 6,355,900
Series 2020A, RB, 5.00%,  08/01/38 ..... 2,665 2,941,471
Series 2022A, RB, 5.00%, 08/01/39 ..... 5,000 5,609,043
Series 2023A, RB, 5.00%, 08/01/40 ..... 1,690 1,906,824
Series 2023A, RB, 5.00%, 08/01/41 ..... 3,800 4,263,048
Series 2017, RB, 5.00%, 08/01/42 ...... 7,265 7,556,806
Series 2023A, RB, 5.00%, 08/01/42 ..... 4,000 4,464,369
Series 2022A, RB, 5.00%, 08/01/47 ..... 2,500 2,716,472
Series 2020A, RB, 5.00%, 08/01/49 ..... 1,525 1,623,544
Series 2022A, RB, 5.00%, 08/01/52 ..... 9,715 10,481,312
State of Iowa, Series 2016A, RB,
5.00%, 06/01/27 ................. 1,000 1,031,671
60,039,930
Kansas — 0.3%
Johnson County Unified School District No.
512 Shawnee Mission, Series 2015A, GO,
5.00%, 10/01/33 ................. 5,000 5,081,168
Kansas Development Finance Authority
Series 2019SRF, RB, 5.00%, 05/01/31 ... 5,465 5,981,489
Series 2024SRF, RB, 5.00%, 05/01/40 ... 10,000 11,431,586
Seward County Unified School District No. 480
Liberal
Series 2017B, GO, 4.00%, 09/01/32 ..... 3,895 3,924,173
Series 2017B, GO, 4.00%, 09/01/33 ..... 4,080 4,110,558
State of Kansas Department of Transportation
Series 2015B, RB, 5.00%, 09/01/26 ..... 5,040 5,115,127
Series 2024A, RB, 5.00%, 09/01/26 ..... 10,000 10,383,985
Series 2015B, RB, 5.00%, 09/01/27 ..... 3,010 3,054,734
Series 2024A, RB, 5.00%, 09/01/27 ..... 13,315 14,140,960
Series 2015B, RB, 5.00%, 09/01/29 ..... 1,000 1,014,192
Series 2015B, RB, 5.00%, 09/01/30 ..... 3,270 3,314,464
Security
Par (000)
Par (000) Value
Kansas (continued)
Series 2024A, RB, 5.00%, 09/01/32 ..... USD 14,080 $ 16,238,989
Series 2015B, RB, 5.00%,  09/01/33 ..... 3,000 3,037,454
Series 2024A, RB, 5.00%, 09/01/34 ..... 15,000 17,766,645
Series 2015B, RB, 5.00%, 09/01/35 ..... 2,000 2,023,783
Series 2017A, RB, 5.00%, 09/01/35 ..... 3,380 3,546,733
Series 2024A, RB, 5.00%,  09/01/35 ..... 10,500 12,298,534
Wyandotte County-Kansas City Unified
Government Utility System, Series 2014A, RB,
4.25%, 09/01/39 ................. 9,285 9,284,743
131,749,317
Kentucky — 0.2%
Kentucky State Property & Building Commission
Series 2024B, RB, 5.00%, 11/01/26 ..... 1,455 1,513,349
RB, 5.00%, 05/01/27 ............... 4,765 5,006,655
Series B, RB, 5.00%, 11/01/27 (SAP) .... 2,040 2,118,549
Series A, RB, 5.00%,  10/01/30 ......... 1,500 1,667,983
Series A, RB, 5.00%, 10/01/31 ......... 3,265 3,677,652
Series A, RB, 5.00%, 10/01/37 ......... 1,000 1,144,384
Series A, RB, 5.00%, 10/01/38 ......... 2,000 2,277,894
Series A, RB, 5.00%, 10/01/41 ......... 1,000 1,121,623
Series A, RB, 5.00%, 10/01/42 ......... 2,000 2,230,504
Series A, RB, 5.00%, 10/01/43 ......... 2,000 2,224,746
Series A, RB, 5.00%, 10/01/44 ......... 2,140 2,372,823
Kentucky Turnpike Authority, Series 2024A, RB,
5.00%, 07/01/30 ................. 2,000 2,233,418
Louisville & Jefferson County Metropolitan
Sewer District
Series 2024A, RB, 5.00%, 05/15/37 ..... 31,745 36,789,874
Series 2022A, RB, 3.00%, 05/15/44 ..... 4,015 3,364,756
Scott County School District Finance Corp.,
Series 2022, RB, 5.00%, 09/01/41 (BAM ST
INTERCEPT) ................... 4,500 4,926,352
72,670,562
Louisiana — 0.6%
City of Lafayette Utilities
Series 2024, RB, 5.00%, 11/01/46 (AGC) .. 1,575 1,733,196
Series 2024, RB, 5.00%, 11/01/49 (AGC) .. 1,000 1,097,911
City of New Orleans, Series 2024A, GO,
5.00%, 12/01/53 ................. 37,505 40,350,313
City of New Orleans Water System, Series 2014,
RB, 5.00%, 12/01/44 .............. 1,000 1,000,000
East Baton Rouge Sewerage Commission
Series 2014B, RB, 5.00%, 02/01/39 ..... 2,000 2,006,008
Series 2019A, RB, 4.00%, 02/01/45 ..... 3,000 2,981,637
New Orleans Aviation Board, Series A, RB,
5.00%, 01/01/48 ................. 8,355 8,500,459
State of Louisiana
Series 2016B, GO, 5.00%, 08/01/27 ..... 3,265 3,378,488
Series 2016B, GO, 5.00%, 08/01/28 ..... 2,850 2,949,063
Series 2019A, GO, 5.00%, 03/01/31 ..... 10,870 11,786,888
Series 2021A, GO, 5.00%,  03/01/32 ..... 7,875 8,867,200
Series 2023, RB, 5.00%, 09/01/34 ...... 5,000 5,780,020
Series 2024E, GO, 5.00%, 09/01/34 ..... 9,000 10,493,023
Series 2019A, GO, 5.00%, 03/01/35 ..... 8,000 8,587,352
Series 2023A, GO, 5.00%, 04/01/35 ..... 4,165 4,781,185
Series 2022A, GO, 4.00%, 04/01/39 ..... 7,500 7,747,265
Series 2021A, GO, 5.00%, 03/01/40 ..... 5,000 5,483,095
Series 2022A, GO, 4.00%, 04/01/40 ..... 10,000 10,243,382
Series 2024A, GO, 5.00%, 05/01/40 ..... 18,565 21,141,887
Series 2022A, GO, 4.00%, 04/01/42 ..... 15,065 15,253,163
Series 2024A, GO, 4.00%, 05/01/42 ..... 20,275 20,581,424
State of Louisiana Gasoline & Fuels Tax
Series 2024A, RB, 5.00%, 05/01/33 ..... 3,225 3,714,397

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Louisiana (continued)
Series 2024A, RB, 5.00%, 05/01/35 ..... USD 2,635 $ 3,063,123
Series 2024A, RB, 5.00%, 05/01/36 ..... 20,000 23,123,436
Series 2024A, RB, 5.00%, 05/01/38 ..... 5,000 5,757,192
Series 2022B, RB, 4.00%, 05/01/39 ..... 5,830 6,025,446
Series A, RB, 4.50%, 05/01/39 ......... 1,000 1,005,573
Series C, RB, 5.00%, 05/01/40 ......... 2,000 2,083,094
Series A, RB, 4.00%, 05/01/41 ......... 10,000 10,035,352
Series A, RB, 5.00%, 05/01/41 ......... 8,500 8,564,688
258,115,260
Maine — 0.1%
Maine Health & Higher Educational Facilities
Authority
Series 2024B, RB, 5.00%, 10/01/38 ..... 7,500 8,566,684
Series 2024B, RB, 5.25%, 10/01/54 ..... 11,500 12,750,686
Maine Turnpike Authority
Series 2020, RB, 4.00%,  07/01/45 ...... 1,000 1,005,775
Series 2018, RB, 5.00%, 07/01/47 ...... 1,000 1,042,899
Series 2020, RB, 4.00%, 07/01/50 ...... 2,425 2,423,241
25,789,285
Maryland — 2.6%
City of Baltimore
Series 2019A, RB, 4.00%, 07/01/44 ..... 6,500 6,534,347
Series 2017A, RB, 5.00%, 07/01/46 ..... 3,000 3,069,676
County of Anne Arundel
Series 2021, GO, 5.00%, 10/01/25 ...... 2,225 2,264,391
Series 2021, GO, 5.00%, 10/01/26 ...... 5,275 5,497,143
Series 2021, GO, 5.00%,  04/01/28 ...... 6,575 7,080,836
Series 2021, GO, 5.00%, 10/01/28 ...... 4,690 5,101,028
Series 2021, GO, 3.00%, 10/01/39 ...... 8,520 7,798,858
Series 2021, GO, 3.00%, 10/01/40 ...... 8,520 7,692,780
Series 2018, GO, 5.00%, 10/01/47 ...... 2,000 2,073,345
Series 2022, GO, 4.00%, 10/01/51 ...... 15,460 15,566,229
County of Baltimore
Series 2022, GO, 5.00%, 03/01/25 ...... 5,435 5,461,454
Series 2019, GO, 4.00%, 03/01/37 ...... 4,575 4,672,035
County of Frederick, Series 2018A, GO,
3.40%, 08/01/37 ................. 7,000 6,949,287
County of Howard
Series 2017B, GO, 5.00%, 02/15/27 ..... 1,125 1,182,334
Series 2023A, GO, 4.00%, 08/15/40 ..... 5,015 5,174,482
County of Montgomery
Series 2017C, GO, 5.00%, 10/01/25 ..... 6,870 6,999,027
Series 2017C, GO, 5.00%, 10/01/26 ..... 5,250 5,469,174
Series 2017A, GO, 5.00%, 11/01/26 ..... 3,955 4,128,659
Series 2018A, GO, 5.00%, 11/01/26 ..... 5,780 6,033,793
Series 2019A, GO, 5.00%, 11/01/26 ..... 1,600 1,670,254
Series 2024B, GO, 5.00%, 12/01/26 ..... 20,000 20,925,702
Series 2017C, GO, 5.00%, 10/01/27 ..... 1,500 1,598,932
Series 2020B, GO, 4.00%, 11/01/28 ..... 5,545 5,831,448
Series 2019A, GO, 5.00%, 11/01/28 ..... 2,500 2,723,539
Series 2016A, GO, 4.00%, 12/01/30 ..... 10,000 10,000,000
Series 2021A, GO, 5.00%, 08/01/31 ..... 8,440 9,641,141
Series 2021A, GO, 4.00%, 08/01/32 ..... 2,445 2,598,986
Series 2016A, GO, 4.00%, 12/01/33 ..... 5,125 5,125,000
Series 2024B, GO, 5.00%, 12/01/35 ..... 10,000 12,000,032
Series 2023A, GO, 4.00%, 08/01/41 ..... 14,000 14,299,669
Series 2023A, GO, 4.00%, 08/01/42 ..... 14,000 14,223,027
County of Prince George's
Series 2018A, GO, 5.00%, 07/15/25 ..... 10,005 10,132,685
Series 2021A, GO, 5.00%, 07/01/26 ..... 3,490 3,613,710
Series 2017A, GO, 5.00%, 09/15/26 ..... 1,200 1,248,740
Series 2018A, GO, 5.00%, 07/15/27 ..... 1,530 1,623,173
Series 2021A, GO, 5.00%, 07/01/28 ..... 15,580 16,862,662
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2018A, GO, 5.00%, 07/15/28 ..... USD 4,015 $ 4,348,852
Series 2021A, GO, 5.00%, 07/01/29 ..... 12,150 13,403,818
Series 2018A, GO, 5.00%,  07/15/29 ..... 2,000 2,159,250
Series 2020B, GO, 5.00%, 09/15/29 ..... 1,000 1,107,335
Series 2023A, GO, 5.00%, 08/01/30 ..... 10,115 11,378,125
Series 2018A, GO, 5.00%, 07/15/31 ..... 11,000 11,841,658
Series 2023A, GO, 5.00%,  08/01/31 ..... 7,455 8,515,961
Series 2022A, GO, 5.00%, 07/01/32 ..... 15,785 18,237,710
Series 2023A, GO, 5.00%, 08/01/32 ..... 10,000 11,566,239
Series 2022A, GO, 5.00%, 07/01/33 ..... 9,200 10,590,318
Series 2023A, GO, 5.00%,  08/01/34 ..... 9,385 10,948,983
Series 2023A, GO, 5.00%, 08/01/35 ..... 8,055 9,363,346
Maryland Stadium Authority, Series 2016, RB,
5.00%, 05/01/46 (ST INTERCEPT) ..... 38,750 39,954,877
Maryland State Transportation Authority
Series 2021A, RB, 5.00%, 07/01/26 ..... 8,535 8,830,825
Series 2024A, RB, 5.00%, 07/01/36 ..... 4,200 4,881,124
Series 2024A, RB, 5.00%, 07/01/38 ..... 1,200 1,381,249
Series 2024A, RB, 5.00%, 07/01/40 ..... 4,000 4,549,004
Series 2024A, RB, 5.00%, 07/01/42 ..... 6,880 7,744,402
Series 2024A, RB, 5.00%, 07/01/43 ..... 3,250 3,637,815
Series 2020, RB, 4.00%, 07/01/50 ...... 9,000 9,016,037
State of Maryland
Series 2021A, GO, 5.00%, 03/01/25 ..... 4,630 4,652,768
Series 2017, GO, 5.00%, 03/15/25 ...... 6,790 6,828,971
Series 2016, GO, 4.00%, 06/01/25 ...... 4,255 4,256,816
Series 2015B, GO, 4.00%, 08/01/25 ..... 3,970 3,998,717
Series 2017B, GO, 5.00%, 08/01/25 ..... 1,495 1,515,563
Series 2018A, GO, 5.00%, 03/15/26 ..... 6,085 6,256,848
Series 2020C-1, GO, 3.00%, 08/01/26 ... 6,500 6,507,459
Series 2018-2B, GO, 5.00%, 08/01/26 .... 4,905 5,089,018
Series 2021A, GO, 5.00%,  03/01/27 ..... 10,040 10,562,177
Series 2019-1, GO, 5.00%, 03/15/27 ..... 4,295 4,522,361
Series 2018A, GO, 5.00%, 03/15/27 ..... 1,355 1,426,729
Series 2015, GO, 4.00%, 08/01/27 ...... 2,000 2,000,388
Series 2020-2B, GO, 5.00%,  08/01/27 .... 9,060 9,621,299
Series 2022-2C, GO, 4.00%, 03/01/28 ... 5,000 5,212,907
Series 2021A, GO, 5.00%, 03/01/28 ..... 8,800 9,461,088
Series 2019-1, GO, 5.00%, 03/15/28 ..... 4,775 5,137,742
Series 2020A-1, GO, 5.00%,  03/15/28 .... 1,195 1,285,781
Series 2A, GO, 5.00%, 08/01/28 ....... 7,660 8,304,169
Series 2017A, GO, 5.00%, 08/01/28 ..... 5,000 5,298,945
Series 2021A, GO, 5.00%, 08/01/28 ..... 7,560 8,195,760
Series 2022-2C, GO, 4.00%, 03/01/29 ... 4,210 4,435,203
Series 2017, GO, 5.00%, 03/15/29 ...... 7,880 8,284,306
Series 2019-1, GO, 5.00%, 03/15/29 ..... 5,000 5,485,740
Series 2016, GO, 4.00%, 06/01/29 ...... 6,130 6,130,889
Series 2022-2D, GO, 4.00%, 08/01/29 ... 4,500 4,761,279
Series 2015, GO, 4.00%, 08/01/29 ...... 2,000 2,000,124
Series 2A, GO, 5.00%, 08/01/29 ....... 12,000 13,258,470
Series 2018-2, GO, 5.00%, 08/01/29 ..... 2,905 3,138,908
Series 2017, GO, 4.00%, 03/15/30 ...... 5,000 5,114,830
Series 2020A-1, GO, 5.00%, 03/15/30 .... 1,185 1,324,441
Series 2022A, GO, 5.00%, 06/01/30 ..... 32,820 36,815,986
Series 2019-2A, GO, 5.00%, 08/01/30 .... 5,240 5,771,149
Series 2018A, GO, 5.00%, 03/15/31 ..... 3,000 3,210,883
Series 2019-1, GO, 5.00%, 03/15/31 ..... 3,270 3,570,010
Series 2018-2, GO, 5.00%, 08/01/31 ..... 1,500 1,615,988
Series 2021A, GO, 5.00%, 08/01/31 ..... 3,100 3,541,177
Series 2019-2A, GO, 5.00%, 08/01/31 .... 5,570 6,118,654
Series 2019-1, GO, 5.00%, 03/15/32 ..... 5,005 5,449,891
Series 2018A, GO, 3.13%, 03/15/33 ..... 4,800 4,734,026
Series 2019-1, GO, 4.00%, 03/15/33 ..... 1,200 1,244,181
Series 2023A, GO, 5.00%, 03/15/33 ..... 26,735 31,173,545
Series 2022A, GO, 5.00%, 06/01/33 ..... 6,065 6,978,264

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2020A, GO, 5.00%, 08/01/34 ..... USD 10,000 $ 11,134,422
Series 2021A, GO, 5.00%, 08/01/34 ..... 7,000 7,921,731
Series 2024-1A, GO, 5.00%, 06/01/35 .... 30,955 36,430,890
Series 2022A, GO, 5.00%, 06/01/35 ..... 15,040 17,187,395
Series 2021A, GO, 4.00%, 08/01/35 ..... 5,000 5,269,267
Series 2020A, GO, 5.00%, 08/01/35 ..... 6,505 7,221,159
Series 2022A, GO, 5.00%, 06/01/36 ..... 8,965 10,212,313
Series 2021A, GO, 4.00%, 08/01/36 ..... 13,000 13,636,744
Series 2022A, GO, 5.00%, 06/01/37 ..... 1,880 2,134,606
Series 2023A, GO, 5.00%, 03/15/38 ..... 40,505 46,395,752
Series 2024-1A, GO, 5.00%, 06/01/38 .... 32,000 37,214,765
Series 2024-1A, GO, 5.00%, 06/01/39 .... 8,310 9,607,944
State of Maryland Department of Transportation
Series 2019, RB, 5.00%, 10/01/25 ...... 20,005 20,369,107
Series 2016, RB, 4.00%, 11/01/25 ...... 3,025 3,026,165
Series 2017, RB, 5.00%, 09/01/26 ...... 10,960 11,394,198
Series 2021B, RB, 5.00%, 12/01/26 ..... 2,000 2,091,376
Series 2022B, RB, 5.00%, 12/01/26 ..... 1,570 1,641,730
Series 2017, RB, 5.00%, 09/01/27 ...... 7,030 7,475,278
Series 2021A, RB, 5.00%,  10/01/27 ..... 3,015 3,211,964
Series 2020, RB, 5.00%, 10/01/27 ...... 5,130 5,465,133
Series 2019, RB, 5.00%, 10/01/27 ...... 1,175 1,251,761
Series 2018, RB, 5.00%, 10/01/27 ...... 5,030 5,237,827
Series 2017, RB, 5.00%, 09/01/28 ...... 3,060 3,247,343
Series 2019, RB, 5.00%, 10/01/28 ...... 7,000 7,440,866
Series 2022B, RB, 5.00%, 12/01/28 ..... 1,125 1,227,053
Series 2019, RB, 3.00%, 10/01/29 ...... 13,500 13,414,066
Series 2018, RB, 5.00%, 10/01/29 ...... 8,605 8,935,114
Series 2021A, RB, 5.00%, 10/01/29 ..... 10,000 11,066,980
Series 2017, RB, 5.00%, 09/01/30 ...... 1,045 1,106,263
Series 2019, RB, 3.00%, 10/01/34 ...... 4,180 4,028,687
Series 2020, RB, 5.00%, 10/01/34 ...... 2,090 2,314,639
Washington Suburban Sanitary Commission
Series A, RB, VRDN (TD Bank NA SBPA),
3.15%, 12/03/24 (GTD)
(b)
.......... 6,830 6,830,000
Series B, RB, VRDN (TD Bank NA SBPA),
3.17%, 12/03/24 (GTD)
(b)
.......... 13,100 13,100,000
Series 2024, RB, 4.00%, 06/01/47 (GTD) .. 10,685 10,800,215
Series 2024, RB, 4.00%, 06/01/48 (GTD) .. 3,200 3,233,674
Series 2023, RB, 4.00%, 06/01/49 (GTD) .. 3,300 3,332,057
1,066,226,440
Massachusetts — 4.1%
City of Boston, Series 2022A, GO,
5.00%, 11/01/41 ................. 13,170 14,968,063
Commonwealth of Massachusetts
Series 2016H, GO, 5.00%, 12/01/24 ..... 1,245 1,245,000
Series 2019A, GO, 5.00%, 01/01/25 ..... 4,525 4,532,686
Series 2019C, GO, 5.00%, 05/01/25 ..... 2,500 2,523,247
Series 2017D, GO, 5.00%, 07/01/25 ..... 2,880 2,918,444
Series 2020B, GO, 5.00%, 07/01/25 ..... 2,500 2,533,372
Series A, GO, 5.00%, 07/01/25 ........ 1,380 1,398,421
Series C, GO, 5.00%, 08/01/25 ........ 1,425 1,446,963
Series 2006B, GO, 5.25%, 09/01/25 (AGM) 1,080 1,099,654
Series 2016C, GO, 5.00%, 10/01/25 ..... 5,020 5,114,282
Series E, GO, 5.00%, 11/01/25 (AMBAC) .. 2,150 2,193,867
Series 2016C, GO, 5.00%, 04/01/26 ..... 5,230 5,386,758
Series 2019C, GO, 5.00%, 05/01/26 ..... 10,000 10,320,473
Series 2016A, GO, 5.00%, 07/01/26 ..... 1,070 1,108,771
Series 2017D, GO, 5.00%, 07/01/26 ..... 9,080 9,409,010
Series A, GO, 5.00%, 07/01/26 ........ 8,375 8,678,465
Series C, GO, 5.00%, 10/01/26 ........ 9,590 9,999,112
Series 2017E, GO, 5.00%, 11/01/26 ..... 2,180 2,275,721
Series 2016H, GO, 5.00%, 12/01/26 ..... 5,075 5,312,929
Series 2016B, GO, 5.00%, 07/01/27 ..... 1,105 1,172,375
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2017D, GO, 5.00%, 07/01/27 ..... USD 4,065 $ 4,312,856
Series 2021A, GO, 5.00%, 09/01/27 ..... 5,000 5,325,069
Series C, GO, 5.00%, 10/01/27 ........ 1,250 1,333,816
Series 2017E, GO, 5.00%, 11/01/27 ..... 4,890 5,227,920
Series 2019E, GO, 3.00%,  12/01/27 ..... 1,905 1,912,598
Series 2024A, GO, 5.00%, 01/01/28 ..... 2,920 3,132,311
Series 2016A, GO, 5.00%, 07/01/28 ..... 12,980 13,442,984
Series 2017D, GO, 5.00%, 07/01/28 ..... 2,600 2,817,663
Series 2018B, GO, 5.00%,  07/01/28 ..... 5,000 5,418,583
Series 2021A, GO, 5.00%, 09/01/28 ..... 2,000 2,174,639
Series 2020A, GO, 5.00%, 03/01/29 ..... 5,005 5,495,449
Series 2023A, GO, 5.00%, 05/01/29 ..... 1,000 1,101,501
Series 2018B, GO, 5.00%, 07/01/29 ..... 3,500 3,867,388
Series 2020D, GO, 5.00%, 07/01/30 ..... 1,505 1,692,999
Series 2004A, GO, 5.50%, 08/01/30
(AMBAC) ..................... 6,400 7,265,958
Series 2020E, GO, 5.00%, 11/01/30 ..... 1,600 1,810,018
Series 2020D, GO, 5.00%, 07/01/31 ..... 5,005 5,574,987
Series 2021C, GO, 5.00%, 09/01/31 ..... 5,000 5,727,962
Series 2022A, GO, 5.00%, 10/01/31 ..... 10,000 11,469,671
Series 2022D, GO, 5.00%, 11/01/31 ..... 13,370 15,353,315
Series 2020B, GO, 4.00%, 03/01/32 ..... 16,455 17,252,961
Series 2020B, GO, 5.00%, 07/01/32 ..... 8,280 9,201,893
Series 2020E, GO, 5.00%, 11/01/32 ..... 1,500 1,674,878
Series 2016B, GO, 5.00%, 07/01/33 ..... 2,080 2,145,772
Series 2020E, GO, 5.00%, 11/01/33 ..... 2,000 2,229,304
Series 2024B, GO, 5.00%, 11/01/33 ..... 10,000 11,752,787
Series 2024A, GO, 5.00%, 01/01/34 ..... 5,000 5,879,219
Series 2018A, GO, 5.00%, 01/01/34 ..... 2,500 2,654,822
Series 2023B, GO, 5.00%, 05/01/34 ..... 5,000 5,816,001
Series 2023B, GO, 5.00%, 05/01/36 ..... 1,025 1,184,056
Series A, GO, 5.00%, 07/01/36 ........ 2,500 2,525,251
Series 2016J, GO, 5.00%, 12/01/36 ..... 13,710 14,212,129
Series 2020D, GO, 5.00%, 07/01/37 ..... 6,025 6,621,203
Series 2018E, GO, 5.00%, 09/01/37 ..... 4,000 4,271,625
Series 2016J, GO, 5.00%, 12/01/37 ..... 8,845 9,159,270
Series 2018A, GO, 5.00%, 01/01/38 ..... 1,000 1,055,855
Series 2019A, GO, 5.00%, 01/01/38 ..... 5,000 5,364,457
Series 2024A, GO, 5.00%, 03/01/38 ..... 2,500 2,900,454
Series 2023A, GO, 5.00%, 05/01/38 ..... 800 917,478
Series 2020D, GO, 5.00%, 07/01/38 ..... 2,000 2,192,331
Series 2018E, GO, 5.00%, 09/01/38 ..... 16,500 17,589,838
Series 2017F, GO, 5.00%, 11/01/38 ..... 4,870 5,112,524
Series 2024B, GO, 5.00%, 11/01/38 ..... 3,295 3,821,492
Series 2018A, GO, 5.00%, 01/01/39 ..... 8,710 9,158,192
Series 2023B, GO, 5.00%, 05/01/39 ..... 1,000 1,140,479
Series 2015E, GO, 4.00%,  09/01/39 ..... 5,500 5,506,130
Series 2017F, GO, 5.00%, 11/01/39 ..... 12,150 12,735,999
Series 2022B, GO, 4.00%, 02/01/40 ..... 5,000 5,136,315
Series 2024A, GO, 5.00%, 03/01/40 ..... 10,000 11,426,391
Series 2018D, GO, 4.00%,  05/01/40 ..... 5,000 5,021,292
Series 2023A, GO, 5.00%, 05/01/40 ..... 1,000 1,131,452
Series 2020D, GO, 5.00%, 07/01/40 ..... 1,500 1,627,784
Series 2024D, GO, 5.00%, 08/01/40 ..... 10,000 11,481,390
Series 2024A, GO, 5.00%,  01/01/41 ..... 2,000 2,262,302
Series 2017D, GO, 4.00%, 02/01/41 ..... 3,000 3,007,573
Series 2024D, GO, 5.00%, 08/01/41 ..... 10,000 11,382,961
Series 2023C, GO, 5.00%, 08/01/41 ..... 5,000 5,629,664
Series 2024B, GO, 5.00%,  11/01/41 ..... 3,000 3,405,778
Series 2018A, GO, 5.00%, 01/01/42 ..... 3,795 3,962,295
Series 2024A, GO, 5.00%, 03/01/42 ..... 18,570 20,913,482
Series A, GO, 5.25%, 04/01/42 ........ 6,590 6,871,527
Series 2024B, GO, 5.00%, 05/01/42 ..... 3,000 3,384,461
Series 2016G, GO, 4.00%, 09/01/42 ..... 5,000 5,009,167
Series 2022E, GO, 5.00%, 11/01/42 ..... 4,985 5,535,100

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2017F, GO, 5.00%, 11/01/42 ..... USD 2,500 $ 2,603,123
Series 2018A, GO, 5.00%, 01/01/43 ..... 2,000 2,083,836
Series 2017F, GO, 5.00%, 11/01/43 ..... 8,665 9,009,533
Series 2023B, GO, 5.00%, 05/01/44 ..... 3,000 3,320,495
Series 2022E, GO, 5.00%, 11/01/44 ..... 25,000 27,533,010
Series 2024B, GO, 5.00%, 05/01/45 ..... 5,000 5,571,205
Series 2017F, GO, 5.00%, 11/01/45 ..... 10,825 11,231,031
Series 2020E, GO, 5.00%, 11/01/45 ..... 7,330 7,879,846
Series 2022E, GO, 5.00%, 11/01/45 ..... 8,000 8,776,250
Series 2016E, GO, 4.00%, 04/01/46 ..... 8,415 8,417,142
Series 2024B, GO, 5.00%, 05/01/46 ..... 10,000 11,112,870
Series 2023C, GO, 5.00%, 10/01/46 ..... 14,850 16,415,229
Series 2020C, GO, 3.00%, 03/01/47 ..... 3,500 2,925,657
Series 2021B, GO, 3.00%, 04/01/47 ..... 2,000 1,671,226
Series A, GO, 5.00%, 04/01/47 ........ 6,015 6,187,322
Series B, GO, 5.00%, 04/01/47 ........ 5,000 5,143,243
Series 2024B, GO, 5.00%, 05/01/47 ..... 5,200 5,753,451
Series 2022E, GO, 5.00%, 11/01/47 ..... 10,000 10,889,335
Series 2018A, GO, 5.00%, 01/01/48 ..... 3,090 3,202,517
Series 2023A, GO, 5.00%, 05/01/48 ..... 36,195 39,578,791
Series 2021D, GO, 5.00%, 09/01/48 ..... 2,500 2,686,703
Series 2024A, GO, 5.00%, 01/01/49 ..... 26,295 28,857,595
Series 2019A, GO, 5.00%, 01/01/49 ..... 2,500 2,615,724
Series 2024B, GO, 5.00%, 05/01/49 ..... 9,800 10,784,389
Series 2023C, GO, 5.00%, 10/01/49 ..... 8,025 8,788,702
Series 2020C, GO, 2.75%, 03/01/50 ..... 3,500 2,716,004
Series 2020E, GO, 5.00%, 11/01/50 ..... 9,765 10,389,289
Series 2021D, GO, 5.00%, 09/01/51 ..... 30,000 32,121,927
Series 2022C, GO, 5.00%, 10/01/52 ..... 29,280 31,622,839
Series 2022E, GO, 5.00%, 11/01/52 ..... 65,020 70,225,254
Series 2023A, GO, 5.00%, 05/01/53 ..... 18,000 19,544,958
Series 2024B, GO, 5.00%, 05/01/54 ..... 46,705 51,027,468
Commonwealth of Massachusetts Federal
Highway Grant Anticipation Note, Series
2014A, RB, 5.00%, 06/15/27 ......... 2,025 2,027,936
Commonwealth of Massachusetts Transportation
Fund
Series 2015A, RB, 5.00%, 06/01/40 ..... 10,840 10,926,611
Series 2016A, RB, 5.00%, 06/01/41 ..... 9,135 9,348,459
Series 2017A, RB, 5.00%, 06/01/42 ..... 5,600 5,808,901
Series 2017A, RB, 5.00%, 06/01/43 ..... 11,730 12,226,048
Series 2015A, RB, 4.00%, 06/01/45 ..... 2,500 2,500,952
Series 2017A, RB, 5.00%, 06/01/47 ..... 3,850 3,967,962
Series 2023B, RB, 5.00%, 06/01/47 ..... 6,250 6,878,903
Series 2023B, RB, 5.00%, 06/01/48 ..... 5,000 5,482,699
Series 2023B, RB, 5.00%, 06/01/49 ..... 19,050 20,833,455
Series 2023B, RB, 5.00%, 06/01/50 ..... 35,620 38,905,924
Series 2021A, RB, 5.00%, 06/01/51 ..... 5,000 5,289,681
Series 2023A, RB, 5.00%, 06/01/53 ..... 16,205 17,619,395
Series 2024B, RB, 5.00%, 06/01/54 ..... 6,635 7,258,882
Massachusetts Bay Transportation Authority
Assessment
Series 2022A-1, RB, 5.00%, 07/01/36 .... 1,885 2,153,138
Series 2022A-1, RB, 5.00%, 07/01/38 .... 4,485 5,072,783
Series 2022A-2, RB, 5.00%, 07/01/52 .... 5,320 5,755,595
Massachusetts Bay Transportation Authority
Sales Tax
Series 2005A, RB, 5.00%, 07/01/25 ..... 1,550 1,568,445
Series 2021A-1, RB, 4.00%,  07/01/37 .... 1,500 1,565,391
Series 2024A, RB, 5.00%, 07/01/38 ..... 7,000 8,164,343
Series 2024A, RB, 5.00%, 07/01/43 ..... 2,500 2,820,002
Series 2020B-1, RB, 5.00%, 07/01/45 .... 2,360 2,470,687
Series 2024A, RB, 5.00%,  07/01/46 ..... 3,500 3,904,073
Series 2024A, RB, 5.00%, 07/01/48 ..... 10,000 11,102,253
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2022A, RB, VRDN (TD Bank NA
SBPA), 2.80%, 12/04/24
(b)
.......... USD 13,000 $ 13,000,000
Series 2024A, RB, 5.25%, 07/01/52 ..... 30,395 33,986,756
Series 2024B, RB, 5.25%, 07/01/54 ..... 10,000 11,145,910
Massachusetts Clean Water Trust (The)
Series 2014, RB, 5.00%, 08/01/26 ...... 2,050 2,128,609
Series 25B, RB, 5.00%, 02/01/41 ....... 600 678,127
Massachusetts Department of Transportation,
Series 1997A, RB, 0.00%, 01/01/28
(NPFGC)
(a)
.................... 1,265 1,153,446
Massachusetts Development Finance Agency
Series 2020A, RB, 5.00%, 10/15/26 ..... 5,195 5,425,961
Series 2016A, RB, 5.00%,  07/15/28 ..... 7,090 7,338,741
Series 2020A, RB, 5.00%, 10/15/29 ..... 5,005 5,586,336
Series 2020A, RB, 5.00%, 10/15/30 ..... 6,020 6,843,171
Series 2022B, RB, 5.00%, 11/15/32 ..... 8,500 9,979,055
Series 2024B, RB, 5.00%, 02/15/34 ..... 18,760 22,371,013
Series 2016A, RB, 4.00%, 07/15/36 ..... 1,290 1,303,993
Series 2016A, RB, 5.00%, 07/15/36 ..... 1,490 1,821,729
Series 2016A, RB, 5.00%, 07/15/40 ..... 8,000 9,865,299
Series 2015, RB, 5.00%, 01/01/41 ...... 1,000 1,000,372
Series 2008U-6E-R, RB, VRDN (TD Bank NA
LOC), 3.10%, 12/03/24
(b)
........... 18,000 18,000,000
Series BB-1, RB, 5.00%, 10/01/46 ...... 1,750 1,798,061
Series 2016A, RB, 5.00%, 01/01/47 ..... 1,500 1,509,637
Series 2020P, RB, 5.00%,  07/01/50 ..... 9,500 11,615,526
Massachusetts Health & Educational Facilities
Authority
Series 2001J-2, RB, VRDN 2.60%, 12/03/24
(b)
20,000 20,000,000
Series 2002K, RB, 5.50%, 07/01/32 ..... 1,715 2,064,307
Massachusetts School Building Authority
Series 2015C, RB, 4.00%, 08/15/32 ..... 26,555 26,638,781
Series 2016C, RB, 4.00%, 11/15/35 ..... 5,500 5,540,374
Series 2015C, RB, 4.00%, 08/15/36 ..... 1,000 1,001,384
Series 2015C, RB, 5.00%, 08/15/37 ..... 13,200 13,344,306
Series D, RB, 5.00%, 08/15/37 ......... 18,000 18,196,781
Series 2016B, RB, 5.00%, 11/15/39 ..... 3,000 3,097,835
Series 2018A, RB, 4.00%, 02/15/43 ..... 4,000 4,012,778
Series 2015B, RB, 4.00%,  01/15/45 ..... 2,000 2,000,045
Series 2016B, RB, 5.00%, 11/15/46 ..... 17,385 17,837,575
Series 2018A, RB, 5.25%, 02/15/48 ..... 19,360 20,276,876
Series 2019A, RB, 5.00%, 02/15/49 ..... 14,340 14,722,488
Series 2020A, RB, 5.00%,  08/15/50 ..... 10,870 11,610,949
Massachusetts Transportation Trust Fund
Metropolitan Highway System
Series 2019A, RB, 5.00%, 01/01/26 ..... 8,565 8,769,065
Series 2018A, RB, 5.00%, 01/01/29 ..... 3,985 4,358,142
Series 2019A, RB, 5.00%, 01/01/31 ..... 1,530 1,666,503
Series 2019A, RB, 5.00%, 01/01/34 ..... 4,500 4,860,600
Series 2022A-1, RB, VRDN (TD Bank NA
SBPA), 2.85%, 12/05/24
(b)
.......... 42,000 42,000,000
Massachusetts Water Resources Authority
Series 2020B, RB, 5.00%, 08/01/25 ..... 1,960 1,987,738
Series B, RB, 5.25%, 08/01/28 (AGM) .... 1,000 1,097,479
Series B, RB, 5.25%, 08/01/31 (AGM) .... 800 931,723
Series 2016C, RB, 5.00%, 08/01/32 ..... 11,485 11,885,895
Series 2016C, RB, 5.00%, 08/01/34 ..... 13,630 14,105,769
Series 2016C, RB, 5.00%, 08/01/35 ..... 15,375 15,911,680
Series B, RB, 5.25%, 08/01/36 (AGM) .... 5,000 6,149,952
Series 2008E, RB, VRDN (JPMorgan Chase
Bank NA SBPA), 2.45%, 12/05/24
(b)
... 11,690 11,690,000
Series 2018B, RB, 5.00%, 08/01/43 ..... 3,785 3,988,942
Town of Brookline, Series 2020, GO,
3.00%, 03/15/45 ................. 10,000 8,597,645

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Massachusetts (continued)
University of Massachusetts Building Authority
Series 1, RB, 5.00%, 11/01/39 ......... USD 6,750 $ 6,756,120
Series 2015-1, RB, 5.00%, 11/01/40 ..... 25,110 25,436,340
Series 2017-1, RB, 4.00%, 11/01/44 ..... 2,145 2,150,293
Series 2015-1, RB, 4.00%, 11/01/45 ..... 2,500 2,502,003
Series 2024-1, RB, 5.00%, 11/01/50 ..... 7,735 8,545,611
Series 2024-1, RB, 5.00%, 11/01/51 ..... 8,130 8,963,003
Series 2024-1, RB, 5.00%, 11/01/54 ..... 25,185 27,620,218
1,670,570,058
Michigan — 1.2%
Great Lakes Water Authority Sewage Disposal
System
Series 2018B, RB, 5.00%, 07/01/28 ..... 2,000 2,154,554
Series B, RB, 5.00%, 07/01/34 ......... 2,000 2,058,413
Series 2023A, RB, 5.00%, 07/01/37 ..... 1,000 1,147,792
Series 2023A, RB, 5.00%, 07/01/38 ..... 1,000 1,141,685
Great Lakes Water Authority Water Supply
System
Series D, RB, 5.00%, 07/01/30 ......... 2,500 2,569,839
Series 2024A, RB, 5.00%, 07/01/34 ..... 5,500 6,379,671
Series D, RB, 5.00%, 07/01/36 ......... 9,500 9,719,897
Series A, RB, 5.00%, 07/01/46 ......... 3,000 3,059,890
Series 2022A, RB, 5.25%, 07/01/47 ..... 18,090 19,947,715
Series 2022A, RB, 5.25%, 07/01/52 ..... 5,000 5,472,928
Lansing Board of Water & Light
Series 2019A, RB, 5.00%, 07/01/44 ..... 1,500 1,591,720
Series 2019A, RB, 5.00%, 07/01/48 ..... 16,300 17,175,228
Series 2024A, RB, 5.00%, 07/01/54 ..... 35,000 38,137,862
Michigan Finance Authority
Series 2016B, RB, 5.00%, 10/01/27 ..... 5,020 5,213,622
Series 2016B, RB, 5.00%, 10/01/28 ..... 7,995 8,312,093
Series 2015C, RB, 5.00%, 07/01/34 ..... 2,600 2,620,217
Series 2018, RB, 4.00%,  11/01/48 ...... 2,000 1,964,759
Michigan State Building Authority
Series 2015I, RB, 5.00%, 04/15/28 ...... 3,000 3,047,176
Series 2023II, RB, 5.00%, 10/15/29 ..... 5,000 5,513,301
Series 2016I, RB, 5.00%, 10/15/30 ...... 14,320 14,874,173
Series 2015I, RB, 5.00%, 04/15/31 ...... 11,570 11,747,048
Series 2015I, RB, 5.00%, 04/15/38 ...... 3,000 3,034,996
Series 2016I, RB, 5.00%, 04/15/41 ...... 1,000 1,027,307
Series 2020I, RB, 3.00%, 10/15/45 ...... 3,000 2,616,375
Series 2021I, RB, 4.00%, 10/15/46 ...... 5,000 5,004,396
Series 2022I, RB, 5.00%, 10/15/47 ...... 3,500 3,815,947
Series 2019I, RB, 4.00%, 10/15/49 ...... 18,210 18,029,723
Series 2015I, RB, 5.00%, 10/15/50 ...... 7,250 7,309,682
Series 2021I, RB, 3.00%, 10/15/51 ...... 4,455 3,818,095
Series 2016I, RB, 5.00%, 10/15/51 ...... 2,500 2,551,299
Series 2022I, RB, 4.00%, 10/15/52 ...... 8,225 8,064,954
Series 2019I, RB, 4.00%, 04/15/54 ...... 10,880 10,609,003
Series 2024II, RB, 5.25%, 10/15/54 ..... 7,500 8,354,598
Michigan State University
Series 2023A, RB, 5.00%, 02/15/32 ..... 6,750 7,696,637
Series 2019C, RB, 4.00%, 02/15/44 ..... 7,320 7,323,801
Series 2019B, RB, 5.00%,  02/15/44 ..... 6,005 6,315,276
Series 2019B, RB, 5.00%, 02/15/48 ..... 6,660 6,961,990
Series 2024A, RB, 5.00%, 08/15/49 ..... 9,975 10,942,689
Series 2024A, RB, 5.25%, 08/15/54 ..... 28,830 31,972,262
State of Michigan
Series 2016, RB, 5.00%, 03/15/25 ...... 2,265 2,276,694
Series 2016, RB, 5.00%, 03/15/26 ...... 6,320 6,487,159
Series 2016, RB, 5.00%, 03/15/27 ...... 470 493,787
Series 2020A, GO, 5.00%, 05/15/30 ..... 1,105 1,233,698
Series 2020A, GO, 5.00%, 05/15/33 ..... 2,105 2,340,671
Security
Par (000)
Par (000) Value
Michigan (continued)
State of Michigan Trunk Line
Series 2021A, RB, 5.00%, 11/15/25 ..... USD 1,975 $ 2,013,650
Series 2020B, RB, 5.00%, 11/15/27 ..... 1,245 1,330,357
Series 2020B, RB, 5.00%, 11/15/28 ..... 2,010 2,188,855
Series 2021A, RB, 5.00%, 11/15/32 ..... 1,000 1,136,346
Series 2023, RB, 5.00%, 11/15/34 ...... 1,500 1,741,275
Series 2023, RB, 5.00%, 11/15/36 ...... 1,000 1,153,974
Series 2020B, RB, 4.00%, 11/15/37 ..... 2,000 2,067,638
Series 2021A, RB, 4.00%, 11/15/38 ..... 2,000 2,081,535
Series 2023, RB, 5.00%, 11/15/38 ...... 1,320 1,510,459
Series 2021A, RB, 4.00%, 11/15/39 ..... 6,905 7,134,093
Series 2020B, RB, 4.00%, 11/15/39 ..... 2,000 2,055,584
Series 2021A, RB, 4.00%, 11/15/40 ..... 10,000 10,260,901
Series 2023, RB, 5.00%, 11/15/41 ...... 3,000 3,393,451
Series 2023, RB, 5.00%, 11/15/43 ...... 3,000 3,367,426
Series 2023, RB, 5.50%, 11/15/44 ...... 3,000 3,472,079
Series 2020B, RB, 4.00%,  11/15/45 ..... 25,200 25,478,261
Series 2020B, RB, 5.00%, 11/15/45 ..... 22,820 24,696,039
Series 2023, RB, 5.00%, 11/15/46 ...... 8,000 8,904,677
Series 2023, RB, 5.25%, 11/15/49 ...... 1,050 1,180,240
University of Michigan
Series 2012-A, RB, VRDN 2.81%, 12/05/24
(b)
18,985 18,985,000
Series 2012B, RB, VRDN 3.10%, 12/03/24
(b)
18,400 18,400,000
Series 2017A, RB, 5.00%, 04/01/42 ..... 2,500 2,628,611
Series 2015, RB, 5.00%, 04/01/46 ...... 9,320 9,579,871
Series 2017A, RB, 5.00%, 04/01/47 ..... 4,695 4,936,532
Series 2020A, RB, 5.00%, 04/01/50 ..... 4,675 4,994,129
Wayne County Airport Authority, Series 2021A,
RB, 5.00%, 12/01/46 .............. 3,750 4,039,590
490,861,195
Minnesota — 1.1%
County of Hennepin
Series 2016C, GO, 5.00%, 12/01/25 ..... 5,100 5,212,548
Series 2023A, GO, 5.00%, 12/01/28 ..... 1,285 1,401,163
Series 2023A, GO, 5.00%, 12/01/30 ..... 3,615 4,082,603
Series 2023A, GO, 5.00%, 12/01/31 ..... 3,995 4,568,709
Series 2023A, GO, 5.00%, 12/01/32 ..... 3,910 4,523,603
Series 2023A, GO, 5.00%, 12/01/33 ..... 4,500 5,275,098
Series 2023A, GO, 5.00%, 12/01/34 ..... 2,980 3,500,105
Series 2023A, GO, 5.00%, 12/01/35 ..... 5,225 6,085,446
Series 2023A, GO, 5.00%, 12/01/36 ..... 5,490 6,376,620
Metropolitan Council
Series 2021C, GO, 5.00%, 12/01/27 ..... 12,500 13,319,052
Series 2021C, GO, 5.00%, 12/01/28 ..... 2,500 2,715,106
Series 2021C, GO, 5.00%,  12/01/29 ..... 10,000 11,046,947
Minneapolis-St Paul Metropolitan Airports
Commission
Series A, RB, 5.00%, 01/01/25 ......... 1,300 1,301,857
Series A, RB, 5.00%, 01/01/26 ......... 1,250 1,278,184
Series 2016C, RB, 5.00%, 01/01/41 ..... 1,500 1,544,266
Series 2016C, RB, 5.00%, 01/01/46 ..... 4,000 4,095,381
Series 2024A, RB, 5.00%, 01/01/52 ..... 7,500 8,097,048
Series 2024A, RB, 4.00%, 01/01/54 ..... 5,640 5,563,543
Minnesota Public Facilities Authority State
Revolving Fund
Series 2023A, RB, 5.00%, 03/01/28 ..... 16,000 17,186,456
Series 2023B, RB, 5.00%, 03/01/29 ..... 10,000 10,942,378
Series 2016A, RB, 5.00%, 03/01/34 ..... 9,150 9,358,977
Series 2023A, RB, 5.00%, 03/01/35 ..... 13,575 15,645,391
State of Minnesota
Series 2015D, GO, 5.00%, 08/01/25 ..... 1,140 1,156,662
Series 2016D, GO, 5.00%, 08/01/25 ..... 2,510 2,546,687
Series 2018A, GO, 5.00%,  08/01/25 ..... 3,000 3,043,837
Series 2021B, GO, 5.00%, 09/01/25 ..... 3,000 3,049,093

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Minnesota (continued)
Series 2021A, GO, 5.00%, 09/01/25 ..... USD 5,660 $ 5,752,622
Series 2022A, RB, 5.00%, 03/01/26 ..... 17,545 18,026,284
Series 2016D, GO, 5.00%,  08/01/26 ..... 4,385 4,550,964
Series 2017A, GO, 5.00%, 10/01/26 ..... 8,200 8,545,322
Series 2017D, GO, 5.00%, 10/01/26 ..... 3,080 3,209,706
Series 2016D, GO, 5.00%, 08/01/27 ..... 6,870 7,113,070
Series 2018A, GO, 5.00%, 08/01/27 ..... 6,360 6,754,024
Series 2023E, GO, 5.00%, 08/01/27 ..... 25,075 26,628,484
Series 2021A, GO, 5.00%, 09/01/27 ..... 5,655 6,016,624
Series 2019A, GO, 5.00%, 08/01/28 ..... 3,265 3,540,762
Series 2019A, GO, 5.00%, 08/01/29 ..... 10,000 11,053,356
Series 2021A, GO, 5.00%, 09/01/29 ..... 8,540 9,453,985
Series 2023D, GO, 5.00%, 08/01/30 ..... 22,560 25,377,212
Series 2019A, GO, 5.00%, 08/01/30 ..... 1,000 1,103,339
Series 2023E, GO, 5.00%, 08/01/31 ..... 9,420 10,766,793
Series 2017A, GO, 5.00%, 10/01/31 ..... 5,000 5,314,938
Series 2023D, GO, 5.00%, 08/01/32 ..... 15,010 17,405,947
Series 2023E, GO, 5.00%, 08/01/32 ..... 6,955 8,065,181
Series 2021A, GO, 4.00%, 09/01/34 ..... 13,765 14,522,624
Series 2020A, GO, 5.00%, 08/01/35 ..... 6,000 6,676,057
Series 2019A, GO, 5.00%, 08/01/35 ..... 5,000 5,470,289
Series 2018A, GO, 5.00%, 08/01/36 ..... 4,430 4,754,496
Series 2021A, GO, 4.00%, 09/01/36 ..... 7,265 7,629,751
Series 2021A, GO, 4.00%, 09/01/37 ..... 10,540 11,014,663
Series 2024B, GO, 4.00%, 08/01/38 ..... 13,270 14,034,007
Series 2020A, GO, 5.00%, 08/01/38 ..... 5,000 5,524,748
Series 2021A, GO, 4.00%, 09/01/39 ..... 2,000 2,076,342
Series 2023A, GO, 5.00%, 08/01/40 ..... 7,255 8,274,698
Series 2024A, GO, 5.00%, 08/01/42 ..... 12,755 14,539,435
Series 2023, COP, 5.00%, 11/01/42 ..... 11,120 12,426,191
438,538,674
Mississippi — 0.2%
State of Mississippi
Series 2015C, GO, 5.00%, 10/01/26 ..... 3,590 3,648,681
Series 2015C, GO, 5.00%, 10/01/27 ..... 3,440 3,498,688
Series 2017A, GO, 5.00%, 10/01/27 ..... 1,155 1,229,513
Series 2017A, GO, 5.00%, 10/01/28 ..... 1,650 1,751,649
Series 2015F, GO, 5.00%, 11/01/28 ..... 3,065 3,125,924
Series 2017A, GO, 5.00%, 10/01/29 ..... 6,500 6,891,503
Series 2017A, GO, 5.00%, 10/01/31 ..... 1,000 1,064,265
Series 2017A, GO, 5.00%, 10/01/32 ..... 1,355 1,442,080
Series 2015F, GO, 5.00%, 11/01/32 ..... 4,700 4,793,423
Series 2017A, GO, 5.00%, 10/01/34 ..... 14,060 14,963,573
Series 2016B, GO, 5.00%, 12/01/34 ..... 2,000 2,087,891
Series 2017A, GO, 4.00%, 10/01/35 ..... 5,000 5,061,402
Series 2021A, GO, 4.00%, 06/01/36 ..... 1,000 1,032,326
Series 2017A, GO, 4.00%, 10/01/36 ..... 4,145 4,190,539
Series 2021C, GO, 5.00%, 10/01/36 ..... 3,250 3,460,769
Series 2021A, GO, 4.00%, 06/01/37 ..... 4,160 4,283,643
Series 2019B, GO, 4.00%, 10/01/39 ..... 1,760 1,779,922
Series 2021C, GO, 4.00%, 10/01/41 ..... 2,205 2,219,302
West Rankin Utility Authority, Series 2018, RB,
5.00%, 01/01/48 (AGM) ............ 13,500 14,444,946
80,970,039
Missouri — 0.4%
City of Kansas City Sanitary Sewer System,
Series 2018A, RB, 4.00%, 01/01/42 ..... 1,000 1,002,225
City of Springfield, Series 2015, RB,
4.00%, 08/01/31 ................. 2,000 2,002,721
City of St. Louis, Series 2024A, RB,
5.25%, 07/01/54 (AGM) ............ 6,980 7,686,085
Curators of the University of Missouri (The)
Series 2024, RB, 5.00%, 11/01/30 ...... 3,000 3,370,763
Security
Par (000)
Par (000) Value
Missouri (continued)
Series 2024, RB, 5.00%, 11/01/31 ...... USD 4,500 $ 5,121,372
Series 2024, RB, 5.00%, 11/01/34 ...... 10,000 11,768,087
Metropolitan St Louis Sewer District
Series 2017A, RB, 5.00%, 05/01/42 ..... 2,000 2,073,855
Series 2015B, RB, 5.00%, 05/01/45 ..... 4,200 4,229,360
Series 2017A, RB, 5.00%, 05/01/47 ..... 3,775 3,894,059
Missouri Highway & Transportation Commission
Series 2023A, RB, 5.00%, 05/01/25 ..... 12,500 12,604,837
Series 2019B, RB, 5.00%, 11/01/25 ..... 3,385 3,451,906
Series 2023A, RB, 5.00%, 05/01/26 ..... 12,505 12,896,943
Series A, RB, 5.00%, 05/01/26 ......... 14,205 14,650,226
Series 2022A, RB, 5.00%, 05/01/28 ..... 15,000 16,154,644
Series 2022A, RB, 5.00%, 05/01/29 ..... 15,000 16,456,093
Series 2022A, RB, 5.00%, 05/01/30 ..... 15,025 16,764,139
Missouri Joint Municipal Electric Utility
Commission, Series 2016A, RB,
5.00%, 12/01/40 ................. 9,460 9,626,483
Missouri State Board of Public Buildings, Series
2020B, RB, 4.00%, 10/01/28 ......... 5,000 5,224,959
148,978,757
Nebraska — 0.5%
Nebraska Public Power District
Series 2023A, RB, 5.00%, 07/01/28 ..... 3,270 3,498,085
Series 2021D, RB, 4.00%, 01/01/44 ..... 3,625 3,659,551
Omaha Public Power District
Series 2019A, RB, 5.00%, 02/01/30 ..... 1,500 1,637,352
Series 2019A, RB, 5.00%, 02/01/31 ..... 3,650 3,968,946
Series 2023B, RB, 5.00%, 02/01/34 ..... 7,500 8,644,160
Series 2021A, RB, 3.00%, 02/01/41 ..... 1,000 920,837
Series 2017A, RB, 5.00%, 02/01/42 ..... 15,575 16,199,665
Series 2021B, RB, 4.00%, 02/01/46 ..... 3,000 3,015,890
Series 2021A, RB, 5.00%, 02/01/46 ..... 13,330 14,236,169
Series 2022A, RB, 4.25%, 02/01/47 ..... 2,500 2,552,366
Series 2022A, RB, 5.00%, 02/01/47 ..... 36,730 39,938,806
Series 2023B, RB, 5.25%, 02/01/48 ..... 13,560 15,089,454
Series 2024C, RB, 4.00%, 02/01/49
(c)
.... 10,960 10,841,551
Series 2021A, RB, 4.00%, 02/01/51 ..... 1,500 1,477,202
Series 2022A, RB, 5.25%, 02/01/52 ..... 21,635 23,720,990
Series 2023A, RB, 5.25%, 02/01/53 ..... 9,750 10,811,678
Series 2023B, RB, 5.25%, 02/01/53 ..... 5,000 5,544,450
Omaha Public Power District Nebraska
City Station Unit 2, Series 2016A, RB,
5.00%, 02/01/49 ................. 9,815 9,948,325
Public Power Generation Agency
Series 2024A, RB, 5.00%, 01/01/28 ..... 2,855 3,037,172
Series 2024A, RB, 5.00%, 01/01/34 ..... 3,500 3,997,478
Series 2024A, RB, 5.00%, 01/01/37 ..... 3,000 3,420,322
University of Nebraska Facilities Corp. (The)
Series 2021B, RB, 5.00%, 07/15/51 ..... 3,000 3,202,663
Series 2021A, RB, 4.00%, 07/15/59 ..... 3,500 3,501,918
192,865,030
Nevada — 0.8%
Clark County School District
Series 2015C, GO, 5.00%, 06/15/25 ..... 3,050 3,078,531
Series 2015C, GO, 5.00%,  06/15/26 ..... 4,715 4,810,576
Series 2018B, GO, 5.00%, 06/15/26 ..... 5,250 5,413,038
Series 2015C, GO, 5.00%, 06/15/27 ..... 6,700 6,824,569
Series 2015D, GO, 5.00%, 06/15/28 ..... 1,000 1,018,387
Series 2024B, GO, 5.00%, 06/15/37 ..... 15,000 17,170,695
Series 2024A, GO, 4.00%, 06/15/43 ..... 5,010 4,992,706
Series 2024A, GO, 4.00%, 06/15/44 ..... 11,900 11,736,424
County of Clark
Series 2019E, RB, 5.00%, 07/01/26 ..... 2,000 2,066,216

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nevada (continued)
Series 2016B, GO, 5.00%, 11/01/27 ..... USD 2,000 $ 2,080,672
Series 2016B, GO, 5.00%, 11/01/28 ..... 5,000 5,193,145
Series 2017, GO, 4.00%, 06/01/31 ...... 17,000 17,390,332
Series 2019E, RB, 5.00%, 07/01/33 ..... 2,055 2,229,048
Series 2017, GO, 4.00%,  06/01/38 ...... 12,705 12,804,110
Series 2018, GO, 4.00%, 07/01/44 ...... 7,135 7,143,710
County of Clark Department of Aviation
Series 2019D, RB, 5.00%, 07/01/25 ..... 2,500 2,527,599
Series 2019A, RB, 5.00%, 07/01/26 ..... 11,080 11,446,836
Series 2019D, RB, 5.00%, 07/01/26 ..... 2,010 2,076,547
Series 2024A, RB, 5.00%, 07/01/27 ..... 10,000 10,560,941
Series 2024A, RB, 5.00%, 07/01/28 ..... 20,000 21,532,118
Series 2019D, RB, 5.00%, 07/01/32 ..... 2,500 2,715,930
Series A-2, RB, 5.00%, 07/01/40 ....... 5,190 5,392,735
County of Washoe, Series 2018, RB,
5.00%, 02/01/42 ................. 2,000 2,117,124
Las Vegas Valley Water District
Series 2021A, GO, 5.00%, 06/01/26 ..... 10,000 10,328,584
Series 2022C, GO, 4.00%, 06/01/34 ..... 5,085 5,363,954
Series 2016A, GO, 5.00%, 06/01/34 ..... 3,500 3,595,223
Series 2016A, GO, 5.00%, 06/01/35 ..... 2,000 2,052,640
Series 2015, GO, 4.00%, 06/01/39 ...... 2,000 2,000,000
Series 2015, GO, 5.00%, 06/01/39 ...... 5,775 5,775,000
Series 2016A, GO, 5.00%, 06/01/41 ..... 9,730 9,930,274
Series 2016A, GO, 5.00%, 06/01/46 ..... 4,000 4,069,464
Series 2023A, GO, 5.00%, 06/01/49 ..... 5,000 5,453,176
Series 2022A, GO, 4.00%, 06/01/51 ..... 10,000 9,996,918
State of Nevada
Series 2015D, GO, 5.00%, 04/01/25 ..... 3,270 3,291,229
Series 2015B, GO, 5.00%, 11/01/26 ..... 1,650 1,664,079
Series 2020A, GO, 5.00%,  05/01/29 ..... 3,055 3,347,834
Series 2023A, GO, 5.00%, 05/01/41 ..... 10,000 11,192,480
State of Nevada Highway Improvement
Series 2016, RB, 5.00%, 12/01/25 ...... 1,450 1,480,719
Series 2016, RB, 5.00%, 12/01/27 ...... 3,025 3,120,300
Series 2016, RB, 5.00%, 12/01/28 ...... 6,800 7,017,261
Series 2024A, RB, 5.00%, 12/01/40 ..... 5,815 6,582,518
Series 2024A, RB, 5.00%, 12/01/41 ..... 2,110 2,377,454
Washoe County School District, Series 2017C,
GO, 4.00%, 10/01/47 .............. 52,635 52,007,722
312,968,818
New Hampshire — 0.0%
City of Manchester Sewer, Series 2024, RB,
5.25%, 06/01/54 (AGC) ............ 6,590 7,306,652
State of New Hampshire, Series 2020D, GO,
5.00%, 12/01/24 ................. 1,055 1,055,000
8,361,652
New Jersey — 4.5%
County of Monmouth
Series 2021A, GO, 5.00%, 01/15/31 ..... 6,430 7,274,421
Series 2021A, GO, 5.00%, 01/15/32 ..... 5,160 5,871,732
Series 2021A, GO, 5.00%, 01/15/34 ..... 6,250 7,072,601
Series 2022ACDE, GO, 5.00%, 01/15/35 .. 3,265 3,764,959
Series 2022ACDE, GO, 5.00%, 01/15/36 .. 3,980 4,567,160
Garden State Preservation Trust, Series 2005A,
RB, 5.75%, 11/01/28 (AGM) .......... 1,235 1,318,042
New Jersey Economic Development Authority
Series 2023RRR, RB, 5.00%,  03/01/25 ... 5,725 5,747,329
Series XX, RB, 5.00%, 06/15/25 ........ 5,000 5,046,420
Series 2023RRR, RB, 5.00%, 03/01/26 ... 7,060 7,228,001
Series XX, RB, 5.00%, 06/15/26 ........ 15,000 15,158,402
Series 2005N-1, RB, 5.50%, 09/01/26
( AMBAC) ..................... 1,000 1,042,510
Security
Par (000)
Par (000) Value
New Jersey (continued)
Series B, RB, 5.00%, 11/01/26 ......... USD 9,500 $ 9,830,640
Series 2018FFF, RB, 5.00%, 06/15/27 .... 1,000 1,051,008
Series A, RB, 4.00%, 11/01/27 ......... 1,255 1,294,530
Series 2023RRR, RB, 5.00%, 03/01/28 ... 29,050 30,992,382
Series BBB, RB, 5.50%, 06/15/30 ....... 8,845 9,336,987
Series WW, RB, 5.25%, 06/15/31 ....... 2,500 2,529,698
Series 2019MMM, RB, 5.00%, 06/15/33 .. 6,460 7,017,171
Series 2019MMM, RB, 5.00%, 06/15/34 .. 2,500 2,710,937
Series 2017A, RB, 4.00%, 07/01/34 ..... 3,540 3,504,828
Series 2020A, RB, 5.00%, 11/01/34 ..... 1,000 1,078,522
Series 2019MMM, RB, 4.00%, 06/15/35 .. 2,000 2,042,250
Series 2024SSS, RB, 5.00%, 06/15/35 ... 4,230 4,852,170
Series AAA, RB, 5.00%, 06/15/36 ....... 1,000 1,045,780
Series 2018EEE, RB, 5.00%, 06/15/36 ... 2,640 2,877,716
Series 2022A, RB, 5.00%, 11/01/36 ..... 10,000 11,112,797
Series 2020A, RB, 4.00%, 11/01/37 ..... 2,000 2,023,761
Series WW, RB, 5.25%, 06/15/40 ....... 1,000 1,011,879
Series 2020A, RB, 5.00%, 11/01/40 ..... 1,000 1,063,904
Series AAA, RB, 5.00%, 06/15/41 ....... 1,515 1,584,357
Series 2018A, RB, 5.00%, 06/15/42 ..... 4,665 4,826,744
Series 2022A, RB, 5.25%, 11/01/42 ..... 2,700 3,006,862
Series 2017B, RB, 5.00%, 06/15/43 ..... 1,000 1,042,513
Series 2018EEE, RB, 5.00%, 06/15/43 ... 4,590 4,860,454
Series 2019LLL, RB, 4.00%, 06/15/44 .... 2,000 2,007,432
Series 2020A, RB, 4.00%, 11/01/44 ..... 750 751,962
Series 2020A, RB, 5.00%, 11/01/44 ..... 5,000 5,257,258
Series 2021QQQ, RB, 4.00%, 06/15/46 ... 12,175 12,237,799
Series 2018C, RB, 5.00%, 06/15/47 ..... 6,110 6,283,539
Series 2022A, RB, 5.25%, 11/01/47 ..... 10,000 10,998,711
Series 2018EEE, RB, 4.63%, 06/15/48 ... 10,000 10,172,457
Series 2018EEE, RB, 5.00%, 06/15/48 ... 6,000 6,193,035
Series 2019LLL, RB, 5.00%, 06/15/49 .... 5,000 5,229,352
Series 2021QQQ, RB, 4.00%, 06/15/50 ... 2,250 2,253,458
New Jersey Educational Facilities Authority
Series 2021C, RB, 5.00%, 03/01/27 ..... 7,025 7,408,827
Series 2022A, RB, 5.00%, 03/01/27 ..... 11,330 11,949,041
Series 2016A, RB, 5.00%, 07/01/28 ..... 5,115 5,294,566
Series 2017B, RB, 5.00%, 07/01/29 ..... 5,000 5,291,086
Series 2017I, RB, 5.00%, 07/01/31 ...... 3,235 3,415,587
Series 2022A, RB, 5.00%, 03/01/32 ..... 5,000 5,778,875
Series 2017B, RB, 5.00%,  07/01/33 ..... 9,400 9,888,664
Series 2024A-1, RB, 5.00%, 03/01/36 .... 15,000 17,643,668
Series 2024A-2, RB, 5.00%, 03/01/41 .... 4,455 5,125,028
Series 2024A-2, RB, 5.00%, 03/01/43 .... 57,985 66,179,173
Series 2024B, RB, 5.25%,  03/01/54 ..... 41,230 46,816,533
New Jersey Institute of Technology, Series
2015A, RB, 5.00%, 07/01/45 ......... 2,500 2,515,393
New Jersey Transportation Trust Fund Authority
Series 2006C, RB, 0.00%, 12/15/24
(AMBAC)
(a)
.................... 1,790 1,787,743
Series 2018A, RB, 5.00%, 12/15/24 ..... 1,040 1,040,633
Series 2010D, RB, 5.00%, 12/15/24 ..... 2,830 2,831,723
Series 2014AA, RB, 5.00%, 06/15/25 .... 1,000 1,001,905
Series 2004A, RB, 5.75%, 06/15/25 (NPFGC) 12,600 12,766,779
Series 2019A, RB, 5.00%, 12/15/25 ..... 5,725 5,836,787
Series 2023AA, RB, 5.00%, 06/15/26 .... 3,335 3,435,867
Series 2022AA, RB, 5.00%, 06/15/26 .... 8,650 8,910,028
Series 2019A, RB, 5.00%, 12/15/26 ..... 2,885 3,004,828
Series 2023AA, RB, 5.00%, 06/15/27 .... 2,965 3,118,568
Series 2016A-1, RB, 5.00%, 06/15/27 .... 3,425 3,521,384
Series 2006C, RB, 0.00%, 12/15/27
(NPFGC)
(a)
.................... 4,160 3,766,626
Series 2018A, RB, 5.00%, 12/15/27 ..... 10,230 10,865,318
Series 2019A, RB, 5.00%, 12/15/27 ..... 1,380 1,465,703
Series 2016A-1, RB, 5.00%, 06/15/28 .... 13,900 14,291,210

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Jersey (continued)
Series 2018A, RB, 5.00%, 06/15/28 ..... USD 1,000 $ 1,028,145
Series 2010A, RB, 0.00%, 12/15/28
(a)
.... 3,655 3,198,334
Series 2006C, RB, 0.00%, 12/15/28
(AMBAC)
(a)
.................... 4,615 4,038,389
Series 2019A, RB, 5.00%, 12/15/28 ..... 1,000 1,081,051
Series 2018A, RB, 5.00%, 12/15/28 ..... 6,050 6,540,359
Series 2023AA, RB, 5.00%, 06/15/29 .... 6,510 7,096,403
Series 2018A, RB, 5.00%, 06/15/29 ..... 6,700 6,885,419
Series 2016A-1, RB, 5.00%, 06/15/29 .... 1,870 1,921,751
Series 2014BB-1, RB, 5.00%, 06/15/29 ... 7,000 7,561,671
Series 2010A, RB, 0.00%, 12/15/29
(a)
.... 3,290 2,782,525
Series 2016A-1, RB, 5.00%, 06/15/30 .... 1,000 1,027,117
Series 2022AA, RB, 5.00%, 06/15/30 .... 7,000 7,748,134
Series 2018A, RB, 5.00%, 06/15/30 ..... 6,500 6,676,261
Series 2014BB-1, RB, 5.00%, 06/15/30 ... 5,000 5,387,987
Series 2006C, RB, 0.00%, 12/15/30
(NPFGC)
(a)
.................... 7,330 5,985,908
Series 2010A, RB, 0.00%, 12/15/30
(a)
.... 3,000 2,449,894
Series 2018A, RB, 5.00%, 12/15/30 ..... 2,500 2,690,435
Series 2018A, RB, 5.00%, 06/15/31 ..... 5,830 5,983,215
Series 2006C, RB, 0.00%, 12/15/31
(NPFGC)
(a)
.................... 21,320 16,779,682
Series 2010A, RB, 0.00%, 12/15/31
(a)
.... 8,225 6,473,400
Series 2018A, RB, 4.00%, 12/15/31 ..... 9,660 9,960,693
Series 2014BB-1, RB, 5.00%, 06/15/32 ... 2,880 3,087,808
Series 2022AA, RB, 5.00%, 06/15/32 .... 6,960 7,895,308
Series 2022BB, RB, 5.00%, 06/15/32 .... 2,500 2,809,175
Series 2021A, RB, 5.00%, 06/15/32 ..... 4,250 4,741,807
Series 2009D, RB, 5.00%, 06/15/32 ..... 18,390 18,425,037
Series 2024A, RB, 5.00%, 06/15/32 ..... 15,000 17,043,522
Series 2006C, RB, 0.00%, 12/15/32 (AGM)
(a)
55,000 41,989,018
Series 2009A, RB, 0.00%, 12/15/32
(a)
.... 3,540 2,683,417
Series 2018A, RB, 5.00%, 12/15/32 ..... 8,275 8,858,152
Series 2019A, RB, 5.00%, 12/15/32 ..... 7,340 8,015,066
Series 2021A, RB, 5.00%, 06/15/33 ..... 2,600 2,889,406
Series 2023BB, RB, 5.00%, 06/15/33 .... 2,500 2,862,911
Series 2022AA, RB, 5.00%, 06/15/33 .... 11,430 12,916,300
Series 2024A, RB, 5.00%, 06/15/33 ..... 15,000 17,162,952
Series 2019BB, RB, 5.00%, 06/15/33 .... 4,000 4,276,016
Series 2022CC, RB, 5.00%, 06/15/33 .... 2,000 2,275,314
Series 2006C, RB, 0.00%, 12/15/33 (AGM)
(a)
30,540 22,478,149
Series 2010A, RB, 0.00%, 12/15/33
(a)
.... 930 679,052
Series 2018A, RB, 5.00%, 12/15/33 ..... 12,045 12,844,531
Series 2021A, RB, 4.00%, 06/15/34 ..... 9,025 9,343,283
Series 2024A, RB, 5.00%, 06/15/34 ..... 14,400 16,623,392
Series 2014BB-2, RB, 5.00%, 06/15/34 ... 7,320 8,103,460
Series 2023BB, RB, 5.00%, 06/15/34 .... 4,000 4,586,882
Series 2022AA, RB, 5.00%, 06/15/34 .... 10,175 11,448,059
Series 2022CC, RB, 5.00%, 06/15/34 .... 1,875 2,123,306
Series 2009A, RB, 0.00%, 12/15/34
(a)
.... 3,355 2,355,646
Series 2010A, RB, 0.00%, 12/15/34
(a)
.... 15,000 10,531,949
Series 2018A, RB, 5.00%, 12/15/34 ..... 4,585 4,867,422
Series 2020AA, RB, 4.00%, 06/15/35 .... 2,655 2,719,647
Series 2022AA, RB, 5.00%, 06/15/35 .... 3,000 3,357,299
Series 2024A, RB, 5.00%, 06/15/35 ..... 15,000 17,308,814
Series 2019BB, RB, 5.00%, 06/15/35 .... 8,960 9,517,813
Series 2023A, RB, 5.00%, 06/15/35 ..... 3,020 3,423,665
Series 2008A, RB, 0.00%, 12/15/35
(a)
.... 11,710 7,874,161
Series 2006C, RB, 0.00%, 12/15/35
(AMBAC)
(a)
.................... 3,990 2,682,998
Series 2021A, RB, 4.00%, 06/15/36 ..... 1,165 1,187,433
Series 2020AA, RB, 4.00%, 06/15/36 .... 1,750 1,781,391
Series 2019BB, RB, 4.00%, 06/15/36 .... 6,200 6,277,007
Series 2023A, RB, 5.00%, 06/15/36 ..... 3,500 3,954,512
Series 2020AA, RB, 5.00%, 06/15/36 .... 1,000 1,094,872
Security
Par (000)
Par (000) Value
New Jersey (continued)
Series 2008A, RB, 0.00%, 12/15/36
(a)
.... USD 3,750 $ 2,410,403
Series 2010A, RB, 0.00%, 12/15/36
(a)
.... 25,555 16,426,092
Series 2019BB, RB, 4.00%, 06/15/37 .... 2,000 2,021,174
Series 2022AA, RB, 5.00%, 06/15/37 .... 3,000 3,336,776
Series 2023AA, RB, 5.00%, 06/15/37 .... 4,000 4,503,886
Series 2023A, RB, 5.00%, 06/15/37 ..... 5,000 5,629,858
Series 2008A, RB, 0.00%, 12/15/37
(a)
.... 12,110 7,450,343
Series 2010A, RB, 0.00%, 12/15/37
(a)
.... 700 430,656
Series 2018A, RB, 4.00%, 12/15/37 (BAM) 13,770 13,950,014
Series 2019BB, RB, 4.00%, 06/15/38 .... 15,340 15,475,228
Series 2020AA, RB, 4.00%, 06/15/38 .... 3,000 3,038,165
Series 2023AA, RB, 5.00%, 06/15/38 .... 3,700 4,152,219
Series 2023A, RB, 5.00%, 06/15/38 ..... 4,110 4,612,330
Series 2020AA, RB, 5.00%, 06/15/38 .... 2,000 2,178,716
Series 2014AA, RB, 5.00%, 06/15/38 .... 3,100 3,105,906
Series 2024A, RB, 5.00%, 06/15/38 ..... 15,000 17,109,542
Series 2019AA, RB, 5.00%, 06/15/38 .... 3,025 3,194,114
Series 2008A, RB, 0.00%, 12/15/38
(a)
.... 865 509,230
Series 2009A, RB, 0.00%, 12/15/38
(a)
.... 3,620 2,131,114
Series 2018A, RB, 4.25%, 12/15/38 ..... 1,000 1,026,239
Series 2020AA, RB, 4.00%, 06/15/39 .... 7,750 7,831,489
Series 2023BB, RB, 5.00%, 06/15/39 .... 4,000 4,496,542
Series 2023AA, RB, 5.00%, 06/15/39 .... 6,000 6,709,246
Series 2009A, RB, 0.00%, 12/15/39
(a)
.... 33,700 18,966,468
Series 2019A, RB, 4.00%, 12/15/39 ..... 500 503,847
Series 2019A, RB, 5.00%, 12/15/39 ..... 1,000 1,070,112
Series 2020AA, RB, 4.00%, 06/15/40 .... 500 503,775
Series 2023A, RB, 4.25%, 06/15/40 ..... 10,000 10,415,394
Series 2020AA, RB, 5.00%, 06/15/40 .... 1,250 1,354,862
Series 2010A, RB, 0.00%, 12/15/40
(a)
.... 5,500 2,935,309
Series 2022BB, RB, 4.00%, 06/15/41 .... 5,500 5,533,360
Series 2022A, RB, 4.00%, 06/15/41 ..... 5,000 5,038,693
Series 2023BB, RB, 5.00%, 06/15/41 .... 14,700 16,386,785
Series 2024AA, RB, 5.25%, 06/15/41 .... 15,000 17,204,702
Series 2024AA, RB, 5.00%, 06/15/42 .... 20,000 22,377,424
Series 2022CC, RB, 5.00%, 06/15/42 .... 9,195 10,099,759
Series 2023BB, RB, 5.00%, 06/15/42 .... 5,000 5,543,972
Series 2023A, RB, 5.25%, 06/15/42 ..... 3,000 3,365,669
Series 2023BB, RB, 5.00%, 06/15/43 .... 4,500 4,963,116
Series 2019BB, RB, 4.00%, 06/15/44 .... 2,000 2,002,362
Series 2023AA, RB, 4.25%, 06/15/44 .... 4,295 4,400,785
Series 2019BB, RB, 5.00%, 06/15/44 .... 11,275 11,769,103
Series 2022CC, RB, 5.00%, 06/15/44 .... 10,500 11,423,511
Series 2020AA, RB, 4.00%, 06/15/45 .... 10,000 9,971,787
Series 2020AA, RB, 5.00%, 06/15/45 .... 9,315 9,928,150
Series 2019AA, RB, 5.00%, 06/15/46 .... 12,000 12,694,736
Series 2020AA, RB, 3.00%, 06/15/50 .... 9,000 7,341,575
Series 2020AA, RB, 4.00%, 06/15/50 .... 18,810 18,540,498
Series 2019BB, RB, 4.00%, 06/15/50 .... 7,640 7,506,749
Series 2020AA, RB, 5.00%, 06/15/50 .... 4,100 4,393,397
Series 2019BB, RB, 5.00%, 06/15/50 .... 7,185 7,831,965
Series 2023BB, RB, 5.25%, 06/15/50 .... 2,500 2,758,749
Series 2022CC, RB, 5.50%, 06/15/50 .... 3,250 3,870,845
New Jersey Turnpike Authority
Series 2014C, RB, 5.00%, 01/01/25 ..... 5,125 5,132,652
Series 2017B, RB, 5.00%, 01/01/28 ..... 1,750 1,872,351
Series 2017A, RB, 5.00%, 01/01/29 ..... 2,000 2,089,505
Series 2017B, RB, 5.00%,  01/01/29 ..... 1,290 1,377,953
Series 2017E, RB, 5.00%, 01/01/31 ..... 3,400 3,618,297
Series 2017A, RB, 5.00%, 01/01/31 ..... 3,700 3,857,996
Series 2017B, RB, 5.00%, 01/01/31 ..... 4,500 4,788,922
Series 2017B, RB, 5.00%, 01/01/32 ..... 16,690 17,732,000
Series 2017E, RB, 5.00%, 01/01/32 ..... 10,255 10,895,246
Series 2017A, RB, 5.00%, 01/01/33 ..... 2,000 2,077,141
Series 2017B, RB, 4.00%, 01/01/34 ..... 1,000 1,023,345

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Jersey (continued)
Series 2017G, RB, 4.00%, 01/01/34 ..... USD 3,500 $ 3,581,709
Series 2015E, RB, 5.00%, 01/01/34 ..... 2,000 2,002,809
Series 2017G, RB, 5.00%, 01/01/35 ..... 3,565 3,769,969
Series 2017G, RB, 5.00%, 01/01/36 ..... 2,380 2,508,768
Series 2017B, RB, 5.00%, 01/01/40 ..... 4,500 4,697,128
Series 2021A, RB, 4.00%, 01/01/42 ..... 19,530 19,770,717
Series 2017G, RB, 4.00%, 01/01/43 ..... 22,100 22,198,621
Series 2024C, RB, 5.00%, 01/01/43 ..... 25,460 28,489,348
Series 2024C, RB, 5.00%, 01/01/44 ..... 24,500 27,332,247
Series 2015E, RB, 5.00%, 01/01/45 ..... 17,345 17,369,363
Series 2024C, RB, 5.00%, 01/01/45 ..... 23,675 26,355,197
Series 2022B, RB, 5.00%, 01/01/46 ..... 14,470 15,947,849
Series 2019A, RB, 4.00%, 01/01/48 ..... 27,300 27,277,813
Series 2022B, RB, 4.50%, 01/01/48 ..... 13,500 14,088,647
Series 2019A, RB, 5.00%, 01/01/48 ..... 14,085 14,833,819
Series 2022B, RB, 5.25%, 01/01/52 ..... 21,720 24,159,640
State of New Jersey
Series 2020A, GO, 5.00%,  06/01/25 ..... 27,220 27,481,323
Series 2020A, GO, 5.00%, 06/01/26 ..... 14,785 15,256,903
GO, 5.00%, 06/01/27 ............... 2,885 2,911,874
Series 2020A, GO, 5.00%, 06/01/27 ..... 19,340 20,413,163
Series 2020A, GO, 5.00%, 06/01/28 ..... 62,890 67,713,896
Series 2020A, GO, 5.00%, 06/01/29 ..... 20,380 22,339,097
Series 2020A, GO, 4.00%, 06/01/30 ..... 25,185 26,768,761
Series 2020A, GO, 4.00%, 06/01/31 ..... 32,000 34,211,485
Series 2020A, GO, 3.00%, 06/01/32 ..... 5,050 4,994,780
Series 2020A, GO, 4.00%, 06/01/32 ..... 10,500 11,254,973
GO, 5.00%, 06/01/32 ............... 1,500 1,513,973
1,855,654,759
New Mexico — 0.2%
New Mexico Finance Authority
Series 2021A, RB, 5.00%, 06/15/25 ..... 620 626,814
Series 2018A, RB, 5.00%, 06/15/28 ..... 5,005 5,394,747
Series 2021A, RB, 5.00%, 06/15/28 ..... 1,510 1,627,586
Series 2021A, RB, 5.00%, 06/15/30 ..... 1,500 1,673,887
State of New Mexico
Series 2019, GO, 5.00%,  03/01/25 ...... 3,055 3,069,565
Series 2021, GO, 5.00%, 03/01/26 ...... 1,500 1,540,961
Series 2021, GO, 5.00%, 03/01/27 ...... 2,785 2,926,729
Series 2023, GO, 5.00%, 03/01/27 ...... 20,090 21,112,382
Series 2021, GO, 5.00%, 03/01/29 ...... 5,000 5,466,979
State of New Mexico Severance Tax Permanent
Fund
Series 2021A, RB, 5.00%, 07/01/26 ..... 2,500 2,585,078
Series 2022B, RB, 5.00%, 07/01/30 ..... 13,445 14,955,273
Series 2022A, RB, 5.00%, 07/01/31 ..... 13,540 15,274,240
76,254,241
New York — 21.8%
Battery Park City Authority
Series 2023B, RB, 5.00%, 11/01/29 ..... 4,420 4,936,226
Series 2023B, RB, 5.00%,  11/01/33 ..... 3,500 4,153,328
Series 2019D-2, RB, VRDN (TD Bank NA
SBPA), 3.15%, 12/03/24
(b)
.......... 4,050 4,050,000
Series 2023B, RB, 5.00%, 11/01/38 ..... 2,480 2,881,282
Series 2019B, RB, 5.00%, 11/01/39 ..... 840 916,216
Series 2019B, RB, 5.00%, 11/01/40 ..... 3,700 4,024,317
Series 2023A, RB, 5.00%, 11/01/41 ..... 2,000 2,276,432
Series 2023A, RB, 5.00%, 11/01/43 ..... 4,000 4,504,870
Series 2019A, RB, 4.00%, 11/01/44 ..... 5,915 5,946,696
Series 2023A, RB, 5.00%, 11/01/44 ..... 6,955 7,798,116
Series 2023A, RB, 5.00%, 11/01/48 ..... 1,350 1,491,190
Series 2019A, RB, 5.00%, 11/01/49 ..... 3,960 4,236,106
Series 2023A, RB, 5.00%, 11/01/53 ..... 66,000 72,471,927
Security
Par (000)
Par (000) Value
New York (continued)
City of New York
Series 2023F-1, GO, 5.00%, 08/01/25 .... USD 1,080 $ 1,095,205
Series 2021A-1, GO, 5.00%, 08/01/25 .... 2,330 2,362,803
Series 2019E, GO, 5.00%, 08/01/25 ..... 3,220 3,265,333
Series 2018-1, GO, 5.00%, 08/01/25 ..... 6,480 6,571,229
Series 2025A, GO, 5.00%, 08/01/25 ..... 20,000 20,281,572
Series A, GO, 5.00%, 08/01/25 ........ 1,680 1,703,652
Series C, GO, 5.00%, 08/01/25 ........ 4,055 4,112,089
Series 2023A-1, GO, 5.00%, 09/01/25 .... 3,210 3,261,306
Series 2011F-3, GO, 5.00%, 12/01/25 .... 2,280 2,330,089
Series 2021F-1, GO, 5.00%, 03/01/26 .... 1,870 1,921,039
Series 2022B-1, GO, 5.00%, 08/01/26 .... 24,055 24,957,019
Series 2018C, GO, 5.00%, 08/01/26 ..... 1,035 1,073,811
Series 2018A, GO, 5.00%, 08/01/26 ..... 5,325 5,524,678
Series A, GO, 5.00%, 08/01/26 ........ 1,850 1,873,718
Series 2021C, GO, 5.00%, 08/01/26 ..... 1,925 1,997,184
Series 2008J-10, GO, 5.00%, 08/01/26 ... 4,470 4,637,617
Series 2008J-11, GO, 5.00%, 08/01/26 ... 1,075 1,115,311
Series 2020C-1, GO, 5.00%, 08/01/27 ... 10,950 11,616,765
Series A, GO, 5.00%, 08/01/27 ........ 1,060 1,072,885
Series 2015C, GO, 5.00%, 08/01/27 ..... 4,500 4,513,342
Series 2022B-1, GO, 5.00%,  08/01/27 .... 10,990 11,659,201
Series 2008J-5, GO, 5.00%, 08/01/27 .... 2,500 2,652,230
Series 2018C, GO, 5.00%, 08/01/27 ..... 1,740 1,845,952
Series 2023F-1, GO, 5.00%, 08/01/27 .... 5,675 6,020,561
Series 2008C-4, GO, 5.00%,  10/01/27 (AGM) 4,035 4,301,126
Series 2021A-1, GO, 5.00%, 08/01/28 .... 7,230 7,822,208
Series 2015C, GO, 5.00%, 08/01/28 ..... 5,165 5,180,228
Series E, GO, 5.00%, 08/01/28 ........ 1,900 1,961,932
Series 2020C-1, GO, 5.00%,  08/01/28 ... 3,000 3,245,729
Series 2023F-1, GO, 5.00%, 08/01/28 .... 1,875 2,028,581
Series A, GO, 5.00%, 08/01/28 ........ 3,260 3,299,413
Series C, GO, 5.00%, 08/01/28 ........ 895 914,593
Series 2018A, GO, 5.00%, 08/01/28 ..... 2,000 2,114,177
Series 2023A-1, GO, 5.00%, 09/01/28 .... 5,550 6,014,152
Series 2023F-1, GO, 5.00%, 08/01/29 .... 4,390 4,836,187
Series 2020C-1, GO, 5.00%, 08/01/29 ... 2,000 2,203,274
Series 2018C, GO, 5.00%, 08/01/29 ..... 9,025 9,633,358
Series C, GO, 5.00%, 08/01/29 ........ 7,260 7,418,093
Series 2021A-1, GO, 5.00%, 08/01/29 .... 1,925 2,120,652
Series E, GO, 5.00%, 08/01/29 ........ 5,070 5,234,426
Series 2022B-1, GO, 5.00%, 08/01/29 .... 32,630 35,946,422
Series 2023A-1, GO, 5.00%, 09/01/29 .... 5,940 6,553,367
Series 2021B-1, GO, 5.00%, 11/01/29 .... 5,015 5,556,485
Series 2017B-1, GO, 5.00%, 12/01/29 .... 1,005 1,045,170
Series 2023-1, GO, 5.00%, 08/01/30 ..... 2,500 2,798,217
Series 2020C-1, GO, 5.00%, 08/01/30 ... 6,750 7,555,186
Series 2021A-1, GO, 5.00%, 08/01/30 .... 18,890 21,143,328
Series E, GO, 5.00%, 08/01/30 ........ 5,050 5,207,958
Series 2017A, GO, 5.00%, 08/01/30 ..... 6,380 6,579,559
Series 2022C, GO, 5.00%, 08/01/30 ..... 1,485 1,662,141
Series 2021B-1, GO, 5.00%, 11/01/30 .... 9,950 11,181,190
Series 2008L-6, GO, 5.00%, 04/01/31 .... 2,170 2,360,471
Series 2020C-1, GO, 5.00%, 08/01/31 ... 1,500 1,668,580
Series 2021A-1, GO, 5.00%, 08/01/31 .... 11,150 12,403,112
Series 2023F-1, GO, 5.00%, 08/01/31 .... 4,000 4,537,892
Series 2023G, GO, 5.00%, 08/01/31 ..... 2,975 3,375,057
Series 2023-1, GO, 5.00%, 08/01/31 ..... 5,030 5,706,399
Series 2020B-1, GO, 5.00%, 10/01/31 .... 1,175 1,287,909
Series 2008L-6, GO, 5.00%, 04/01/32 .... 5,250 5,700,235
Series 2021C, GO, 5.00%, 08/01/32 ..... 6,550 7,265,770
Series 2022A-1, GO, 5.00%, 08/01/32 .... 5,000 5,633,991
Series 2023G, GO, 5.00%, 08/01/32 ..... 2,975 3,416,556
Series 2022B-1, GO, 5.00%, 08/01/32 .... 3,725 4,277,873
Series 2023-1, GO, 5.00%, 08/01/32 ..... 5,000 5,742,111

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2023F-1, GO, 5.00%, 08/01/32 .... USD 8,000 $ 9,187,378
Series 2021A-1, GO, 5.00%, 08/01/32 .... 1,000 1,109,278
Series E, GO, 5.00%, 08/01/32 ........ 2,000 2,059,928
Series 2014J, GO, 5.00%, 08/01/32 ..... 5 5,006
Series 2019E, GO, 5.00%, 08/01/32 ..... 1,000 1,082,035
Series 2018C, GO, 5.00%, 08/01/32 ..... 2,435 2,588,918
Series 2020B-1, GO, 5.00%, 10/01/32 .... 1,000 1,093,932
Series 2018B-1, GO, 5.25%, 10/01/32 .... 10,440 11,101,359
Series 2023-1, GO, 5.00%, 08/01/33 ..... 5,000 5,812,423
Series 2020C-1, GO, 5.00%, 08/01/33 ... 15,635 17,312,088
Series 2025A, GO, 5.00%, 08/01/33 ..... 5,000 5,812,423
Series 2023G, GO, 5.00%, 08/01/33 ..... 1,445 1,679,790
Series 2021C, GO, 5.00%, 08/01/33 ..... 3,000 3,321,795
Series 2020B-1, GO, 5.00%, 10/01/33 .... 6,310 6,892,439
Series 2017B-1, GO, 5.00%, 12/01/33 .... 1,800 1,865,206
Series 2024C, GO, 5.00%, 03/01/34 ..... 5,000 5,850,508
Series 2008L-5, GO, 5.00%, 04/01/34 .... 2,000 2,238,080
Series 2018F-1, GO, 5.00%, 04/01/34 .... 1,000 1,065,332
Series 2018C, GO, 4.00%, 08/01/34 ..... 1,005 1,026,536
Series 2022A-1, GO, 4.00%, 08/01/34 .... 9,845 10,325,886
Series 2021A-1, GO, 4.00%, 08/01/34 .... 1,775 1,849,816
Series 2023-1, GO, 5.00%, 08/01/34 ..... 10,000 11,540,112
Series 2023F-1, GO, 5.00%, 08/01/34 .... 7,000 8,078,078
Series 2023G, GO, 5.00%, 08/01/34 ..... 2,975 3,433,183
Series 2019E, GO, 5.00%, 08/01/34 ..... 1,000 1,080,132
Series 2023A, Sub-Series A-1, GO,
5.00%, 09/01/34 ................ 1,655 1,894,055
Series 2020B-1, GO, 5.00%, 10/01/34 .... 2,500 2,729,360
Series 2019D-1, GO, 5.00%, 12/01/34 ... 5,000 5,382,874
Series 2022A, Sub-Series A-1, GO,
4.00%, 08/01/35 ................ 2,510 2,617,182
Series C, GO, 4.00%, 08/01/35 ........ 4,870 4,900,075
Series 2012A-3, GO, 4.00%, 08/01/35 .... 2,500 2,592,161
Series 2025A, GO, 5.00%, 08/01/35 ..... 6,135 7,129,110
Series 2023G, GO, 5.00%, 08/01/35 ..... 2,975 3,420,788
Series 2023-1, GO, 5.00%, 08/01/35 ..... 3,500 4,024,456
Series 2020B-1, GO, 4.00%, 10/01/35 .... 1,015 1,044,629
Series 2017B-1, GO, 5.00%, 12/01/35 .... 7,815 8,088,892
Series 2020D-1, GO, 4.00%, 03/01/36 ... 2,700 2,786,261
Series 2006I-A, GO, 4.00%, 04/01/36 .... 4,950 5,123,095
Series 2006I-5, GO, 5.00%, 04/01/36 .... 3,840 4,445,815
Series 2015FF-1, GO, 5.00%, 06/01/36 ... 1,100 1,107,904
Series 2017A, GO, 4.00%, 08/01/36 ..... 5,390 5,431,247
Series 2021C, GO, 4.00%, 08/01/36 ..... 1,000 1,033,242
Series 2023F-1, GO, 5.00%, 08/01/36 .... 2,500 2,864,505
Series 2025A, GO, 5.00%, 08/01/36 ..... 5,000 5,801,447
Series 2020B-1, GO, 5.00%, 10/01/36 .... 14,240 15,459,286
Series 2020D-1, GO, 5.00%, 03/01/37 ... 2,500 2,728,322
Series 2018E-1, GO, 5.00%, 03/01/37 .... 2,500 2,645,569
Series 2018F-1, GO, 5.00%, 04/01/37 .... 17,890 18,954,485
Series 2020A-1, GO, 4.00%, 08/01/37 .... 2,500 2,555,115
Series 2025A, GO, 5.00%, 08/01/37 ..... 4,000 4,622,026
Series 2023F-1, GO, 5.00%, 08/01/37 .... 1,500 1,712,226
Series 2020B-1, GO, 4.00%, 10/01/37 .... 1,880 1,922,029
Series 2018B-1, GO, 5.00%, 10/01/37 .... 3,000 3,150,526
Series 2018E-1, GO, 5.00%, 03/01/38 .... 2,500 2,629,436
Series 2012A-4, GO, VRDN (Sumitomo Mitsui
Banking Corp. LOC), 2.80%, 12/05/24
(b)
39,515 39,515,000
Series 2022A-1, GO, 4.00%, 08/01/38 .... 2,930 3,012,039
Series 2020A-1, GO, 4.00%, 08/01/38 .... 5,005 5,093,450
Series 2017A, GO, 5.00%, 08/01/38 ..... 3,000 3,080,060
Series 2023F-1, GO, 5.00%, 08/01/38 .... 1,250 1,418,594
Series 2021C, GO, 5.00%, 08/01/38 ..... 8,670 9,470,225
Series 2018B-1, GO, 5.00%, 10/01/38 .... 6,455 6,762,758
Series 2017B-1, GO, 5.00%, 12/01/38 .... 1,500 1,549,629
Security
Par (000)
Par (000) Value
New York (continued)
Series 2018E-1, GO, 5.00%, 03/01/39 .... USD 2,000 $ 2,097,384
Series 2021F-1, GO, 5.00%, 03/01/39 .... 7,500 8,231,088
Series 2023E-1, GO, 5.00%,  04/01/39 .... 7,500 8,432,339
Series 2021C, GO, 4.00%, 08/01/39 ..... 1,525 1,555,808
Series 2022A-1, GO, 4.00%, 08/01/39 .... 8,000 8,186,958
Series 2023A-1, GO, 5.00%, 09/01/39 .... 2,000 2,236,208
Series 2018B-1, GO, 5.00%,  10/01/39 .... 5,680 5,943,077
Series 2020D-1, GO, 5.00%, 03/01/40 ... 3,000 3,241,365
Series 2022D-1, GO, 4.25%, 05/01/40 ... 2,500 2,580,882
Series 2022D-1, GO, 5.25%, 05/01/40 ... 3,500 3,949,008
Series 2021C, GO, 4.00%,  08/01/40 ..... 1,000 1,014,869
Series 2022A-1, GO, 4.00%, 08/01/40 .... 2,000 2,035,573
Series 2019D-1, GO, 5.00%, 12/01/40 ... 4,815 5,086,700
Series 2021F-1, GO, 3.00%, 03/01/41 .... 1,000 869,798
Series 2018E-1, GO, 4.00%,  03/01/41 .... 2,600 2,611,189
Series 2020D-1, GO, 4.00%, 03/01/41 ... 2,000 2,021,038
Series 2024C, GO, 4.00%, 03/01/41 ..... 5,700 5,798,548
Series 2022D-1, GO, 5.25%, 05/01/41 ... 9,300 10,440,782
Series 2021C, GO, 4.00%,  08/01/41 ..... 6,400 6,472,177
Series 2023A-1, GO, 5.00%, 09/01/41 .... 1,470 1,630,399
Series 2025, Sub-Series C-1, GO,
5.00%, 09/01/41 ................ 3,000 3,396,279
Series 2023A-1, GO, 5.25%, 09/01/41 .... 8,000 9,019,809
Series 2020B-1, GO, 3.00%, 10/01/41 .... 2,000 1,737,006
Series 2018B-1, GO, 4.00%, 10/01/41 .... 1,000 1,001,917
Series 2019D-1, GO, 4.00%, 12/01/41 ... 3,000 3,015,842
Series 2017B-1, GO, 5.00%, 12/01/41 .... 3,000 3,081,696
Series 2022D-1, GO, 5.25%,  05/01/42 ... 8,000 8,952,158
Series 2021C, GO, 5.00%, 08/01/42 ..... 3,225 3,476,852
Series 2023A-1, GO, 5.25%, 09/01/42 .... 2,000 2,247,355
Series 2019D-1, GO, 4.00%, 12/01/42 ... 5,000 5,018,607
Series 2019D-1, GO, 5.00%,  12/01/42 ... 4,020 4,229,544
Series 2024C, GO, 5.00%, 03/01/43 ..... 7,000 7,804,647
Series 2024D, GO, 5.00%, 04/01/43 ..... 5,000 5,596,035
Series 2022D-1, GO, 5.25%, 05/01/43 ... 8,500 9,462,888
Series 2023A-1, GO, 5.25%,  09/01/43 .... 5,500 6,147,338
Series 2018E-1, GO, 5.00%, 03/01/44 .... 41,965 43,653,487
Series 2024D, GO, 5.00%, 04/01/44 ..... 3,000 3,334,642
Series 2015F-5, GO, VRDN (Barclays Bank
plc SBPA), 3.15%, 12/03/24
(b)
....... 4,500 4,500,000
Series 2020A-1, GO, 4.00%, 08/01/44 .... 9,000 9,013,902
Series 2025, Sub-Series C-1, GO,
5.00%, 09/01/44 ................ 4,000 4,462,856
Series 2019D-1, GO, 5.00%, 12/01/44 ... 13,695 14,365,231
Series 2024C, GO, 5.00%, 03/01/45 ..... 9,000 9,952,179
Series 2018F-1, GO, 5.00%, 04/01/45 .... 16,500 17,164,749
Series 2018F-1, GO, 3.50%, 04/01/46 .... 4,000 3,644,441
Series 2024D, GO, 5.50%, 04/01/46 ..... 5,000 5,735,694
Series 2022D-1, GO, 5.50%, 05/01/46 ... 5,300 5,940,306
Series 2018B-4, GO, VRDN (Barclays Bank
plc SBPA), 3.15%, 12/03/24
(b)
....... 40,850 40,850,000
Series 2024A, GO, 5.00%, 08/01/47 ..... 3,615 3,950,911
Series 2025, Sub-Series C-1, GO,
5.00%, 09/01/47 ................ 6,000 6,615,487
Series 2024C, GO, 5.25%, 03/01/48 ..... 8,295 9,281,699
Series 2024C, GO, 5.25%, 03/01/49 ..... 10,000 11,166,091
Series 2022D-1, GO, 4.50%, 05/01/49 ... 3,625 3,731,836
Series 2021F-1, GO, 5.00%, 03/01/50 .... 18,575 19,841,965
Series 2022A-1, GO, 3.00%, 08/01/50 .... 1,650 1,302,721
Series 2022A-1, GO, 4.00%, 08/01/50 .... 3,315 3,291,926
Series 2025, Sub-Series C-1, GO,
4.00%, 09/01/52 ................ 7,725 7,649,584
Series 2024C, GO, 5.25%, 03/01/53 ..... 13,635 15,142,318
Series 2024D, GO, 5.25%, 04/01/54 ..... 35,180 39,064,417

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
County of Nassau, Series 2023A, GO,
4.00%, 04/01/53 ................. USD 11,000 $ 10,995,521
County of Westchester, Series 2023A, GO,
4.00%, 12/01/38 ................. 8,460 8,957,050
Dutchess County Local Development Corp.,
Series 2017, RB, 5.00%, 07/01/42 ...... 750 774,853
Empire State Development Corp.
Series 2020E, RB, 5.00%, 03/15/25 ..... 5,025 5,054,259
Series 2016A, RB, 5.00%, 03/15/25 ..... 1,550 1,559,025
Series 2016A, RB, 5.00%, 03/15/26 ..... 4,305 4,431,816
Series 2017A, RB, 5.00%, 03/15/26 ..... 4,510 4,642,855
Series 2020C, RB, 5.00%, 03/15/27 ..... 1,115 1,174,049
Series 2021A, RB, 5.00%, 03/15/27 ..... 10,000 10,528,221
Series 2022A, RB, 5.00%, 09/15/27 ..... 1,705 1,816,948
Series 2020E, RB, 5.00%, 03/15/28 ..... 3,000 3,228,932
Series 2022A, RB, 5.00%, 09/15/28 ..... 9,005 9,799,644
Series 2020C, RB, 5.00%, 03/15/29 ..... 8,000 8,777,354
Series 2020C, RB, 5.00%, 03/15/30 ..... 14,980 16,711,749
Series 2017A, RB, 5.00%, 03/15/30 ..... 1,500 1,567,039
Series 2021A, RB, 5.00%, 03/15/31 ..... 1,750 1,982,681
Series 2016A, RB, 5.00%, 03/15/31 ..... 3,010 3,083,936
Series 2023B, RB, 5.00%, 03/15/31 ..... 1,000 1,132,961
Series 2017A, RB, 5.00%, 03/15/31 ..... 10,005 10,444,304
Series 2015A, RB, 5.00%, 03/15/32 ..... 3,175 3,214,681
Series 2020C, RB, 5.00%, 03/15/32 ..... 2,500 2,787,009
Series 2004A-3-C, RB, VRDN (JPMorgan
Chase Bank NA SBPA), 3.02%, 12/05/24
(b)
7,530 7,530,000
Series 2020C, RB, 5.00%, 03/15/33 ..... 8,000 8,890,644
Series 2017A, RB, 5.00%, 03/15/33 ..... 1,500 1,562,851
Series 2020E, RB, 4.00%, 03/15/34 ..... 5,000 5,200,188
Series 2020C, RB, 4.00%, 03/15/34 ..... 2,500 2,608,736
Series 2017A-G, RB, 5.00%, 03/15/34 ... 15,000 15,616,311
Series 2023B, RB, 5.00%, 03/15/34 ..... 31,690 36,679,987
Series 2020E, RB, 4.00%,  03/15/35 ..... 2,510 2,602,603
Series 2015A, RB, 5.00%, 03/15/35 ..... 6,525 6,599,947
Series 2023B, RB, 5.00%, 03/15/35 ..... 6,895 7,942,286
Series 2017A-G, RB, 5.00%, 03/15/35 ... 2,400 2,496,095
Series 2019A, RB, 5.00%,  03/15/35 ..... 10,000 10,709,201
Series 2019A, RB, 5.00%, 03/15/36 ..... 3,465 3,705,323
Series 2020C, RB, 5.00%, 03/15/36 ..... 31,000 34,147,879
Series 2021A, RB, 4.00%, 03/15/37 ..... 7,500 7,775,571
Series 2020C, RB, 4.00%,  03/15/37 ..... 11,000 11,367,726
Series 2020A, RB, 5.00%, 03/15/37 ..... 13,385 14,707,265
Series 2020C, RB, 4.00%, 03/15/39 ..... 2,000 2,048,474
Series 2021A, RB, 4.00%, 03/15/39 ..... 3,435 3,516,435
Series 2020A, RB, 4.00%,  03/15/39 ..... 5,440 5,571,848
Series 2019A, RB, 5.00%, 03/15/39 ..... 2,000 2,157,244
Series 2020E, RB, 3.00%, 03/15/40 ..... 4,500 4,096,461
Series 2020C, RB, 3.00%, 03/15/40 ..... 26,835 24,428,563
Series 2020A, RB, 4.00%,  03/15/40 ..... 2,910 2,962,461
Series 2023A, RB, 5.00%, 03/15/40 ..... 10,000 11,267,181
Series 2019A, RB, 5.00%, 03/15/40 ..... 2,500 2,686,748
Series 2020E, RB, 4.00%, 03/15/41 ..... 19,500 19,686,028
Series 2019A, RB, 5.00%,  03/15/41 ..... 3,660 3,856,595
Series 2017C, RB, 5.00%, 03/15/41 ..... 2,640 2,748,766
Series 2020C, RB, 4.00%, 03/15/42 ..... 8,025 8,072,778
Series 2019A, RB, 4.00%, 03/15/42 ..... 14,540 14,600,216
Series 2017C, RB, 5.00%,  03/15/42 ..... 1,500 1,560,082
Series 2019A, RB, 4.00%, 03/15/43 ..... 1,000 1,001,000
Series 2021A, RB, 4.00%, 03/15/44 ..... 25,475 25,636,328
Series 2019A, RB, 4.00%, 03/15/44 ..... 5,000 4,973,699
Series 2022A, RB, 5.00%,  03/15/44 ..... 13,750 15,048,177
Series 2020C, RB, 5.00%, 03/15/44 ..... 1,000 1,072,973
Series 2021A, RB, 4.00%, 03/15/45 ..... 2,250 2,258,289
Series 2019A, RB, 5.00%, 03/15/45 ..... 2,300 2,413,257
Security
Par (000)
Par (000) Value
New York (continued)
Series 2019A, RB, 4.00%,  03/15/46 ..... USD 2,500 $ 2,480,365
Series 2021A, RB, 4.00%, 03/15/47 ..... 16,500 16,524,705
Series 2017C, RB, 4.00%, 03/15/47 ..... 2,000 1,962,021
Series 2020C, RB, 5.00%, 03/15/47 ..... 16,850 17,941,570
Series 2020C, RB, 3.00%,  03/15/48 ..... 3,000 2,487,897
Series 2022A, RB, 5.00%, 03/15/48 ..... 13,260 14,348,012
Series 2020C, RB, 4.00%, 03/15/49 ..... 6,900 6,865,737
Series 2020A, RB, 4.00%, 03/15/49 ..... 42,995 42,781,500
Series 2022A, RB, 5.00%,  03/15/49 ..... 5,440 5,874,254
Series 2020E, RB, 3.00%, 03/15/50 ..... 14,975 12,166,184
Series 2021A, RB, 3.00%, 03/15/50 ..... 7,730 6,336,484
Series 2020C, RB, 5.00%, 03/15/50 ..... 10,950 11,618,701
Series 2022A, RB, 5.00%,  03/15/50 ..... 15,000 16,191,936
Series 2023A, RB, 5.00%, 03/15/51 ..... 4,000 4,342,821
Series 2023A, RB, 5.00%, 03/15/52 ..... 11,640 12,631,122
Series 2024A, RB, 5.00%, 03/15/54 ..... 20,000 21,825,628
Series 2023A, RB, 5.00%,  03/15/63 ..... 10,620 11,448,687
Hudson Yards Infrastructure Corp.
Series 2017A, RB, 5.00%, 02/15/26 ..... 800 820,916
Series 2017A, RB, 5.00%, 02/15/28 ..... 1,035 1,079,631
Series 2017A, RB, 5.00%, 02/15/31 ..... 1,150 1,197,310
Series 2017A, RB, 5.00%, 02/15/33 ..... 5,000 5,195,898
Series 2017A, RB, 5.00%, 02/15/34 ..... 14,000 14,534,778
Series 2022A, RB, 5.00%, 02/15/34 ..... 5,000 5,748,602
Series 2017A, RB, 5.00%, 02/15/35 ..... 1,600 1,659,878
Series 2017A, RB, 5.00%, 02/15/37 ..... 2,350 2,432,301
Series 2017A, RB, 5.00%, 02/15/38 ..... 3,000 3,101,558
Series 2022A, RB, 4.00%, 02/15/41 ..... 7,905 8,139,348
Series 2017A, RB, 5.00%, 02/15/42 (BAM-
TCRS) ....................... 11,000 11,325,778
Series 2017A, RB, 5.00%, 02/15/42 ..... 7,360 7,571,677
Series 2017A, RB, 4.00%, 02/15/44 ..... 17,640 17,683,902
Series 2017A, RB, 4.00%, 02/15/47 (AGM) 23,030 23,089,749
Long Island Power Authority
Series 2021, RB, 1.00%, 09/01/25 ...... 7,000 6,843,133
Series 2023F, RB, 5.00%, 09/01/29 ..... 4,180 4,621,247
Series 2021A, RB, 5.00%, 09/01/30 ..... 9,000 10,116,963
Series 2021A, RB, 4.00%, 09/01/32 ..... 8,000 8,486,846
Series 2016B, RB, 5.00%,  09/01/32 ..... 3,000 3,080,996
Series 2023D, RB, VRDN (Barclays Bank plc
LOC), 2.80%, 12/04/24
(b)
........... 16,700 16,700,000
Series 2023F, RB, 5.00%, 09/01/33 ..... 3,000 3,508,321
Series 2018, RB, 5.00%, 09/01/33 ...... 1,000 1,071,008
Series 2019A, RB, 4.00%, 09/01/34 ..... 5,000 5,151,069
Series 2016B, RB, 5.00%, 09/01/36 ..... 5,630 5,774,290
Series 2018, RB, 5.00%, 09/01/38 ...... 15,750 16,720,117
Series 2021A, RB, 3.00%, 09/01/40 ..... 3,150 2,812,956
Series 2021A, RB, 4.00%, 09/01/41 ..... 500 507,355
Series 2016B, RB, 5.00%, 09/01/41 ..... 500 512,131
Series 2017, RB, 5.00%, 09/01/42 ...... 2,755 2,863,845
Series 2024A, RB, 5.00%, 09/01/42 ..... 5,530 6,247,647
Series 2024A, RB, 5.00%,  09/01/44 ..... 4,000 4,480,674
Series 2015B, RB, 5.00%, 09/01/45 ..... 6,000 6,046,941
Series 2016B, RB, 5.00%, 09/01/46 ..... 6,640 6,773,949
Series 2017, RB, 5.00%, 09/01/47 (BAM-
TCRS) ....................... 23,350 24,151,223
Series 2017, RB, 5.00%,  09/01/47 ...... 4,000 4,131,966
Series 2024A, RB, 5.00%, 09/01/49 ..... 18,510 20,323,380
Series 2020B, RB, VRDN 0.85%, 09/01/25
(b)
2,500 2,440,365
Series 2021B, RB, VRDN 1.50%, 09/01/26
(b)
780 748,423
Series 2023E, RB, 5.00%,  09/01/53 ..... 1,175 1,276,916
Series 2024A, RB, 5.00%, 09/01/54 ..... 13,500 14,768,761
Metropolitan Transportation Authority
Series A-2, RB, 5.00%, 11/15/25 ....... 5,495 5,594,562
Series 2017C-1, RB, 5.00%, 11/15/25 .... 10,320 10,506,984

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2017B, RB, 5.00%, 11/15/25 ..... USD 2,000 $ 2,036,237
Series 2017C-1, RB, 5.00%, 11/15/26 .... 12,250 12,737,828
Series 2015F, RB, 5.00%, 11/15/26 ...... 1,150 1,168,525
Series 2017B, RB, 5.00%, 11/15/26 ..... 3,000 3,119,468
Series C-1, RB, 5.00%, 11/15/27 ....... 5,000 5,083,396
Series A-2, RB, 5.00%, 11/15/27 ....... 3,000 3,101,002
Series 2017C-1, RB, 5.00%, 11/15/27 .... 6,265 6,646,208
Series 2016B, RB, 5.00%, 11/15/27 ..... 2,380 2,460,128
Series 2018B, RB, 5.00%, 11/15/28 ..... 2,500 2,696,777
Series 2017C-1, RB, 5.00%, 11/15/28 .... 3,215 3,416,915
Series 2016D, RB, 5.00%, 11/15/28 ..... 2,755 2,846,596
Series 2017B, RB, 5.00%, 11/15/28 ..... 7,265 7,834,015
Series 2017C-2, RB, 0.00%, 11/15/29
(a)
... 1,295 1,091,466
Series 2017C-1, RB, 5.00%, 11/15/29 .... 4,995 5,303,736
Series 2016D, RB, 5.00%, 11/15/29 ..... 1,075 1,109,720
Series D-1, RB, 5.00%, 11/15/29 ....... 7,000 7,113,361
Series 2016D, RB, 5.00%, 11/15/30 ..... 1,500 1,546,475
Series 2017C-1, RB, 5.00%, 11/15/30 .... 4,885 5,174,007
Series 2017C-1, RB, 5.00%, 11/15/31 .... 5,370 5,677,282
Series 2012G-2, RB, VRDN (TD Bank NA
LOC), 2.80%,  12/05/24
(b)
........... 10,000 10,000,000
Series 2017C-1, RB, 4.00%, 11/15/32 .... 16,000 16,252,704
Series 2017D, RB, 5.00%, 11/15/32 ..... 3,000 3,166,115
Series 2024B, RB, 5.00%, 11/15/32 ..... 3,445 3,898,022
Series 2017C-2, RB, 0.00%,  11/15/33
(a)
... 1,040 745,224
Series A-1, RB, 5.00%, 11/15/33 ....... 3,105 3,124,629
Series 2017D, RB, 5.00%, 11/15/33 ..... 1,500 1,579,902
Series 2024B, RB, 5.00%, 11/15/33 ..... 10,000 11,364,116
Series 2017C-1, RB, 5.00%,  11/15/34 .... 6,475 6,812,739
Series 2017C-1, RB, 4.00%, 11/15/35 .... 2,500 2,528,955
Series C-1, RB, 5.00%, 11/15/35 ....... 480 486,908
Series 2017D, RB, 5.00%, 11/15/35 ..... 535 561,952
Series 2024B, RB, 5.00%, 11/15/35 ..... 7,090 8,073,368
Series 2016B, RB, 4.00%, 11/15/36 ..... 3,065 3,082,880
Series 2024B, RB, 5.00%, 11/15/36 ..... 4,380 4,972,697
Series 2024A, RB, 5.00%, 11/15/36 ..... 9,800 11,069,539
Series 2017C-1, RB, 4.00%, 11/15/37 .... 7,500 7,561,978
Series 2024A, RB, 5.00%, 11/15/37 ..... 8,010 9,016,360
Series 2024B, RB, 5.00%, 11/15/37 ..... 5,485 6,204,769
Series 2016B, RB, 5.00%, 11/15/37 ..... 2,180 2,227,421
Series 2017C-1, RB, 4.00%, 11/15/38 .... 6,495 6,538,313
Series 2024B, RB, 5.00%, 11/15/38 ..... 7,950 8,957,884
Series 2024B, RB, 5.00%, 11/15/39 ..... 25,000 28,050,677
Series 2017C-2, RB, 0.00%, 11/15/40
(a)
... 7,000 3,531,942
Series 2019C, RB, 5.00%, 11/15/40 ..... 4,500 4,773,195
Series A-1, RB, 5.00%, 11/15/40 ....... 3,975 3,990,935
Series 2015B, RB, 5.00%, 11/15/40 ..... 10,050 10,090,287
Series 2020A-1, RB, 4.00%, 11/15/42 (AGM) 2,500 2,507,087
Series 2017D, RB, 4.00%, 11/15/42 ..... 2,000 1,971,880
Series 2021A-2, RB, 4.00%, 11/15/42 .... 10,000 9,972,687
Series 2019C, RB, 5.00%, 11/15/43 (BAM) 1,000 1,052,575
Series 2020D-1, RB, 5.00%, 11/15/43 .... 16,750 17,771,000
Series 2021A-1, RB, 4.00%, 11/15/44 .... 3,500 3,464,220
Series 2020D-1, RB, 5.00%, 11/15/44 .... 17,000 17,979,712
Series 2024A, RB, 5.00%, 11/15/44 ..... 12,320 13,407,821
Series 2020E, RB, 4.00%, 11/15/45 ..... 10,905 10,761,285
Series 2015B, RB, 4.00%, 11/15/45 ..... 1,960 1,917,961
Series 2019C, RB, 4.00%, 11/15/45 (AGM) 1,280 1,273,832
Series 2020C-1, RB, 4.75%, 11/15/45 .... 8,500 8,790,792
Series 2024A, RB, 5.00%, 11/15/45 ..... 10,815 11,735,210
Series 2020B, RB, VRDN ( Royal Bank of
Canada LOC), 3.15%, 12/03/24
(b)
..... 8,160 8,160,000
Series 2017D, RB, 4.00%, 11/15/46 ..... 7,000 6,830,708
Series 2019C, RB, 4.00%, 11/15/46 (AGM) 3,500 3,475,097
Series 2020A-1, RB, 4.00%, 11/15/46 .... 9,650 9,498,513
Security
Par (000)
Par (000) Value
New York (continued)
Series 2021A-1, RB, 4.00%, 11/15/47 .... USD 5,000 $ 4,906,464
Series 2019C, RB, 4.00%, 11/15/47 (AGM) 3,500 3,465,283
Series 2024A, RB, 5.00%, 11/15/47 ..... 10,000 10,774,974
Series 2015E-1, RB, VRDN ( Barclays Bank
plc LOC), 3.15%, 12/03/24
(b)
........ 17,600 17,600,000
Series 2015E-3, RB, VRDN (Bank of America
NA LOC), 3.20%, 12/03/24
(b)
........ 5,900 5,900,000
Series 2020D-3, RB, 4.00%, 11/15/50 .... 9,000 8,777,819
Series 2020C-1, RB, 5.00%, 11/15/50 .... 28,880 30,028,812
Series A-1, RB, 5.00%, 11/15/51 ....... 1,500 1,535,241
Series 2020A-1, RB, 4.00%, 11/15/52 .... 1,035 1,005,873
Series 2019B, RB, 5.00%, 11/15/52 ..... 4,090 4,233,067
Series 2020C-1, RB, 5.25%,  11/15/55 .... 12,310 12,943,999
Series C-1, RB, 5.00%, 11/15/56 ....... 4,370 4,403,536
Series A-1, RB, 5.25%, 11/15/56 ....... 4,525 4,573,156
Series A-1, RB, 5.25%, 11/15/57 ....... 2,070 2,136,025
Metropolitan Transportation Authority Dedicated
Tax Fund
Series 2016A, RB, 5.25%, 11/15/29 ..... 10,700 11,197,123
Series 2012A, RB, 0.00%, 11/15/30
(a)
.... 9,645 7,895,334
Series B-2, RB, 5.00%, 11/15/33 ....... 6,940 7,264,693
Series B-1, RB, 5.00%, 11/15/35 ....... 1,000 1,045,159
Series B-1, RB, 5.00%, 11/15/36 ....... 15,000 15,493,470
Series B-2, RB, 5.00%, 11/15/37 ....... 12,700 13,106,770
Series B-2, RB, 5.00%, 11/15/38 ....... 2,745 2,830,320
Series 2022A, RB, 4.00%, 11/15/40 ..... 5,000 5,100,576
Series 2017A, RB, 5.00%, 11/15/42 ..... 5,000 5,146,086
Series 2024B-1, RB, 5.00%, 11/15/43 .... 10,000 11,211,794
Series 2022A, RB, 5.00%, 11/15/46 ..... 4,000 4,336,174
Series B-1, RB, 5.00%, 11/15/46 ....... 1,895 1,941,355
Series 2017A, RB, 5.00%, 11/15/47 ..... 4,770 4,889,626
Series 2024A, 5.00%, 11/15/49 ........ 6,785 7,461,308
Series B-1, RB, 5.25%, 11/15/57 ....... 1,000 1,032,684
Monroe County Industrial Development Corp.
Series 2023A, RB, 5.00%, 07/01/34 ..... 3,000 3,493,527
Series 2020A, RB, 4.00%, 07/01/50 ..... 32,280 32,209,391
Series 2023A, RB, 5.00%, 07/01/53 ..... 6,750 7,323,658
MTA Hudson Rail Yards Trust Obligations
Series 2016A, RB, 5.00%, 11/15/51 ..... 4,000 4,005,964
Series 2016A, RB, 5.00%, 11/15/56 ..... 10,000 10,014,659
Nassau County Interim Finance Authority
Series 2021A, RB, 5.00%,  11/15/30 ..... 2,500 2,852,424
Series 2021A, RB, 5.00%, 11/15/31 ..... 10,000 11,481,886
Series 2021A, RB, 5.00%, 11/15/32 ..... 5,015 5,746,931
Series 2021A, RB, 5.00%, 11/15/33 ..... 5,000 5,712,881
Series 2021A, RB, 4.00%,  11/15/34 ..... 2,210 2,373,582
Series 2021A, RB, 5.00%, 11/15/34 ..... 5,020 5,715,264
Series 2021A, RB, 4.00%, 11/15/35 ..... 945 1,010,700
Series 2021A, RB, 5.00%, 11/15/35 ..... 5,180 5,873,271
New York City Industrial Development Agency,
Series 2020A, RB, 4.00%, 03/01/45 (AGM) 1,600 1,589,812
New York City Municipal Water Finance Authority
Series 2020CC-2, RB, 5.00%, 06/15/25 ... 1,375 1,390,921
Series 2022CC-2, RB, 5.00%, 06/15/26 ... 2,750 2,751,684
Series 2020DD-2, RB, 5.00%, 06/15/27 ... 5,375 5,490,961
Series 2015FF, RB, 5.00%, 06/15/27 .... 1,335 1,349,169
Series 2022EE, RB, 5.00%, 06/15/28 .... 3,520 3,813,977
Series 2020GG-2, RB, 5.00%,  06/15/29 .. 13,500 14,397,461
Series 2020EE, RB, 5.00%, 06/15/30 .... 3,500 3,934,535
Series 2020DD-1, RB, 5.00%, 06/15/30 ... 2,000 2,248,306
Series 2015GG, RB, 5.00%, 06/15/31 .... 5,825 5,883,026
Series 2021DD, RB, 5.00%,  06/15/31 .... 4,280 4,888,603
Series 2018EE, RB, 5.00%, 06/15/32 .... 7,880 8,026,862
Series 2016, RB, 4.00%, 06/15/33 ...... 1,400 1,425,085
Series 2017EE, RB, 5.00%, 06/15/33 .... 3,945 4,149,689

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2019FF-2, RB, 5.00%,  06/15/35 ... USD 26,665 $ 28,949,143
Series 2019FF-2, RB, 4.00%, 06/15/36 ... 6,315 6,500,163
Series 2017EE, RB, 5.00%, 06/15/36 .... 2,000 2,096,855
Series 2017EE, RB, 5.25%, 06/15/36 .... 2,000 2,108,977
Series 2019FF-2, RB, 4.00%,  06/15/37 ... 9,245 9,476,169
Series 2016, RB, 4.00%, 06/15/37 ...... 11,855 11,976,252
Series 2015HH, RB, 5.00%, 06/15/37 .... 9,860 9,942,726
Series 2015GG, RB, 5.00%, 06/15/37 .... 1,815 1,830,228
Series 2019DD-1, RB, 5.00%,  06/15/37 ... 2,720 2,881,653
Series 2018FF, RB, 5.00%, 06/15/38 .... 1,000 1,057,797
Series 2022EE, RB, 4.00%, 06/15/39 .... 2,000 2,070,703
Series 2019EE-1, RB, 5.00%, 06/15/39 ... 5,000 5,386,682
Series 2022EE, RB, 5.00%,  06/15/39 .... 6,250 7,041,697
Series 2018FF, RB, 5.00%, 06/15/39 .... 5,750 6,068,463
Series 2015FF, RB, 5.00%, 06/15/39 .... 14,135 14,239,008
Series 2015GG, RB, 5.00%, 06/15/39 .... 5,780 5,822,530
Series 2021AA-2, RB, 3.00%,  06/15/40 ... 8,470 7,683,625
Series 2020AA, RB, 4.00%, 06/15/40 .... 7,295 7,409,060
Series 2019EE-2, RB, 4.00%, 06/15/40 ... 6,500 6,592,341
Series 2020AA, RB, 5.00%, 06/15/40 .... 2,480 2,673,597
Series 2018FF, RB, 5.00%,  06/15/40 .... 7,935 8,361,288
Series 2019EE-2, RB, 5.00%, 06/15/40 ... 2,010 2,161,163
Series 2018EE, RB, 5.00%, 06/15/40 .... 6,650 6,988,835
Series 2018DD-2, RB, 5.00%, 06/15/40 ... 2,500 2,627,382
Series 2019FF-2, RB, 4.00%,  06/15/41 ... 4,590 4,639,628
Series 2020FF, RB, 4.00%, 06/15/41 .... 1,000 1,016,468
Series 2020DD-3, RB, 4.00%, 06/15/41 ... 6,955 7,069,538
Series 2020FF, RB, 5.00%, 06/15/41 .... 1,000 1,081,958
Series 2021BB-2, RB, 4.00%,  06/15/42 ... 12,505 12,663,271
Series 2020DD-3, RB, 4.00%, 06/15/42 ... 4,500 4,551,476
Series 2020CC-2, RB, 4.00%, 06/15/42 ... 11,000 11,090,355
Series 2021AA-2, RB, 4.00%, 06/15/42 ... 3,420 3,463,286
Series 2020EE, RB, 4.00%,  06/15/42 .... 5,000 5,057,195
Series DD-1, RB, VRDN (TD Bank NA SBPA),
3.15%, 12/03/24
(b)
............... 19,475 19,475,000
Series 2021AA-2, RB, 4.00%, 06/15/43 ... 10,000 10,092,838
Series 2022BB-1, RB, 3.00%, 06/15/44 ... 10,695 9,229,038
Series 2011FF-2, RB, VRDN (JPMorgan
Chase Bank NA SBPA), 3.25%, 12/03/24
(b)
17,000 17,000,000
Series 2022EE, RB, 4.00%, 06/15/45 .... 5,000 5,028,495
Series 2022BB-1, RB, 4.00%, 06/15/45 ... 5,450 5,479,264
Series 2022EE, RB, 5.00%, 06/15/45 .... 28,895 31,041,093
Series 2013AA-2, RB, VRDN (Barclays Bank
plc SBPA), 2.80%, 12/05/24
(b)
....... 35,500 35,500,000
Series 2017AA, RB, 4.00%, 06/15/46 .... 3,275 3,242,379
Series BB-1, RB, 4.00%, 06/15/46 ...... 5,000 5,000,464
Series 2023DD, RB, 4.13%, 06/15/46 .... 3,500 3,549,335
Series CC-1, RB, 5.00%, 06/15/46 ...... 14,800 15,084,949
Series 2023DD, RB, 5.25%, 06/15/46 .... 5,000 5,579,971
Series 2013BB, RB, 4.00%, 06/15/47 .... 18,165 18,049,231
Series 2023DD, RB, 4.13%, 06/15/47 .... 5,000 5,064,525
Series 2017DD, RB, 5.00%, 06/15/47 .... 19,590 20,100,880
Series 2023AA-3, RB, 5.00%, 06/15/47 ... 2,595 2,828,894
Series 2024BB-2, RB, 5.25%, 06/15/47 ... 43,315 48,561,079
Series 2017DD, RB, 5.25%, 06/15/47 .... 7,735 7,989,686
Series 2016AA-1, RB, VRDN (Bank of
America NA SBPA), 3.20%, 12/03/24
(b)
. 8,025 8,025,000
Series DD-1, RB, 4.00%, 06/15/48 ...... 8,830 8,657,436
Series DD-1, RB, 5.00%,  06/15/48 ...... 40,855 42,525,504
Series 2018CC-1, RB, 5.00%, 06/15/48 ... 26,130 27,030,199
Series 2020GG-1, RB, 5.00%, 06/15/48 .. 18,695 19,875,761
Series 2022AA-1, RB, 5.00%, 06/15/48 ... 9,040 9,710,412
Series 2020CC-1, RB, 4.00%, 06/15/49 ... 7,930 7,836,339
Series 2020BB-1, RB, 4.00%, 06/15/49 ... 12,000 11,858,269
Series 2019DD-1, RB, 4.00%, 06/15/49 ... 3,860 3,790,891
Security
Par (000)
Par (000) Value
New York (continued)
Series 2019FF-1, RB, 4.00%, 06/15/49 ... USD 10,000 $ 9,881,891
Series 2020BB-1, RB, 5.00%, 06/15/49 ... 31,975 33,891,492
Series 2019FF-1, RB, 5.00%, 06/15/49 ... 3,500 3,694,718
Series 2020CC-1, RB, 5.00%, 06/15/49 ... 1,500 1,589,906
Series 2021BB-1, RB, 3.00%, 06/15/50 ... 8,780 7,222,375
Series AA-1, RB, VRDN (JPMorgan Chase
Bank NA SBPA), 3.25%, 12/03/24
(b)
... 7,765 7,765,000
Series 2021AA-1, RB, 4.00%, 06/15/50 ... 15,500 15,452,686
Series 2020GG-1, RB, 4.00%, 06/15/50 .. 11,500 11,456,652
Series 2020GG-1, RB, 5.00%, 06/15/50 .. 8,445 8,958,335
Series BB, RB, VRDN (TD Bank NA SBPA),
2.80%, 12/05/24
(b)
............... 37,025 37,025,000
Series 2021CC-1, RB, 4.00%, 06/15/51 ... 1,750 1,737,921
Series 2022AA-1, RB, 4.00%, 06/15/51 ... 8,250 8,193,056
Series 2025AA, Sub-Series AA-1, RB,
5.00%, 06/15/51 ................ 19,500 21,470,186
Series 2021CC-1, RB, 5.00%, 06/15/51 ... 5,530 5,916,561
Series 2023CC, RB, VRDN (Barclays Bank
plc SBPA), 3.15%, 12/03/24
(b)
....... 56,470 56,470,000
Series 2025AA, RB, 4.00%, 06/15/54 .... 12,700 12,537,995
Series 2024CC-1, RB, 5.25%, 06/15/54 ... 21,275 23,759,424
Series 2024BB-1, RB, 5.25%, 06/15/54 ... 21,290 23,666,675
New York City Transitional Finance Authority
Series 2013A-6, RB, 5.00%, 08/01/27 .... 2,420 2,570,635
Series 2024D-1, RB, 5.00%, 11/01/29 .... 8,075 8,951,007
Series 2025C, Sub-Series C-1, RB,
5.00%, 05/01/30 ................ 3,000 3,347,666
Series 2025A, Sub-Series A-1, RB,
5.00%, 11/01/31 ................ 20,000 22,792,626
Series 2024D-1, RB, 5.00%, 11/01/33 .... 8,000 9,300,037
Series 2024D-1, RB, 5.00%, 11/01/34 .... 10,000 11,666,051
Series 2024B, RB, 5.00%, 05/01/35 ..... 5,000 5,774,760
Series 2024D-1, RB, 5.00%, 11/01/35 .... 10,000 11,600,848
Series 2025B, Sub-Series B-1, RB,
5.00%, 11/01/36 ................ 4,920 5,703,545
Series 2025A, Sub-Series A-1, RB,
5.00%, 11/01/36 ................ 2,600 3,014,068
Series 2024D-1, RB, 5.00%, 11/01/36 .... 5,200 5,992,169
Series 2024D-1, RB, 5.00%, 11/01/37 .... 7,500 8,612,851
Series 2025B, Sub-Series B-1, RB,
5.00%, 11/01/38 ................ 10,105 11,644,686
Series 2025A, Sub-Series A-1, RB,
5.00%, 11/01/38 ................ 11,000 12,676,056
Series 2024B, RB, 5.00%, 05/01/39 ..... 1,500 1,705,457
Series 2024D-1, RB, 5.00%, 11/01/39 .... 5,850 6,689,831
Series F-1, RB, 4.00%, 02/01/40 ....... 600 594,294
Series 2024B, RB, 5.00%, 05/01/40 ..... 2,500 2,837,326
Series 2025D, RB, 5.00%, 05/01/41 ..... 7,265 8,278,953
Series 2025C, Sub-Series C-1, RB,
5.00%, 05/01/41 ................ 3,000 3,418,700
Series 2025D, RB, 5.00%, 05/01/42 ..... 2,000 2,269,665
Series 2024G-1, RB, 5.00%, 05/01/43 .... 4,000 4,491,220
Series 2024B, RB, 5.00%, 05/01/43 ..... 3,000 3,351,690
Series 2024B, RB, 5.50%, 05/01/44 ..... 2,000 2,315,419
Series 2024F-1, RB, 5.00%, 02/01/45 .... 8,045 8,903,466
Series 2024G-1, RB, 5.00%, 05/01/45 .... 11,000 12,200,918
Series 2025D, RB, 5.00%, 05/01/46 ..... 9,925 10,991,151
Series 2025C, Sub-Series C-1, RB,
5.00%, 05/01/46 ................ 5,000 5,537,104
Series 2024F-1, RB, 5.00%, 02/01/47 .... 30,090 33,023,664
Series 2025C, Sub-Series C-1, RB,
5.00%, 05/01/47 ................ 10,000 11,041,290
Series 2024G-1, RB, 5.00%, 05/01/47 .... 12,250 13,471,811
Series 2024B, RB, 5.50%, 05/01/47 ..... 2,500 2,852,559
Series 2024F-1, RB, 5.00%, 02/01/48 .... 9,575 10,482,630

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2024C, RB, 5.25%, 05/01/48 ..... USD 6,855 $ 7,646,192
Series 2024G, Sub-Series G-1, RB,
5.25%, 05/01/49 ................ 2,405 2,689,896
Series 2024G-1, RB, 5.00%, 05/01/52 .... 3,400 3,715,232
Series 2025, Sub-Series C-4, RB, VRDN
(Sumitomo Mitsui Banking Corp. LOC),
2.85%, 12/05/24
(b)
............... 6,000 6,000,000
Series 2024B, RB, 4.38%, 05/01/53 ..... 25,000 25,421,415
New York City Transitional Finance Authority
Building Aid
Series 2019S-2A, RB, 5.00%, 07/15/25
(SAW) ....................... 2,465 2,494,534
Series 2018S-4A, RB, 5.00%, 07/15/25
(SAW) ....................... 1,850 1,874,296
Series 2015S-2, RB, 5.00%, 07/15/28 (SAW) 10,100 10,221,531
Series S-1, RB, 5.00%, 07/15/29 (SAW) .. 3,000 3,169,711
Series 2016S-1, RB, 5.00%, 07/15/29 (SAW) 4,770 4,884,967
Series 2015S-1, RB, 5.00%, 07/15/31 (SAW) 11,050 11,074,088
Series 2019S-3A, RB, 5.00%,  07/15/31
(SAW) ....................... 8,295 8,926,869
Series 2018S-4A, RB, 5.00%, 07/15/31
(SAW) ....................... 2,500 2,690,437
Series S-2, RB, 5.00%, 07/15/31 (SAW) .. 2,025 2,133,943
Series 2016S-1, RB, 5.00%, 07/15/32 (SAW) 5,000 5,108,267
Series 2022S-1A, RB, 5.00%, 07/15/32
(SAW) ....................... 1,500 1,707,647
Series 2018S-4A, RB, 5.00%, 07/15/32
(SAW) ....................... 2,750 2,954,920
Series 2022S-1A, RB, 5.00%, 07/15/33
(SAW) ....................... 6,250 7,101,471
Series 2015S-2, RB, 5.00%, 07/15/33 (SAW) 2,000 2,021,478
Series 2022S-1A, RB, 4.00%, 07/15/34
(SAW) ....................... 1,000 1,053,532
Series 2015S-2, RB, 5.00%, 07/15/34 (SAW) 7,500 7,578,694
Series 2019S-2A, RB, 5.00%, 07/15/34
(SAW) ....................... 3,000 3,208,899
Series 2022S-1A, RB, 4.00%,  07/15/35
(SAW) ....................... 16,175 16,935,825
Series 2019S-2A, RB, 5.00%, 07/15/35
(SAW) ....................... 3,000 3,200,776
Series 2015S-1, RB, 5.00%, 07/15/35 (SAW) 1,500 1,502,723
Series S-1, RB, 5.00%, 07/15/35 (SAW) .. 8,425 8,833,934
Series 2019S-3A, RB, 5.00%, 07/15/35
(SAW) ....................... 5,000 5,334,627
Series 2015S-2, RB, 5.00%, 07/15/35 (SAW) 1,500 1,514,448
Series 2019S-2A, RB, 4.00%, 07/15/36
(SAW) ....................... 2,000 2,035,375
Series 2019S-3A, RB, 5.00%, 07/15/36
(SAW) ....................... 5,000 5,319,919
Series 2015S-1, RB, 5.00%, 07/15/36 (SAW) 10,000 10,016,576
Series 2015S-2, RB, 5.00%, 07/15/36 (SAW) 1,500 1,513,251
Series 2019S-3A, RB, 5.00%, 07/15/37
(SAW) ....................... 1,000 1,061,653
Series 2018S-4A, RB, 5.00%, 07/15/37
(SAW) ....................... 5,200 5,520,596
Series 2022S-1A, RB, 3.00%, 07/15/38
(SAW) ....................... 9,000 8,486,775
Series 2019S-3A, RB, 4.00%, 07/15/38
(SAW) ....................... 2,500 2,534,516
Series 2022, Sub-Series S-1A, RB,
3.00%, 07/15/39 (SAW) ........... 1,535 1,426,264
Series 2015S-1, RB, 5.00%, 07/15/40 (SAW) 1,000 1,001,415
Series 2015S-2, RB, 5.00%, 07/15/40 (SAW) 6,240 6,287,477
Series 2015S-1, RB, 5.00%, 07/15/43 (SAW) 1,170 1,171,457
Series 2018S-3, RB, 5.00%,  07/15/43 (SAW) 6,250 6,579,640
Security
Par (000)
Par (000) Value
New York (continued)
Series 2016S-1, RB, 5.00%, 07/15/43 (SAW) USD 12,900 $ 13,099,422
Series 2019S-1, RB, 5.00%, 07/15/43 (SAW) 10,710 11,274,871
Series 2020S-1, RB, 3.00%, 07/15/49 (SAW) 1,375 1,119,993
New York City Transitional Finance Authority
Future Tax Secured
Series 2023E-1, RB, 5.00%, 11/01/25 .... 14,775 15,064,340
Series 2021F-1, RB, 5.00%, 11/01/25 .... 17,475 17,817,215
Series C, RB, 5.00%, 11/01/25 ......... 2,075 2,115,635
Series C, RB, 5.00%, 11/01/26 ......... 4,355 4,547,053
Series 2022A-1, RB, 5.00%, 11/01/26 .... 2,240 2,338,783
Series 2020B-1, RB, 5.00%, 11/01/26 .... 1,245 1,299,904
Series 2021F-1, RB, 5.00%, 11/01/26 .... 1,210 1,263,360
Series 2022B-1, RB, 5.00%, 08/01/27 .... 2,960 3,144,247
Series 2015C, RB, 5.00%, 11/01/27 ..... 5,145 5,193,425
Series 2021A, RB, 5.00%, 11/01/27 ..... 3,920 4,187,709
Series 2022A-1, RB, 5.00%, 11/01/27 .... 4,620 4,935,515
Series 2022D-1, RB, 5.00%, 11/01/27 .... 5,000 5,341,466
Series C, RB, 5.00%, 11/01/27 ......... 1,100 1,122,771
Series 2016A-1, RB, 5.00%, 08/01/28 .... 2,400 2,432,030
Series C, RB, 5.00%, 11/01/28 ......... 1,000 1,018,334
Series 2021F-1, RB, 5.00%, 11/01/28 .... 19,530 21,299,492
Series 2021A, RB, 5.00%, 11/01/28 ..... 3,000 3,271,811
Series 2023E-1, RB, 5.00%, 11/01/28 .... 12,010 13,098,152
Series 2018-1, RB, 5.00%, 11/01/28 ..... 6,000 6,347,387
Series 2013A-6, RB, 5.00%, 08/01/29 .... 5,560 6,135,503
Series 2016A-1, RB, 5.00%, 08/01/29 .... 5,000 5,064,414
Series 2023E-1, RB, 5.00%, 11/01/29 .... 9,700 10,752,293
Series 2021A, RB, 5.00%, 11/01/29 ..... 7,715 8,551,953
Series 2022D-1, RB, 5.00%, 11/01/29 .... 6,860 7,604,199
Series C, RB, 5.00%, 11/01/29 ......... 7,270 7,612,614
Series 2016E-1, RB, 5.00%, 02/01/30 .... 1,440 1,468,977
Series 2018B-1, RB, 5.00%, 08/01/30 .... 1,000 1,051,257
Series 2023B-1, RB, 5.00%, 11/01/30 .... 4,000 4,499,719
Series 2016E-1, RB, 5.00%, 02/01/31 .... 1,000 1,019,547
Series 2015E-1, RB, 5.00%, 02/01/31 .... 2,250 2,256,858
Series 2021C-1, RB, 5.00%, 05/01/31 .... 3,500 3,920,440
Series 2017F-1, RB, 5.00%, 05/01/31 .... 5,000 5,227,190
Series B, RB, 5.00%, 08/01/31 ......... 3,500 3,601,804
Series 2016A-1, RB, 5.00%, 08/01/31 .... 1,300 1,315,975
Series 2017E-1, RB, 5.00%, 02/01/32 .... 3,100 3,222,334
Series 2017A-1, RB, 5.00%, 05/01/32 .... 3,380 3,459,605
Series 2017F-1, RB, 5.00%, 05/01/32 .... 3,250 3,394,035
Series B, RB, 5.00%, 08/01/32 ......... 1,760 1,809,750
Series 2021A, RB, 5.00%, 11/01/32 ..... 3,035 3,385,608
Series 2022D-1, RB, 5.00%,  11/01/32 .... 5,025 5,738,175
Series 2017E-1, RB, 5.00%, 02/01/33 .... 1,000 1,038,546
Series 2015E-1, RB, 5.00%, 02/01/33 .... 1,710 1,714,871
Series 2018C-2, RB, 5.00%, 05/01/33 .... 13,990 14,823,966
Series 2018A-2, RB, 5.00%,  08/01/33 .... 3,570 3,741,261
Series 2018B-1, RB, 5.00%, 08/01/33 .... 1,000 1,047,972
Series 2021A, RB, 5.00%, 11/01/33 ..... 3,055 3,398,430
Series 2021F-1, RB, 5.00%, 11/01/33 .... 2,500 2,803,035
Series 2022A-1, RB, 5.00%,  11/01/33 .... 3,000 3,389,261
Series 2017E-1, RB, 5.00%, 02/01/34 .... 4,595 4,767,733
Series 2016E-1, RB, 5.00%, 02/01/34 .... 5,430 5,526,784
Series 2015E-1, RB, 5.00%, 02/01/34 .... 1,000 1,002,799
Series 2024A-1, RB, 5.00%,  05/01/34 .... 6,000 6,916,590
Series 2017A-1, RB, 5.00%, 05/01/34 .... 3,010 3,076,700
Series B-1, RB, 5.00%, 08/01/34 ....... 1,000 1,061,434
Series 2019A-1, RB, 5.00%, 08/01/34 .... 2,030 2,154,711
Series 2019C-1, RB, 5.00%,  11/01/34 .... 4,000 4,302,781
Series 2022A-1, RB, 5.00%, 11/01/34 .... 5,335 6,011,459
Series 2020B-1, RB, 5.00%, 11/01/34 .... 1,000 1,083,633
Series 2015E-1, RB, 5.00%, 02/01/35 .... 2,630 2,636,923
Series 2020A-2, RB, 5.00%,  05/01/35 .... 1,235 1,327,326

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2018B-1, RB, 4.00%, 08/01/35 .... USD 1,605 $ 1,630,956
Series 2016A-1, RB, 5.00%, 08/01/35 .... 1,670 1,687,877
Series 2018A-2, RB, 5.00%, 08/01/35 .... 2,165 2,263,736
Series B-1, RB, 5.00%,  08/01/35 ....... 3,000 3,180,695
Series 2020B-1, RB, 5.00%, 11/01/35 .... 8,500 9,189,502
Series B-1, RB, 5.00%, 11/01/35 ....... 2,475 2,511,180
Series 2021C-1, RB, 4.00%, 05/01/36 .... 5,000 5,196,179
Series 2020C-1, RB, 4.00%,  05/01/36 .... 5,000 5,196,179
Series 2020A-2, RB, 5.00%, 05/01/36 .... 5,000 5,364,151
Series 2017F-1, RB, 5.00%, 05/01/36 .... 3,210 3,338,091
Series B, RB, 5.00%, 08/01/36 ......... 9,000 9,216,168
Series 2022A-1, RB, 4.00%,  11/01/36 .... 5,005 5,223,632
Series 2021A, RB, 5.00%, 11/01/36 ..... 16,345 17,992,633
Series 2017E-1, RB, 5.00%, 02/01/37 .... 2,685 2,777,583
Series 2016E-1, RB, 5.00%, 02/01/37 .... 5,135 5,214,760
Series 2020C-1, RB, 4.00%,  05/01/37 .... 4,750 4,918,085
Series 2017F-1, RB, 4.00%, 05/01/37 .... 6,935 7,010,622
Series 2021C-1, RB, 5.00%, 05/01/37 .... 11,385 12,521,565
Series 2020A-2, RB, 5.00%, 05/01/37 .... 2,500 2,673,506
Series B, RB, 4.00%,  08/01/37 ......... 1,080 1,086,106
Series 2019A-1, RB, 5.00%, 08/01/37 .... 1,560 1,652,365
Series 2016A-1, RB, 5.00%, 08/01/37 .... 2,500 2,523,144
Series B-1, RB, 5.25%, 08/01/37 ....... 3,000 3,205,458
Series 2021A, RB, 3.00%,  11/01/37 ..... 2,000 1,874,433
Series 2019C-1, RB, 4.00%, 11/01/37 .... 11,000 11,217,641
Series 2023B-1, RB, 5.25%, 11/01/37 .... 2,000 2,297,444
Series 2023D-1, RB, 5.25%, 11/01/37 .... 3,375 3,876,936
Series 2020C-1, RB, 4.00%,  05/01/38 .... 9,000 9,282,859
Series 2024A-1, RB, 5.00%, 05/01/38 .... 1,000 1,133,422
Series 2023A-1, RB, 4.00%, 08/01/38 .... 1,500 1,557,593
Series B, RB, 5.00%, 08/01/38 ......... 9,000 9,201,517
Series 2019C-1, RB, 4.00%,  11/01/38 .... 1,000 1,015,671
Series 2021D-1, RB, 4.00%, 11/01/38 .... 11,875 12,232,411
Series 2023B-1, RB, 5.25%, 11/01/38 .... 1,000 1,147,232
Series 2022C-1, RB, 4.00%, 02/01/39 .... 2,960 3,054,741
Series 2021E-1, RB, 4.00%,  02/01/39 .... 3,000 3,085,668
Series 2020A-2, RB, 5.00%, 05/01/39 .... 3,385 3,604,550
Series 2024A-1, RB, 5.00%, 05/01/39 .... 2,005 2,266,202
Series 2017F-1, RB, 5.00%, 05/01/39 .... 11,400 11,816,347
Series C-3, RB, 5.00%,  05/01/39 ....... 7,015 7,388,921
Series 2011A-4, RB, VRDN (Barclays Bank
plc SBPA), 3.15%, 12/03/24
(b)
....... 4,800 4,800,000
Series 2022B-1, RB, 4.00%, 08/01/39 .... 6,500 6,700,688
Series 2021A, RB, 3.00%, 11/01/39 ..... 2,000 1,829,162
Series 2021D-1, RB, 4.00%, 11/01/39 .... 4,000 4,111,472
Series 2019C-1, RB, 4.00%, 11/01/39 .... 10,135 10,268,164
Series 2023E-1, RB, 5.00%, 11/01/39 .... 16,135 18,236,994
Series 2021E-1, RB, 4.00%, 02/01/40 .... 2,500 2,551,368
Series 2022F-1, RB, 5.00%, 02/01/40 .... 1,350 1,500,683
Series 2016E-1, RB, 5.00%, 02/01/40 .... 4,150 4,207,349
Series 2017E-1, RB, 5.00%, 02/01/40 .... 7,500 7,736,194
Series 2020C-1, RB, 4.00%, 05/01/40 .... 1,000 1,019,751
Series 2021C-1, RB, 4.00%, 05/01/40 .... 5,000 5,098,753
Series 2024A-1, RB, 5.00%, 05/01/40 .... 2,000 2,256,683
Series C-3, RB, 5.00%, 05/01/40 ....... 6,260 6,582,768
Series 2017A-1, RB, 5.00%, 05/01/40 .... 3,200 3,254,498
Series 2018A-3, RB, 5.00%, 08/01/40 .... 5,000 5,194,845
Series 2019C-1, RB, 4.00%, 11/01/40 .... 18,370 18,526,621
Series 2015E-1, RB, 5.00%, 02/01/41 .... 15,650 15,681,841
Series 2022F-1, RB, 5.00%, 02/01/41 .... 3,665 4,051,334
Series 2020A-3, RB, 4.00%, 05/01/41 .... 25,880 26,041,701
Series 2021C-1, RB, 4.00%, 05/01/41 .... 2,000 2,029,989
Series C-3, RB, 5.00%, 05/01/41 ....... 2,000 2,100,299
Series 2016, RB, VRDN (Bank of America NA
SBPA), 3.20%, 12/03/24
(b)
.......... 28,860 28,860,000
Security
Par (000)
Par (000) Value
New York (continued)
Series 2019A-1, RB, 4.00%, 08/01/41 .... USD 2,000 $ 2,009,963
Series 2018A-3, RB, 5.00%, 08/01/41 .... 5,000 5,193,500
Series 2020B-1, RB, 4.00%, 11/01/41 .... 1,000 1,006,663
Series 2022C-1, RB, 4.00%,  02/01/42 .... 4,230 4,283,212
Series 2021E-1, RB, 4.00%, 02/01/42 .... 5,000 5,055,076
Series 2021C-1, RB, 4.00%, 05/01/42 .... 7,770 7,852,593
Series C-3, RB, 4.00%, 05/01/42 ....... 5,780 5,797,951
Series 2020A-3, RB, 4.00%,  05/01/42 .... 10,795 10,820,237
Series 2019, Sub-Series B-4, RB, VRDN
(JPMorgan Chase Bank NA SBPA),
3.25%, 12/03/24
(b)
............... 1,000 1,000,000
Series 2018B-1, RB, 4.00%, 08/01/42 .... 4,155 4,146,112
Series 2018A-3, RB, 4.00%, 08/01/42 .... 4,750 4,739,839
Series 2022B-1, RB, 4.00%, 08/01/42 .... 7,710 7,801,015
Series 2019A-1, RB, 5.00%, 08/01/42 .... 3,040 3,196,811
Series 2023A-1, RB, 5.25%, 08/01/42 .... 6,425 7,229,964
Series 2019C-1, RB, 4.00%, 11/01/42 .... 9,540 9,558,012
Series 2020B-1, RB, 4.00%, 11/01/42 .... 5,750 5,764,538
Series 2021E-1, RB, 4.00%, 02/01/43 .... 4,000 4,035,490
Series 2022F-1, RB, 5.00%, 02/01/43 .... 1,000 1,097,180
Series 2017E-1, RB, 5.00%, 02/01/43 .... 2,820 2,901,939
Series 2021C-1, RB, 4.00%, 05/01/43 .... 5,000 5,044,614
Series C-3, RB, 4.00%, 05/01/43 ....... 5,000 5,006,945
Series 2020A-3, RB, 4.00%, 05/01/43 .... 2,955 2,959,041
Series 2021D-1, RB, 4.00%, 11/01/43 .... 13,000 13,118,442
Series 2017E-1, RB, 4.00%, 02/01/44 .... 2,195 2,196,842
Series 2020A-3, RB, 4.00%, 05/01/44 .... 11,000 11,007,161
Series 2017F-1, RB, 4.00%, 05/01/44 .... 1,000 996,883
Series 2015E-4, RB, VRDN ( Bank of America
NA SBPA), 3.20%, 12/03/24
(b)
....... 10,760 10,760,000
Series 2016E-4, RB, VRDN (JPMorgan
Chase Bank NA SBPA), 3.25%, 12/03/24
(b)
16,655 16,655,000
Series 2015E-3, RB, VRDN (JPMorgan
Chase Bank NA SBPA), 3.25%, 12/03/24
(b)
41,870 41,870,000
Series 2023F-1, RB, 5.00%, 02/01/45 .... 20,000 21,933,804
Series 2020C-1, RB, 4.00%, 05/01/45 .... 5,250 5,261,452
Series 2019A-4, RB, VRDN (JPMorgan
Chase Bank NA SBPA), 3.25%, 12/03/24
(b)
30,100 30,100,000
Series 2022B-1, RB, 4.00%, 08/01/45 .... 18,165 18,208,885
Series 2022B-1, RB, 5.00%, 08/01/45 .... 16,000 17,298,529
Series 2018B-1, RB, 5.00%, 08/01/45 .... 3,500 3,621,378
Series 2023A-1, RB, 5.00%, 08/01/45 .... 3,140 3,428,112
Series 2020B-1, RB, 4.00%, 11/01/45 .... 31,680 31,709,443
Series 2023D-1, RB, 5.50%, 11/01/45 .... 7,650 8,687,696
Series 2021E-1, RB, 4.00%, 02/01/46 .... 30,580 30,628,399
Series 2022C-1, RB, 4.00%, 02/01/47 .... 26,305 26,332,960
Series 2021D-1, RB, 4.00%, 11/01/47 .... 8,725 8,733,715
Series 2020B-1, RB, 4.00%, 11/01/47 .... 4,000 3,999,220
Series 2023A-1, RB, 4.00%, 08/01/48 .... 14,595 14,559,709
Series 2022B-1, RB, 4.00%, 08/01/48 .... 1,750 1,745,769
Series 2023D-1, RB, 5.25%, 11/01/48 .... 17,985 19,860,332
Series 2021E-1, RB, 4.00%, 02/01/49 .... 1,000 995,135
Series 2021D-1, RB, 3.00%, 11/01/50 .... 3,675 2,949,948
Series 2021E-1, RB, 3.00%, 02/01/51 .... 3,030 2,427,310
Series 2023F-1, RB, 4.00%, 02/01/51 .... 7,245 7,170,263
Series 2022F-1, RB, 4.00%, 02/01/51 .... 5,425 5,367,551
Series 2022C-1, RB, 5.00%, 02/01/51 .... 10,000 10,742,124
Series 2024A-1, RB, 4.00%, 05/01/53 .... 3,000 2,926,975
New York Convention Center Development Corp.
Series 2015, RB, 5.00%, 11/15/40 ...... 1,500 1,514,511
Series 2015, RB, 5.00%, 11/15/45 ...... 1,000 1,008,215
Series A, RB, 0.00%, 11/15/47
(a)
........ 2,500 903,590
Series A, RB, 0.00%, 11/15/55
(a)
........ 2,500 615,500
New York Power Authority
Series 2022A, RB, 5.00%, 11/15/28 (AGM) 1,000 1,091,382

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2022A, RB, 5.00%, 11/15/32 (AGM) USD 1,000 $ 1,143,881
Series 2022A, RB, 4.00%, 11/15/37 (AGM) 500 526,441
Series 2022A, RB, 4.00%, 11/15/41 (AGM) 2,000 2,054,667
Series 2024A, RB, 5.00%, 11/15/42 ..... 2,000 2,292,421
Series 2020A, RB, 4.00%, 11/15/45 ..... 10,555 10,554,566
Series 2020A, RB, 4.00%, 11/15/50 ..... 32,950 32,776,222
Series 2022A, RB, 4.00%, 11/15/52 (AGM) 12,825 12,826,331
Series 2020A, RB, 4.00%, 11/15/55 ..... 9,090 8,962,862
Series 2020A, RB, 3.25%, 11/15/60 ..... 1,000 807,809
Series 2020A, RB, 4.00%, 11/15/60 ..... 18,210 17,835,613
Series 2022A, RB, 4.00%, 11/15/61 (AGM) 5,000 4,971,333
New York State Dormitory Authority
Series 2016D, RB, 5.00%, 02/15/25 ..... 1,525 1,531,181
Series 2017A, RB, 5.00%, 02/15/25 ..... 1,640 1,646,647
Series 2017B-1, RB, 5.00%, 02/15/25 .... 2,525 2,535,235
Series 2019D, RB, 5.00%, 02/15/25 ..... 1,245 1,250,046
Series 2015B, RB, 5.00%, 02/15/25 ..... 1,190 1,194,823
Series 2019A, RB, 5.00%, 03/15/25 ..... 1,000 1,005,823
Series 2015A, RB, 5.00%, 03/15/25 ..... 7,005 7,044,906
Series 2019D, RB, 5.00%, 02/15/26 ..... 5,020 5,158,472
Series 2016D, RB, 5.00%, 02/15/26 ..... 5,000 5,131,566
Series 2015A, RB, 5.00%, 03/15/26 ..... 4,030 4,053,465
Series 2005B, RB, 5.50%, 03/15/26 (AMBAC) 1,105 1,144,703
Series 2015A, RB, 5.00%, 03/15/27 ..... 1,365 1,372,948
Series 2005B, RB, 5.50%, 03/15/27 (AMBAC) 2,335 2,486,010
Series 1998A, RB, 5.75%, 07/01/27 (NPFGC) 235 244,742
Series 2015B, RB, 5.00%, 03/15/28 ..... 2,000 2,034,441
Series 2015A, RB, 5.00%, 03/15/28 ..... 3,500 3,520,379
Series 2018A, RB, 5.00%, 03/15/28 ..... 5 5,383
Series 2005B, RB, 5.50%, 03/15/28 (AMBAC) 6,505 7,109,707
Series 2024A, RB, 5.00%, 07/01/28 ..... 25,000 26,637,010
Series 2017B-2, RB, 5.00%, 02/15/29 .... 11,700 12,438,227
Series 2019D, RB, 5.00%, 02/15/29 ..... 9,705 10,639,784
Series 2019A, RB, 5.00%, 03/15/29 ..... 2,510 2,756,124
Series 2022A, RB, 5.00%, 03/15/29 ..... 5,000 5,490,288
Series 2020A, RB, 5.00%, 03/15/29 ..... 7,950 8,729,557
Series 2018E, RB, 5.00%, 03/15/29 ..... 5,200 5,658,873
Series 2017A, RB, 5.00%, 02/15/30 ..... 4,000 4,155,888
Series 2016A, RB, 5.00%, 03/15/30 ..... 5,910 6,107,340
Series 2022A, RB, 5.00%, 03/15/30 ..... 5,000 5,580,636
Series 2023A, RB, 5.00%, 03/15/30 ..... 17,535 19,571,289
Series 2020A, RB, 5.00%, 03/15/30 ..... 5,000 5,580,635
Series 2015A, RB, 5.00%, 03/15/30 ..... 2,700 2,712,592
Series 2021E, RB, 5.00%, 03/15/30 ..... 19,205 21,435,221
Series 2021A, RB, 5.00%, 03/15/30 ..... 9,965 11,122,207
Series 2019A, RB, 5.00%, 10/01/30 (SAW) 1,000 1,051,696
Series 2017B-2, RB, 5.00%, 02/15/31 .... 2,000 2,091,093
Series 2015B, RB, 5.00%, 02/15/31 ..... 8,935 8,963,269
Series 2017A, RB, 5.00%, 02/15/31 ..... 5,000 5,188,371
Series 2023A, RB, 5.00%, 03/15/31 ..... 31,125 35,282,653
Series 2018A, RB, 5.00%, 03/15/31 ..... 3,265 3,477,620
Series 2024A, RB, 5.00%, 03/15/31 ..... 2,570 2,913,299
Series 2022A, RB, 5.00%, 03/15/31 ..... 10,000 11,335,792
Series 2019A, RB, 5.00%, 03/15/31 ..... 1,200 1,303,029
Series 2015B, RB, 5.00%, 03/15/31 ..... 1,800 1,822,917
Series 2015E, RB, 5.00%, 03/15/31 ..... 24,195 24,495,499
Series 2017A, RB, 5.00%, 02/15/32 ..... 7,050 7,306,466
Series 2017B-2, RB, 5.00%, 02/15/32 .... 1,200 1,253,072
Series 2015A, RB, 4.00%, 03/15/32 ..... 10,000 10,018,015
Series 2015B, RB, 5.00%, 03/15/32 ..... 3,130 3,168,630
Series 2020A, RB, 5.00%, 03/15/32 ..... 6,205 6,910,348
Series 2018A, RB, 5.00%, 03/15/32 ..... 4,815 5,152,796
Series 2015E, RB, 5.00%, 03/15/32 ..... 300 303,609
Series 2024A, RB, 5.00%, 03/15/32 ..... 5,565 6,392,756
Series 2015B, RB, 5.00%, 02/15/33 ..... 5,000 5,014,793
Security
Par (000)
Par (000) Value
New York (continued)
Series 2017B-2, RB, 5.00%, 02/15/33 .... USD 2,000 $ 2,085,819
Series 2019D, RB, 5.00%, 02/15/33 ..... 2,205 2,426,710
Series 2020A, RB, 5.00%, 03/15/33 ..... 12,500 13,884,596
Series 2021E, RB, 5.00%, 03/15/33 ..... 7,050 8,013,037
Series 2018C, RB, 5.00%, 03/15/33 ..... 10,950 11,617,450
Series 2015A, RB, 5.00%, 03/15/33 ..... 2,140 2,148,995
Series 2015B, RB, 5.00%, 03/15/33 ..... 4,840 4,897,852
Series 2023A, RB, 5.00%, 03/15/33 ..... 5,000 5,810,026
Series 2018A, RB, 5.00%, 03/15/33 ..... 11,715 12,073,163
Series 2017A, RB, 5.00%, 03/15/33 ..... 2,000 2,076,170
Series 2015E, RB, 5.25%, 03/15/33 ..... 2,305 2,336,259
Series 2023A-2, RB, 5.00%, 09/15/33 .... 14,690 17,062,109
Series 2014E, RB, 4.00%, 02/15/34 ..... 1,445 1,446,368
Series 2017B-2, RB, 5.00%, 02/15/34 .... 5,000 5,209,284
Series 2015B, RB, 5.00%, 02/15/34 ..... 6,120 6,137,861
Series 2019D, RB, 5.00%, 02/15/34 ..... 21,700 23,843,031
Series 2020A, RB, 4.00%, 03/15/34 ..... 15,620 16,392,142
Series 2015E, RB, 5.00%, 03/15/34 ..... 5,000 5,057,431
Series 2019A, RB, 5.00%, 03/15/34 ..... 2,040 2,201,012
Series 2017A, RB, 5.00%, 03/15/34 ..... 2,000 2,074,551
Series 2015B, RB, 5.00%, 03/15/34 ..... 4,635 4,689,319
Series 2023A, RB, 5.00%,  03/15/34 ..... 7,515 8,644,795
Series 2017A, RB, 5.00%, 07/01/34 ..... 3,000 3,146,749
Series 2015E, RB, 3.25%, 03/15/35 ..... 25,000 24,318,898
Series 2020A, RB, 4.00%, 03/15/35 ..... 5,000 5,221,860
Series 2021A, RB, 5.00%,  03/15/35 ..... 10,210 11,380,529
Series 2021E, RB, 5.00%, 03/15/35 ..... 14,000 15,821,324
Series 2015A, RB, 5.00%, 03/15/35 ..... 1,000 1,004,088
Series 2017A, RB, 5.00%, 03/15/35 ..... 5,000 5,181,162
Series 2018E, RB, 5.00%,  03/15/35 ..... 10,190 10,886,950
Series 2023A-1, RB, 5.00%, 03/15/35 .... 16,170 18,673,373
Series 2022A, RB, 5.00%, 10/01/35 (BAM) 6,060 6,694,212
Series 2017B-2, RB, 5.00%, 02/15/36 .... 2,020 2,098,189
Series 2017A, RB, 5.00%,  02/15/36 ..... 1,500 1,562,409
Series 2018A, RB, 5.00%, 03/15/36 ..... 5,005 5,299,662
Series 2016A, RB, 5.00%, 03/15/36 ..... 10,500 10,800,737
Series 2021A, RB, 5.00%, 03/15/36 ..... 10,000 11,119,281
Series 2019A, RB, 5.00%,  03/15/36 ..... 7,000 7,520,840
Series 2017A, RB, 4.00%, 07/01/36 ..... 5,000 5,075,673
Series 2016A, RB, 5.00%, 07/01/36 ..... 1,275 1,314,038
Series 2019D, RB, 4.00%, 02/15/37 ..... 2,500 2,576,668
Series 2017B-2, RB, 5.00%,  02/15/37 .... 6,215 6,447,430
Series 2015B, RB, 5.00%, 02/15/37 ..... 2,855 2,862,985
Series 2020A, RB, 4.00%, 03/15/37 ..... 9,750 10,075,939
Series 2021E, RB, 4.00%, 03/15/37 ..... 11,000 11,423,284
Series 2019A, RB, 5.00%,  03/15/37 ..... 1,505 1,613,445
Series 2018A, RB, 4.00%, 07/01/37 ..... 14,710 14,978,097
Series 2024A, RB, 5.00%, 10/01/37 (AGM,
SAW) ....................... 650 732,843
Series 2019D, RB, 4.00%, 02/15/38 ..... 2,000 2,051,302
Series 2017B, RB, 5.00%,  02/15/38 ..... 1,960 2,031,763
Series 2015B, RB, 5.00%, 02/15/38 ..... 1,000 1,002,713
Series 2018E, RB, 5.00%, 03/15/38 ..... 10,000 10,642,597
Series 2019A, RB, 5.00%, 03/15/38 ..... 12,500 13,386,864
Series 2024A, RB, 5.00%,  10/01/38 (AGM,
SAW) ....................... 1,000 1,120,798
Series 2018B, RB, 5.00%, 10/01/38 ..... 10,700 11,379,933
Series 2019D, RB, 4.00%, 02/15/39 ..... 4,415 4,500,881
Series 2017B, RB, 5.00%, 02/15/39 ..... 3,000 3,131,985
Series 2021E, RB, 4.00%,  03/15/39 ..... 11,230 11,513,447
Series 2018C, RB, 5.00%, 03/15/39 ..... 1,500 1,580,950
Series 2019A, RB, 5.00%, 03/15/39 ..... 4,250 4,537,504
Series 2023A, RB, 5.00%, 03/15/39 ..... 1,115 1,256,000
Series 2023A-1, RB, 5.00%,  03/15/39 .... 10,000 11,318,909
Series 2018A, RB, 5.25%, 03/15/39 ..... 6,100 6,555,004

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2016A, RB, 4.00%, 07/01/39 ..... USD 5,170 $ 5,197,393
Series 2021A, RB, 4.00%, 07/01/39 ..... 4,750 4,872,597
Series 2017A, RB, 5.00%,  07/01/39 ..... 5,200 5,415,549
Series 2009A, RB, VRDN 2.70%, 12/04/24
(b)
47,120 47,120,000
Series 2024A, RB, 5.00%, 10/01/39 (AGM,
SAW) ....................... 850 947,730
Series 2016A, RB, 5.00%, 02/15/40 ..... 3,000 3,073,225
Series 2022A, RB, 4.00%, 03/15/40 ..... 6,155 6,265,892
Series 2018E, RB, 5.00%, 03/15/40 ..... 4,000 4,233,484
Series 2021A, RB, 4.00%, 07/01/40 ..... 13,530 13,781,018
Series 2001-1, RB, 5.50%, 07/01/40
(AMBAC) ..................... 530 634,154
Series 2016A, RB, 5.00%,  02/15/41 ..... 2,320 2,375,854
Series 2015B, RB, 5.00%, 02/15/41 ..... 3,040 3,047,437
Series 2020A, RB, 3.00%, 03/15/41 ..... 5,000 4,531,712
Series 2021E, RB, 3.00%, 03/15/41 ..... 10,250 9,348,236
Series 2021A, RB, 4.00%,  03/15/41 ..... 3,995 4,033,513
Series 2018E, RB, 5.00%, 03/15/41 ..... 5,000 5,280,841
Series 2022A, RB, 5.00%, 03/15/41 ..... 1,000 1,102,121
Series 2018A, RB, 5.00%, 03/15/41 ..... 3,500 3,677,867
Series 2024A, RB, 5.00%, 03/15/41 ..... 5,500 6,193,229
Series 2018A, RB, 4.00%, 07/01/41 ..... 1,000 1,004,558
Series 2016A, RB, 4.00%, 07/01/41 ..... 1,000 1,002,254
Series 2017B, RB, 5.00%, 02/15/42 ..... 1,000 1,031,663
Series 2015B, RB, 5.00%, 02/15/42 ..... 170 170,398
Series 2020A, RB, 3.00%, 03/15/42 ..... 6,375 5,699,268
Series 2021E, RB, 4.00%, 03/15/42 ..... 5,605 5,646,984
Series 2021A, RB, 4.00%, 03/15/42 ..... 13,515 13,603,881
Series 2018A, RB, 5.00%, 03/15/42 ..... 4,210 4,418,462
Series 2017A, RB, 5.00%, 03/15/42 ..... 1,500 1,544,376
Series 2019A, RB, 5.00%, 07/01/42 ..... 18,785 20,163,631
Series 2018A, RB, 4.00%, 03/15/43 ..... 5,000 5,007,474
Series 2021A, RB, 4.00%, 03/15/43 ..... 10,000 10,047,725
Series 2020A, RB, 4.00%, 03/15/43 ..... 5,000 5,028,019
Series 2017A, RB, 5.00%, 03/15/43 ..... 1,000 1,028,634
Series 2019A, RB, 5.00%, 03/15/43 ..... 2,525 2,680,010
Series 2024A, RB, 5.00%, 03/15/43 ..... 5,050 5,616,248
Series 2017B, RB, 4.00%, 02/15/44 ..... 1,425 1,425,777
Series 2021E, RB, 4.00%, 03/15/44 ..... 17,500 17,573,796
Series 2020A, RB, 4.00%, 03/15/44 ..... 5,000 5,002,535
Series 2018E, RB, 5.00%, 03/15/44 ..... 9,800 10,328,945
Series 2024A, RB, 5.00%, 03/15/44 ..... 2,520 2,789,755
Series 2018A, RB, 5.00%, 03/15/44 ..... 9,000 9,400,659
Series 2017A, RB, 5.00%, 03/15/44 ..... 10,000 10,275,065
Series 2021A, RB, 5.00%, 03/15/44 ..... 10,115 10,886,508
Series 2021E, RB, 4.00%, 03/15/45 ..... 5,000 5,016,462
Series 2024A, RB, 5.00%, 03/15/45 ..... 7,250 8,002,201
Series 2018A, RB, 5.00%, 03/15/45 ..... 2,300 2,421,585
Series 2019A, RB, 5.00%, 03/15/45 ..... 9,695 10,258,485
Series 2019A, RB, 4.00%, 07/01/45 ..... 10,000 9,996,104
Series 2015B, RB, 5.00%, 07/01/45 ..... 8,325 8,419,362
Series 2015A, RB, 5.00%, 10/01/45 ..... 3,500 4,230,558
Series 2020A, RB, 4.00%, 03/15/46 ..... 4,905 4,894,237
Series 2021E, RB, 4.00%, 03/15/46 ..... 11,000 11,030,482
Series 2019A, RB, 5.00%, 03/15/46 ..... 1,300 1,372,999
Series 2024A, RB, 5.00%, 03/15/46 ..... 13,510 14,872,648
Series 2021A, RB, 4.00%, 07/01/46 ..... 3,000 3,012,086
Series A-2, RB, 5.00%, 10/01/46 ....... 3,000 3,433,635
Series 2019D, RB, 4.00%, 02/15/47 ..... 63,585 63,124,378
Series 2018A, RB, 4.00%, 03/15/47 ..... 6,500 6,479,873
Series 2024A, RB, 4.00%, 03/15/47 ..... 6,490 6,479,388
Series 2019A, RB, 5.00%, 03/15/47 ..... 4,780 5,038,147
Series 2022A, RB, 4.00%, 07/01/47 ..... 940 929,438
Series A, RB, 5.00%, 10/01/47 ......... 2,500 3,018,212
Series 2018A, RB, 4.00%, 03/15/48 ..... 950 951,371
Security
Par (000)
Par (000) Value
New York (continued)
Series 2021E, RB, 4.00%, 03/15/48 ..... USD 7,570 $ 7,569,456
Series 2018E, RB, 5.00%, 03/15/48 ..... 2,800 2,928,701
Series 2015A, RB, 5.00%, 07/01/48 ..... 8,990 9,047,011
Series 2018A, RB, 5.00%, 07/01/48 ..... 1,250 1,318,523
Series 2018A, RB, 5.00%,  10/01/48 ..... 5,500 6,638,750
Series 2019D, RB, 3.00%, 02/15/49 ..... 5,250 4,360,909
Series 2019D, RB, 4.00%, 02/15/49 ..... 3,550 3,520,023
Series 2020A, RB, 3.00%, 03/15/49 ..... 14,820 12,080,509
Series 2022A, RB, 4.00%,  03/15/49 ..... 6,280 6,268,130
Series 2024A, RB, 5.00%, 03/15/49 ..... 18,970 20,986,854
Series 2021A, RB, 5.00%, 03/15/49 ..... 5,645 6,018,754
Series 2019C, RB, 4.00%, 07/01/49 ..... 11,000 10,953,152
Series 2019A, RB, 5.00%,  07/01/49 ..... 27,825 29,464,643
Series 2024A, RB, 5.00%, 03/15/50 ..... 10,000 11,047,625
Series 2020A, RB, 4.00%, 07/01/50 ..... 1,500 1,519,171
Series 2020, RB, 4.00%, 07/01/50 ...... 5,000 4,952,497
Series 2019B, RB, 5.00%,  07/01/50 ..... 17,920 18,857,759
Series 2020A, RB, 5.00%, 07/01/50 ..... 6,500 6,907,943
Series 2020A, RB, 5.00%, 10/01/50 ..... 1,000 1,210,719
Series 2021E, RB, 3.00%, 03/15/51 ..... 27,350 22,315,059
Series 2024A, RB, 5.00%,  03/15/51 ..... 22,000 24,270,723
Series 2021A, RB, 5.00%, 07/01/51 ..... 5,000 5,348,299
Series 2024A, RB, 5.25%, 03/15/52 ..... 9,485 10,538,120
Series 2020A, RB, 5.00%, 07/01/53 ..... 3,500 3,713,250
Series 2024A, RB, 5.50%,  07/01/54 ..... 57,525 65,962,468
Series 2024A, RB, 5.00%, 03/15/55 ..... 7,000 7,686,846
New York State Environmental Facilities Corp.
Series 2016A, RB, 5.00%, 06/15/31 ..... 3,055 3,143,282
Series 2016A, RB, 5.00%, 06/15/35 ..... 4,945 5,073,656
Series 2024A, RB, 5.00%, 06/15/38 ..... 2,000 2,324,901
Series 2024A, RB, 5.00%, 06/15/39 ..... 2,000 2,309,884
Series 2015A, RB, 5.00%, 06/15/40 ..... 1,000 1,007,411
Series 2016A, RB, 5.00%, 06/15/41 ..... 2,050 2,093,133
Series 2017A, RB, 5.00%, 06/15/42 ..... 2,140 2,228,998
Series 2017E, RB, 5.00%, 06/15/42 ..... 5,000 5,207,940
Series 2018B, RB, 5.00%, 06/15/43 ..... 10,000 10,528,209
Series 2016A, RB, 4.00%, 06/15/46 ..... 1,545 1,545,897
Series 2017A, RB, 5.00%, 06/15/46 ..... 16,825 17,454,687
Series 2022A, RB, 4.00%, 06/15/47 ..... 15,000 15,277,374
Series 2024A, RB, 5.00%, 06/15/47 ..... 5,645 6,281,289
Series 2017E, RB, 5.00%, 06/15/47 ..... 19,095 19,791,931
Series 2022B, RB, 5.00%, 09/15/47 ..... 5,000 5,472,918
Series 2018B, RB, 5.00%, 06/15/48 ..... 11,310 11,784,812
Series 2019B, RB, 4.00%, 06/15/49 ..... 2,500 2,510,629
Series 2024A, RB, 5.00%, 06/15/49 ..... 2,115 2,345,914
Series 2020B, RB, 3.00%, 10/15/50 ..... 8,725 7,114,264
New York State Thruway Authority
Series 2022A, RB, 5.00%, 03/15/25 ..... 12,490 12,560,924
Series 2021A-1, RB, 5.00%, 03/15/26 .... 5,000 5,148,261
Series 2021A-1, RB, 5.00%, 03/15/27 .... 39,000 41,100,981
Series K, RB, 5.00%, 01/01/28 ......... 3,445 3,449,443
Series 2022A, RB, 5.00%, 03/15/28 ..... 5,005 5,393,497
Series Q, RB, 5.00%, 01/01/29 ........ 4,390 4,801,252
Series 2021A-1, RB, 5.00%, 03/15/29 .... 5,000 5,498,643
Series 2022A, RB, 5.00%, 03/15/30 ..... 10,000 11,150,814
Series K, RB, 5.00%, 01/01/31 ......... 4,000 4,005,158
Series Q, RB, 5.00%, 01/01/31 ........ 20,000 22,613,616
Series 2022A, RB, 5.00%,  03/15/31 ..... 20,000 22,634,492
Series K, RB, 5.00%, 01/01/32 ......... 5,365 5,371,919
Series L, RB, 5.00%, 01/01/33 ......... 1,000 1,059,019
Series O, RB, 5.00%, 01/01/33 ........ 6,315 7,156,782
Series L, RB, 4.00%, 01/01/36 ......... 1,000 1,016,406
Series 2019B, RB, 5.00%, 01/01/36 ..... 2,000 2,185,013
Series 2021A-1, RB, 4.00%, 03/15/36 .... 2,260 2,343,969
Series 2019B, RB, 4.00%, 01/01/37 ..... 1,750 1,790,268

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2019B, RB, 4.00%, 01/01/38 ..... USD 5,500 $ 5,604,925
Series 2019B, RB, 4.00%, 01/01/39 ..... 3,685 3,733,176
Series 2019B, RB, 4.00%, 01/01/40 (AGM) 2,000 2,027,557
Series 2019B, RB, 4.00%, 01/01/41 ..... 2,000 2,007,320
Series 2016A, RB, 5.00%, 01/01/41 ..... 1,005 1,019,054
Series 2021A-1, RB, 4.00%, 03/15/41 .... 7,190 7,255,307
Series N, RB, 4.00%, 01/01/43 ......... 5,660 5,688,407
Series 2022A, RB, 4.00%, 03/15/44 ..... 40,000 40,205,392
Series 2019B, RB, 4.00%, 01/01/45 ..... 29,555 29,264,870
Series N, RB, 4.00%, 01/01/45 ......... 4,060 4,072,526
Series 2021A-1, RB, 4.00%, 03/15/45 .... 17,080 17,091,602
Series 2019B, RB, 3.00%, 01/01/46 ..... 2,500 2,042,499
Series 2016A, RB, 5.00%, 01/01/46 ..... 5,000 5,061,966
Series 2021A-1, RB, 4.00%, 03/15/46 .... 5,315 5,316,182
Series N, RB, 4.00%, 01/01/47 ......... 4,000 4,002,393
Series O, RB, 4.00%, 01/01/48 ........ 5,845 5,831,435
Series 2022A, RB, 5.00%, 03/15/48 ..... 66,125 71,504,348
Series N, RB, 3.00%, 01/01/49 ......... 3,000 2,379,514
Series P, RB, 5.00%, 01/01/49 ......... 1,500 1,649,304
Series 2022A, RB, 4.00%, 03/15/49 ..... 6,570 6,537,375
Series 2019B, RB, 4.00%, 01/01/50 (AGM) 2,500 2,474,683
Series 2019B, RB, 4.00%, 01/01/50 ..... 13,500 13,298,739
Series 2016A, RB, 5.00%, 01/01/51 ..... 5,000 5,055,088
Series 2022A, RB, 4.00%, 03/15/51 ..... 21,695 21,491,501
Series 2019B, RB, 4.00%, 01/01/53 ..... 10,155 9,988,322
Series 2022C, RB, 5.00%,  03/15/53 ..... 25,000 26,945,040
Series 2022C, RB, 5.00%, 03/15/54 ..... 5,000 5,381,779
Series 2016A, RB, 4.00%, 01/01/56 ..... 1,000 965,458
Series 2016A, RB, 5.25%, 01/01/56 ..... 2,480 2,514,341
Series 2022C, RB, 4.13%, 03/15/56 ..... 8,000 8,018,168
Onondaga County Trust for Cultural Resources
Series 2019, RB, 5.00%, 12/01/43 ...... 1,000 1,069,620
Series 2019, RB, 5.00%, 12/01/45 ...... 1,500 1,595,902
Series 2019, RB, 4.00%, 12/01/49 ...... 2,500 2,507,331
Port Authority of New York & New Jersey
Series 189, RB, 5.00%, 05/01/27 ....... 1,205 1,214,544
Series 85, RB, 5.38%, 03/01/28 ........ 1,095 1,151,637
Series 194, RB, 5.00%, 10/15/28 ....... 2,000 2,032,812
Series 243, RB, 5.00%, 12/01/28 ....... 1,165 1,272,191
Series 209, RB, 5.00%, 07/15/29 ....... 4,000 4,293,353
Series 243, RB, 5.00%, 12/01/29 ....... 3,000 3,336,378
Series 230, RB, 4.00%, 12/01/30 ....... 1,500 1,613,994
Series 243, RB, 5.00%, 12/01/30 ....... 5,135 5,811,534
Series 213, RB, 5.00%, 09/01/31 ....... 10,295 11,353,241
Series 230, RB, 3.00%, 12/01/31 ....... 5,000 5,015,433
Series 243, RB, 5.00%, 12/01/31 ....... 4,465 5,124,735
Series 209, RB, 5.00%, 07/15/32 ....... 3,080 3,279,994
Series 222, RB, 5.00%, 07/15/32 ....... 1,000 1,119,201
Series 194, RB, 5.00%, 10/15/32 ....... 1,400 1,420,673
Series 230, RB, 3.00%, 12/01/32 ....... 3,000 3,005,103
Series 213, RB, 5.00%, 09/01/33 ....... 1,505 1,648,306
Series 194, RB, 5.00%, 10/15/33 ....... 3,000 3,043,525
Series 213, RB, 5.00%, 09/01/34 ....... 5,000 5,457,282
Series 194, RB, 5.00%, 10/15/34 ....... 4,500 4,564,125
Series 209, RB, 5.00%, 07/15/35 ....... 1,000 1,057,773
Series 194, RB, 5.00%,  10/15/35 ....... 10,675 10,822,525
Series 243, RB, 5.00%, 12/01/35 ....... 1,500 1,750,909
Series 213, RB, 5.00%, 09/01/36 ....... 3,100 3,357,746
Series 243, RB, 5.00%, 12/01/36 ....... 5,500 6,393,002
Series 243, RB, 5.00%, 12/01/37 ....... 2,875 3,328,089
Series 222, RB, 4.00%, 07/15/38 ....... 9,430 9,717,471
Series 243, RB, 5.00%, 12/01/38 ....... 4,250 4,894,720
Series 212, RB, 4.00%, 09/01/39 ....... 2,000 2,033,677
Series 217, RB, 4.00%, 11/01/39 ....... 2,000 2,034,477
Series 243, RB, 5.00%, 12/01/39 ....... 1,950 2,234,057
Security
Par (000)
Par (000) Value
New York (continued)
Series 189, RB, 5.00%, 05/01/40 ....... USD 5,000 $ 5,027,427
Series 224, RB, 4.00%, 07/15/40 ....... 3,850 3,930,078
Series 244, RB, 5.00%, 07/15/40 ....... 4,590 5,263,409
Series 224, RB, 4.00%, 07/15/41 ....... 8,270 8,400,288
Series 194, RB, 5.00%, 10/15/41 ....... 24,960 25,232,096
Series 198, RB, 5.00%, 11/15/41 ....... 9,475 9,722,455
Series 183, RB, 4.00%, 12/15/41 ....... 1,000 993,298
Series 205, RB, 5.00%,  11/15/42 ....... 2,655 2,782,698
Series 241, RB, 5.00%, 07/15/43 ....... 9,000 10,046,360
Series 217, RB, 5.00%, 11/01/44 ....... 3,500 3,717,001
Series 189, RB, 5.00%, 05/01/45 ....... 2,000 2,009,490
Series 194, RB, 4.00%, 10/15/45 ....... 1,000 1,000,007
Series 198, RB, 5.00%, 11/15/46 ....... 8,190 8,365,083
Series 200, RB, 5.00%, 10/15/47 ....... 2,365 2,444,719
Series 241, RB, 5.00%, 07/15/48 ....... 5,000 5,469,386
Series 211, RB, 5.00%, 09/01/48 ....... 8,835 9,192,635
Series 244, RB, 5.00%, 07/15/49 ....... 17,000 18,709,649
Series 216, RB, 4.00%, 09/01/49 ....... 14,060 14,036,666
Series 217, RB, 4.00%, 11/01/49 ....... 16,565 16,529,884
Series 224, RB, 4.00%, 07/15/51 ....... 7,670 7,639,773
Series 237, RB, 5.00%, 01/15/52 ....... 4,000 4,341,838
Series 230, RB, 5.25%, 12/01/52 ....... 2,500 2,761,066
Series 240, RB, 5.00%, 07/15/53 ....... 10,000 10,891,323
Series 244, RB, 5.00%, 07/15/54 ....... 28,900 31,671,585
Series 245, RB, 5.00%, 09/01/54 ....... 7,330 8,040,583
Series 194, RB, 5.25%, 10/15/55 ....... 1,000 1,013,534
Series 200, RB, 5.00%, 04/15/57 ....... 3,000 3,086,889
Series 205, RB, 5.00%, 05/15/57 ....... 2,000 2,071,499
Series 224, RB, 4.00%, 07/15/61 ....... 2,500 2,457,444
Series 93, RB, 6.13%, 06/01/94 ........ 500 500,618
Suffolk County Water Authority
Series 2015, RB, 4.00%, 06/01/31 ...... 1,035 1,040,569
Series 2018A, RB, 4.00%, 06/01/41 ..... 3,000 3,024,372
Triborough Bridge & Tunnel Authority
Series 2022E-1, RB, 5.00%, 11/15/27 .... 5,190 5,522,641
Series 2022E-2B, RB, 5.00%, 11/15/27 ... 5,965 6,347,313
Series 2022B, RB, 5.00%, 05/15/28 ..... 20,335 21,988,829
Series 2023B, RB, 5.00%, 11/15/28 ..... 5,000 5,429,576
Series 2022B, RB, 5.00%, 05/15/30 ..... 9,055 10,169,510
Series 2013A, RB, 0.00%, 11/15/30
(a)
.... 10,800 8,809,819
Series 2018B, RB, 5.00%, 11/15/30 ..... 1,000 1,128,556
Series 2023B, RB, 5.00%,  11/15/30 ..... 5,000 5,637,382
Series 2013A, RB, 0.00%, 11/15/31
(a)
.... 2,000 1,568,210
Series B, RB, 5.00%, 11/15/31 ......... 1,055 1,106,082
Series 2023A, RB, 5.00%, 11/15/31 ..... 5,000 5,718,081
Series 2018B, RB, 5.00%, 11/15/31 ..... 1,000 1,143,616
Series 2012B, RB, 0.00%, 11/15/32
(a)
.... 4,745 3,599,635
Series 2013A, RB, 0.00%, 11/15/32
(a)
.... 1,800 1,354,881
Series 2022E-2B, RB, 5.00%, 11/15/32 ... 3,000 3,455,646
Series 2023A, RB, 5.00%, 11/15/32 ..... 3,000 3,471,275
Series 2003B-2, RB, VRDN (TD Bank NA
LOC), 3.15%, 12/03/24
(b)
........... 5,750 5,750,000
Series 2021C-2, RB, 3.00%, 05/15/33 .... 1,000 985,314
Series 2023B, RB, 5.00%, 11/15/33 ..... 2,250 2,632,221
Series 2023C, RB, 5.00%,  11/15/33 ..... 5,000 5,871,024
Series 2023A, RB, 5.00%, 11/15/34 ..... 3,825 4,416,812
Series 2005B-3, RB, VRDN (Bank of America
NA LOC), 3.20%, 12/03/24
(b)
........ 18,500 18,500,000
Series 2023A, RB, 5.00%, 11/15/35 ..... 3,445 3,957,563
Series 2023C, RB, 5.00%, 11/15/35 ..... 5,000 5,812,194
Series B, RB, 5.00%, 11/15/35 ......... 2,000 2,087,399
Series 2018C, RB, 5.00%, 11/15/35 ..... 3,000 3,201,951
Series 2024C, RB, 5.00%, 11/15/36 ..... 30,000 35,180,940
Series B, RB, 5.00%, 11/15/36 ......... 2,175 2,267,573
Series B, RB, 5.00%, 11/15/37 ......... 2,010 2,092,879

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2024C, RB, 5.00%, 11/15/37 ..... USD 15,000 $ 17,470,556
Series B, RB, 5.00%, 11/15/38 ......... 1,360 1,414,464
Series 2019C, RB, 4.00%, 11/15/40 ..... 6,000 6,069,707
Series 2023C, RB, 5.25%, 11/15/40 ..... 5,000 5,777,899
Series 2022A, RB, 4.00%, 05/15/41 ..... 1,000 1,012,411
Series 2005A, RB, VRDN (Barclays Bank plc
LOC), 2.80%, 12/05/24
(b)
........... 27,750 27,750,000
Series 2023C, RB, 5.00%, 11/15/41 ..... 5,000 5,643,925
Series 2012A, RB, 4.00%, 11/15/42 ..... 1,060 1,052,314
Series A, RB, 5.00%, 11/15/42 ......... 1,000 1,035,729
Series 2017C-2, RB, 5.00%, 11/15/42 .... 3,715 3,876,644
Series 2023C, RB, 5.25%, 11/15/42 ..... 7,750 8,863,246
Series 2023C, RB, 5.00%, 11/15/43 ..... 4,000 4,480,526
Series 2018A, RB, 5.00%, 11/15/44 ..... 13,420 14,069,498
Series 2021A-2, RB, VRDN
2.00%, 05/15/26
(b)
............... 7,050 6,742,344
Series 2019C, RB, 3.00%, 11/15/45 ..... 17,745 15,111,489
Series 2018A, RB, 5.00%, 11/15/45 ..... 4,100 4,293,029
Series 2021A-1, RB, 4.00%, 05/15/46 .... 4,935 4,929,568
Series 2021C-1A, RB, 4.00%, 05/15/46 ... 8,305 8,295,858
Series 2016A, RB, 5.00%, 11/15/46 ..... 7,900 8,035,552
Series 2022D-2, RB, 4.50%, 05/15/47 .... 7,000 7,234,462
Series 2024A, RB, 5.00%, 05/15/47 ..... 16,645 18,366,920
Series 2018A, RB, 4.00%, 11/15/47 ..... 3,000 2,972,078
Series A, RB, 5.00%, 11/15/47 ......... 9,185 9,474,702
Series 2018A, RB, 4.00%, 11/15/48 ..... 6,000 5,939,570
Series 2024A, RB, 5.00%, 05/15/49 ..... 11,010 12,064,736
Series 2020A, RB, 5.00%, 11/15/49 ..... 7,500 7,965,143
Series 2019A, RB, 5.00%, 11/15/49 ..... 28,080 29,455,693
Series 2021B-2, RB, VRDN
5.00%, 05/15/26
(b)
............... 2,000 2,059,505
Series 2021C-3, RB, 3.00%, 05/15/51 .... 2,000 1,614,275
Series 2022A, RB, 4.00%, 05/15/51 ..... 6,800 6,678,799
Series 2024A, RB, 5.00%, 05/15/51 ..... 40,030 43,778,549
Series 2021A-1, RB, 5.00%, 05/15/51 .... 40,800 43,671,586
Series 2021C-1A, RB, 5.00%, 05/15/51 ... 420 450,506
Series 2021C-1B, RB, VRDN
5.00%, 05/15/26
(b)
............... 2,500 2,574,382
Series 2022C, RB, 4.13%, 05/15/52 ..... 5,000 4,996,339
Series 2022D-2, RB, 4.50%, 05/15/52 .... 7,465 7,679,039
Series 2022A, RB, 5.00%, 05/15/52 ..... 32,725 39,395,297
Series 2022C, RB, 5.25%, 05/15/52 ..... 4,000 4,381,827
Series 2022D-2, RB, 5.50%, 05/15/52 .... 33,750 37,832,943
Series 2022A, RB, 4.00%, 11/15/52 ..... 3,000 2,976,176
Series 2024A, RB, 5.00%, 05/15/54 ..... 2,000 2,175,826
Series 2024B-1, RB, 5.25%, 05/15/54 .... 21,770 24,202,151
Series 2020A, RB, 4.00%, 11/15/54 ..... 2,805 2,785,653
Series 2020A, RB, 5.00%, 11/15/54 ..... 4,000 4,229,508
Series 2022A, RB, 5.50%, 11/15/57 ..... 3,000 3,338,478
Triborough Bridge & Tunnel Authority Sales Tax
Series 2023A, RB, 5.00%, 05/15/42 ..... 1,335 1,493,139
Series 2023A, RB, 4.00%, 05/15/48 ..... 4,000 4,013,035
Series 2023A, RB, 5.00%, 05/15/48 ..... 1,750 1,908,963
Series 2022A, RB, 5.25%, 05/15/52 ..... 3,000 3,292,244
Series 2023A, RB, 4.13%, 05/15/53 ..... 5,000 5,032,717
Series 2023A, RB, 5.00%, 05/15/53 ..... 4,175 4,515,984
Series 2024A-1, RB, 4.00%, 05/15/54 .... 5,500 5,519,879
Series 2024A-1, RB, 5.00%,  05/15/54 .... 9,535 10,373,252
Series 2023A, RB, 4.25%, 05/15/58 ..... 5,000 5,049,513
Series 2023A, RB, 4.50%, 05/15/63 ..... 10,000 10,304,847
Series 2023A, RB, 5.50%, 05/15/63 ..... 2,000 2,228,524
Utility Debt Securitization Authority
Series 2016A, RB, 5.00%, 06/15/28 ..... 2,085 2,159,884
Series 2016A, RB, 5.00%, 12/15/28 ..... 8,515 8,816,908
Series 2023TE-1, RB, 5.00%, 06/15/29 ... 2,000 2,101,752
Security
Par (000)
Par (000) Value
New York (continued)
Series 2023TE-1, RB, 5.00%, 12/15/29 ... USD 3,000 $ 3,183,691
Series 2023TE-1, RB, 5.00%, 06/15/30 ... 3,000 3,242,391
Series 2023TE-1, RB, 5.00%, 12/15/30 ... 1,500 1,636,220
Series 2023TE-1, RB, 5.00%, 06/15/31 ... 3,000 3,310,417
Series 2015, RB, 5.00%,  12/15/32 ...... 1,830 1,862,881
Series 2016B, RB, 5.00%, 12/15/33 ..... 450 462,048
Series 2022TE-1, RB, 5.00%, 12/15/33 ... 5,500 6,335,600
Series 2015, RB, 5.00%, 12/15/33 ...... 4,440 4,517,502
Series 2016A, RB, 5.00%, 12/15/34 ..... 12,940 13,278,622
Series 2022TE-1, RB, 5.00%, 12/15/34 ... 3,000 3,501,366
Series 2016A, RB, 5.00%, 12/15/35 ..... 9,460 9,700,401
Series 2015, RB, 5.00%, 12/15/36 ...... 18,390 18,679,025
Series 2015, RB, 5.00%, 12/15/37 ...... 5,380 5,461,807
Series 2017, RB, 5.00%, 12/15/39 ...... 8,660 9,061,548
Series 2017, RB, 5.00%, 12/15/40 ...... 10,155 10,615,533
Series 2023TE-1, RB, 5.00%, 12/15/40 ... 5,000 5,799,502
Series 2017, RB, 5.00%, 12/15/41 ...... 8,000 8,350,961
Series 2023TE-1, RB, 5.00%, 12/15/41 ... 3,200 3,688,676
Series 2022TE-2, RB, 5.00%, 12/15/49 ... 16,245 17,885,355
Series 2023TE-2, RB, 5.00%, 12/15/50 ... 1,000 1,116,184
Series 2022TE-2, RB, 5.00%, 09/15/52 ... 15,000 16,489,236
8,993,206,316
North Carolina — 1.4%
City of Charlotte, Series 2023A, RB,
5.00%, 07/01/48 ................. 2,000 2,179,384
City of Charlotte Water & Sewer System
Series 2015, RB, 5.00%, 07/01/27 ...... 2,060 2,084,628
Series 2022A, RB, 5.00%, 07/01/28 ..... 3,005 3,253,240
Series 2020, RB, 5.00%, 07/01/31 ...... 6,875 7,702,839
Series 2024, RB, 5.00%,  07/01/39 ...... 2,500 2,890,668
Series 2015, RB, 5.00%, 07/01/40 ...... 1,000 1,008,197
Series 2024, RB, 5.00%, 07/01/40 ...... 1,650 1,898,391
Series 2024, RB, 5.00%, 07/01/41 ...... 1,500 1,717,750
Series 2024, RB, 5.00%, 07/01/49 ...... 13,000 14,457,145
Series 2024, RB, 5.00%, 07/01/54 ...... 36,840 40,670,516
City of Durham, Series 2022, GO,
5.00%, 07/01/25 ................. 2,325 2,352,667
City of Fayetteville
Series 2024, RB, 5.00%, 03/01/29 ...... 1,080 1,181,729
Series 2023, RB, 4.00%, 03/01/51 ...... 12,070 12,029,155
Series 2023, RB, 5.00%, 03/01/53 ...... 20,115 21,796,988
City of Greensboro
Series 2018B, GO, 5.00%, 10/01/29 ..... 5,000 5,428,476
Series 2022B, GO, 5.00%,  04/01/41 ..... 3,850 4,289,844
Series 2022B, GO, 5.00%, 04/01/42 ..... 3,920 4,353,692
Series 2022B, GO, 5.00%, 04/01/43 ..... 2,595 2,872,681
City of Greensboro Combined Water & Sewer
System, Series 2024B, RB, 5.00%, 06/01/54 25,100 27,649,334
City of Raleigh, Series 2024, RB,
5.00%, 10/01/32 ................. 5,960 6,871,009
City of Raleigh Combined Enterprise System,
Series 2015A, RB, 4.00%, 12/01/35 ..... 8,515 8,548,778
City of Winston-Salem Water & Sewer System,
Series 2022, RB, 2.38%, 06/01/41 ...... 2,345 1,897,002
County of Durham
Series 2023, GO, 5.00%, 06/01/25 ...... 1,205 1,217,284
Series 2023, GO, 5.00%, 06/01/26 ...... 1,005 1,038,723
Series 2023, GO, 5.00%, 06/01/27 ...... 1,555 1,645,494
Series 2023, GO, 5.00%, 06/01/32 ...... 1,695 1,959,736
Series 2023, GO, 5.00%, 06/01/34 ...... 2,300 2,681,614
County of Guilford, Series 2017, GO,
5.00%, 03/01/25 ................. 3,745 3,762,855
County of Mecklenburg
Series 2022, GO, 5.00%, 09/01/27 ...... 9,830 10,466,094

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
North Carolina (continued)
Series 2013A, GO, 5.00%, 12/01/27 ..... USD 1,670 $ 1,788,277
Series 2022, GO, 5.00%, 09/01/30 ...... 2,095 2,359,639
Series 2022, GO, 5.00%,  09/01/33 ...... 5,000 5,778,888
Series 2022, GO, 5.00%, 09/01/34 ...... 1,685 1,941,009
County of Union
Series 2023, GO, 5.00%, 09/01/35 ...... 6,060 7,044,205
Series 2023, GO, 5.00%, 09/01/36 ...... 6,720 7,778,372
Series 2023, GO, 5.00%, 09/01/37 ...... 5,360 6,180,249
Series 2023, GO, 5.00%, 09/01/38 ...... 6,280 7,214,568
County of Wake
Series 2010C, GO, 5.00%, 03/01/25 ..... 6,695 6,728,925
Series 2023A, GO, 5.00%, 05/01/34 ..... 16,710 19,449,307
Series 2023A, GO, 5.00%, 05/01/36 ..... 16,705 19,268,918
North Carolina Capital Facilities Finance Agency
Series 2015B, RB, 5.00%, 10/01/41 ..... 11,025 11,208,531
Series 2016B, RB, 5.00%, 07/01/42 ..... 2,000 2,062,111
North Carolina Municipal Power Agency No. 1
Series A, RB, 5.00%, 01/01/25 ......... 7,550 7,560,776
Series A, RB, 5.00%, 01/01/26 ......... 1,015 1,037,872
Series A, RB, 5.00%, 01/01/27 ......... 2,500 2,552,122
North Carolina Turnpike Authority
Series 2017, RB, 5.00%, 01/01/31 (AGM) . 1,170 1,211,103
Series 2018A, RB, 4.00%, 01/01/38 ..... 12,680 12,776,419
Series 2018, RB, 5.00%, 01/01/40 ...... 2,000 2,091,827
Series 2018, RB, 4.00%,  01/01/41 (AGM) . 2,000 2,000,980
Series 2019, RB, 0.00%, 01/01/44
(a)
..... 2,340 1,066,477
Series 2019, RB, 5.00%, 01/01/44 ...... 2,000 2,093,783
Series 2019, RB, 0.00%, 01/01/49
(a)
..... 2,500 911,357
Series 2019, RB, 5.00%,  01/01/49 ...... 3,800 3,947,384
Series 2019, RB, 5.00%, 01/01/49 (AGM) . 2,415 2,519,818
Series A, RB, 5.00%, 01/01/54 (AGM) .... 3,500 3,769,755
Series 2019, RB, 4.00%, 01/01/55 ...... 2,000 1,854,676
Series 2019, RB, 4.00%,  01/01/55 (AGM) . 2,000 1,975,553
Series A, RB, 5.00%, 01/01/58 (AGM) .... 3,000 3,231,219
State of North Carolina
Series 2019, RB, 5.00%, 03/01/25 ...... 3,515 3,531,758
Series 2013C, GO, 5.00%, 05/01/25 ..... 14,290 14,411,625
Series 2017B, RB, 5.00%, 05/01/25 ..... 5,095 5,136,255
Series 2020A, GO, 5.00%, 06/01/25 ..... 7,500 7,577,943
Series 2016A, GO, 5.00%, 06/01/25 ..... 4,045 4,087,037
Series 2020B, RB, 5.00%, 05/01/26 ..... 1,550 1,597,709
Series 2020A, GO, 5.00%, 06/01/26 ..... 2,200 2,273,823
Series 2014B, RB, 5.00%, 06/01/26 ..... 1,065 1,099,943
Series 2018A, GO, 5.00%, 06/01/26 ..... 2,015 2,082,615
Series 2019B, GO, 5.00%, 06/01/26 ..... 12,925 13,358,707
Series 2016A, GO, 5.00%, 06/01/26 ..... 9,500 9,818,779
Series 2019, RB, 5.00%, 03/01/27 ...... 7,050 7,400,719
Series 2020B, RB, 5.00%, 05/01/27 ..... 2,000 2,111,877
Series 2014C, RB, 5.00%, 05/01/27 ..... 1,500 1,502,750
Series 2016A, GO, 5.00%, 06/01/27 ..... 11,075 11,458,270
Series 2020A, GO, 5.00%, 06/01/27 ..... 5,530 5,857,482
Series 2019B, GO, 5.00%, 06/01/27 ..... 1,500 1,588,829
Series 2019, RB, 5.00%, 03/01/28 ...... 19,000 20,334,752
Series 2017B, RB, 5.00%, 05/01/28 ..... 6,500 6,839,612
Series 2020A, GO, 5.00%, 06/01/28 ..... 1,930 2,086,756
Series 2019B, GO, 5.00%, 06/01/28 ..... 11,990 12,963,837
Series 2016A, GO, 5.00%, 06/01/28 ..... 5,000 5,174,549
Series 2017B, RB, 5.00%, 05/01/29 ..... 3,340 3,504,350
Series 2020B, RB, 5.00%, 05/01/29 ..... 1,500 1,646,265
Series 2019B, GO, 5.00%, 06/01/29 ..... 1,025 1,129,924
Series 2015, RB, 5.00%, 03/01/30 ...... 2,010 2,018,158
Series 2020B, RB, 5.00%, 05/01/30 ..... 10,915 12,190,068
Series 2019B, GO, 5.00%, 06/01/30 ..... 3,950 4,334,205
Series 2019, RB, 5.00%, 03/01/31 ...... 2,500 2,702,448
Series 2020B, RB, 5.00%, 05/01/31 ..... 1,545 1,720,764
Security
Par (000)
Par (000) Value
North Carolina (continued)
Series 2021, RB, 5.00%, 03/01/32 ...... USD 1,000 $ 1,121,367
Series 2021A, RB, 5.00%, 05/01/32 ..... 7,855 9,014,587
Series 2019, RB, 5.00%, 03/01/33 ...... 3,000 3,231,834
Series 2019A, RB, 4.00%, 05/01/33 ..... 1,000 1,032,589
Series 2020B, RB, 5.00%, 05/01/33 ..... 3,110 3,441,241
Series 2021, RB, 4.00%, 03/01/34 ...... 2,000 2,083,991
Series 2019A, RB, 4.00%, 05/01/34 ..... 4,960 5,113,905
Series 2020B, RB, 5.00%, 05/01/34 ..... 2,500 2,761,319
Series 2018A, GO, 3.00%, 06/01/35 ..... 5,000 4,854,495
Series 2020A, GO, 1.88%, 06/01/39 ..... 20,000 15,169,652
Town of Cary
Series 2021, GO, 4.00%, 09/01/32 ...... 5,710 6,118,502
Series 2021, GO, 4.00%, 09/01/33 ...... 3,535 3,779,929
578,575,253
Ohio — 1.3%
American Municipal Power, Inc.
Series 2019B, RB, 5.00%, 02/15/25 ..... 2,250 2,258,256
Series 2019C, RB, 5.00%, 02/15/33 ..... 2,000 2,183,710
Series 2019B, RB, 5.00%, 02/15/35 ..... 12,000 13,023,400
Series 2021A, RB, 4.00%,  02/15/36 ..... 4,360 4,451,675
Series 2023A, RB, 5.00%, 02/15/38 ..... 10,000 11,339,610
Series 2023A, RB, 5.00%, 02/15/39 ..... 7,000 7,883,403
Series 2017A, RB, 4.00%, 02/15/42 ..... 5,000 4,953,500
Series 2016A, RB, 5.00%,  02/15/46 ..... 845 855,218
Cincinnati City School District
Series 2006, GO, 5.25%, 12/01/25 (NPFGC) 20 20,479
Series 2006, GO, 5.25%, 12/01/30 (NPFGC) 1,000 1,127,049
City of Columbus
Series 2018A, GO, 5.00%,  04/01/25 ..... 3,000 3,019,575
Series 2016-1, GO, 5.00%, 07/01/25 ..... 1,935 1,958,138
Series 2018A, GO, 5.00%, 04/01/26 ..... 4,625 4,760,557
Series 2016-1, GO, 5.00%, 07/01/26 ..... 1,645 1,703,310
Series 2016-3, GO, 5.00%,  02/15/27 ..... 1,015 1,067,174
Series 2014, RB, 5.00%, 06/01/28 ...... 2,150 2,150,000
Series 2018A, GO, 5.00%, 04/01/30 ..... 3,000 3,249,467
Series 2015, RB, 5.00%, 06/01/30 ...... 1,565 1,609,894
Series 2015, RB, 5.00%, 06/01/32 ...... 2,525 2,597,059
Series 2023A, GO, 5.00%, 08/15/34 ..... 1,250 1,457,684
Series 2024A, GO, 5.00%, 08/15/35 ..... 5,000 5,890,154
Series 2024A, GO, 5.00%, 08/15/36 ..... 5,000 5,867,504
Series 2024A, GO, 5.00%, 08/15/37 ..... 7,700 8,998,259
Series 2024A, GO, 5.00%, 08/15/38 ..... 4,500 5,217,158
Series 2024A, GO, 5.00%, 08/15/39 ..... 3,250 3,748,641
Series 2024A, GO, 5.00%, 08/15/40 ..... 2,195 2,519,113
County of Franklin, Series 2018, RB,
5.00%, 06/01/48 ................. 7,480 7,806,005
County of Hamilton
Series 2016A, RB, 5.00%, 12/01/30 ..... 1,000 1,038,786
Series 2016A, RB, 4.00%, 12/01/32 ..... 1,000 1,012,482
Miami University, Series 2020A, RB,
4.00%, 09/01/45 ................. 1,500 1,501,771
Northeast Ohio Regional Sewer District
Series 2024, RB, 5.00%, 11/15/30 ...... 3,000 3,376,413
Series 2024, RB, 5.00%, 11/15/31 ...... 3,500 3,992,518
Series 2024, RB, 5.00%, 11/15/32 ...... 2,925 3,379,392
Series 2019, RB, 3.00%,  11/15/39 ...... 2,475 2,244,933
Ohio State University (The)
Series 2021A, RB, 5.00%, 12/01/32 ..... 1,270 1,447,383
Series 2023B, RB, 5.00%, 12/01/33 ..... 2,075 2,416,075
Series 2021A, RB, 4.00%, 12/01/39 ..... 1,000 1,030,028
Series 2021A, RB, 4.00%, 12/01/43 ..... 7,750 7,858,530
Series 2021A, RB, 4.00%, 12/01/48 ..... 27,085 27,139,701
Ohio Turnpike & Infrastructure Commission
Series 2022A, RB, 5.00%, 02/15/30 ..... 2,680 2,968,719

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2018A, RB, 5.00%, 02/15/33 ..... USD 2,000 $ 2,117,739
Series 2013A-4, RB, 5.70%, 02/15/34 .... 2,145 2,483,563
Series 2013A-2, RB, 0.00%, 02/15/37
(a)
... 6,880 4,427,271
Series 2013A-2, RB, 0.00%, 02/15/40
(a)
... 2,500 1,380,544
Series 2013A-2, RB, 0.00%, 02/15/41
(a)
... 7,095 3,731,912
Series 2018A, RB, 4.00%, 02/15/46 ..... 32,545 32,558,278
Series 2021A, RB, 5.00%, 02/15/46 ..... 5,000 5,376,788
Series 2021A, RB, 5.00%, 02/15/51 ..... 5,000 5,332,087
Ohio University, Series 2017A, RB,
5.00%, 12/01/44 ................. 2,000 2,068,163
Ohio Water Development Authority
Series 2019, RB, 5.00%, 12/01/27 ...... 1,915 2,046,180
Series 2018, RB, 5.00%, 06/01/28 ...... 2,005 2,149,403
Series 2019A, RB, 5.00%, 12/01/28 ..... 1,005 1,095,054
Series 2019, RB, 5.00%, 12/01/29 ...... 10,220 11,262,077
Series 2023A, RB, 5.00%, 12/01/33 ..... 25,000 29,131,955
Series 2021A, RB, 5.00%, 12/01/35 ..... 2,000 2,240,963
Series 2021A, RB, 5.00%, 12/01/36 ..... 1,505 1,681,889
Series 2021A, RB, 5.00%, 12/01/38 ..... 1,000 1,110,993
Series 2024A, RB, 5.00%, 12/01/42 ..... 2,830 3,212,463
Series 2024A, RB, 5.00%, 12/01/43 ..... 1,250 1,413,185
Series 2019, RB, 5.00%, 06/01/44 ...... 5,000 5,360,740
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2017A, RB, 5.00%, 06/01/29 ..... 10,000 10,540,290
Series 2024D, RB, 5.00%, 12/01/31 ..... 5,500 6,274,798
Series 2024E, RB, 5.00%, 12/01/31 ..... 10,000 11,408,723
Series 2020A, RB, 5.00%, 06/01/32 ..... 7,480 8,316,646
Series 2024D, RB, 5.00%, 12/01/32 ..... 2,515 2,905,785
Series 2020A, RB, 5.00%, 12/01/33 ..... 1,275 1,413,490
Series 2019B, RB, 3.00%, 12/01/34 ..... 1,500 1,450,460
Series 2019B, RB, 5.00%, 12/01/35 ..... 2,680 2,933,701
Series 2019B, RB, 5.00%, 12/01/36 ..... 3,000 3,269,866
Series 2019B, RB, 5.00%, 12/01/37 ..... 1,500 1,630,897
Series 2024D, RB, 5.00%, 12/01/39 ..... 2,000 2,314,885
Series 2024D, RB, 5.00%, 12/01/40 ..... 1,650 1,899,997
Series 2023B, RB, 5.00%, 12/01/40 ..... 7,320 8,284,360
Series 2024D, RB, 5.00%, 12/01/41 ..... 2,500 2,864,876
Series 2023B, RB, 5.00%, 12/01/41 ..... 5,870 6,615,241
Series 2024D, RB, 5.00%, 12/01/42 ..... 1,250 1,426,442
Series 2024D, RB, 5.00%, 12/01/44 ..... 1,265 1,432,762
Series 2019B, RB, 5.00%, 12/01/44 ..... 12,815 13,736,241
Series 2024A, RB, 5.00%, 12/01/47 ..... 10,000 11,131,278
Series 2020A, RB, 5.00%, 12/01/50 ..... 8,780 9,359,405
Series 2024C, RB, VRDN (TD Bank NA LIQ),
3.15%, 12/03/24
(b)
............... 17,300 17,300,000
State of Ohio
Series S, GO, 5.00%, 05/01/25 ........ 2,045 2,062,236
Series 2017B, GO, 5.00%, 09/15/25 ..... 5,525 5,617,978
Series 2021C, GO, 5.00%, 03/15/26 ..... 4,475 4,601,379
Series 2017C, GO, 5.00%, 08/01/26 ..... 2,445 2,536,728
Series 2017B, GO, 5.00%, 09/15/26 ..... 5,105 5,312,346
Series 2017C, GO, 5.00%, 08/01/27 ..... 1,460 1,549,204
Series 2017B, GO, 5.00%, 09/15/27 ..... 1,535 1,632,803
Series S, GO, 5.00%, 05/01/28 ........ 3,970 4,086,830
Series 2017C, GO, 5.00%,  08/01/28 ..... 4,505 4,879,488
Series 2017B, GO, 5.00%, 09/01/28 ..... 3,520 3,819,348
Series 2018-1, RB, 5.00%, 12/15/28 ..... 7,510 7,759,153
Series S, GO, 5.00%, 05/01/29 ........ 2,055 2,115,186
Series 2017A, GO, 5.00%, 05/01/29 ..... 2,200 2,216,606
Series 2021B, GO, 5.00%, 09/15/29 ..... 7,670 8,477,939
Series 2015C, GO, 5.00%, 11/01/29 ..... 4,055 4,085,441
Series 2018-1, RB, 5.00%, 12/15/29 ..... 1,000 1,031,498
Series 2018A, GO, 5.00%, 02/01/30 ..... 5,010 5,133,579
Series 2021B, GO, 5.00%, 09/15/31 ..... 2,000 2,278,975
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2017A, GO, 5.00%, 05/01/33 ..... USD 5,050 $ 5,084,364
Series 2017A, GO, 5.00%, 05/01/34 ..... 5,000 5,032,992
Series 2017A, GO, 5.00%, 05/01/35 ..... 4,950 4,981,436
Series 2019A, GO, 5.00%, 06/15/35 ..... 2,150 2,329,220
Series 2021A, GO, 5.00%, 06/15/36 ..... 2,500 2,794,076
Series 2018A, GO, 5.00%, 02/01/37 ..... 5,000 5,096,209
University of Cincinnati, Series 2024A, RB,
5.25%, 06/01/54 ................. 2,630 2,878,471
Upper Arlington City School District, Series
2018A, GO, 5.00%, 12/01/48 ......... 1,000 1,069,997
516,277,595
Oklahoma — 0.4%
Grand River Dam Authority
Series 2016A, RB, 5.00%, 06/01/27 ..... 2,695 2,804,908
Series 2016A, RB, 5.00%, 06/01/28 ..... 1,585 1,648,700
Series 2016A, RB, 5.00%, 06/01/29 ..... 5,365 5,579,556
Series 2016A, RB, 5.00%, 06/01/30 ..... 1,000 1,038,413
Series 2024A, RB, 5.00%, 06/01/40 ..... 2,250 2,539,258
Series 2024A, RB, 5.00%, 06/01/41 ..... 3,000 3,362,296
Series 2024A, RB, 5.00%, 06/01/42 ..... 4,700 5,234,482
Oklahoma City Water Utilities Trust
Series 2024, RB, 5.00%, 07/01/49 ...... 2,500 2,771,840
Series 2024, RB, 5.00%, 07/01/54 ...... 7,045 7,730,309
Series 2024, RB, 5.25%, 07/01/59 ...... 1,500 1,680,942
Series 2024, RB, 5.25%, 07/01/64 ...... 18,365 20,392,841
Oklahoma Municipal Power Authority, Series
2021A, RB, 4.00%, 01/01/47 (AGM) ..... 9,000 9,015,151
Oklahoma Turnpike Authority
Series 2017D, RB, 5.00%, 01/01/25 ..... 2,365 2,368,298
Series 2017A, RB, 4.00%, 01/01/36 ..... 5,105 5,136,491
Series 2017C, RB, 4.00%, 01/01/42 ..... 2,000 2,011,883
Series 2017A, RB, 5.00%,  01/01/42 ..... 6,015 6,101,910
Series 2018A, RB, 5.00%, 01/01/43 ..... 2,355 2,429,003
Series 2017A, RB, 4.00%, 01/01/47 ..... 2,000 1,979,978
Series 2017C, RB, 5.00%, 01/01/47 ..... 3,715 3,825,169
Series 2018A, RB, 4.00%, 01/01/48 ..... 3,500 3,509,121
Series 2023, RB, 5.50%, 01/01/53 ...... 18,000 20,049,266
Oklahoma Water Resources Board
Series 2021, RB, 4.00%, 04/01/47 (OK
CERF) ....................... 18,250 18,352,375
Series 2023A, RB, 4.00%, 04/01/48 (OK
CERF) ....................... 3,000 3,007,352
Series 2021, RB, 5.00%, 04/01/51 (OK
CERF) ....................... 10,015 10,679,941
Series 2022B, RB, 5.00%, 10/01/51 ..... 15,250 16,567,117
University of Oklahoma (The), Series 2015C,
RB, 4.00%, 07/01/45 .............. 2,000 1,982,604
161,799,204
Oregon — 0.6%
City of Portland Sewer System
Series 2023A, RB, 5.00%, 12/01/29 ..... 15,240 16,910,699
Series 2019A, RB, 5.00%, 03/01/31 ..... 2,625 2,880,426
Series 2019A, RB, 5.00%, 03/01/34 ..... 7,525 8,199,508
Series 2023A, RB, 5.00%,  12/01/34 ..... 14,725 16,926,888
City of Portland Water System, Series 2019A,
RB, 5.00%, 05/01/44 .............. 1,015 1,084,483
Clackamas & Washington Counties
School District No. 3, Series 2015, GO,
5.00%, 06/15/32 (GTD) ............. 1,000 1,010,293
Clackamas County School District No. 12 North
Clackamas
Series B, GO, 5.00%, 06/15/33 (GTD) .... 1,710 1,794,626
Series B, GO, 5.00%, 06/15/37 (GTD) .... 1,480 1,545,498

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oregon (continued)
Series A, GO, 0.00%, 06/15/38 (GTD)
(a)
... USD 5,000 $ 2,758,021
Series A, GO, 0.00%, 06/15/39 (GTD)
(a)
... 6,500 3,407,715
Series A, GO, 0.00%, 06/15/40 (GTD)
(a)
... 8,200 4,100,329
Clackamas County School District No. 7J Lake
Oswego, Series 2017, GO, 4.00%, 06/01/39
(GTD) ....................... 6,000 6,056,762
County of Multnomah
Series 2021A, GO, 5.00%, 06/15/27 ..... 5,200 5,506,262
Series 2021A, GO, 5.00%, 06/15/28 ..... 24,990 27,031,671
Series 2021A, GO, 5.00%, 06/15/29 ..... 10,000 11,004,518
Hillsboro School District No. 1J, Series 2017,
GO, 5.00%, 06/15/38 (GTD) .......... 2,250 2,345,666
Multnomah County School District No. 1 Portland
Series 2020, GO, 5.00%, 06/15/27 (GTD) . 2,540 2,683,187
Series 2020, GO, 5.00%,  06/15/29 (GTD) . 5,000 5,491,035
Multnomah County School District No. 40, Series
A, GO, 0.00%, 06/15/51 (GTD)
(a)
....... 15,270 4,124,375
Oregon Health & Science University, Series
2016B, RB, 4.00%, 07/01/46 ......... 2,000 2,000,212
Oregon State Lottery
Series 2015D, RB, 5.00%, 04/01/27 (MO) . 3,015 3,034,395
Series 2015D, RB, 5.00%, 04/01/29 (MO) . 2,000 2,011,604
Portland Community College District, Series
2016, GO, 5.00%, 06/15/29 .......... 2,400 2,480,723
Salem-Keizer School District No. 24J
Series 2018, GO, 5.00%, 06/15/36 (GTD) . 1,250 1,326,230
Series 2018, GO, 5.00%, 06/15/37 (GTD) . 5,000 5,295,248
Series 2018, GO, 5.00%, 06/15/38 (GTD) . 1,000 1,059,475
Series 2018, GO, 5.00%, 06/15/39 (GTD) . 1,000 1,057,747
State of Oregon
Series 2023A, GO, 5.00%, 05/01/29 ..... 2,755 3,022,562
Series 2023A, GO, 5.00%, 05/01/30 ..... 3,000 3,347,417
Series F, GO, 5.00%,  05/01/33 ......... 7,000 7,184,258
Series 2023A, GO, 5.00%, 05/01/35 ..... 2,500 2,888,146
Series 2021A, GO, 4.00%, 05/01/39 ..... 3,000 3,083,062
Series 2023A, GO, 5.00%, 05/01/39 ..... 2,250 2,553,589
Series 2021E, GO, 5.00%, 06/01/40 ..... 2,815 3,107,890
Series 2021A, GO, 4.00%, 05/01/41 ..... 4,845 4,934,257
Series 2017A, GO, 5.00%, 05/01/42 ..... 1,150 1,191,039
Series 2023A, GO, 5.00%, 05/01/42 ..... 5,045 5,651,764
Series L, GO, 5.00%, 08/01/42 ........ 1,500 1,558,860
Series 2023A, GO, 5.00%, 05/01/43 ..... 5,710 6,373,292
Series 2019G, GO, 5.00%, 08/01/44 ..... 5,370 5,736,313
Series 2023A, GO, 5.00%, 05/01/48 ..... 3,000 3,298,680
State of Oregon Department of Transportation
Series 2024A, RB, 5.00%, 11/15/33 ..... 30,000 35,070,486
Series 2019A, RB, 5.00%, 11/15/35 ..... 1,030 1,124,382
Series 2019A, RB, 5.00%, 11/15/36 ..... 3,600 3,919,910
Series 2019A, RB, 5.00%, 11/15/37 ..... 2,025 2,202,448
Series 2024, RB, 5.00%, 05/15/38 ...... 1,550 1,786,541
Series 2024, RB, 5.00%, 05/15/39 ...... 1,700 1,947,771
Series 2019A, RB, 4.00%, 11/15/42 ..... 14,000 14,178,569
Tri-County Metropolitan Transportation District of
Oregon, Series 2018A, RB, 5.00%, 09/01/48 1,000 1,060,942
Washington & Multnomah Counties School
District No. 48J Beaverton
Series D, GO, 5.00%, 06/15/35 (GTD) .... 2,500 2,614,369
Series D, GO, 5.00%, 06/15/36 (GTD) .... 4,300 4,490,299
265,454,442
Pennsylvania — 3.2%
Allegheny County Sanitary Authority
Series 2018, RB, 5.00%, 06/01/43 ...... 7,785 8,208,140
Series 2024, RB, 4.00%, 12/01/49 ...... 2,705 2,689,934
Series 2024, RB, 5.25%, 12/01/55 ...... 500 556,496
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
City of Philadelphia
Series 2017A, GO, 5.00%, 08/01/26 ..... USD 1,500 $ 1,552,302
Series 2017, GO, 5.00%, 08/01/30 (AGM) . 8,885 9,367,671
Series 2019B, GO, 5.00%, 02/01/34 ..... 2,025 2,188,198
Series 2021A, GO, 5.00%, 05/01/35 ..... 3,565 3,928,403
Series 2019B, GO, 5.00%, 02/01/36 ..... 3,370 3,625,463
Series 2021A, GO, 5.00%, 05/01/36 ..... 6,560 7,204,382
Series 2019B, GO, 5.00%, 02/01/37 ..... 2,915 3,129,413
Series 2021A, GO, 4.00%, 05/01/37 ..... 6,000 6,190,660
Series 2017A, RB, 5.00%, 07/01/47 ..... 1,000 1,025,655
City of Philadelphia Water & Wastewater
Series 2024C, RB, 5.00%, 09/01/30 (AGC) 8,000 8,906,638
Series 2024C, RB, 5.00%, 09/01/33 (AGC) 5,000 5,754,646
Series 2024C, RB, 5.00%, 09/01/40 (AGC) 5,500 6,260,115
Series 2017A, RB, 5.00%, 10/01/42 ..... 26,470 27,457,461
Series 2019B, RB, 5.00%, 11/01/44 ..... 3,000 3,184,754
Series 2020A, RB, 5.00%, 11/01/45 ..... 5,395 5,776,389
Series 2017A, RB, 5.00%, 10/01/47 ..... 18,475 19,114,900
Series 2023B, RB, 4.50%, 09/01/48 (AGM) 4,755 4,913,981
Series 2018A, RB, 5.00%, 10/01/48 ..... 4,000 4,170,570
Series 2019B, RB, 5.00%, 11/01/49 ..... 4,000 4,214,254
Series 2020A, RB, 5.00%, 11/01/50 ..... 15,680 16,657,338
Series 2021C, RB, 4.00%, 10/01/51 ..... 10,000 9,679,142
Series 2017A, RB, 5.00%, 10/01/52 ..... 1,000 1,031,705
Series 2024C, RB, 5.25%, 09/01/54 (AGC) 4,285 4,773,848
Series 2019B, RB, 5.00%, 11/01/54 ..... 2,755 2,895,653
Commonwealth of Pennsylvania
Series 2016-2, GO, 5.00%, 01/15/25 ..... 1,365 1,368,251
Series 2019, GO, 5.00%, 07/15/25 ...... 9,660 9,783,282
Series 2015, GO, 5.00%, 08/15/25 ...... 9,000 9,131,598
Series 2016, GO, 5.00%,  09/15/25 ...... 3,195 3,247,765
Series 2020-1, GO, 5.00%, 05/01/26 ..... 1,000 1,029,234
Series 2024, GO, 5.00%, 08/15/26 ...... 40,000 41,438,228
Series 2016-2, GO, 5.00%, 01/15/27 ..... 4,705 4,926,356
Series 2019, GO, 5.00%,  07/15/27 ...... 14,985 15,861,516
Series 2016, GO, 5.00%, 09/15/27 ...... 5,475 5,680,087
Series 2017, GO, 5.00%, 01/01/28 ...... 12,000 12,498,875
Series 2021-1, GO, 5.00%, 05/15/28 ..... 9,255 9,965,542
Series 2019, GO, 5.00%,  07/15/28 ...... 2,000 2,160,397
Series 2015, GO, 4.00%, 08/15/28 (AGM) . 10,010 10,068,006
Series 2023-1, GO, 5.00%, 09/01/28 ..... 26,220 28,391,260
Series 2016, GO, 5.00%, 09/15/28 ...... 2,410 2,494,728
Series 2019, GO, 5.00%,  07/15/29 ...... 7,400 8,141,618
Series 2016, GO, 5.00%, 09/15/29 ...... 4,000 4,122,995
Series 2017, GO, 4.00%, 01/01/30 ...... 3,000 3,053,720
Series 2021-1, GO, 5.00%, 05/15/30 ..... 4,500 5,019,275
Series 2024, GO, 5.00%, 08/15/30 ...... 2,500 2,801,048
Series 2016, GO, 4.00%, 09/15/30 ...... 5,000 5,081,206
Series 1, GO, 5.00%, 03/15/31 ........ 8,400 8,442,559
Series 2021-1, GO, 5.00%, 05/15/31 ..... 5,020 5,668,693
Series 2022-1, GO, 5.00%, 10/01/31 ..... 5,320 6,037,421
Series 2018-1, GO, 5.00%, 03/01/32 ..... 4,110 4,390,637
Series 1, GO, 4.00%, 06/15/33 ........ 1,000 1,001,115
Series 2015, GO, 4.00%, 08/15/33 ...... 3,000 3,012,780
Series 2022-1, GO, 5.00%, 10/01/33 ..... 5,000 5,745,441
Series 1, GO, 4.00%, 03/15/34 ........ 2,000 2,003,466
Series 2021-1, GO, 3.00%, 05/15/34 ..... 4,500 4,323,784
Series 2022-1, GO, 5.00%, 10/01/34 ..... 2,800 3,207,569
Series 2018-1, GO, 4.00%, 03/01/36 ..... 8,090 8,245,657
Series 2018-1, GO, 4.00%, 03/01/37 ..... 3,000 3,054,093
Series 2023-1, GO, 5.00%, 09/01/37 ..... 20,000 22,994,228
Series 2018-1, GO, 4.00%, 03/01/38 ..... 4,515 4,587,504
Series 2021-1, GO, 2.00%, 05/15/38 ..... 10,000 7,569,860
Series 2022-1, GO, 5.00%, 10/01/38 ..... 2,075 2,345,242
Series 2021-1, GO, 2.00%, 05/15/39 ..... 10,000 7,372,736

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Series 2023-1, GO, 4.00%, 09/01/40 ..... USD 40,000 $ 40,993,100
Series 2022-1, GO, 5.00%, 10/01/40 ..... 34,375 38,540,019
Series 2023-1, GO, 4.00%, 09/01/41 ..... 15,000 15,300,415
Series 2022-1, GO, 4.13%, 10/01/41 ..... 10,150 10,423,266
Series 2022-1, GO, 5.00%, 10/01/42 ..... 33,700 37,553,440
County of Allegheny
Series C-75, GO, 5.00%, 11/01/26 ...... 1,000 1,041,243
Series C-75, GO, 5.00%, 11/01/27 ...... 2,185 2,272,305
Series C-76, GO, 5.00%, 11/01/41 ...... 1,500 1,537,648
Series C-78, GO, 4.00%, 11/01/49 ...... 1,160 1,134,137
Series C-80, GO, 5.00%, 12/01/49 ...... 13,600 14,759,796
Series C-80, GO, 5.00%, 12/01/54 ...... 5,730 6,167,346
Delaware River Joint Toll Bridge Commission
Series 2017, RB, 5.00%, 07/01/42 ...... 1,565 1,624,869
Series 2017, RB, 5.00%, 07/01/47 ...... 4,250 4,375,310
Delaware River Port Authority
Series 2018B, RB, 5.00%, 01/01/26 ..... 1,870 1,911,938
Series 2018A, RB, 5.00%, 01/01/39 ..... 875 941,204
Series 2013, RB, 5.00%, 01/01/40 ...... 1,515 1,516,741
Delaware Valley Regional Finance Authority,
Series 1998A, RB, 5.50%, 08/01/28 (AMBAC) 2,235 2,423,288
Lower Merion School District, Series 2020, GO,
5.00%, 11/15/26 (SAW) ............ 5,980 6,246,359
Northampton County General Purpose Authority,
Series 2024A, RB, 5.00%, 11/15/34 ..... 5,165 6,070,707
Pennsylvania Economic Development Financing
Authority, Series 2024, RB, 5.00%, 08/01/49 5,000 5,466,532
Pennsylvania Higher Educational Facilities
Authority
Series 2016A, RB, 4.00%, 08/15/32 ..... 3,045 3,077,166
Series 2017A, RB, 4.00%, 08/15/41 ..... 3,555 3,580,383
Series 2018A, RB, 4.00%, 02/15/43 ..... 8,980 9,049,201
Series 2018A, RB, 5.00%, 02/15/48 ..... 14,040 14,581,250
Pennsylvania State University (The)
Series A, RB, 5.00%, 09/01/42 ......... 15,750 16,349,415
Series 2022A, RB, 5.00%, 09/01/47 ..... 2,000 2,177,621
Series A, RB, 5.00%,  09/01/47 ......... 4,650 4,814,385
Series 2023, RB, 5.25%, 09/01/48 ...... 4,000 4,444,783
Series 2019A, RB, 5.00%, 09/01/49 ..... 2,095 2,212,888
Series 2022A, RB, 5.25%, 09/01/52 ..... 26,350 28,959,182
Series 2023, RB, 5.25%, 09/01/53 ...... 21,945 24,210,172
Series 2024, RB, 5.25%, 09/01/54 ...... 5,000 5,564,177
Pennsylvania Turnpike Commission
Series 2019, RB, 5.00%, 12/01/25 ...... 6,240 6,362,922
Series A-1, RB, 5.00%, 12/01/26 ....... 1,060 1,070,297
Series B-2, RB, 5.00%, 06/01/28 ....... 2,500 2,630,927
Series 2016A-3, RB, 5.00%, 12/01/30 .... 3,840 3,961,036
Series 2009E, RB, 6.00%, 12/01/30 ..... 710 771,580
Series 2017, RB, 5.00%, 12/01/31 ...... 1,500 1,588,322
Series B-2, RB, 5.00%, 06/01/32 ....... 2,500 2,618,451
Series 2023-1, RB, 5.00%, 12/01/32 ..... 1,750 1,990,749
Series 2022A, RB, 5.00%, 12/01/32 ..... 5,000 5,745,221
Series 2024-1, RB, 5.00%, 06/01/33 ..... 3,500 3,992,145
Series 2023-1, RB, 5.00%,  12/01/33 ..... 21,080 24,270,726
Series 2023-1, RB, 5.00%, 12/01/34 ..... 2,750 3,156,548
Series 2014, RB, 5.00%, 12/01/34 ...... 3,000 3,000,000
Series 2017-2, RB, 5.00%, 12/01/35 ..... 4,500 4,705,005
Series 2023-1, RB, 5.00%,  12/01/35 ..... 1,500 1,714,038
Series B-1, RB, 5.00%, 06/01/36 ....... 7,750 8,045,008
Series 2017-2, RB, 5.00%, 12/01/36 ..... 1,130 1,181,247
Series 2023-1, RB, 5.00%, 12/01/36 ..... 1,000 1,138,917
Series B-2, RB, 0.00%, 12/01/37
(a)
...... 2,500 2,465,499
Series A, RB, 4.75%, 12/01/37 ......... 2,000 2,045,443
Series 2019A, RB, 5.00%, 12/01/37 ..... 1,500 1,622,959
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Series 2019-2, RB, VRDN (TD Bank NA
LOC), 2.86%, 12/05/24
(b)
........... USD 25,865 $ 25,865,000
Series 2024-1, RB, 5.00%,  12/01/38 ..... 5,000 5,741,473
Series 2023-1, RB, 5.00%, 12/01/38 ..... 1,500 1,695,840
Series A-1, RB, 5.00%, 12/01/38 ....... 1,500 1,500,000
Series 2014C, RB, 5.00%, 12/01/39 ..... 3,040 3,040,061
Series 2024-1, RB, 5.00%, 12/01/39 ..... 1,000 1,143,566
Series 2019A, RB, 5.00%, 12/01/39 ..... 10,000 10,781,061
Series 2023-1, RB, 5.00%, 12/01/39 ..... 875 985,673
Series 2015B, RB, 5.00%, 12/01/40 ..... 2,000 2,027,652
Series A-1, RB, 5.00%, 12/01/40 ....... 7,000 7,032,524
Series 2023-1, RB, 5.00%, 12/01/40 ..... 1,000 1,120,662
Series 2024-1, RB, 5.00%, 12/01/41 ..... 1,500 1,697,011
Series 2023-1, RB, 5.00%, 12/01/41 ..... 1,250 1,394,914
Series B-1, RB, 5.00%, 06/01/42 ....... 2,000 2,072,952
Series A-1, RB, 5.00%, 12/01/42 ....... 2,500 2,611,700
Series 2024-1, RB, 5.00%, 12/01/42 ..... 2,500 2,816,554
Series 2023B, RB, VRDN (TD Bank NA
LOC), 2.86%, 12/05/24
(b)
........... 61,600 61,600,000
Series 2021A, RB, 4.00%,  12/01/43 ..... 2,000 2,017,908
Series 2024-1, RB, 5.00%, 12/01/43 ..... 2,250 2,524,238
Series 2023-1, RB, 5.00%, 12/01/43 ..... 1,345 1,495,149
Series 2018A-2, RB, 5.00%, 12/01/43 .... 9,000 9,519,586
Series 2021A, RB, 4.00%,  12/01/44 ..... 10,725 10,797,559
Series 2014C, RB, 5.00%, 12/01/44 ..... 3,000 3,000,132
Series 2019A, RB, 5.00%, 12/01/44 ..... 21,940 23,258,592
Series 2014A, RB, 5.00%, 12/01/44 ..... 6,495 6,495,285
Series 2021A, RB, 4.00%,  12/01/45 ..... 14,595 14,671,203
Series 2015B, RB, 5.00%, 12/01/45 ..... 8,690 8,782,686
Series 2021B, RB, 4.00%, 12/01/46 ..... 1,000 1,000,210
Series 2021A, RB, 4.00%, 12/01/46 ..... 3,300 3,287,310
Series 2016A-1, RB, 5.00%,  12/01/46 .... 29,975 30,565,295
Series 2021B, RB, 5.00%, 12/01/46 ..... 11,400 12,278,506
Series 2022B, RB, 5.00%, 12/01/47 ..... 3,900 4,263,950
Series 2018A-2, RB, 5.00%, 12/01/48 .... 8,340 8,737,039
Series 2023A, RB, 5.00%,  12/01/48 ..... 17,845 19,467,730
Series 2019A, RB, 4.00%, 12/01/49 ..... 7,430 7,217,481
Series 2019A, RB, 4.00%, 12/01/49 (AGM) 3,500 3,496,938
Series 2021A, RB, 4.00%, 12/01/50 ..... 13,545 13,195,076
Series 2020B, RB, 5.00%,  12/01/50 ..... 2,000 2,136,071
Series 2021B, RB, 4.00%, 12/01/51 ..... 4,700 4,585,026
Series 2021B, RB, 5.00%, 12/01/51 ..... 15,160 16,197,255
Series 2022B, RB, 5.25%, 12/01/52 ..... 1,500 1,653,270
Series 2024C, RB, 5.25%,  12/01/54 ..... 8,665 9,648,038
Pennsylvania Turnpike Commission Oil
Franchise Tax, Series 2018A, RB,
5.00%, 12/01/48 ................. 1,000 1,047,607
Philadelphia Gas Works Co.
Series 17B, RB, 5.00%, 08/01/31 ....... 1,000 1,116,284
Series 15, RB, 5.00%, 08/01/47 ........ 1,500 1,545,820
Series 17A, RB, 5.25%, 08/01/49 ....... 2,500 2,761,741
Pittsburgh Water & Sewer Authority
Series 2019B, RB, 5.00%, 09/01/32 (AGM) 1,435 1,646,196
Series 2023B, RB, 5.00%,  09/01/35 (AGM) 16,000 18,345,413
Series 2023B, RB, 5.00%, 09/01/36 (AGM) 5,000 5,712,877
Series 2023B, RB, 5.00%, 09/01/37 (AGM) 4,255 4,839,470
Series 2023B, RB, 5.00%, 09/01/38 (AGM) 4,000 4,526,343
Series 2019A, RB, 5.00%, 09/01/44 (AGM) 1,000 1,059,198
School District of Philadelphia (The), Series
2019A, GO, 5.00%, 09/01/44 (SAW) ..... 6,555 6,931,323
State Public School Building Authority
Series 2003, RB, 5.50%, 06/01/28 ( AGM,
SAW) ....................... 470 510,063
Series 2016A, RB, 5.00%, 06/01/31 (AGM,
SAW) ....................... 2,000 2,066,956

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
University of Pittsburgh-of the Commonwealth
System of Higher Education, Series 2021, RB,
4.00%, 04/15/26 ................. USD 19,435 $ 19,710,629
Upper Merion Area School District, Series
2021A, GO, 4.00%, 01/15/51 (SAW) ..... 7,870 7,750,984
Washington County Authority, Series 2004, RB,
VRDN, 2.70%, 12/05/24
(b)
........... 26,900 26,900,000
1,324,012,289
Rhode Island — 0.2%
Rhode Island Commerce Corp.
Series 2016B, RB, 5.00%, 06/15/25 ..... 8,750 8,832,168
Series 2016B, RB, 5.00%, 06/15/26 ..... 4,165 4,289,703
Series 2016B, RB, 5.00%, 06/15/27 ..... 11,855 12,230,416
Series 2016B, RB, 5.00%,  06/15/31 ..... 2,500 2,568,907
Series 2024A, RB, 5.00%, 05/15/37 ..... 7,725 8,843,797
Series 2024A, RB, 5.00%, 05/15/39 ..... 13,260 14,995,029
Rhode Island Health & Educational Building
Corp.
Series 2017A, RB, 5.00%,  09/01/29 ..... 3,490 3,700,144
Series 2005A, RB, VRDN (TD Bank NA
SBPA), 3.08%, 12/05/24
(b)
.......... 12,000 12,000,000
Series 2017A, RB, 4.00%, 09/01/37 ..... 4,500 4,575,938
72,036,102
South Carolina — 0.6%
Charleston County Airport District
Series 2024B, RB, 5.00%, 07/01/49 ..... 15,000 16,389,891
Series 2024B, RB, 5.25%, 07/01/54 ..... 7,500 8,321,798
City of Charleston Waterworks & Sewer System,
Series 2024A, RB, 5.00%, 01/01/54 ..... 5,000 5,537,892
City of Columbia Waterworks & Sewer System,
Series 2019A, RB, 5.00%, 02/01/49 ..... 2,500 2,735,590
County of Charleston
Series 2017C, GO, 4.00%, 11/01/28 (SAW) 11,800 12,185,060
Series 2017A, GO, 4.00%, 11/01/33 (SAW) 6,255 6,389,815
Greenville County School District, Series 2023,
RB, 5.00%, 12/01/28 .............. 2,500 2,716,978
Horry County School District, Series 2024, GO,
5.00%, 03/01/29 (SCSDE) ........... 20,235 22,131,592
South Carolina Public Service Authority
Series 2014C, RB, 5.00%, 12/01/28 ..... 1,090 1,090,308
Series 2014C, RB, 5.00%,  12/01/30 ..... 1,400 1,400,361
Series 2022A, RB, 5.00%, 12/01/31 ..... 18,290 20,469,791
Series 2016A, RB, 5.00%, 12/01/31 ..... 2,000 2,051,549
Series 2021A, RB, 4.00%, 12/01/34 ..... 2,000 2,048,567
Series 2021A, RB, 4.00%,  12/01/35 ..... 1,750 1,782,291
Series 2016A, RB, 5.00%, 12/01/36 ..... 3,000 3,067,503
Series 2016A, RB, 5.00%, 12/01/37 ..... 1,365 1,394,603
Series 2022A, RB, 4.00%, 12/01/38 ..... 1,000 1,009,710
Series 2020A, RB, 4.00%, 12/01/40 ..... 3,000 3,021,597
Series 2021B, RB, 4.00%, 12/01/41 ..... 2,200 2,210,042
Series 2022A, RB, 4.00%, 12/01/41 ..... 2,000 2,009,691
Series 2024B, RB, 5.00%, 12/01/41 ..... 2,000 2,213,027
Series 2021B, RB, 4.00%, 12/01/42 ..... 1,000 1,003,812
Series 2024B, RB, 5.00%, 12/01/43 ..... 4,000 4,389,176
Series 2014C, RB, 4.00%, 12/01/45 ..... 1,500 1,499,857
Series B, RB, 5.00%, 12/01/46 ......... 2,000 2,034,348
Series 2014C, RB, 5.00%, 12/01/46 ..... 1,500 1,500,378
Series 2021B, RB, 4.00%, 12/01/47 ..... 2,000 1,975,311
Series 2022A, RB, 4.00%, 12/01/47 ..... 7,000 6,913,589
Series A, RB, 5.00%, 12/01/50 ......... 6,500 6,521,726
Series 2021B, RB, 5.00%, 12/01/51 ..... 2,195 2,318,123
Series 2022A, RB, 4.00%, 12/01/52 ..... 10,000 9,675,958
Series 2024B, RB, 5.25%, 12/01/54 ..... 6,615 7,250,940
Security
Par (000)
Par (000) Value
South Carolina (continued)
Series 2024A, RB, 5.50%, 12/01/54 ..... USD 5,000 $ 5,573,810
Series 2015E, RB, 5.25%, 12/01/55 ..... 4,000 4,033,208
Series B, RB, 5.00%,  12/01/56 ......... 5,690 5,761,114
South Carolina Transportation Infrastructure
Bank
Series 2021B, RB, 5.00%, 10/01/26 ..... 6,925 7,212,838
Series 2021B, RB, 5.00%, 10/01/30 ..... 10,000 11,210,463
Series 2012B, RB, 3.38%,  10/01/32 ..... 1,000 1,000,094
Series 2024A, RB, 4.00%, 10/01/32 ..... 13,615 14,627,301
Series 2012B, RB, 3.63%, 10/01/33 ..... 715 715,170
Series 2017A, RB, 5.00%, 10/01/40 ..... 9,470 9,866,124
State of South Carolina, Series 2021A, GO,
5.00%, 04/01/25 ................. 3,500 3,522,722
228,783,718
South Dakota — 0.1%
South Dakota Conservancy District, Series
2024A, RB, 5.00%, 08/01/54 ......... 20,000 21,942,190
Tennessee — 0.9%
City of Clarksville, Series 2021A, RB,
5.00%, 02/01/45 ................. 1,500 1,615,032
City of Memphis
Series 2015A, GO, 5.00%, 04/01/26 ..... 2,085 2,098,268
Series 2022A, GO, 5.00%, 10/01/47 ..... 1,655 1,786,418
City of Memphis Electric System
Series 2024, RB, 5.00%, 12/01/47 ...... 3,500 3,873,253
Series 2024, RB, 5.00%, 12/01/54 ...... 3,890 4,228,055
County of Hamilton
Series 2018A, GO, 5.00%, 04/01/31 ..... 7,095 7,589,885
Series 2024A, GO, 5.00%, 08/01/42 ..... 11,320 12,922,399
Series 2024A, GO, 5.00%, 08/01/43 ..... 12,155 13,818,547
County of Montgomery, Series 2020B, GO,
4.00%, 06/01/39 ................. 1,980 2,006,178
County of Shelby
Series 2020B, GO, 5.00%, 04/01/29 ..... 4,445 4,878,597
Series 2019B, GO, 4.00%, 04/01/32 ..... 5,705 5,921,123
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
Series 2024, RB, 5.00%, 10/01/35 ...... 13,000 15,307,435
Series 2024, RB, 4.00%, 10/01/54 ...... 7,500 7,507,910
Series 2024, RB, 5.00%,  10/01/54 ...... 5,000 5,501,096
Metropolitan Government of Nashville &
Davidson County
Series 2016, GO, 5.00%, 01/01/25 ...... 2,190 2,193,358
Series 2017, GO, 5.00%, 07/01/25 ...... 1,000 1,012,183
Series 2018, GO, 5.00%,  07/01/25 ...... 1,510 1,528,396
Series 2021C, GO, 5.00%, 01/01/27 ..... 18,240 19,108,552
Series 2018, GO, 5.00%, 07/01/27 ...... 10,140 10,734,511
Series 2021C, GO, 5.00%, 01/01/29 ..... 21,335 23,280,833
Series 2021C, GO, 5.00%,  01/01/30 ..... 2,000 2,221,169
Series 2018, GO, 5.00%, 07/01/30 ...... 5,805 6,216,072
Series 2021C, GO, 4.00%, 01/01/32 ..... 8,900 9,428,130
Series 2024A, GO, 5.00%, 01/01/32 ..... 10,000 11,433,464
Series 2018, GO, 5.00%, 07/01/32 ...... 5,085 5,424,184
Series 2024A, GO, 5.00%, 01/01/33 ..... 18,595 21,504,370
Series 2018, GO, 4.00%, 07/01/34 ...... 5,180 5,289,691
Series 2022B, GO, 5.00%, 01/01/36 ..... 8,930 10,047,749
Series 2024B, GO, 5.00%, 01/01/36 ..... 39,400 45,545,376
Series 2018, GO, 4.00%, 07/01/36 ...... 10,000 10,107,484
Series 2024B, GO, 4.00%, 01/01/37 ..... 2,000 2,123,495
Series 2024C, GO, 5.00%, 01/01/40 ..... 6,000 6,826,978
Series 2017A, RB, 5.00%, 05/15/42 ..... 2,000 2,067,628
Series 2017B, RB, 5.00%, 07/01/42 ..... 11,645 12,058,241
Series 2021A, RB, 5.00%, 05/15/46 ..... 3,485 3,743,798

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tennessee (continued)
Series 2017B, RB, 5.00%, 07/01/46 ..... USD 1,290 $ 1,330,374
Metropolitan Knoxville Airport Authority, Series
2024A, RB, 5.25%, 06/01/49 ......... 1,625 1,794,361
Metropolitan Nashville Airport Authority (The)
Series 2019A, RB, 5.00%, 07/01/44 ..... 2,000 2,126,695
Series 2019A, RB, 5.00%,  07/01/49 ..... 2,000 2,104,725
State of Tennessee
Series 2021A, GO, 5.00%, 11/01/26 ..... 1,470 1,534,546
Series 2023A, GO, 5.00%, 05/01/28 ..... 3,755 4,053,109
Series A, GO, 5.00%, 08/01/28 ........ 1,595 1,615,275
Series 2021A, GO, 5.00%, 11/01/34 ..... 4,585 5,205,662
Tennessee State School Bond Authority
Series B, RB, 5.00%, 11/01/25 (ST
INTERCEPT) .................. 4,510 4,596,727
Series 2022A, RB, 5.00%, 11/01/26 (ST
INTERCEPT) .................. 5,670 5,910,448
Series B, RB, 5.00%, 11/01/27 (ST
INTERCEPT) .................. 1,505 1,603,680
Series 2015B, RB, 5.00%, 11/01/40 (ST
INTERCEPT) .................. 4,025 4,097,683
Series 2022A, RB, 5.00%, 11/01/47 (ST
INTERCEPT) .................. 20,000 21,841,366
Series A, RB, 5.00%,  11/01/47 (HERBIP) .. 5,000 5,161,030
Series 2022A, RB, 5.00%, 11/01/52 (ST
INTERCEPT) .................. 5,000 5,414,960
369,340,499
Texas — 10.2%
Alamo Community College District
Series 2022, GO, 5.00%, 02/15/26 ...... 2,000 2,051,407
GO, 5.00%, 02/15/28 ............... 2,000 2,137,365
Aldine Independent School District
Series 2024A, GO, 5.00%, 02/15/37 (PSF) 3,250 3,733,245
Series 2024A, GO, 5.00%, 02/15/38 (PSF) 3,500 3,998,068
Series 2024A, GO, 5.00%, 02/15/39 (PSF) 5,770 6,541,933
Series 2017A, GO, 5.00%, 02/15/45 (PSF) 4,000 4,107,744
Series 2018, GO, 4.00%, 02/15/48 (PSF) .. 2,000 2,001,152
Series 2024, GO, 4.00%, 02/15/54 (PSF) .. 1,735 1,716,124
Aledo Independent School District, Series 2020,
GO, 4.00%, 02/15/45 (PSF) .......... 1,000 1,000,788
Austin Community College District
Series 2015, GO, 4.00%, 08/01/40 ...... 1,500 1,500,702
Series 2018, GO, 4.00%, 08/01/48 ...... 3,500 3,461,278
Austin Independent School District
Series 2020, GO, 5.00%, 08/01/26 (PSF) .. 1,350 1,398,483
Series 2021, GO, 5.00%, 08/01/27 (PSF) .. 2,000 2,120,076
Series 2022B, GO, 5.00%, 08/01/30 (PSF) 5,690 6,377,597
Series 2022B, GO, 4.00%, 08/01/32 (PSF) 10,355 10,935,051
Series 2024, GO, 5.00%, 08/01/37 (PSF) .. 5,000 5,764,006
Series 2020, GO, 2.00%, 08/01/39 (PSF) .. 8,920 6,625,409
Series 2021, GO, 2.00%, 08/01/39 (PSF) .. 16,580 12,314,943
Series 2020, GO, 2.00%, 08/01/40 (PSF) .. 6,000 4,354,014
Series 2021, GO, 2.00%, 08/01/40 (PSF) .. 16,885 12,242,201
Series 2023, GO, 5.00%, 08/01/41 ...... 13,890 15,403,421
Series 2024, GO, 5.00%, 08/01/49 (PSF) .. 24,500 26,908,936
Azle Independent School District, Series 2024,
GO, 4.00%, 02/15/49 (PSF) .......... 3,050 3,050,266
Board of Regents of the University of Texas
System
Series 2014B, RB, 5.00%, 08/15/25 ..... 4,910 4,978,396
Series 2016J, RB, 5.00%, 08/15/25 ..... 1,700 1,723,681
Series 2017C, RB, 5.00%, 08/15/25 ..... 2,815 2,854,213
Series 2016B, RB, 5.00%, 08/15/26 ..... 2,215 2,296,561
Series 2016E, RB, 5.00%, 08/15/26 ..... 8,590 8,906,304
Series 2016J, RB, 5.00%, 08/15/26 ..... 3,995 4,142,105
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2017B, RB, 5.00%, 08/15/27 ..... USD 10,125 $ 10,739,112
Series 2021A, RB, 5.00%, 08/15/28 ..... 6,005 6,492,160
Series 2020A, RB, 5.00%, 08/15/30 ..... 17,935 20,074,111
Series 2023A, RB, 5.00%, 08/15/31 ..... 5,000 5,677,747
Series 2021A, RB, 5.00%, 08/15/31 ..... 5,000 5,677,747
Series 2008B, RB, VRDN (University of Texas
Management Co. LIQ), 2.80%, 12/05/24
(b)
15,020 15,020,000
Series 2019A, RB, 5.00%, 08/15/33 ..... 10,100 10,952,115
Series 2019A, RB, 5.00%, 08/15/34 ..... 1,900 2,057,413
Series 2021A, RB, 4.00%, 08/15/35 ..... 14,650 15,234,126
Series 2024B, RB, 5.00%, 08/15/35 ..... 6,190 7,357,393
Series 2024B, RB, 5.00%, 08/15/39 ..... 2,750 3,164,480
Series 2024B, RB, 5.00%, 08/15/42 ..... 10,000 11,376,859
Series 2023A, RB, 5.00%, 08/15/43 ..... 4,720 5,182,478
Series 2016F, RB, 5.00%, 08/15/47 ..... 2,000 2,365,038
Series 2019B, RB, 5.00%, 08/15/49 ..... 10,950 12,955,234
Carrollton-Farmers Branch Independent School
District, Series 2023, GO, 5.00%, 02/15/48
(PSF) ....................... 30,020 32,600,144
Cedar Hill Independent School District
Series 2024, GO, 5.00%, 02/15/45 (PSF) .. 5,650 6,236,044
Series 2024, GO, 4.00%, 02/15/50 (PSF) .. 11,000 11,006,852
Central Texas Regional Mobility Authority
Series A, RB, 5.00%, 01/01/40 ......... 6,060 6,126,587
Series 2020E, RB, 5.00%, 01/01/45 ..... 2,500 2,618,437
Series A, RB, 5.00%, 01/01/45 ......... 2,500 2,527,470
Series 2021B, RB, 5.00%, 01/01/46 ..... 1,000 1,053,713
Series 2020E, RB, 4.00%, 01/01/50 ..... 4,530 4,381,503
Series 2021B, RB, 4.00%, 01/01/51 ..... 1,000 963,744
Central Texas Turnpike System
Series 2024C, RB, 5.00%, 08/15/34 ..... 12,000 13,756,594
Series 2024A, RB, 5.00%, 08/15/35 ..... 7,500 8,577,054
Series 2024A, RB, 5.00%, 08/15/37 ..... 19,075 21,573,255
Series 2024A, RB, 5.00%,  08/15/38 ..... 10,000 11,255,922
Series 2024C, RB, 5.00%, 08/15/38 ..... 15,000 16,818,192
Series 2020A, RB, 5.00%, 08/15/39 ..... 25,175 27,144,458
Series 2024C, RB, 5.00%, 08/15/40 ..... 3,250 3,607,202
Series 2024B, RB, VRDN 5.00%,  05/15/30
(b)
5,050 5,444,522
Series 2024C, RB, 5.00%, 08/15/42 ..... 2,750 3,025,612
City of Austin
Series 2021, GO, 5.00%, 09/01/28 ...... 13,635 14,738,791
Series 2015, GO, 4.00%, 09/01/31 ...... 8,275 8,300,090
City of Austin Electric Utility
Series 2015A, RB, 5.00%, 11/15/45 ..... 16,000 16,146,845
Series 2020A, RB, 5.00%, 11/15/45 ..... 3,905 4,182,798
Series 2019B, RB, 5.00%, 11/15/49 ..... 3,000 3,163,387
Series 2024, RB, 5.00%,  11/15/50
(c)
..... 11,500 12,637,141
Series 2024, RB, 5.00%, 11/15/54
(c)
..... 27,500 30,130,909
City of Austin Water & Wastewater System
Series 2023, RB, 5.00%, 11/15/28 ...... 6,000 6,522,626
Series 2023, RB, 5.00%, 11/15/29 ...... 7,750 8,577,567
Series 2023, RB, 5.00%, 11/15/30 ...... 2,795 3,144,399
Series 2023, RB, 5.00%, 11/15/31 ...... 5,880 6,700,289
Series 2023, RB, 5.00%, 11/15/32 ...... 6,185 7,127,781
Series 2023, RB, 5.00%, 11/15/34 ...... 3,415 3,932,303
Series 2024, RB, 5.00%, 11/15/34 ...... 9,245 10,859,617
Series 2023, RB, 5.00%, 11/15/35 ...... 3,590 4,118,333
Series 2021, RB, 5.00%, 11/15/39 ...... 2,000 2,216,541
Series 2016, RB, 5.00%, 11/15/41 ...... 1,000 1,025,005
Series 2020C, RB, 5.00%, 11/15/45 ..... 2,000 2,146,703
Series 2024, RB, 5.00%, 11/15/49 ...... 17,220 18,956,696
Series 2020C, RB, 5.00%, 11/15/50 ..... 2,000 2,132,004
City of Corpus Christi Utility System
Series A, RB, 5.00%,  07/15/45 ......... 2,000 2,012,414
Series 2024, RB, 5.00%, 07/15/49 ...... 9,265 10,110,691

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
City of Dallas
Series 2024C, GO, 5.00%, 02/15/26
(c)
.... USD 14,000 $ 14,341,160
Series 2024B, GO, 5.00%, 02/15/31 ..... 7,350 8,271,182
Series 2024B, GO, 5.00%, 02/15/32 ..... 13,020 14,827,982
Series B, GO, 5.00%, 02/15/33 ........ 6,200 7,136,808
Series 2024B, GO, 5.00%, 02/15/34 ..... 20,395 23,741,587
Series 2024C, GO, 5.00%, 02/15/34
(c)
.... 16,960 19,730,570
City of Dallas Waterworks & Sewer System
Series 2015A, RB, 5.00%, 10/01/26 ..... 1,400 1,423,226
Series 2016A, RB, 5.00%, 10/01/29 ..... 1,375 1,417,395
Series 2016A, RB, 5.00%, 10/01/30 ..... 3,590 3,693,592
Series 2016A, RB, 5.00%, 10/01/31 ..... 1,610 1,654,147
Series 2016A, RB, 5.00%, 10/01/32 ..... 5,510 5,656,153
Series 2016A, RB, 5.00%, 10/01/41 ..... 5,000 5,088,125
Series 2020C, RB, 5.00%, 10/01/45 ..... 2,000 2,149,873
Series 2021C, RB, 3.00%,  10/01/46 ..... 5,000 4,189,430
Series 2017, RB, 5.00%, 10/01/46 ...... 2,500 2,595,428
Series 2020C, RB, 4.00%, 10/01/49 ..... 7,900 7,777,018
City of Garland Electric Utility System
Series 2019, RB, 5.00%, 03/01/44 ...... 2,000 2,088,579
Series 2019, RB, 4.00%, 03/01/49 ...... 1,000 959,612
Series 2024, RB, 4.25%, 03/01/55 (AGC)
(c)
4,570 4,576,706
City of Greenville Electric System, Series 2024,
RB, 5.25%, 02/15/49 (BAM) .......... 5,000 5,422,662
City of Houston
Series 2016A, GO, 5.00%, 03/01/25 ..... 2,480 2,491,472
Series 2017A, GO, 5.00%, 03/01/25 ..... 1,235 1,240,713
Series 2016A, GO, 5.00%, 03/01/28 ..... 10,000 10,230,430
Series 2017A, GO, 5.00%, 03/01/28 ..... 1,700 1,774,518
Series 2024A, GO, 5.25%, 03/01/49 ..... 8,500 9,435,041
Series 2024A, GO, 4.13%, 03/01/51 ..... 7,945 7,950,289
City of Houston Airport System
Series 2018B, RB, 5.00%, 07/01/29 ..... 3,680 3,949,175
Series 2018B, RB, 5.00%, 07/01/30 ..... 8,570 9,168,145
Series 2018D, RB, 5.00%, 07/01/37 ..... 1,500 1,579,851
Series 2018D, RB, 5.00%, 07/01/39 ..... 1,495 1,568,231
City of Houston Combined Utility System
Series 2024A, RB, 5.00%, 11/15/31 ..... 5,425 6,145,157
Series 2020A, RB, 5.00%, 11/15/33 ..... 9,835 10,924,473
Series 2012A, RB, VRDN (TD Bank NA
SBPA), 3.08%, 12/05/24
(b)
.......... 16,000 16,000,000
Series 2018C, RB, VRDN (Barclays Bank plc
LOC), 3.08%, 12/05/24
(b)
........... 6,325 6,325,000
Series 2024A, RB, 5.00%, 11/15/35 ..... 26,940 31,166,875
Series 2024A, RB, 5.00%, 11/15/36 ..... 30,000 34,501,764
Series 2016B, RB, 4.00%, 11/15/37 ..... 2,000 2,007,564
Series 2017B, RB, 5.00%, 11/15/42 ..... 4,000 4,148,102
Series 2002C, RB, 4.00%, 11/15/43 ..... 1,500 1,502,494
Series 2014D, RB, 5.00%, 11/15/44 ..... 2,000 2,001,710
Series 2002C, RB, 5.00%, 11/15/45 ..... 1,000 1,067,830
Series 2002C, RB, 3.00%, 11/15/47 ..... 1,000 809,771
Series 2019B, RB, 5.00%, 11/15/49 ..... 2,000 2,106,155
Series 2024A, RB, 5.25%, 11/15/49 ..... 5,000 5,556,547
Series 2024A, RB, 5.25%, 11/15/54 ..... 7,210 7,955,329
City of Pflugerville, GO, 5.00%, 08/01/53 ... 7,555 8,094,215
City of San Antonio
Series 2016, GO, 5.00%, 02/01/25 ...... 6,560 6,580,699
Series 2023, GO, 5.00%, 02/01/25 ...... 1,285 1,289,055
Series 2024, GO, 5.00%,  02/01/26 ...... 2,500 2,561,403
Series 2019, GO, 5.00%, 08/01/28 ...... 4,755 5,132,027
City of San Antonio Electric & Gas Systems
Series 2016, RB, 5.00%, 02/01/25 ...... 1,265 1,268,590
Series 2012, RB, 5.25%, 02/01/25 ...... 1,895 1,901,397
Series 2019, RB, 4.00%, 02/01/26 ...... 7,010 7,101,720
Series 2018A, RB, 5.00%, 02/01/26 ..... 1,755 1,797,901
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2018, RB, 5.00%, 02/01/27 ...... USD 3,100 $ 3,243,771
Series 2018, RB, 5.00%, 02/01/28 ...... 2,000 2,135,947
Series 2015, RB, 5.00%, 02/01/31 ...... 8,000 8,180,346
Series 2015, RB, 5.00%, 02/01/32 ...... 3,925 4,012,667
Series 2019, RB, 5.00%, 02/01/35 ...... 2,000 2,178,613
Series 2019, RB, 5.00%, 02/01/36 ...... 4,000 4,345,086
Series 2024A, RB, 5.00%, 02/01/37 ..... 6,500 7,469,765
Series 2024A, RB, 5.00%, 02/01/38 ..... 4,000 4,566,547
Series 2024A, RB, 5.00%, 02/01/39 ..... 4,000 4,523,310
Series 2024A, RB, 5.00%, 02/01/40 ..... 3,000 3,367,616
Series 2024D, RB, 5.00%,  02/01/40 ..... 3,000 3,383,498
Series 2024A, RB, 5.00%, 02/01/41 ..... 2,250 2,519,753
Series 2024A, RB, 5.00%, 02/01/42 ..... 4,750 5,273,289
Series 2024D, RB, 5.00%, 02/01/44 ..... 4,000 4,422,354
Series 2024B, RB, 5.00%, 02/01/44 ..... 7,750 8,534,837
Series 2017, RB, 4.00%, 02/01/47 ...... 3,970 3,928,300
Series 2017, RB, 5.00%, 02/01/47 ...... 10,000 10,234,418
Series 2020, RB, 5.00%, 02/01/49 ...... 2,000 2,111,171
Series 2024A, RB, 5.25%, 02/01/49 ..... 15,000 16,751,385
Series 2024B, RB, 5.25%, 02/01/49 ..... 20,785 23,211,836
Series 2024E, RB, 5.25%, 02/01/49 ..... 10,000 11,217,245
Series 2024B, RB, 5.00%, 02/01/54 ..... 8,500 9,217,966
Series 2024C, RB, 5.00%, 02/01/54 ..... 15,750 17,080,349
City of Waco
Series 2024A, GO, 5.00%, 02/01/49 ..... 8,250 8,959,375
Series 2024A, GO, 5.25%, 02/01/54 ..... 11,770 12,954,605
Clear Creek Independent School District
Series 2024A, GO, 5.00%, 02/15/30 (PSF) 4,000 4,441,165
Series 2024A, GO, 5.00%, 02/15/31 (PSF) 3,270 3,687,776
Series 2024A, GO, 5.00%, 02/15/32 (PSF) 3,000 3,429,180
Series 2024A, GO, 5.00%, 02/15/33 (PSF) 2,175 2,513,940
Collin County Community College District
Series 2018, GO, 5.00%, 08/15/29 ...... 11,990 12,644,548
Series 2020A, GO, 4.00%, 08/15/38 ..... 2,015 2,046,217
Comal Independent School District
Series 2024, GO, 5.00%,  02/15/30 (PSF) .. 10,140 11,258,354
Series 2024, GO, 5.00%, 02/15/34 (PSF) .. 16,675 19,484,384
Series 2022, GO, 4.00%, 02/01/36 (PSF) .. 3,250 3,394,289
Series 2024, GO, 3.00%, 02/15/38 (PSF) .. 11,795 11,420,473
Series 2024, GO, 3.00%, 02/15/39 (PSF) .. 7,385 6,985,606
Series 2024, GO, 4.00%, 02/15/49 (PSF) .. 4,890 4,857,147
Conroe Independent School District
Series 2020A, GO, 5.00%, 02/15/29 (PSF) 7,685 8,414,451
Series 2024, GO, 5.00%, 02/15/30 (PSF)
(c)
5,000 5,556,986
Series 2024, GO, 5.00%, 02/15/33 (PSF)
(c)
4,015 4,640,653
Series 2024, GO, 5.00%, 02/15/34 (PSF)
(c)
4,000 4,609,059
Series 2024, GO, 5.00%, 02/15/49 (PSF) .. 16,500 18,057,412
County of Bexar
Series 2019, GO, 4.00%, 06/15/39 ...... 3,905 3,931,934
Series 2019, GO, 4.00%, 06/15/40 ...... 2,125 2,132,804
Series 2017, GO, 4.00%, 06/15/41 ...... 2,035 2,038,618
Series A, GO, 5.00%, 06/15/41 ........ 3,000 3,088,664
Series 2017, GO, 5.00%, 06/15/43 ...... 1,250 1,287,894
Series 2023, GO, 4.00%, 06/15/46 ...... 5,000 5,021,291
County of Ector, GO, 4.00%, 02/15/47
(c)
.... 18,525 18,044,830
County of Harris
Series 2015A, GO, 5.00%, 10/01/27 ..... 1,725 1,750,076
Series 2016A, RB, 5.00%, 08/15/31 ..... 2,000 2,062,282
Series 2024A, GO, 5.00%, 09/15/31 ..... 4,500 5,121,718
Series 2024A, GO, 5.00%, 09/15/32 ..... 5,000 5,764,854
Series 2024A, GO, 5.00%,  09/15/33 ..... 10,000 11,673,602
Series 2024A, GO, 5.00%, 09/15/34 ..... 5,935 7,003,517
Series 2016A, RB, 5.00%, 08/15/41 ..... 3,505 3,579,601
Series 2024, GO, 4.00%, 09/15/49 ...... 5,000 4,953,263
Series 2024, GO, 5.00%, 09/15/54 ...... 15,000 16,304,472

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
County of Harris Toll Road
Series 2018A, RB, 5.00%, 08/15/31 ..... USD 2,000 $ 2,127,042
Series 2018A, RB, 5.00%, 08/15/32 ..... 3,000 3,183,370
Series 2018A, RB, 5.00%, 08/15/43 ..... 4,125 4,297,764
Series 2021, RB, 4.00%, 08/15/45 ...... 2,090 2,092,543
Series 2024A, RB, 5.25%, 08/15/49 ..... 11,400 12,735,435
Series 2024A, RB, 4.00%, 08/15/54 ..... 22,235 21,892,092
Series 2024A, RB, 5.25%, 08/15/54 ..... 26,900 29,831,906
County of Hays, Series 2017, GO,
4.00%, 02/15/42 ................. 2,000 2,007,550
County of Williamson
Series 2023, GO, 5.00%, 02/15/25 ...... 5,130 5,149,912
Series 2021, GO, 4.00%, 02/15/26 ...... 7,000 7,101,920
Series 2021, GO, 4.00%,  02/15/27 ...... 22,320 22,870,824
Series 2020, GO, 5.00%, 02/15/29 ...... 1,005 1,092,871
Series 2020, GO, 4.00%, 02/15/33 ...... 11,240 11,635,621
Crowley Independent School District, Series
2024, GO, 5.00%, 02/01/49 (PSF) ...... 8,790 9,595,421
Cypress-Fairbanks Independent School District
Series 2016, GO, 5.00%, 02/15/26 (PSF) .. 5,030 5,161,097
Series 2020A, GO, 5.00%, 02/15/26 (PSF) 4,000 4,104,252
Series 2016, GO, 5.00%, 02/15/27 (PSF) .. 1,800 1,844,430
Series 2023A, GO, 5.00%, 02/15/27 (PSF) 1,930 2,025,302
Series 2015, GO, 5.00%, 02/15/30 (PSF) .. 45,000 45,165,519
Series 2015, GO, 4.00%, 02/15/31 (PSF) .. 1,000 1,000,514
Series 2023, GO, 5.00%, 02/15/31 (PSF) .. 10,105 11,396,016
Series 2015, GO, 4.00%, 02/15/33 (PSF) .. 6,000 6,002,111
Series 2015, GO, 4.00%, 02/15/34 (PSF) .. 15,000 15,001,915
Series 2019, GO, 4.00%, 02/15/38 (PSF) .. 2,915 2,964,724
Series 2018, GO, 4.00%, 02/15/43 (PSF) .. 5,000 5,026,989
Series 2024B, GO, 5.00%, 02/15/43 (PSF) 1,500 1,679,231
Dallas Area Rapid Transit
Series 2014A, RB, 5.00%, 12/01/24 ..... 2,315 2,315,000
Series 2014A, RB, 5.00%, 12/01/25 ..... 3,025 3,025,000
Series 2007, RB, 5.25%, 12/01/28 (AMBAC) 250 271,197
Series 2007, RB, 5.25%, 12/01/29 (AMBAC) 1,050 1,158,690
Series 2019, RB, 5.00%, 12/01/31 ...... 7,510 8,187,170
Series 2019, RB, 5.00%, 12/01/32 ...... 5,000 5,444,775
Series 2019, RB, 5.00%, 12/01/33 ...... 2,825 3,071,833
Series 2016B, RB, 4.00%, 12/01/35 ..... 8,000 8,084,710
Series 2021B, RB, 4.00%, 12/01/51 ..... 14,405 14,309,247
Dallas Fort Worth International Airport
Series 2021B, RB, 5.00%, 11/01/25 ..... 2,720 2,770,326
Series 2022B, RB, 5.00%, 11/01/26 ..... 2,010 2,094,090
Series 2020A, RB, 5.00%, 11/01/27 ..... 1,000 1,062,440
Series 2022B, RB, 5.00%, 11/01/27 ..... 2,000 2,124,880
Series 2023B, RB, 5.00%, 11/01/29 ..... 5,000 5,493,631
Series 2022B, RB, 5.00%, 11/01/29 ..... 2,000 2,196,489
Series 2020A, RB, 5.00%, 11/01/30 ..... 1,000 1,114,999
Series 2020A, RB, 5.00%,  11/01/32 ..... 1,000 1,108,544
Series 2020A, RB, 4.00%, 11/01/34 ..... 250 258,103
Series 2020B, RB, 4.00%, 11/01/34 ..... 9,500 9,807,904
Series 2020A, RB, 4.00%, 11/01/35 ..... 5,160 5,312,406
Series 2020B, RB, 4.00%, 11/01/35 ..... 2,000 2,059,072
Series 2023B, RB, 5.00%, 11/01/36 ..... 1,000 1,136,884
Series 2023B, RB, 5.00%, 11/01/39 ..... 2,750 3,087,916
Series 2024, RB, 5.00%, 11/01/39 ...... 3,250 3,687,148
Series 2022B, RB, 5.00%, 11/01/40 ..... 5,000 5,530,840
Series 2024, RB, 5.00%, 11/01/42 ...... 5,060 5,660,626
Series 2021B, RB, 5.00%, 11/01/43 ..... 18,380 19,718,457
Series 2024, RB, 5.00%, 11/01/44 ...... 8,500 9,438,563
Series 2022B, RB, 4.00%, 11/01/45 ..... 11,120 11,156,664
Series 2021B, RB, 4.00%, 11/01/45 ..... 7,400 7,399,096
Series 2021A, RB, 4.00%, 11/01/46 ..... 2,600 2,600,523
Series 2023B, RB, 5.00%, 11/01/47 ..... 1,750 1,911,170
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2024, RB, 5.25%, 11/01/48 ...... USD 10,250 $ 11,479,951
Series 2024, RB, 4.00%, 11/01/49 ...... 8,515 8,495,061
Series 2022B, RB, 5.00%, 11/01/50 ..... 5,000 5,391,460
Dallas Independent School District
Series 2021A, GO, 5.00%, 02/15/25 (PSF) 3,045 3,057,006
Series 2021A, GO, 4.00%, 02/15/26 (PSF) 4,410 4,475,783
Series 2021A, GO, 5.00%, 02/15/28 (PSF) 4,940 5,296,559
Series 2015, GO, 4.00%, 02/15/31 (PSF) .. 1,000 1,001,524
Series 2019B, GO, 4.00%, 02/15/33 (PSF) 3,000 3,109,189
Series 2020, GO, 5.00%, 02/15/34 (PSF) .. 5,000 5,410,299
Series 2024, GO, 4.00%, 02/15/54 (PSF) .. 20,140 19,920,889
Denton Independent School District
Series 2023, GO, 5.00%, 08/15/35 (PSF) .. 3,750 4,307,250
Series 2023, GO, 5.00%, 08/15/38 (PSF) .. 1,000 1,131,990
Series 2023, GO, 5.00%, 08/15/39 (PSF) .. 3,015 3,394,560
Series 2015A, GO, 5.00%, 08/15/40 (PSF) 2,000 2,027,593
Series 2015A, GO, 5.00%, 08/15/45 (PSF) 5,000 5,068,983
Series 2018, GO, 4.00%, 08/15/48 (PSF) .. 1,500 1,495,222
Series 2023, GO, 5.00%, 08/15/53 (PSF) .. 11,890 12,874,996
East Montgomery County Improvement District
Sales Tax, Series 2024, RB, 5.25%, 08/15/49
(AGC)
(c)
...................... 4,650 5,125,761
Elgin Independent School District, Series 2024,
GO, 5.00%, 08/01/54 (PSF) .......... 4,745 5,165,379
Fort Bend Independent School District, Series
2018, GO, 5.00%, 08/15/30 (PSF) ...... 3,360 3,525,252
Fort Worth Independent School District
Series 2015, GO, 5.00%, 02/15/28 (PSF) .. 3,500 3,512,773
Series 2018, GO, 5.00%,  02/15/43 (PSF) .. 5,000 5,152,057
Series 2024, GO, 5.00%, 02/15/49 (PSF) .. 6,000 6,566,332
Frisco Independent School District, Series 2019,
GO, 4.00%, 08/15/49 (PSF) .......... 2,285 2,285,738
Garland Independent School District
Series 2023A, GO, 5.00%, 02/15/41 (PSF) 5,920 6,581,070
Series 2023A, GO, 5.00%, 02/15/42 (PSF) 8,705 9,609,994
Series 2023A, GO, 5.00%, 02/15/48 (PSF) 13,515 14,680,444
Georgetown Independent School District, Series
2024, GO, 5.00%, 02/15/54 (PSF) ...... 13,750 14,941,849
Grand Parkway Transportation Corp.
Series 2018A, RB, 5.00%, 10/01/35 ..... 7,860 8,329,775
Series 2018A, RB, 5.00%, 10/01/36 ..... 8,000 8,460,018
Series 2018A, RB, 5.00%, 10/01/38 ..... 8,000 8,445,866
Series 2018A, RB, 5.00%, 10/01/43 ..... 11,180 11,684,509
Series 2020C, RB, 4.00%, 10/01/45 ..... 28,400 28,362,452
Series 2013B, RB, 5.80%, 10/01/45 ..... 2,000 2,178,232
Series 2018A, RB, 5.00%, 10/01/48 ..... 21,010 21,809,893
Series 2020C, RB, 4.00%, 10/01/49 ..... 25,995 25,537,725
Series 2020C, RB, 4.00%, 10/01/49 (AGM-
CR) ......................... 9,900 9,804,365
Series 2020C, RB, 3.00%, 10/01/50 ..... 2,000 1,543,419
Grand Prairie Independent School District,
Series 2016B, GO, 4.00%, 02/15/31 ..... 10,505 10,668,325
Grayson County Junior College District, Series
2024, GO, 4.00%, 02/15/49 .......... 8,230 8,102,418
Harris County Flood Control District, RB,
5.00%, 10/01/26 ................. 3,470 3,488,208
Harris County-Houston Sports Authority
(a)
Series A, RB, 0.00%, 11/15/42 (AGM) .... 1,250 550,667
Series A, RB, 0.00%, 11/15/50 (AGM) .... 2,000 576,377
Highland Park Independent School District,
Series 2024, GO, 5.00%, 02/15/33 ...... 17,040 19,735,919
Houston Higher Education Finance Corp., Series
2024, RB, 5.00%, 05/15/34 .......... 37,540 43,741,206
Houston Independent School District
Series 2016, GO, 5.00%, 02/15/25 (PSF) .. 2,385 2,394,257

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2017, GO, 5.00%, 02/15/25 (PSF) .. USD 2,680 $ 2,690,402
Series 2017, GO, 5.00%, 02/15/26 (PSF) .. 1,175 1,205,906
Series 2016, GO, 5.00%, 02/15/27 (PSF) .. 2,255 2,307,698
Series 2016, GO, 5.00%, 02/15/28 (PSF) .. 4,600 4,707,002
Series 2017, GO, 5.00%, 02/15/28 (PSF) .. 1,000 1,050,212
Series 2016, GO, 5.00%, 02/15/30 (PSF) .. 7,150 7,312,905
Series 2017, GO, 4.00%, 02/15/42 (PSF) .. 1,300 1,303,816
Hutto Independent School District
Series 2023, GO, 5.00%, 08/01/48 (PSF) .. 2,700 2,943,941
Series 2024, GO, 5.00%, 08/01/54 (PSF) .. 2,990 3,259,929
Irving Independent School District
Series 2023, GO, 5.00%, 02/15/40 (PSF) .. 1,100 1,214,019
Series 2023, GO, 5.00%, 02/15/41 (PSF) .. 6,440 7,061,143
Jarrell Independent School District, Series 2024,
GO, 4.00%, 02/15/54 (PSF)
(c)
......... 18,740 18,631,454
Judson Independent School District
Series 2024, GO, 5.00%, 02/01/49 (PSF) .. 6,060 6,664,505
Series 2024, GO, 5.00%,  02/01/53 (PSF) .. 3,000 3,288,655
Katy Independent School District
Series 2024, GO, 5.00%, 02/15/26 (PSF)
(c)
1,500 1,536,205
Series 2022, GO, 4.00%, 02/15/47 (PSF) .. 10,515 10,569,312
Series 2018, GO, 4.00%,  02/15/48 (PSF) .. 3,650 3,651,013
Klein Independent School District
Series 2023, GO, 5.00%, 08/01/44 (PSF) .. 7,230 7,964,645
Series 2023, GO, 4.00%, 08/01/45 (PSF) .. 16,295 16,434,954
Lamar Consolidated Independent School District
Series 2024A, GO, 5.00%, 02/15/31 (PSF)
(c)
3,500 3,922,447
Series 2018, GO, 4.00%, 02/15/50 (PSF) .. 3,000 2,968,204
Series 2023, GO, 4.00%, 02/15/53 ...... 15,000 14,747,676
Series 2024, GO, 4.00%, 02/15/54 (PSF) .. 7,975 7,847,993
Leander Independent School District
Series A, GO, 5.00%, 08/15/38 (PSF) .... 1,075 1,085,090
Series A, GO, 5.00%, 08/15/40 (PSF) .... 1,500 1,512,426
Series 2023, GO, 5.00%, 02/15/48 (PSF) .. 12,000 13,057,862
Series 2022, GO, 5.00%, 08/15/52 (PSF) .. 11,200 11,930,962
Lewisville Independent School District
Series 2016B, GO, 5.00%, 08/15/25 ..... 2,600 2,634,435
Series 2016A, GO, 4.00%, 08/15/27 (PSF) 4,965 4,997,569
Series 2016B, GO, 5.00%, 08/15/28 ..... 6,090 6,167,127
Series 2023, GO, 5.00%, 08/15/30 (PSF) .. 11,190 12,524,935
Series 2024, GO, 5.00%, 08/15/36 (PSF) .. 5,570 6,379,833
Series 2024, GO, 5.00%, 08/15/38 (PSF) .. 5,195 5,889,111
Series 2024, GO, 5.00%, 08/15/40 (PSF) .. 6,000 6,724,512
Series 2024, GO, 5.00%, 08/15/44 (PSF) .. 9,220 10,167,631
Lower Colorado River Authority
Series 2021, RB, 5.00%, 05/15/25 ...... 1,000 1,008,134
Series 2021, RB, 5.00%, 05/15/28 ...... 1,000 1,072,743
Series 2024, RB, 5.00%, 05/15/35 ...... 5,905 6,669,183
Series 2024, RB, 5.00%,  05/15/36 ...... 2,000 2,250,838
Series 2024, RB, 5.00%, 05/15/37 ...... 3,000 3,364,258
Series 2024, RB, 5.00%, 05/15/38 ...... 2,125 2,374,273
Series 2021, RB, 5.00%, 05/15/39 ...... 2,000 2,153,675
Series 2024, RB, 5.00%, 05/15/39 ...... 2,750 3,049,590
Series 2015, RB, 5.00%, 05/15/40 ...... 5,760 5,789,068
Series 2021, RB, 5.00%, 05/15/41 ...... 3,500 3,745,533
Series 2018, RB, 5.00%, 05/15/43 ...... 1,000 1,042,693
Series 2015, RB, 5.00%, 05/15/45 ...... 3,130 3,143,833
Series 2024A, RB, 5.00%, 05/15/49 (AGC) 27,365 29,850,161
Series 2022A, RB, 6.00%, 05/15/52 ..... 10,000 11,265,467
Series 2024A, RB, 5.00%, 05/15/54 (AGC) 10,000 10,821,525
Magnolia Independent School District, Series
2023, GO, 4.00%, 08/15/47 .......... 10,800 10,725,958
Medina Valley Independent School District,
Series 2023, GO, 4.00%, 02/15/53 (PSF) .. 18,480 18,376,743
Security
Par (000)
Par (000) Value
Texas (continued)
Melissa Independent School District, Series
2024, GO, 4.00%, 02/01/54 (PSF) ...... USD 9,750 $ 9,645,633
Midland County Fresh Water Supply District No.
1, Series 2012A, RB, 0.00%, 09/15/34
(a)
.. 1,250 819,861
Midland Independent School District
Series 2024, GO, 5.00%, 02/15/35 (PSF) .. 6,150 7,069,006
Series 2024, GO, 4.00%, 02/15/54 (PSF) .. 23,595 23,430,194
North East Independent School District, Series
2007, GO, 5.25%, 02/01/27 (PSF) ...... 530 558,462
North Texas Municipal Water District Upper East
Fork Wastewater Interceptor System, Series
2024, RB, 4.00%, 06/01/51 .......... 20,860 20,227,106
North Texas Municipal Water District Water
System
Series 2021A, RB, 5.00%, 09/01/26 ..... 15,200 15,755,463
Series 2021A, RB, 5.00%, 09/01/27 ..... 6,000 6,357,455
Series 2021A, RB, 5.00%, 09/01/28 ..... 3,500 3,777,123
Series 2016, RB, 4.00%, 09/01/46 ...... 6,000 5,899,410
North Texas Tollway Authority
Series 2016A, RB, 5.00%, 01/01/25 ..... 1,550 1,551,869
Series A, RB, 5.00%, 01/01/25 ......... 1,000 1,001,206
Series B, RB, 5.00%, 01/01/26 ......... 10 10,016
Series A, RB, 5.00%, 01/01/26 ......... 250 250,359
Series 2019B, RB, 5.00%, 01/01/26 ..... 1,250 1,277,405
Series 2022B, RB, 5.00%, 01/01/26 ..... 4,000 4,087,696
Series 2019B, RB, 5.00%, 01/01/27 ..... 2,505 2,619,211
Series 2016A, RB, 5.00%, 01/01/28 ..... 1,500 1,530,006
Series 2019B, RB, 5.00%, 01/01/28 ..... 3,855 4,111,801
Series 2019B, RB, 5.00%, 01/01/29 ..... 1,700 1,843,531
Series 2015B, RB, 5.00%, 01/01/29 ..... 150 150,161
Series A, RB, 5.00%, 01/01/29 ......... 5,000 5,097,571
Series 2024B, RB, 5.00%, 01/01/30 ..... 6,510 7,168,773
Series A, RB, 5.00%, 01/01/30 ......... 3,385 3,449,952
Series 2016A, RB, 5.00%, 01/01/30 ..... 5,000 5,095,941
Series 2008D, RB, 0.00%,  01/01/31 (AGC)
(a)
965 785,836
Series B, RB, 5.00%, 01/01/31 ......... 900 915,427
Series 2023B, RB, 5.00%, 01/01/31 ..... 8,500 9,484,897
Series 2015A, RB, 5.00%, 01/01/32 ..... 16,910 16,930,973
Series 2024B, RB, 5.00%, 01/01/32 ..... 2,000 2,258,159
Series 2024A, RB, 5.00%, 01/01/32 ..... 2,000 2,269,089
Series 2008D, RB, 0.00%, 01/01/33 (AGC)
(a)
38,450 29,052,066
Series 2021B, RB, 4.00%, 01/01/33 ..... 2,000 2,052,740
Series 2024B, RB, 5.00%, 01/01/33 ..... 10,000 11,418,688
Series 2015A, RB, 5.00%, 01/01/33 ..... 2,000 2,002,481
Series 2008D, RB, 0.00%, 01/01/34 (AGC)
(a)
2,900 2,110,077
Series 2024B, RB, 5.00%, 01/01/34 ..... 1,590 1,835,250
Series A, RB, 5.00%, 01/01/34 ......... 11,500 13,227,581
Series 2024A, RB, 5.00%, 01/01/34 ..... 7,940 9,219,397
Series 2015B, RB, 5.00%, 01/01/34 ..... 4,750 4,755,111
Series 2008D, RB, 0.00%, 01/01/35 (AGC)
(a)
14,800 10,352,351
Series A, RB, 5.00%, 01/01/35 ......... 2,900 3,136,682
Series 2008D, RB, 0.00%, 01/01/36 (AGC)
(a)
44,800 30,070,168
Series 2020A, RB, 4.00%, 01/01/36 ..... 2,000 2,041,239
Series 2019A, RB, 4.00%, 01/01/36 ..... 11,300 11,533,001
Series A, RB, 5.00%, 01/01/36 ......... 1,000 1,034,484
Series 2008D, RB, 0.00%, 01/01/37 (AGC)
(a)
3,250 2,092,449
Series 2020A, RB, 4.00%, 01/01/37 ..... 2,000 2,039,119
Series A, RB, 4.00%, 01/01/37 ......... 11,240 11,315,581
Series 2019A, RB, 4.00%, 01/01/37 ..... 5,000 5,097,797
Series 2024B, RB, 5.00%, 01/01/37 ..... 1,250 1,427,291
Series 2011B, RB, 0.00%, 09/01/37
(a)
.... 1,620 832,225
Series 2008D, RB, 0.00%, 01/01/38 (AGC)
(a)
3,000 1,851,598
Series 2019A, RB, 5.00%, 01/01/38 ..... 21,820 23,316,326
Series 2015A, RB, 5.00%, 01/01/38 ..... 13,455 13,471,688
Series 2021B, RB, 4.00%, 01/01/39 ..... 2,500 2,515,427

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2016A, RB, 5.00%, 01/01/39 ..... USD 8,170 $ 8,294,919
Series A, RB, 5.00%, 01/01/39 ......... 2,500 2,618,758
Series 2021B, RB, 4.00%, 01/01/40 ..... 4,000 4,015,880
Series 2021B, RB, 4.00%, 01/01/41 ..... 1,150 1,151,835
Series 2024A, RB, 5.00%, 01/01/41 ..... 5,000 5,597,669
Series 2024A, RB, 5.25%, 01/01/42 ..... 4,000 4,528,056
Series A, RB, 4.00%, 01/01/43 ......... 15,615 15,609,171
Series B, RB, 5.00%, 01/01/43 ......... 1,750 1,792,599
Series A, RB, 5.00%, 01/01/43 ......... 5,490 5,711,622
Series 2011B, RB, 0.00%, 09/01/43
(a)
.... 2,500 818,544
Series 2011C, RB, 7.00%, 09/01/43 ..... 500 610,082
Series 2019A, RB, 4.00%, 01/01/44 ..... 2,030 2,015,812
Series 2024A, RB, 5.25%, 01/01/44 ..... 2,000 2,250,160
Series 2024A, RB, 5.00%, 01/01/45 ..... 2,750 3,021,140
Series 2011C, RB, 6.75%,  09/01/45 ..... 500 612,747
Series 2021B, RB, 3.00%, 01/01/46 ..... 2,000 1,598,376
Series 2018, RB, 5.00%, 01/01/48 ...... 1,000 1,036,718
Series A, RB, 5.00%, 01/01/48 ......... 6,100 6,318,583
Series B, RB, 5.00%, 01/01/48 ......... 1,750 1,787,135
Series 2018, RB, 4.25%, 01/01/49 ...... 1,500 1,503,078
Northwest Independent School District
Series 2023, GO, 5.00%, 02/15/48 (PSF) .. 71,000 76,500,498
Series 2024A, GO, 5.00%, 02/15/49 (PSF) 5,750 6,233,919
Pasadena Independent School District, Series
2018, GO, 4.00%, 02/15/44 (PSF) ...... 1,250 1,250,385
Permanent University Fund - Texas A&M
University System, Series 2023, RB,
5.00%, 07/01/41 ................. 17,245 19,166,966
Permanent University Fund - University of Texas
System
Series 2014B, RB, 5.00%, 07/01/25 ..... 2,700 2,703,795
Series 2022A, RB, 5.00%, 07/01/27 ..... 1,000 1,058,098
Series 2022A, RB, 5.00%, 07/01/29 ..... 3,070 3,373,862
Series 2022A, RB, 5.00%, 07/01/34 ..... 2,885 3,277,134
Series 2024B, RB, 5.00%, 07/01/36 ..... 5,000 5,984,817
Series 2024A, RB, 5.00%, 07/01/37 ..... 5,040 5,842,703
Series 2024B, RB, 5.00%, 07/01/38 ..... 5,000 5,773,091
Series 2016B, RB, 4.00%, 07/01/41 ..... 2,515 2,516,073
Series 2024A, RB, 4.00%, 07/01/53 ..... 3,500 3,516,580
Pflugerville Independent School District, Series
2023A, GO, 5.00%, 02/15/35 ......... 4,090 4,589,685
Plano Independent School District
Series 2023, GO, 5.00%, 02/15/25 ...... 17,050 17,116,178
Series 2016A, GO, 5.00%, 02/15/26 (PSF) 2,475 2,540,099
Port Authority of Houston of Harris County Texas
Series 2023, RB, 5.00%, 10/01/48 ...... 8,620 9,284,411
Series 2023, RB, 5.00%, 10/01/53 ...... 24,000 25,754,323
Prosper Independent School District
Series 2024, GO, 4.00%,  02/15/54 (PSF) .. 12,790 12,603,228
Series 2024A, GO, 4.00%, 02/15/54 (PSF)
(c)
35,970 35,444,730
Richardson Independent School District
Series 2019, GO, 5.00%, 02/15/30 (PSF) .. 1,905 2,040,093
Series 2017, GO, 5.00%,  02/15/42 (PSF) .. 6,930 7,024,807
Series 2021, GO, 4.00%, 02/15/46 (PSF) .. 2,000 2,005,793
Rockwall Independent School District, Series
2023, GO, 4.00%, 02/15/53 (PSF) ...... 13,475 13,310,154
Round Rock Independent School District
Series 2017, GO, 5.00%, 08/01/27 ...... 3,185 3,372,004
Series 2019A, GO, 5.00%, 08/01/31 (PSF) 4,000 4,397,301
Series 2019A, GO, 3.00%, 08/01/33 (PSF) 1,950 1,902,676
San Antonio Independent School District
Series 2018, GO, 5.00%, 08/15/48 (PSF) .. 6,000 6,044,240
Series 2022, GO, 5.00%, 08/15/52 (PSF) .. 3,000 3,237,515
San Antonio Public Facilities Corp., Series 2012,
RB, 4.00%, 09/15/42 .............. 6,600 6,535,727
Security
Par (000)
Par (000) Value
Texas (continued)
San Antonio Water System
Series 2016C, RB, 5.00%, 05/15/33 ..... USD 10,500 $ 10,885,197
Series 2016C, RB, 5.00%, 05/15/34 ..... 3,245 3,361,339
Series 2016C, RB, 5.00%, 05/15/35 ..... 1,800 1,862,352
Series 2015B, RB, 4.00%, 05/15/40 ..... 14,785 14,788,177
Series 2016C, RB, 5.00%, 05/15/46 ..... 1,660 1,694,580
Series 2018A, RB, 5.00%, 05/15/48 ..... 6,720 6,981,014
Series 2020C, RB, 4.00%, 05/15/50 ..... 1,000 994,629
Series 2020A, RB, 5.00%, 05/15/50 ..... 6,000 6,347,512
Series 2021A, RB, 4.00%, 05/15/51 ..... 3,790 3,764,798
San Jacinto Community College District, Series
2019A, GO, 5.00%, 02/15/44 ......... 3,660 3,831,470
San Marcos Consolidated Independent School
District, Series 2023, GO, 5.25%, 08/15/47
(PSF) ....................... 10,000 11,116,981
Southwest Independent School District, Series
2023, GO, 4.00%, 02/01/53 (PSF) ...... 15,000 14,897,886
State of Texas
Series 2024, GO, 5.00%, 10/01/25 ...... 10,000 10,175,380
Series 2014, GO, 5.00%, 10/01/25 ...... 4,240 4,244,974
Series 2015A, GO, 5.00%, 10/01/25 ..... 16,300 16,585,869
Series 2015A, GO, 5.00%, 10/01/26 ..... 7,000 7,114,208
Series A, GO, 5.00%, 10/01/26 ........ 3,305 3,308,877
Series 2016A, GO, 5.00%, 04/01/27 ..... 5,890 6,053,096
Series 2014, GO, 5.00%, 10/01/27 ...... 3,250 3,253,813
Series 2015A, GO, 5.00%, 10/01/27 ..... 2,445 2,482,761
Series 2024, GO, 5.00%,  10/01/27 ...... 7,275 7,746,611
Series 2015A, GO, 5.00%, 10/01/28 ..... 5,105 5,180,895
Series A, GO, 5.00%, 10/01/28 ........ 5,000 5,005,866
Series A, GO, 5.00%, 10/01/30 ........ 2,000 2,108,369
Series A, GO, 4.00%, 10/01/31 ........ 2,000 2,000,980
Series 2014, GO, 4.00%, 10/01/31 ...... 12,790 12,796,267
Series 2015A, GO, 5.00%, 10/01/31 ..... 1,000 1,013,714
Series 2024, GO, 5.00%, 10/01/31 ...... 14,385 16,413,239
Series 2016, GO, 5.00%, 04/01/32 ...... 2,300 2,355,191
Series 2024, GO, 5.00%, 10/01/32 ...... 5,000 5,765,066
Series B, GO, 5.00%, 10/01/32 ........ 5,825 6,116,174
Series A, GO, 5.00%, 10/01/33 ........ 34,100 35,762,443
Series 2016, GO, 5.00%, 04/01/34 ...... 16,500 16,874,235
Series A, GO, 5.00%, 10/01/34 ........ 32,000 33,522,998
Series 2015A, GO, 5.00%, 10/01/36 ..... 10,150 10,267,510
Series 2022B, GO, 5.00%, 08/01/39 ..... 7,240 7,300,001
Series 2022B, GO, 5.00%, 08/01/40 ..... 3,000 3,024,075
Series 2024, GO, 5.00%, 10/01/42 ...... 1,500 1,694,093
Series 2024, GO, 5.00%, 10/01/43 ...... 5,250 5,904,667
Series 2016A, GO, 5.00%, 04/01/44 ..... 2,045 2,077,742
Series A, GO, 4.00%, 10/01/44 ........ 2,000 1,959,374
Series 2015D, GO, 4.00%,  05/15/45 ..... 2,000 1,961,405
Series 2016, GO, 5.00%, 04/01/46 ...... 3,780 3,839,045
Tarrant County College District, Series 2022,
GO, 5.00%, 08/15/26 .............. 3,060 3,174,335
Tarrant Regional Water District Water Supply
System, Series 2024, RB, 4.00%, 03/01/54 6,335 6,091,603
Texas A&M University
Series 2024A, RB, 5.00%, 05/15/26 ..... 1,795 1,851,463
Series 2024A, RB, 5.00%, 05/15/33 ..... 6,500 7,535,821
Series 2017E, RB, 5.00%, 05/15/34 ..... 5,640 5,894,999
Series 2024A, RB, 5.00%, 05/15/34 ..... 7,000 8,206,683
Series 2024A, RB, 5.00%, 05/15/37 ..... 4,500 5,199,317
Series 2024A, RB, 5.00%, 05/15/41 ..... 7,500 8,511,755
Series 2024A, RB, 5.00%, 05/15/42 ..... 10,000 11,312,284
Texas Department of Transportation State
Highway Fund
Series 2016A, RB, 5.00%, 10/01/25 ..... 4,050 4,118,683
Series 2015, RB, 5.00%, 10/01/26 ...... 4,810 5,004,666

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2016A, RB, 5.00%, 10/01/26 ..... USD 1,260 $ 1,310,994
Series 2016A, RB, 5.00%, 10/01/30 ..... 5,000 5,180,349
Series 2024, RB, 5.00%, 10/01/33 ...... 4,000 4,642,144
Texas State University System
Series 2017A, RB, 5.00%, 03/15/28 ..... 6,670 7,009,268
Series 2017A, RB, 5.00%, 03/15/31 ..... 1,900 1,980,303
Series 2024, RB, 5.00%, 03/15/31 ...... 15,000 16,834,856
Series 2024, RB, 5.00%, 03/15/33 ...... 8,065 9,273,291
Series 2024, RB, 5.00%,  03/15/35 ...... 6,095 7,065,042
Series 2024, RB, 5.25%, 03/15/54 ...... 10,050 11,056,868
Texas Transportation Commission
Series 2024, GO, 5.00%, 04/01/26 ...... 1,620 1,665,336
Series 2024, GO, 5.00%, 04/01/33 ...... 10,000 11,536,604
Series 2024, GO, 5.00%, 04/01/35 ...... 5,000 5,769,350
Series 2024, GO, 5.00%, 04/01/36 ...... 5,000 5,747,765
Series 2014B, GO, VRDN 0.65%, 04/01/26
(b)
5,000 4,774,092
Series 2024, GO, 5.00%, 04/01/42 ...... 6,000 6,737,194
Texas Transportation Commission State
Highway 249 System, Series 2019A, RB,
5.00%, 08/01/57 ................. 1,750 1,793,473
Texas Water Development Board
Series 2018B, RB, 5.00%, 04/15/25 ..... 5,520 5,558,742
Series 2020, RB, 5.00%,  04/15/26 ...... 1,380 1,420,256
Series 2021, RB, 5.00%, 08/01/26 ...... 1,300 1,347,479
Series 2020, RB, 5.00%, 10/15/26 ...... 3,310 3,446,597
Series 2021, RB, 5.00%, 08/01/27 ...... 1,500 1,586,572
Series 2021, RB, 5.00%, 08/01/28 ...... 1,110 1,197,292
Series 2017A, RB, 5.00%, 04/15/29 ..... 1,000 1,056,567
Series 2018B, RB, 5.00%, 04/15/30 ..... 1,860 2,005,993
Series 2021, RB, 5.00%, 08/01/30 ...... 1,310 1,461,893
Series A, RB, 5.00%, 10/15/30 ......... 1,000 1,015,907
Series 2018A, RB, 5.00%, 10/15/30 ..... 7,940 8,485,292
Series 2016, RB, 5.00%, 10/15/31 ...... 5,070 5,235,793
Series 2018A, RB, 5.00%, 10/15/31 ..... 6,605 7,039,269
Series A, RB, 5.00%, 10/15/31 ......... 1,000 1,015,475
Series 2017A, RB, 5.00%, 10/15/31 ..... 1,000 1,053,568
Series 2017A, RB, 4.00%, 10/15/32 ..... 3,475 3,546,019
Series 2018B, RB, 5.00%, 10/15/32 ..... 5,820 6,242,147
Series 2019A, RB, 3.00%, 10/15/33 ..... 2,000 1,931,873
Series 2017A, RB, 4.00%, 10/15/33 ..... 2,000 2,037,830
Series 2020, RB, 4.00%, 10/15/33 ...... 3,080 3,230,375
Series 2020, RB, 4.00%, 08/01/34 ...... 5,000 5,216,512
Series 2019A, RB, 3.00%, 10/15/34 ..... 2,000 1,923,784
Series 2017A, RB, 4.00%, 10/15/34 ..... 1,000 1,016,963
Series 2018B, RB, 4.00%, 10/15/34 ..... 3,000 3,090,621
Series A, RB, 4.00%, 10/15/34 ......... 3,000 3,009,445
Series 2017A, RB, 4.00%, 10/15/35 ..... 2,500 2,538,798
Series 2021, RB, 4.00%,  10/15/35 ...... 4,740 4,972,426
Series 2019A, RB, 4.00%, 10/15/36 ..... 5,775 5,962,091
Series 2018B, RB, 4.00%, 10/15/36 ..... 10,000 10,235,888
Series 2018A, RB, 4.00%, 10/15/36 ..... 3,000 3,062,113
Series 2022, RB, 4.45%,  10/15/36 ...... 1,000 1,082,864
Series 2023A, RB, 5.00%, 10/15/37 ..... 2,565 2,935,510
Series 2019A, RB, 4.00%, 10/15/38 ..... 1,490 1,528,497
Series 2018A, RB, 4.00%, 10/15/38 ..... 9,160 9,301,517
Series 2018B, RB, 5.00%, 10/15/38 ..... 2,130 2,263,439
Series 2019A, RB, 3.00%, 10/15/39 ..... 2,585 2,379,416
Series 2020, RB, 3.00%, 08/01/40 ...... 2,000 1,820,226
Series 2020, RB, 3.00%, 10/15/40 ...... 3,500 3,194,534
Series 2023A, RB, 4.65%, 10/15/40 ..... 1,995 2,158,386
Series 2024A, RB, 5.00%, 10/15/40 ..... 5,250 5,989,571
Series A, RB, 5.00%, 10/15/40 ......... 890 900,100
Series 2022, RB, 5.00%, 08/01/41 ...... 28,505 31,602,239
Series 2024A, RB, 4.00%, 10/15/41 ..... 4,725 4,831,422
Series 2023, RB, 5.00%, 08/01/42 ...... 6,275 7,009,160
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2017A, RB, 5.00%, 10/15/42 ..... USD 2,000 $ 2,077,287
Series 2018B, RB, 4.00%, 10/15/43 ..... 12,000 12,061,634
Series 2024A, RB, 4.00%, 10/15/43 ..... 4,000 4,048,736
Series 2018A, RB, 5.00%, 10/15/43 ..... 11,750 12,288,988
Series 2019A, RB, 4.00%, 10/15/44 ..... 5,000 5,017,999
Series 2024A, RB, 5.00%, 10/15/44 ..... 7,500 8,417,759
Series A, RB, 4.00%, 10/15/45 ......... 4,865 4,860,799
Series 2016, RB, 5.25%,  10/15/46 ...... 2,000 2,053,139
Series 2017A, RB, 5.00%, 10/15/47 ..... 2,500 2,576,688
Series 2022, RB, 5.00%, 10/15/47 ...... 22,500 24,530,432
Series 2023A, RB, 4.88%, 10/15/48 ..... 9,000 9,689,624
Series 2018B, RB, 5.00%,  04/15/49 ..... 35,020 36,580,148
Series 2019A, RB, 4.00%, 10/15/49 ..... 20,445 20,308,476
Series 2024A, RB, 5.00%, 10/15/49 ..... 17,500 19,267,434
Series 2020, RB, 4.00%, 04/15/51 ...... 6,000 5,951,833
Series 2022, RB, 4.80%,  10/15/52 ...... 1,500 1,587,974
Series 2024A, RB, 5.00%, 10/15/53 ..... 18,090 19,849,124
Series 2019A, RB, 4.00%, 10/15/54 ..... 1,000 971,534
Series 2021, RB, 4.00%, 10/15/56 ...... 7,420 7,185,833
Trinity River Authority Central Regional
Wastewater System, Series 2017, RB,
5.00%, 08/01/28 ................. 2,005 2,117,804
Tyler Independent School District, Series 2017,
GO, 4.00%, 02/15/47 (PSF) .......... 1,600 1,601,181
Via Metropolitan Transit Advanced
Transportation District Sales Tax, Series 2024,
RB, 5.00%, 08/01/49 .............. 9,540 10,462,457
Waco Educational Finance Corp., Series 2021,
RB, 4.00%, 03/01/51 .............. 2,000 1,950,708
Wylie Independent School District
Series 2020A, GO, 5.00%, 08/15/30 (PSF) 14,960 16,778,274
Series 2024, GO, 5.25%, 08/15/49 (PSF) .. 23,305 25,795,848
Ysleta Independent School District, Series 2017,
GO, 5.00%, 08/15/47 (PSF) .......... 2,940 2,992,707
4,190,016,737
Utah — 0.6%
Central Valley Water Reclamation Facility, Series
2021C, RB, 4.00%, 03/01/47 ......... 2,000 2,005,096
City of Salt Lake City
Series 2017B, RB, 5.00%, 07/01/47 ..... 3,645 3,738,513
Series 2018B, RB, 5.00%, 07/01/48 ..... 2,000 2,069,647
Series 2022, RB, 5.00%, 02/01/52 ...... 30,000 32,250,144
Intermountain Power Agency
Series 2022A, RB, 5.00%, 07/01/26 ..... 3,445 3,556,463
Series 2022A, RB, 5.00%, 07/01/29 ..... 1,250 1,372,757
Series 2022A, RB, 5.00%,  07/01/30 ..... 2,000 2,230,129
Series 2023A, RB, 5.00%, 07/01/31 ..... 13,170 14,899,042
Series 2022A, RB, 5.00%, 07/01/32 ..... 1,000 1,132,610
Series 2022A, RB, 5.00%, 07/01/33 ..... 1,250 1,411,474
Series 2022A, RB, 5.00%,  07/01/34 ..... 1,250 1,409,747
Series 2022A, RB, 4.00%, 07/01/36 ..... 2,500 2,600,780
Series 2023A, RB, 5.00%, 07/01/37 ..... 5,000 5,645,492
Series 2022A, RB, 5.00%, 07/01/38 ..... 2,500 2,776,158
Series 2022A, RB, 5.00%, 07/01/40 ..... 2,500 2,755,975
Series 2023A, RB, 5.00%, 07/01/41 ..... 2,000 2,224,030
Series 2022A, RB, 5.00%, 07/01/42 ..... 2,500 2,730,633
Series 2022A, RB, 5.00%, 07/01/43 ..... 23,585 25,684,431
State of Utah
Series 2020B, GO, 5.00%,  07/01/25 ..... 6,010 6,082,562
Series 2018, GO, 5.00%, 07/01/26 ...... 5,225 5,410,211
Series 2020B, GO, 5.00%, 07/01/26 ..... 11,925 12,347,705
Series 2017, GO, 5.00%, 07/01/27 ...... 1,140 1,194,407
Series 2020B, GO, 5.00%, 07/01/28 ..... 1,470 1,592,015
Series 2020, GO, 5.00%, 07/01/29 ...... 4,030 4,394,199

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Utah (continued)
Series 2020B, GO, 5.00%, 07/01/29 ..... USD 1,600 $ 1,744,595
Series 2020, GO, 5.00%, 07/01/30 ...... 5,600 6,103,308
Series 2020, GO, 5.00%, 07/01/31 ...... 13,500 14,696,077
Series 2020, GO, 3.00%, 07/01/34 ...... 4,120 4,044,637
Timpanogos Special Service District
Series 2024, RB, 5.00%, 06/01/47 ...... 4,000 4,437,157
Series 2024, RB, 5.00%, 06/01/54 ...... 16,500 18,076,778
University of Utah (The)
Series 2022B, RB, 5.00%, 08/01/27 ..... 1,330 1,409,473
Series 2022B, RB, 5.00%, 08/01/41 ..... 1,885 2,100,098
Series 2022B, RB, 5.00%, 08/01/42 ..... 2,490 2,764,343
Series 2022A, RB, 4.00%,  08/01/51 ..... 12,000 11,990,077
Series 2023B, RB, 5.25%, 08/01/53 ..... 5,610 6,228,091
Utah Transit Authority
Series 2015A, RB, 5.00%, 06/15/25 ..... 1,630 1,647,828
Series 2015A, RB, 5.00%, 06/15/26 ..... 3,465 3,503,071
Series 2015A, RB, 5.00%, 06/15/28 ..... 5,005 5,059,991
Series 2015A, RB, 5.00%, 06/15/29 ..... 3,010 3,043,071
Series 2024, RB, 5.00%, 06/15/33 ...... 4,000 4,652,805
Series 2015A, RB, 5.00%, 06/15/37 ..... 4,815 4,867,903
Series 2015A, RB, 5.00%, 06/15/38 ..... 5,500 5,560,430
Series 2024, RB, 5.00%, 06/15/38 ...... 2,000 2,324,702
Series 2024, RB, 5.00%, 06/15/39 ...... 10,000 11,468,515
Series 2024, RB, 5.00%, 06/15/40 ...... 9,000 10,270,771
267,507,941
Vermont — 0.0%
University of Vermont & State Agricultural
College, Series 2015, RB, 5.00%, 10/01/40 1,000 1,011,869
Virginia — 1.9%
Chesapeake Bay Bridge & Tunnel District
Series 2016, RB, 5.00%, 07/01/41 (AGM) . 3,000 3,060,409
Series 2016, RB, 5.00%, 07/01/46 ...... 21,350 21,573,432
Series 2016, RB, 5.00%, 07/01/51 ...... 1,500 1,513,527
City of Alexandria
Series 2023, GO, 5.00%, 12/15/30 (SAW) . 10,235 11,583,182
Series 2023, GO, 5.00%, 12/15/34 (SAW) . 5,330 6,257,605
Series 2023, GO, 5.00%, 12/15/35 (SAW) . 10,755 12,576,565
Series 2023, GO, 5.00%, 12/15/36 (SAW) . 10,855 12,648,964
Series 2023, GO, 5.00%, 12/15/37 (SAW) . 10,960 12,709,548
Series 2023, GO, 5.00%, 12/15/38 (SAW) . 5,500 6,354,708
Series 2023, GO, 4.00%, 12/15/43 (SAW) . 12,750 13,108,666
Series 2019A, GO, 3.00%, 07/15/46 (SAW) 1,000 848,778
City of Norfolk, Series 2019, GO,
5.00%, 08/01/46 (SAW) ............ 2,755 2,989,754
City of Richmond
Series 2016A, RB, 5.00%, 01/15/29 ..... 2,000 2,047,147
Series 2016A, RB, 5.00%, 01/15/30 ..... 1,000 1,023,573
Series 2016A, RB, 5.00%, 01/15/32 ..... 2,020 2,067,618
Commonwealth of Virginia
Series 2015B, GO, 5.00%, 06/01/26 (SAW) 3,025 3,057,010
Series 2015B, GO, 5.00%, 06/01/27 (SAW) 2,090 2,112,762
County of Arlington
Series 2023, GO, 5.00%, 06/15/32 ...... 8,715 10,049,799
Series 2019, GO, 4.00%, 06/15/34 ...... 2,085 2,175,475
County of Fairfax
Series 2015B, GO, 5.00%,  10/01/25 (SAW) 5,035 5,120,041
Series 2016A, GO, 4.00%, 10/01/27 (SAW) 7,625 7,754,856
Series 2023A, GO, 4.00%, 10/01/28 (SAW) 4,000 4,196,476
Series 2020A, GO, 5.00%, 10/01/28 (SAW) 5,000 5,436,091
Series 2017A, GO, 5.00%, 10/01/28 (SAW) 1,800 1,892,036
Series 2023A, GO, 4.00%, 10/01/30 (SAW) 7,600 8,129,952
Series 2024A, GO, 5.00%, 10/01/30 (SAW) 11,000 12,382,014
Series 2019A, GO, 5.00%, 10/01/31 (SAW) 5,280 5,769,756
Security
Par (000)
Par (000) Value
Virginia (continued)
Series 2024A, GO, 5.00%, 10/01/31 (SAW) USD 7,085 $ 8,092,952
Series 2017A, GO, 4.00%, 10/01/32 (SAW) 9,900 10,106,299
Series 2024A, GO, 5.00%, 10/01/32 (SAW) 6,715 7,772,614
Series 2019A, GO, 5.00%, 10/01/36 (SAW) 7,305 7,904,114
Series 2022A, GO, 2.00%, 10/01/38 (SAW) 13,630 10,616,572
Series 2023A, GO, 4.00%, 10/01/40 (SAW) 3,000 3,109,665
Series 2021A, RB, 5.00%, 07/15/46 ..... 7,415 8,047,376
Series 2024A, RB, 5.00%, 07/15/49 ..... 6,320 7,004,068
Series 2021A, RB, 4.00%, 07/15/51 ..... 5,000 5,039,200
County of Henrico, Series 2020A, GO,
5.00%, 08/01/28 (SAW) ............ 1,260 1,366,831
County of Loudoun, Series 2021A, GO,
4.00%, 12/01/31 (SAW) ............ 3,330 3,535,479
Hampton Roads Sanitation District
Series 2016A, RB, 5.00%, 08/01/30 ..... 2,020 2,092,180
Series 2016A, RB, 5.00%, 08/01/37 ..... 8,570 8,876,229
Series 2024B, RB, 5.00%, 07/01/49 ..... 6,650 7,333,490
Series 2024B, RB, 5.00%, 07/01/54 ..... 1,675 1,836,526
Hampton Roads Transportation Accountability
Commission
Series 2018A, RB, 5.00%, 07/01/42 ..... 8,110 8,493,047
Series 2020A, RB, 4.00%, 07/01/45 ..... 2,000 2,010,632
Series 2018A, RB, 5.00%,  07/01/48 ..... 21,035 21,943,160
Series 2018A, RB, 5.00%, 07/01/52 ..... 41,645 44,559,983
Series 2022A, RB, 4.00%, 07/01/57 ..... 17,565 17,375,405
Series 2018A, RB, 5.50%, 07/01/57 ..... 11,380 12,343,878
Series 2020A, RB, 4.00%,  07/01/60 ..... 5,005 4,920,923
Series 2020A, RB, 5.00%, 07/01/60 ..... 2,000 2,114,464
Northern Virginia Transportation Commission,
Series 2022, RB, 5.00%, 06/01/47 ...... 5,500 6,005,899
University of Virginia
Series 2017A, RB, 5.00%, 04/01/38 ..... 1,000 1,044,245
Series 2015A-2, RB, 5.00%, 04/01/45 .... 8,000 8,033,375
Virginia College Building Authority
Series 2017E, RB, 5.00%, 02/01/26 ..... 4,405 4,516,153
Series 2015D, RB, 3.00%, 02/01/27 ( ST
INTERCEPT) .................. 2,685 2,671,717
Series 2017E, RB, 5.00%, 02/01/27 ..... 10,160 10,663,360
Series 2022A, RB, 5.00%, 02/01/27 ..... 4,000 4,198,173
Series 2016A, RB, 5.00%, 09/01/27 (ST
INTERCEPT) .................. 4,700 4,873,949
Series 2021A, RB, 5.00%, 02/01/28 ..... 21,120 22,613,148
Series 2017E, RB, 5.00%, 02/01/28 ..... 1,000 1,070,698
Series 2019C, RB, 5.00%, 02/01/28 ..... 575 615,652
Series 2017E, RB, 5.00%, 02/01/29 ..... 5,015 5,360,480
Series 2017C, RB, 5.00%,  02/01/30 ..... 3,800 3,976,955
Series 2022A, RB, 5.00%, 02/01/30 ..... 12,260 13,603,299
Series 2017E, RB, 5.00%, 02/01/30 ..... 1,815 1,937,768
Series 2021A, RB, 5.00%, 02/01/30 ..... 6,340 7,034,659
Series 2019C, RB, 5.00%,  02/01/30 ..... 2,775 3,022,186
Series A, RB, 4.00%, 02/01/31 ......... 4,300 4,329,518
Series 2017E, RB, 5.00%, 02/01/31 ..... 1,025 1,092,037
Series 2017C, RB, 5.00%, 02/01/31 ..... 1,830 1,914,087
Series 2015A, RB, 4.00%, 02/01/32 ..... 3,000 3,000,787
Series 2022A, RB, 5.00%, 02/01/32 ..... 3,015 3,453,015
Series 2023B, RB, 5.00%, 02/01/32 ..... 6,000 6,871,672
Series 2022A, RB, 3.50%, 02/01/34 ..... 2,000 2,025,192
Series 2023B, RB, 5.00%, 02/01/34 ..... 3,500 4,033,810
Series 2019A, RB, 3.00%, 02/01/36 ..... 5,000 4,792,889
Series 2021A, RB, 3.00%, 02/01/36 ..... 2,500 2,393,995
Series 2024A, RB, 5.00%, 02/01/36 ..... 18,575 21,439,915
Series 2023A, RB, 5.00%, 02/01/37 ..... 3,500 3,991,119
Series 2023A, RB, 5.00%, 02/01/38 ..... 3,375 3,831,745
Series 2022A, RB, 5.00%, 02/01/38 ..... 1,790 2,006,958
Series 2022A, RB, 5.00%, 02/01/39 ..... 2,000 2,230,004

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia (continued)
Series 2021A, RB, 3.00%, 02/01/40 ..... USD 2,485 $ 2,266,166
Series 2022A, RB, 5.00%, 02/01/40 ..... 6,955 7,717,121
Series 2022A, RB, 5.25%, 02/01/41 ..... 5,000 5,608,277
Series 2021C, RB, 3.00%, 09/01/51 (ST
INTERCEPT) .................. 7,110 5,759,741
Virginia Commonwealth Transportation Board
Series 2017A, RB, 5.00%, 05/15/26 ..... 4,375 4,516,339
Series 2017, RB, 5.00%, 09/15/26 ...... 3,115 3,241,520
Series 2017A, RB, 5.00%, 05/15/27 ..... 2,465 2,602,857
Series 2024, RB, 5.00%, 05/15/27 ...... 8,400 8,869,777
Series 2017, RB, 5.00%, 09/15/27 ...... 1,110 1,180,758
Series 2017A, RB, 5.00%, 05/15/30 ..... 21,035 22,372,193
Series 2024, RB, 5.00%, 05/15/32 ...... 7,560 8,697,429
Series 2022, RB, 4.00%,  05/15/33 ...... 12,360 13,179,265
Series 2017A, RB, 4.00%, 05/15/35 ..... 1,000 1,017,053
Series 2022, RB, 4.00%, 05/15/35 ...... 8,000 8,452,639
Series 2017A, RB, 4.00%, 05/15/36 ..... 4,985 5,065,050
Series 2024, RB, 5.00%, 05/15/39 ...... 13,320 15,284,775
Series 2018, RB, 4.00%, 05/15/41 ...... 16,050 16,245,016
Series 2017, RB, 4.00%, 05/15/42 ...... 14,260 14,321,302
Virginia Port Authority Commonwealth Port
Fund, Series 2023A, RB, 5.25%, 07/01/48 . 5,000 5,562,634
Virginia Public Building Authority
Series B, RB, 5.00%, 08/01/25 ......... 1,975 2,001,381
Series 2022A, RB, 5.00%, 08/01/26 ..... 4,000 4,150,729
Series 2017A, RB, 5.00%, 08/01/27 ..... 3,015 3,200,101
Series 2017A, RB, 5.00%, 08/01/28 ..... 1,175 1,246,879
Series 2022A, RB, 5.00%, 08/01/28 ..... 6,000 6,499,967
Series 2021A-2, RB, 4.00%, 08/01/34 .... 2,000 2,103,533
Series 2022A, RB, 5.00%, 08/01/38 ..... 1,010 1,138,267
Series 2024A, RB, 5.00%,  08/01/43 ..... 17,125 19,289,191
Series 2024A, RB, 5.00%, 08/01/44 ..... 7,340 8,234,902
Virginia Public School Authority
Series 2015A, RB, 5.00%, 08/01/26 (ST
INTERCEPT) .................. 1,515 1,536,942
Series 2015A, RB, 5.00%,  08/01/27 (ST
INTERCEPT) .................. 5,000 5,072,028
Series 2015A, RB, 5.00%, 08/01/28 (ST
INTERCEPT) .................. 1,940 1,967,175
Series 2022B, RB, 5.00%, 08/01/29 (SAW) 2,685 2,963,967
Virginia Resources Authority, Series 2024A, RB,
5.00%, 11/01/54 ................. 7,485 8,312,506
Virginia Resources Authority Clean Water
Revolving Fund, Series 2014B, RB,
5.00%, 10/01/26 ................. 26,155 26,193,448
799,454,218
Washington — 3.9%
Central Puget Sound Regional Transit Authority
Series 2021S-1, RB, 5.00%, 11/01/27 .... 1,630 1,738,432
Series 2021S-1, RB, 5.00%, 11/01/28 .... 1,505 1,637,229
Series 2015S-1, RB, 5.00%, 11/01/29 .... 3,500 3,571,165
Series 2015S-1, RB, 5.00%, 11/01/31 .... 1,250 1,275,416
Series 2015S-1, RB, 4.00%, 11/01/34 .... 10,040 10,154,177
Series 2015S-1, RB, 5.00%, 11/01/36 .... 4,500 4,591,498
Series 2021S-1, RB, 5.00%, 11/01/36 .... 3,000 3,344,139
Series 2015S-1, RB, 5.00%, 11/01/45 .... 19,870 20,274,015
Series 2016S-1, RB, 5.00%, 11/01/46 .... 3,170 3,771,333
City of Seattle
Series 2019B, RB, 5.00%, 02/01/25 ..... 4,570 4,583,812
Series 2023A, RB, 5.00%,  03/01/32 ..... 11,735 13,415,106
Series 2021A, RB, 4.00%, 07/01/39 ..... 3,735 3,822,364
Series 2012A, RB, 4.00%, 06/01/41 ..... 23,985 23,883,987
Series 2021A, RB, 4.00%, 07/01/41 ..... 22,145 22,508,287
Series 2022, RB, 5.00%,  07/01/43 ...... 2,360 2,594,742
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2014, RB, 4.00%, 09/01/44 ...... USD 4,500 $ 4,500,086
Series 2018A, RB, 4.00%, 01/01/45 ..... 13,125 13,134,936
Series 2015A, RB, 4.00%, 05/01/45 ..... 1,765 1,765,247
Series 2023B, RB, VRDN ( TD Bank NA
LOC), 3.20%, 12/03/24
(b)
........... 62,240 62,240,000
Series 2022, RB, 5.00%, 07/01/47 ...... 10,000 10,884,148
Series 2017C, RB, 4.00%, 09/01/47 ..... 3,135 3,102,967
Series 2021A, RB, 4.00%, 07/01/51 ..... 4,865 4,830,737
City of Tacoma, Series 2022, RB,
4.00%, 12/01/51 ................. 19,440 19,184,827
City of Tacoma Electric System
Series 2013A, RB, 4.00%, 01/01/42 ..... 1,000 978,443
Series 2024A, RB, 5.00%, 01/01/54 ..... 2,500 2,700,597
County of King
Series 2021A, GO, 4.00%, 01/01/25 ..... 4,010 4,012,948
Series 2016B, RB, 5.00%, 07/01/25 ..... 5,720 5,789,498
Series 2016B, RB, 5.00%, 07/01/27 ..... 1,780 1,842,040
Series 2021A, GO, 5.00%, 01/01/28 ..... 3,270 3,499,835
Series 2023, RB, 5.00%, 01/01/28 ...... 5,000 5,346,833
Series 2023A, GO, 5.00%, 12/01/28 ..... 2,515 2,740,359
Series 2021A, GO, 5.00%, 01/01/31 ..... 7,000 7,894,254
Series 2024A, RB, 5.00%, 01/01/36 ..... 5,000 5,826,461
Series 2024A, RB, 5.00%, 01/01/37 ..... 5,000 5,782,390
Series 2024A, RB, 5.00%, 01/01/38 ..... 2,000 2,303,086
Series 2024A, RB, 5.00%, 01/01/39 ..... 3,000 3,428,963
Series 2015A, RB, 5.00%, 07/01/40 ..... 2,220 2,223,209
Series 2024, RB, VRDN (Bank of America NA
SBPA), 3.10%, 12/03/24
(b)
.......... 51,925 51,925,000
Series 2023, RB, 4.00%, 01/01/45 ...... 14,885 14,955,984
Series 2019B, GO, VRDN (TD Bank NA
SBPA), 2.90%, 12/04/24
(b)
.......... 12,505 12,505,000
Series 2019A, GO, VRDN (TD Bank NA
SBPA), 3.15%, 12/03/24
(b)
.......... 22,820 22,820,000
Series 2016B, RB, 5.00%, 07/01/46 ..... 3,000 3,057,380
Series 2020A, RB, 4.00%, 01/01/52 ..... 27,000 27,034,595
Series 2024A, RB, 5.25%,  01/01/55 ..... 24,585 27,341,286
Energy Northwest
Series 2018C, RB, 5.00%, 07/01/25 ..... 9,580 9,692,338
Series 2015C, RB, 5.00%, 07/01/25 ..... 1,030 1,042,078
Series 2016A, RB, 5.00%, 07/01/25 ..... 2,940 2,974,475
Series 2022A, RB, 5.00%, 07/01/26 ..... 3,340 3,456,816
Series 2015A, RB, 5.00%, 07/01/26 ..... 2,170 2,194,831
Series 2021A, RB, 5.00%, 07/01/26 ..... 3,575 3,700,035
Series 2017A, RB, 5.00%, 07/01/26 ..... 3,100 3,208,422
Series 2020A, RB, 5.00%, 07/01/27 ..... 1,000 1,057,404
Series 2018C, RB, 5.00%, 07/01/27 ..... 1,000 1,057,404
Series 2016-A, RB, 5.00%, 07/01/27 ..... 1,615 1,666,218
Series 2022A, RB, 5.00%, 07/01/28 ..... 1,555 1,679,698
Series 2017A, RB, 5.00%, 07/01/28 ..... 8,110 8,576,419
Series 2018C, RB, 5.00%, 07/01/28 ..... 3,575 3,861,685
Series 2015-A, RB, 5.00%, 07/01/29 ..... 2,660 2,688,803
Series 2018C, RB, 5.00%, 07/01/30 ..... 5,525 5,945,566
Series 2015C, RB, 5.00%,  07/01/30 ..... 2,230 2,253,117
Series 2018C, RB, 5.00%, 07/01/31 ..... 1,050 1,125,853
Series 2022A, RB, 5.00%, 07/01/32 ..... 5,405 6,204,942
Series 2015A, RB, 5.00%, 07/01/33 ..... 2,500 2,522,314
Series 2015A, RB, 5.00%, 07/01/34 ..... 2,000 2,017,161
Series 2022A, RB, 5.00%, 07/01/36 ..... 13,105 14,865,173
Series 2020A, RB, 5.00%, 07/01/36 ..... 1,000 1,101,225
Series 2019A, RB, 5.00%, 07/01/37 ..... 33,235 35,894,624
Series 2015A, RB, 4.00%, 07/01/38 ..... 2,000 2,000,847
Series 2015A, RB, 5.00%, 07/01/38 ..... 10,585 10,670,346
Series 2024A, RB, 5.00%, 07/01/39 ..... 11,000 12,660,858
Series 2023A, RB, 5.00%, 07/01/39 ..... 13,000 14,742,576
Series 2024A, RB, 5.00%, 07/01/40 ..... 10,200 11,681,925

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2021A, RB, 5.00%, 07/01/41 ..... USD 12,090 $ 13,254,352
Series 2021A, RB, 4.00%, 07/01/42 ..... 10,360 10,515,599
Grant County Public Utility District No. 2 Priest
Rapids Hydroelectric Project
Series 2024B, RB, 5.00%, 01/01/39 ..... 2,000 2,273,624
Series 2024B, RB, 5.00%, 01/01/40 ..... 3,000 3,396,209
King & Snohomish Counties School District No.
417 Northshore
Series 2018, GO, 5.00%, 12/01/35 (GTD) . 1,000 1,063,274
Series 2018, GO, 5.00%, 12/01/36 (GTD) . 3,015 3,200,934
King County School District No. 210 Federal
Way, Series 2018, GO, 3.60%, 12/01/37
(GTD) ....................... 21,945 22,031,417
King County School District No. 414
Lake Washington, Series 2020, GO,
4.00%, 12/01/28 (GTD) ............. 5,540 5,806,011
Kitsap County School District No. 100-C
Bremerton, Series 2024, GO, 5.25%, 12/01/47
(GTD) ....................... 7,150 8,040,896
Pierce County School District No. 10 Tacoma
Series 2024, GO, 5.00%, 12/01/26 (GTD) . 20,000 20,883,240
Series 2015, GO, 5.00%, 12/01/39 (GTD) . 2,000 2,039,840
Pierce County School District No. 3 Puyallup,
Series 2017, GO, 5.00%, 12/01/34 (GTD) . 5,900 6,180,920
Pierce County School District No. 403 Bethel
Series 2024, GO, 5.00%, 12/01/42 (GTD) . 10,290 11,547,861
Series 2024, GO, 5.00%, 12/01/43 (GTD) . 3,500 3,911,971
Port of Seattle
Series 2022A, RB, 5.00%, 08/01/30 ..... 3,075 3,416,034
Series 2022A, RB, 5.00%, 08/01/31 ..... 2,500 2,814,951
Series 2024A, RB, 5.00%, 03/01/33 ..... 3,000 3,429,396
Series 2024A, RB, 5.00%, 03/01/34 ..... 2,250 2,598,941
Series 2024A, RB, 5.00%, 03/01/35 ..... 3,500 4,013,570
Series 2017, GO, 5.00%, 01/01/42 ...... 5,280 5,429,233
Port of Tacoma, Series 2008B, RB, VRDN (Bank
of America NA LOC), 2.85%, 12/04/24
(b)
... 14,000 14,000,000
Snohomish County Public Utility District
No. 1 Electric System, Series 2015, RB,
5.00%, 12/01/40 ................. 1,000 1,013,416
Spokane County School District No. 81 Spokane
Series 2012, GO, 3.00%, 12/01/31 (GTD) . 2,000 1,935,160
Series 2021, GO, 4.00%, 12/01/39 (GTD) . 2,000 2,059,869
State of Washington
Series R-2015B, GO, 5.00%,  07/01/25 ... 1,500 1,500,817
Series R-2020C, GO, 5.00%, 07/01/25 ... 2,520 2,549,988
Series R-2020D, GO, 5.00%, 07/01/25 ... 1,550 1,568,445
Series R-2022D, GO, 5.00%, 07/01/25 ... 5,230 5,292,236
Series R-2023A, GO, 5.00%,  08/01/25 ... 26,145 26,504,617
Series 2022C, GO, 5.00%, 02/01/26 ..... 10,000 10,253,354
Series R-2025B, GO, 5.00%, 07/01/26 ... 4,980 5,156,526
Series R-2015B, GO, 5.00%, 07/01/26 ... 1,050 1,050,572
Series R-2025C, GO, 5.00%,  07/01/26 ... 35,020 36,261,354
Series R-2018C, GO, 5.00%, 08/01/26 ... 5,680 5,893,093
Series R-2022D, GO, 4.00%, 07/01/27 ... 36,300 37,483,652
Series R-2025B, GO, 5.00%, 07/01/27 ... 7,390 7,827,284
Series R-2016B, GO, 5.00%,  07/01/27 ... 1,000 1,023,078
Series R-2018D, GO, 5.00%, 08/01/27 ... 1,060 1,124,796
Series 2022C, GO, 5.00%, 02/01/28 ..... 2,000 2,142,788
Series R-2022D, GO, 4.00%, 07/01/28 ... 9,020 9,436,775
Series R-2022C, GO, 4.00%,  07/01/28 ... 4,295 4,493,453
Series R-2016B, GO, 5.00%, 07/01/28 ... 10,500 10,734,411
Series R-2015C, GO, 5.00%, 07/01/28 ... 1,500 1,502,168
Series R-2015E, GO, 5.00%, 07/01/28 ... 1,535 1,537,219
Series R-2018D, GO, 5.00%,  08/01/28 ... 1,495 1,583,524
Series R-2018C, GO, 5.00%, 08/01/28 ... 1,705 1,805,507
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2022C, GO, 5.00%, 02/01/29 ..... USD 2,210 $ 2,410,813
Series 2023B, GO, 5.00%, 02/01/29 ..... 16,135 17,601,118
Series R-2022C, GO, 4.00%,  07/01/29 ... 53,230 56,223,565
Series R-2015C, GO, 5.00%, 07/01/29 ... 6,455 6,464,331
Series R-2016B, GO, 5.00%, 07/01/29 ... 3,210 3,278,905
Series R-2018C, GO, 5.00%, 08/01/29 ... 6,475 6,846,418
Series R-2023A, GO, 5.00%,  08/01/29 ... 8,725 9,603,315
Series 2022C, GO, 5.00%, 02/01/30 ..... 1,840 2,047,376
Series R-2022C, GO, 4.00%, 07/01/30 ... 12,785 13,598,394
Series R-2025B, GO, 5.00%, 07/01/30 ... 4,000 4,481,998
Series R-2015C, GO, 5.00%,  07/01/30 ... 3,140 3,144,539
Series R-2015E, GO, 5.00%, 07/01/31 ... 3,000 3,004,337
Series R-2015D, GO, 5.00%, 07/01/31 ... 2,240 2,242,962
Series R-2016B, GO, 5.00%, 07/01/31 ... 1,745 1,778,158
Series R-2024C, GO, 5.00%,  08/01/31 ... 11,650 13,246,183
Series R-2015D, GO, 5.00%, 07/01/32 ... 2,000 2,002,645
Series R-2025B, GO, 5.00%, 07/01/32 ... 18,895 21,717,819
Series R-2015C, GO, 5.00%, 07/01/32 ... 2,220 2,223,209
Series R-2025C, GO, 5.00%,  07/01/32 ... 6,190 7,114,755
Series 2016A-1, GO, 5.00%, 08/01/32 .... 2,500 2,526,763
Series R-2018D, GO, 5.00%, 08/01/32 ... 3,000 3,148,418
Series R-2022C, GO, 4.00%, 07/01/33 ... 10,000 10,629,934
Series R-2025B, GO, 5.00%,  07/01/33 ... 9,975 11,591,843
Series R-2015E, GO, 5.00%, 07/01/33 ... 4,395 4,401,353
Series R-2016B, GO, 5.00%, 07/01/33 ... 3,000 3,054,119
Series R-2018D, GO, 5.00%, 08/01/33 ... 5,410 5,671,986
Series R-2017A, GO, 5.00%,  08/01/33 ... 3,915 4,026,949
Series 2019C, GO, 5.00%, 02/01/34 ..... 1,460 1,575,970
Series 2020C, GO, 5.00%, 02/01/34 ..... 4,560 5,005,129
Series R-2025B, GO, 5.00%, 07/01/34 ... 1,600 1,879,912
Series R-2023A, GO, 5.00%,  08/01/34 ... 27,595 31,938,563
Series R-2018D, GO, 5.00%, 08/01/34 ... 7,000 7,329,841
Series R-2017A, GO, 5.00%, 08/01/34 ... 3,000 3,083,327
Series 2021F, GO, 5.00%, 06/01/35 ..... 2,325 2,602,625
Series R-2025B, GO, 5.00%,  07/01/35 ... 1,500 1,762,799
Series R-2018D, GO, 5.00%, 08/01/35 ... 3,000 3,138,230
Series 2023A, GO, 5.00%, 08/01/36 ..... 5,820 6,599,071
Series R-2022A, GO, 4.00%, 02/01/37 ... 11,550 12,011,173
Series R-2024A, GO, 5.00%,  02/01/37 ... 8,695 10,038,245
Series 2017A, GO, 5.00%, 08/01/37 ..... 1,345 1,378,402
Series 2019A, GO, 5.00%, 08/01/37 ..... 2,300 2,445,902
Series R-2022B, GO, 4.00%, 02/01/38 ... 1,000 1,032,552
Series 2019C, GO, 5.00%,  02/01/38 ..... 3,000 3,213,830
Series R-2024A, GO, 5.00%, 02/01/38 ... 5,000 5,748,886
Series R-2023B, GO, 5.00%, 07/01/38 ... 1,185 1,350,674
Series 2020A, GO, 5.00%, 08/01/38 ..... 1,500 1,619,211
Series 2018C, GO, 5.00%,  02/01/39 ..... 1,000 1,051,868
Series 2020C, GO, 5.00%, 02/01/39 ..... 6,565 7,119,880
Series 2020A, GO, 5.00%, 08/01/39 ..... 2,000 2,155,586
Series 2025A, GO, 5.00%, 08/01/39 ..... 10,000 11,485,026
Series R-2021A, GO, 5.00%,  06/01/40 ... 2,205 2,394,028
Series R-2023B, GO, 5.00%, 07/01/40 ... 10,000 11,289,169
Series 2024A, GO, 5.00%, 08/01/40 ..... 5,265 5,949,369
Series 2021A, GO, 5.00%, 08/01/40 ..... 3,000 3,262,409
Series 2018C, GO, 5.00%,  02/01/41 ..... 2,240 2,347,563
Series 2017D, GO, 5.00%, 02/01/41 ..... 2,530 2,606,774
Series 2018C, GO, 5.00%, 02/01/42 ..... 14,685 15,367,355
Series 2017D, GO, 5.00%, 02/01/42 ..... 1,700 1,749,798
Series 2021C, GO, 5.00%,  02/01/42 ..... 1,500 1,634,626
Series 2024B, GO, 5.00%, 06/01/42 ..... 18,330 20,510,834
Series 2018A, GO, 5.00%, 08/01/42 ..... 3,260 3,375,578
Series 2023A, GO, 5.00%, 08/01/42 ..... 1,745 1,934,334
Series 2024B, GO, 5.00%,  06/01/43 ..... 9,315 10,370,235
Series 2025A, GO, 5.00%, 08/01/43 ..... 15,000 16,921,941
Series 2023B, GO, 5.00%, 02/01/44 ..... 1,120 1,236,888

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2023B, GO, 5.00%, 02/01/45 ..... USD 27,110 $ 29,817,487
Series 2021C, GO, 5.00%,  02/01/45 ..... 16,400 17,679,169
Series 2024B, GO, 5.00%, 06/01/45 ..... 3,685 4,065,272
Series 2023A, GO, 5.00%, 08/01/45 ..... 10,140 11,098,814
Series 2024A, GO, 5.00%, 08/01/45 ..... 25,000 27,621,903
Series 2022C, GO, 5.00%,  02/01/46 ..... 8,385 9,094,349
Series 2023A, GO, 5.00%, 08/01/46 ..... 10,145 11,057,072
Series 2023A, GO, 5.00%, 08/01/47 ..... 13,795 14,999,859
Series 2024C, GO, 5.00%, 02/01/48 ..... 15,000 16,482,881
Series 2024A, GO, 5.00%,  08/01/48 ..... 5,000 5,471,398
Series 2024C, GO, 5.00%, 02/01/49 ..... 1,400 1,535,184
Series 2024D, GO, 5.00%, 06/01/49 ..... 17,925 19,709,298
Series 2025A, GO, 5.00%, 08/01/49 ..... 4,610 5,075,357
University of Washington
Series 2024A, RB, 5.00%, 04/01/33 ..... 535 618,039
Series 2024B, RB, 5.00%, 07/01/41 ..... 9,785 11,003,180
Washington State University, Series 2015, RB,
5.00%, 04/01/40 ................. 2,055 2,067,265
1,594,938,674
West Virginia — 0.1%
State of West Virginia
Series 2021A, GO, 5.00%, 06/01/32 ..... 2,600 2,936,806
Series 2019A, GO, 5.00%, 06/01/41 ..... 2,545 2,704,176
Series 2018B, GO, 5.00%, 12/01/41 ..... 2,000 2,090,198
Series 2018B, GO, 4.00%, 06/01/42 ..... 4,895 4,905,021
Series 2018B, GO, 4.00%, 12/01/42 ..... 3,000 3,005,054
Series 2019A, GO, 5.00%, 12/01/43 ..... 4,920 5,216,072
West Virginia Commissioner of Highways, Series
2017A, RB, 5.00%, 09/01/26 ......... 1,465 1,515,917
West Virginia Parkways Authority
Series 2018, RB, 5.00%, 06/01/43 ...... 3,500 3,675,007
Series 2021, RB, 5.00%, 06/01/47 ...... 3,500 3,754,438
Series 2021, RB, 4.00%, 06/01/51 ...... 1,755 1,743,129
31,545,818
Wisconsin — 0.5%
State of Wisconsin
Series 2021-2, GO, 5.00%, 05/01/25 ..... 4,240 4,275,385
Series 2017A, GO, 5.00%, 05/01/25 ..... 1,500 1,512,518
Series 2017-2, GO, 5.00%, 11/01/25 ..... 1,655 1,687,561
Series 2017-2, GO, 5.00%, 11/01/26 ..... 3,080 3,216,414
Series 2015-1, GO, 5.00%, 05/01/27 ..... 1,750 1,762,956
Series 2021-1, GO, 5.00%, 05/01/27 ..... 5,420 5,719,277
Series 2017-3, GO, 5.00%, 11/01/27 ..... 1,000 1,053,263
Series 2017-2, GO, 5.00%, 11/01/27 ..... 3,925 4,134,057
Series 2019A, RB, 5.00%, 05/01/28 ..... 2,000 2,106,703
Series 2021-2, GO, 5.00%, 05/01/28 ..... 1,000 1,076,976
Series 2017-1, GO, 5.00%, 11/01/28 ..... 22,160 23,319,451
Series 2016-2, GO, 5.00%, 11/01/29 ..... 2,000 2,059,375
Series 2022-4, GO, 5.00%, 05/01/31 ..... 5,855 6,633,812
Series 2024-1, GO, 5.00%, 05/01/32 ..... 5,000 5,741,730
Series 2023-2, GO, 5.00%, 05/01/32 ..... 10,000 11,483,460
Series 2023-2, GO, 5.00%, 05/01/33 ..... 10,000 11,629,146
Series 2023-2, GO, 5.00%, 05/01/34 ..... 19,650 22,775,470
Series 2017-3, GO, 4.00%, 11/01/34 ..... 2,020 2,059,151
Series 2023-2, GO, 5.00%, 05/01/35 ..... 3,310 3,818,295
Series 2022A, GO, 5.00%, 05/01/35 ..... 5,265 5,890,391
Series 2023A, GO, 5.00%, 05/01/36 ..... 4,575 5,179,619
Series 2022A, GO, 5.00%, 05/01/36 ..... 2,755 3,074,534
Series 2021A, GO, 4.00%, 05/01/39 ..... 9,635 9,790,178
Series 2024C, GO, 5.00%, 05/01/40 ..... 5,000 5,728,294
Series 2021B, GO, 4.00%, 05/01/41 ..... 5,000 5,084,976
Series 2021B, GO, 4.00%, 05/01/42 ..... 3,225 3,272,854
Series 2023B, GO, 5.00%, 05/01/42 ..... 11,790 13,170,201
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Series 2023B, GO, 5.00%, 05/01/43 ..... USD 1,545 $ 1,720,198
State of Wisconsin Environmental Improvement
Fund
Series 2024A, RB, 5.00%, 06/01/33 ..... 21,790 25,324,406
Series 2021A, RB, 4.00%, 06/01/35 ..... 3,465 3,616,701
Wisconsin Department of Transportation
Series 2017-2, RB, 5.00%, 07/01/26 ..... 1,060 1,097,240
Series 2024-2, RB, 5.00%, 07/01/26 ..... 9,275 9,600,851
Series 2017-1, RB, 5.00%, 07/01/27 ..... 1,000 1,058,630
Series 2017-1, RB, 5.00%, 07/01/28 ..... 2,000 2,113,292
Series 2017-2, RB, 5.00%, 07/01/28 ..... 5,700 6,031,653
Series 2019A, RB, 5.00%, 07/01/36 ..... 3,025 3,231,405
Wisconsin Health & Educational Facilities
Authority, Series 2016, RB, 5.00%, 12/01/41 3,075 3,150,099
224,200,522
Total Long-Term Investments — 99.3%
(Cost: $40,968,655,486) ............................ 40,919,190,718
Shares
Shares
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Liquidity MuniCash Funds:
Institutional Shares, 2.74%
(d)(e)
......... 145,337,285 145,351,819
Total Short-Term Securities — 0.4%
(Cost: $145,351,819) .............................. 145,351,819
Total Investments — 99.7%
(Cost: $41,114,007,305 ) ............................ 41,064,542,537
Other Assets Less Liabilities — 0.3% .................... 122,019,514
Net Assets — 100.0% ...............................
$ 41,186,562,051
(a)
Zero-coupon bond.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
When-issued security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
Shares
Held at
11/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 3,570,998 $ 141,780,821
(a)
$ — $ — $ — $ 145,351,819 145,337,285 $ 608,633 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 40,919,190,718 $ — $ 40,919,190,718
Short-Term Securities
Money Market Funds ...................................... 145,351,819 — — 145,351,819
$ 145,351,819 $ 40,919,190,718 $ — $ 41,064,542,537

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
National Muni Bond ETF

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AGM-CR AGM Insured Custodial Receipt
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
BAM-TCRS Build America Mutual Assurance Co. - Transferable Custodial Receipts
COP Certificates of Participation
FGIC Financial Guaranty Insurance Co.
GO General Obligation Bonds
GTD Guaranteed
HERBIP Higher Education Revenue Bond Intercept Program
LIQ Liquidity Agreement
LOC Letter of Credit
MO Moral Obligation
NPFGC National Public Finance Guarantee Corp.
NPFGC-IBC National Public Finance Guarantee Corp. — Insured Bond Certificate
OK CERF Oklahoma Credit Enhancement Reserve Fund
PSF Permanent School Fund
RB Revenue Bonds
SAP Subject to Appropriations
SAW State Aid Withholding
SBPA Stand-by-Bond Purchase Agreement
SCSDE South Carolina State Department of Education
VRDN Variable Rate Demand Notes